UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock Core Bond Portfolio

BlackRock Credit Strategies Income Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2018

Date of reporting period: 06/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 7.6%
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (LIBOR USD 3 Month + 1.10%), 3.45%, 07/15/26(a)(b)	USD 1,320	$1,319,800
Allegro CLO II Ltd., Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.31%), 3.67%, 01/21/27(a)(b)	770	768,971
ALM V Ltd.(a)(b):
Series 2012-5A, Class A2R3, (LIBOR USD 3 Month + 1.25%), 3.61%, 10/18/27	1,000	994,645
Series 2012-5A, Class BR3, (LIBOR USD 3 Month + 1.65%), 4.01%, 10/18/27	610	610,383
ALM XII Ltd.(a)(b):
Series 2015-12A, Class A1R2, (LIBOR USD 3 Month + 0.89%), 2.98%, 04/16/27	2,210	2,210,606
Series 2015-12A, Class BR2, (LIBOR USD 3 Month + 1.65%), 3.74%, 04/16/27	1,110	1,108,221
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class A2R2, (LIBOR USD 3 Month + 1.50%), 3.83%, 07/15/27	1,480	1,480,000
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.23%, 07/15/27	560	560,000
AMMC CLO XI Ltd., Series 2012-11A, Class A1R2, (LIBOR USD 3 Month + 1.01%), 3.37%, 04/30/31(a)(b)	650	648,532
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.55%, 11/10/30(a)(b)	500	501,790
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (LIBOR USD 3 Month + 1.26%), 3.62%, 07/24/29(a)(b)	790	791,732
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (LIBOR USD 3 Month + 1.25%), 3.61%, 07/25/29(a)(b)	1,530	1,530,507
Anchorage Capital CLO 1-R Ltd., Series 2018-1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 3.33%, 04/13/31(a)(b)	2,240	2,236,324
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class B, (LIBOR USD 3 Month + 1.50%), 3.86%, 01/28/31(a)(b)	1,040	1,036,005
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, (LIBOR USD 3 Month + 1.05%), 3.41%, 01/28/31(a)(b)	920	919,544
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 3.80%, 01/15/30	420	420,518
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.20%, 01/15/30	250	248,629
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 3.62%, 07/15/30(a)(b)	580	581,354

Security	Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 7 Ltd.(a)(b):
Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 3.31%, 10/15/27	USD 5,890	$5,889,484
Series 2015-7A, Class CR, (LIBOR USD 3 Month + 1.70%), 4.05%, 10/15/27	620	620,218
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.59%, 10/13/30(a)(b)	670	672,688
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.12%, 04/15/31(a)(b)	6,464	6,460,974
Apidos CLO XV, Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 3.37%, 04/20/31(a)(b)	500	500,873
Apidos CLO XVI, Series 2013-16A, Class A1R, (LIBOR USD 3 Month + 0.98%), 3.34%, 01/19/25(a)(b)	707	707,376
Apidos CLO XVIII, Series 2014-18A, Class A1R, (LIBOR USD 3 Month + 1.12%), 3.48%, 07/22/26(a)(b)	370	369,954
Apidos CLO XX, Series 2015-20A, Class A1R, (LIBOR USD 3 Month + 1.33%), 3.68%, 01/16/27(a)(b)	250	249,997
Apidos Clo XXV, Series 2016-25A, Class A2A, (LIBOR USD 3 Month + 1.80%), 4.16%, 10/20/28(a)(b)	780	780,486
Arbor Realty Commercial Real Estate Notes Ltd.(a)(b):
Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 3.77%, 09/15/26	1,300	1,305,522
Series 2017-FL2, Class A, (LIBOR USD 1 Month + 0.99%), 3.06%, 08/15/27	450	449,266
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.52%, 10/15/30(a)(b)	310	310,934
Atlas Senior Loan Fund IV Ltd.(a)(b):
Series 2013-2A, Class A1RR, (LIBOR USD 3 Month + 0.68%), 3.02%, 02/17/26	2,330	2,329,165
Series 2013-2A, Class A2RR, (LIBOR USD 3 Month + 1.30%), 3.64%, 02/17/26	830	829,920
Atrium IX, Series 9A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.56%, 05/28/30(a)(b)	990	991,278
Atrium X(a)(b):
Series 10A, Class B1R, (LIBOR USD 3 Month + 1.45%), 3.80%, 07/16/25	1,250	1,250,247
Series 10A, Class CR, (LIBOR USD 3 Month + 1.95%), 4.30%, 07/16/25	450	450,433

1

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities (continued)
Atrium XI, Series 11A, Class A1R, (LIBOR USD 3 Month + 1.14%), 3.50%, 10/23/25(a)(b)	USD 310	$309,958
Atrium XII, Series 12A, Class AR, (LIBOR USD 3 Month + 0.83%), 3.19%, 04/22/27(a)(b)	380	378,924
Avery Point V CLO Ltd.(a)(b):
Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 3.33%, 07/17/26	970	969,494
Series 2014-5A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.85%, 07/17/26	650	650,176
Avery Point VII CLO Ltd., Series 2015-7A, Class A1, (LIBOR USD 3 Month + 1.50%), 3.85%, 01/15/28(a)(b)	630	631,684
B2R Mortgage Trust(b):
Series 2015-1, Class A1, 2.52%, 05/15/48	291	287,218
Series 2015-2, Class A, 3.34%, 11/15/48	360	357,738
Babson CLO Ltd.(a)(b):
Series 2015-IA, Class AR, (LIBOR USD 3 Month + 0.99%), 3.35%, 01/20/31	550	549,400
Series 2015-IA, Class BR, (LIBOR USD 3 Month + 1.40%), 3.76%, 01/20/31	250	246,859
Series 2016-2A, Class C, (LIBOR USD 3 Month + 2.60%), 4.96%, 07/20/28	290	290,879
Bain Capital Credit CLO, Series 2018-2A, Class A1, (LIBOR USD 3 Month + 1.08%), 3.42%, 07/19/31(a)(b)	330	330,000
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 3.02%, 07/20/29(a)(b)	270	269,995
Battalion CLO VII Ltd., Series 2014-7A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.54%, 10/17/26(a)(b)	800	799,993
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (LIBOR USD 3 Month + 1.09%), 3.21%, 04/20/31(a)(b)(c)	360	360,000
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, (LIBOR USD 3 Month + 0.78%), 3.14%, 07/18/27(a)(b)	670	667,949
BlueMountain CLO Ltd.(a)(b):
Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 3.54%, 10/22/30	1,770	1,772,622
Series 2013-3A, Class B1R, (LIBOR USD 3 Month + 1.40%), 3.76%, 10/29/25	250	250,323
Series 2013-3A, Class CR, (LIBOR USD 3 Month + 1.90%), 4.26%, 10/29/25	850	851,510
Series 2013-4A, Class AR, (LIBOR USD 3 Month + 1.01%), 3.36%, 04/15/25	2,228	2,228,040
Series 2014-2A, Class AR, (LIBOR USD 3 Month + 0.93%), 3.29%, 07/20/26	280	280,092
Series 2015-3A, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.34%, 04/20/31	250	249,436

Security	Par (000)	Value
Asset-Backed Securities (continued)
BSPRT Issuer Ltd.(a)(b):
Series 2017-FL1, Class A, (LIBOR USD 1 Month + 1.35%), 3.42%, 06/15/27	USD 1,410	$1,411,184
Series 2018-FL3, Class A, (LIBOR USD 1 Month + 1.05%), 3.12%, 03/15/28	1,120	1,116,216
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2012-4A, Class AR, (LIBOR USD 3 Month + 1.45%), 3.81%, 01/20/29	5,830	5,849,291
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 0.97%), 3.31%, 04/17/31	800	796,953
Series 2014-3RA, Class A1A, (LIBOR USD 3 Month + 1.05%), 3.14%, 07/27/31(c)	3,360	3,360,000
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.86%, 04/20/27	250	250,197
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 2.00%), 4.36%, 04/20/27	340	340,297
CBAM Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.61%, 07/20/30	1,600	1,603,878
Series 2017-2A, Class B1, (LIBOR USD 3 Month + 1.75%), 4.10%, 10/17/29	810	810,633
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (LIBOR USD 3 Month + 0.98%), 3.22%, 04/20/31(a)(b)	1,200	1,199,387
Cedar Funding VIII CLO Ltd.(a)(b):
Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.60%, 10/17/30	4,530	4,546,028
Series 2017-8A, Class B, (LIBOR USD 3 Month + 1.70%), 4.05%, 10/17/30	750	750,664
Series 2017-8A, Class C, (LIBOR USD 3 Month + 2.25%), 4.60%, 10/17/30	250	250,354
Cent CLO 17 Ltd., Series C17A, Class A1AR, (LIBOR USD 3 Month + 1.03%), 3.39%, 04/30/31(a)(b)(c)	1,860	1,856,280
CIFC Funding Ltd.(a):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.10%), 3.46%, 01/18/31(b)	560	560,567
Series 2014-4A, Class A1R, (LIBOR USD 3 Month + 1.38%), 3.73%, 10/17/26(b)	2,060	2,062,246
Series 2014-V, (LIBOR USD 3 Month + 1.40%), 3.75%, 01/17/27	8,910	8,921,045
Series 2018-1A, Class A, (LIBOR USD 3 Month + 1.00%), 3.16%, 04/18/31(b)	1,230	1,225,419

2

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities (continued)
Colony American Homes, Series 2015-1A, Class A, (LIBOR USD 1 Month + 1.20%), 3.25%, 07/17/32(a)(b)	USD 1,103	$1,102,574
Cumberland Park CLO Ltd., Series 2015-2A, Class CR, (LIBOR USD 3 Month + 1.80%), 4.16%, 07/20/28(a)(b)(c)	310	310,310
Deer Creek CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.18%), 3.54%, 10/20/30(a)(b)	500	501,540
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (LIBOR USD 3 Month + 1.12%), 3.47%, 01/15/31(a)(b)	4,900	4,902,360
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (LIBOR USD 3 Month + 0.97%), 3.19%, 04/18/31(a)(b)	1,089	1,086,029
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 3.25%, 10/15/27(a)(b)	3,240	3,229,948
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (LIBOR USD 3 Month + 0.90%), 3.25%, 04/15/29(a)(b)	330	329,726
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.54%, 08/15/30(a)(b)	1,660	1,662,317
Flatiron CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.24%, 04/15/27(a)(b)	780	779,883
Galaxy XXII CLO Ltd., Series 2016-22A, Class A1, (LIBOR USD 3 Month + 1.58%), 3.93%, 07/16/28(a)(b)	270	270,009
Galaxy XXIX CLO Ltd.(a)(b):
Series 2018-29A, Class B, (LIBOR USD 3 Month + 1.40%), 3.73%, 11/15/26	250	250,001
Series 2018-29A, Class C, (LIBOR USD 3 Month + 1.68%), 4.01%, 11/15/26	350	349,963
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (LIBOR USD 1 Month + 1.55%), 3.62%, 03/15/27(a)(b)	320	318,783
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, (LIBOR USD 3 Month + 2.35%), 4.70%, 01/17/27(a)(b)	250	249,981
GSAA Home Equity Trust, Series 2006-5, Class 2A1, (LIBOR USD 1 Month + 0.07%), 2.16%, 03/25/36(a)	686	380,556
GT Loan Financing I Ltd., Series 2013-1A, Class A, (LIBOR USD 3 Month + 1.27%), 3.63%, 10/28/24(a)(b)	475	475,078
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class A1B, (LIBOR USD 3 Month + 1.25%), 3.62%, 07/18/31	250	250,000
Series 5A-2015, Class C1R, (LIBOR USD 3 Month + 2.10%), 4.46%, 01/29/26	530	530,263
Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.36%, 02/05/31	3,030	3,033,235

Security	Par (000)	Value
Asset-Backed Securities (continued)
Invitation Homes Trust(a)(b):
Series 2015-SFR3, Class A, (LIBOR USD 1 Month + 1.30%), 3.37%, 08/17/32	USD 1,406	$1,407,267
Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 3.00%, 07/17/37	930	931,165
KKR CLO 12 Ltd., Series 12, Class A1R, (LIBOR USD 3 Month + 1.05%), 3.40%, 07/15/27(a)(b)	1,260	1,260,013
LCM XXI LP, Series 21A, Class AR, (LIBOR USD 3 Month + 0.88%), 3.24%, 04/20/28(a)(b)	820	819,248
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 3.20%, 05/15/28(a)(b)	1,810	1,811,254
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (LIBOR USD 3 Month + 0.95%), 3.31%, 04/19/30(a)(b)(c)	1,090	1,089,559
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2R, (LIBOR USD 3 Month + 1.12%), 3.48%, 07/20/26(a)(b)	1,505	1,504,805
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.56%, 07/29/30(a)(b)	1,990	1,994,935
Marathon CRE Ltd., Series 2018-FL1, Class A, (LIBOR USD 1 Month + 1.15%), 3.24%, 06/15/28(a)(b)	420	420,000
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.18%), 3.54%, 12/18/30(a)(b)	680	680,673
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (LIBOR USD 3 Month + 0.97%), 3.02%, 04/21/31(a)(b)(c)	480	478,080
Mid-State Trust VII, Series 7, Class A6.34%, 12/15/36	1,740	1,837,560
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, (LIBOR USD 3 Month + 2.18%), 4.54%, 01/20/24(a)(b)	990	989,783
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.61%, 10/20/30(a)(b)	830	832,520
MP CLO VIII Ltd.(a)(b):
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.91%), 3.27%, 10/28/27	1,420	1,417,548
Series 2015-2A, Class BR, (LIBOR USD 3 Month + 1.42%), 3.78%, 10/28/27	1,500	1,493,414
Navient Private Education Loan Trust(b):
Series 2014-CTA, Class B, (LIBOR USD 1 Month + 1.75%), 3.82%, 10/17/44(a)	895	909,340
Series 2016-AA, Class B, 3.50%, 12/16/58(d)	800	779,371

3

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 26 Ltd., Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.53%, 10/18/30(a)(b)	USD 1,430	$1,434,282
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, (LIBOR USD 3 Month + 1.06%), 3.31%, 04/22/31(a)(b)	2,730	2,732,098
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 0.87%), 3.23%, 10/20/27(a)(b)	500	498,052
OCP CLO Ltd.(a)(b):
Series 2014-5A, Class A1R, (LIBOR USD 3 Month + 1.08%), 3.44%, 04/26/31	310	308,798
Series 2015-10A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.21%, 10/26/27	380	378,563
Series 2017-13A, Class A1A, (LIBOR USD 3 Month + 1.26%), 3.61%, 07/15/30	2,610	2,616,224
Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.95%), 4.28%, 11/20/30	250	248,199
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (LIBOR USD 3 Month + 0.96%), 3.32%, 04/16/31(a)(b)	1,780	1,776,015
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 0.90%), 3.23%, 05/21/27(a)(b)	3,740	3,738,969
Octagon Investment Partners XVI Ltd.(a)(b):
Series 2013-1A, Class A, (LIBOR USD 3 Month + 1.12%), 3.47%, 07/17/25	2,168	2,167,868
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.02%), 3.36%, 07/17/30(c)	4,590	4,590,000
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.00%), 2.98%, 01/25/31(a)(b)	2,390	2,388,689
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.11%, 07/15/27(a)(b)	370	369,881
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 3.48%, 03/20/25(a)(b)	2,460	2,453,522
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1R, (LIBOR USD 3 Month + 1.01%), 3.37%, 10/20/25(a)(b)	206	205,782
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, (LIBOR USD 3 Month + 1.12%), 3.48%, 04/20/25(a)(b)	741	741,357
OHA Loan Funding Ltd.(b):
Series 2013-1A, Class B2R, 3.28%, 07/23/25	410	408,457
Series 2013-2A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.37%, 05/23/31(a)(c)	4,495	4,495,000
OneMain Financial Issuance Trust(b):
Series 2015-1A, Class A, 3.19%, 03/18/26	559	560,292
Series 2015-1A, Class B, 3.85%, 03/18/26	997	1,003,559
Series 2015-2A, Class B, 3.10%, 07/18/25	2,566	2,566,250
Series 2016-2A, Class A, 4.10%, 03/20/28	1,025	1,031,544

Security	Par (000)	Value
Asset-Backed Securities (continued)
OZLM Funding II Ltd., Series 2012-2A, Class A1R, (LIBOR USD 3 Month + 1.44%), 3.80%, 10/30/27(a)(b)	USD 3,000	$3,007,129
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.61%, 10/22/30(a)(b)	9,195	9,231,365
OZLM IX Ltd., Series 2014-9A, Class CR, (LIBOR USD 3 Month + 3.55%), 5.91%, 01/20/27(a)(b)	1,390	1,391,551
OZLM VI Ltd., Series 2014-6A, Class A1S, (LIBOR USD 3 Month + 1.08%), 3.43%, 04/17/31(a)(b)	520	518,826
OZLM VIII Ltd.(a)(b):
Series 2014-8A, Class A1AR, (LIBOR USD 3 Month + 1.13%), 3.48%, 10/17/26	950	949,841
Series 2014-8A, Class BR, (LIBOR USD 3 Month + 2.25%), 4.60%, 10/17/26	340	340,273
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (LIBOR USD 3 Month + 1.70%), 3.70%, 01/15/29(a)(b)(c)	2,110	2,110,000
Palmer Square CLO Ltd.(a)(b):
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.21%, 04/18/31(c)	850	850,850
Series 2018-3A, Class A2, (LIBOR USD 3 Month + 1.35%), 3.69%, 08/15/26	776	770,762
Palmer Square Loan Funding Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 0.74%), 3.09%, 10/15/25	2,656	2,645,471
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.30%), 3.65%, 10/15/25	1,760	1,760,819
Park Avenue Institutional Advisers CLO Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.05%, 11/14/29	1,870	1,877,443
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 3.53%, 11/14/29	780	781,356
Progress Residential Trust(b):
Series 2015-SFR2, Class A, 2.74%, 06/12/32	777	765,671
Series 2016-SFR1, Class A, (LIBOR USD 1 Month + 1.50%), 3.59%, 09/17/33(a)	1,413	1,415,262
Series 2017-SFR1, Class A, 2.77%, 08/17/34	738	713,519
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 3.56%, 10/15/30(a)(b)	720	722,508
Rockford Tower CLO Ltd.(a)(b):
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.75%), 4.10%, 10/15/29	860	861,866
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.15%, 10/20/30	2,090	2,090,089

4

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities (continued)
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 2.78%, 04/20/31(a)(b)	USD 720	$720,563
RR 3 Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 3.44%, 01/15/30(a)(b)	4,240	4,239,797
Silver Creek CLO Ltd., Series 2014-1A, Class CR, (LIBOR USD 3 Month + 2.30%), 4.66%, 07/20/30(a)(b)	500	501,202
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 2.67%, 03/15/24(a)	1,587	1,583,151
SLM Private Education Loan Trust(b):
Series 2011-C, Class A2A, (LIBOR USD 1 Month + 3.25%), 5.32%, 10/17/44(a)	836	857,174
Series 2012-E, Class A2B, (LIBOR USD 1 Month + 1.75%), 3.82%, 06/15/45(a)	319	320,079
Series 2013-A, Class B, 2.50%, 03/15/47	435	431,453
Series 2013-B, Class B, 3.00%, 05/16/44	585	581,717
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40(b)	990	962,733
Sound Point CLO XI Ltd., Series 2016-1A, Class A, (LIBOR USD 3 Month + 1.65%), 4.01%, 07/20/28(a)(b)	2,000	2,000,000
Sound Point CLO XII Ltd., Series 2016-2A, Class A, (LIBOR USD 3 Month + 1.66%), 4.02%, 10/20/28(a)(b)	1,010	1,010,000
Sound Point CLO XV Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.39%), 3.75%, 01/23/29(a)(b)	260	260,813
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, (LIBOR USD 3 Month + 1.15%), 3.65%, 04/18/31(a)(b)(c)	310	310,527
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24(b)	1,445	1,442,492
Steele Creek CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.25%), 2.88%, 01/15/30(a)(b)	1,070	1,071,149
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (LIBOR USD 3 Month + 0.96%), 3.30%, 04/16/31(a)(b)	660	656,242
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (LIBOR USD 3 Month + 0.88%), 3.23%, 04/15/28(a)(b)	880	878,659

Security	Par (000)	Value
Asset-Backed Securities (continued)
THL Credit Wind River CLO Ltd., Series 2014-3A, Class AR, (LIBOR USD 3 Month + 1.10%), 3.46%, 01/22/27(a)(b)	USD 250	$249,953
TIAA CLO III Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.15%), 3.50%, 01/16/31(a)(b)	910	908,474
Treman Park CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.37%), 3.73%, 04/20/27(a)(b)	300	299,239
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26	1,484	1,437,873
Venture 32 CLO Ltd., Series 2018-32A, Class A2A, (LIBOR USD 3 Month + 1.07%), 1.09%, 07/15/31(a)(b)(c)	350	350,000
Venture XIX CLO Ltd., Series 2014-19A, Class AR, (LIBOR USD 3 Month + 1.37%), 3.72%, 01/15/27(a)(b)	620	619,720
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (LIBOR USD 3 Month + 1.22%), 3.57%, 10/15/29(a)(b)	3,230	3,242,581
Voya CLO Ltd.(a)(b):
Series 2013-3A, Class A1R, (LIBOR USD 3 Month + 1.05%), 3.41%, 01/18/26	1,989	1,988,362
Series 2013-3A, Class A2R, (LIBOR USD 3 Month + 1.50%), 3.86%, 01/18/26	620	619,937
Series 2014-4A, Class BR, (LIBOR USD 3 Month + 2.00%), 4.35%, 10/14/26	400	399,997
Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.13%), 3.48%, 10/15/30	1,680	1,685,153
York CLO-2 Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 3.51%, 01/22/31(a)(b)	1,250	1,249,221
York CLO-3 Ltd.(a)(b):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.61%, 10/20/29	520	522,264
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 4.11%, 10/20/29	680	681,371

Total Asset-Backed Securities — 7.6% (Cost: $234,290,826)		234,048,294

5

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds — 35.2%

Aerospace & Defense — 1.0%
BAE Systems Holdings, Inc.(b):
2.85%, 12/15/20	USD 568	$560,984
4.75%, 10/07/44	107	110,130
General Dynamics Corp., 3.75%, 05/15/28	3,755	3,789,295
Harris Corp.:
2.70%, 04/27/20	522	517,379
4.40%, 06/15/28	2,360	2,378,449
L3 Technologies, Inc.:
3.95%, 05/28/24	725	716,007
3.85%, 12/15/26	3,110	2,992,646
Lockheed Martin Corp.:
3.10%, 01/15/23	2,700	2,665,038
2.90%, 03/01/25	980	932,441
3.55%, 01/15/26	661	649,616
3.60%, 03/01/35	1,781	1,656,616
4.50%, 05/15/36	262	271,917
4.07%, 12/15/42	671	645,577
3.80%, 03/01/45	330	303,075
4.70%, 05/15/46	10	10,631
4.09%, 09/15/52	528	497,015
Northrop Grumman Corp.:
2.55%, 10/15/22	2,100	2,022,768
2.93%, 01/15/25	3,570	3,389,227
3.25%, 01/15/28	2,009	1,887,381
3.85%, 04/15/45	803	728,519
United Technologies Corp.:
4.15%, 05/15/45	526	488,564
4.05%, 05/04/47	2,395	2,191,844

		29,405,119
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 01/15/34	1,446	1,522,925
3.90%, 02/01/35	1,562	1,460,726
4.05%, 02/15/48	490	440,147

		3,423,798
Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 05/01/27	3,067	2,958,228
Delta Air Lines, Inc.:
2.88%, 03/13/20	11,781	11,703,407
2.60%, 12/04/20	2,460	2,406,638
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 03/01/26	595	597,952

		17,666,225
Auto Components — 0.1%
Aptiv plc:
4.25%, 01/15/26	1,628	1,622,672
4.40%, 10/01/46	1,066	1,001,503
ZF North America Capital, Inc., 4.75%, 04/29/25(b)	1,649	1,648,783

		4,272,958

Security	Par (000)	Value
Automobiles — 0.6%
BMW US Capital LLC, 3.10%, 04/12/21(b)	USD 3,045	$3,025,999
Daimler Finance North America LLC(b):
3.10%, 05/04/20	2,575	2,569,767
2.30%, 02/12/21	3,005	2,918,932
3.35%, 05/04/21	3,060	3,048,116
General Motors Co., 5.40%, 04/01/48	500	475,022
Hyundai Capital America, 2.55%, 04/03/20(b)	7,145	7,021,612

		19,059,448
Banks — 9.3%
ABN AMRO Bank NV, 2.65%, 01/19/21(b)	2,120	2,081,923
Banco Santander SA, 3.85%, 04/12/23	2,000	1,955,984
Bank of America Corp.:
Series L, 2.25%, 04/21/20	3,209	3,164,972
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)	9,835	9,641,194
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(a)	17,705	17,308,526
(LIBOR USD 3 Month + 0.63%), 3.50%, 05/17/22(a)	1,115	1,114,617
3.30%, 01/11/23	2,966	2,922,489
3.88%, 08/01/25	5,666	5,637,636
Series L, 4.18%, 11/25/27	4,660	4,538,364
(LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/29(a)	4,950	4,871,951
Bank of Montreal, Series D, 3.10%, 04/13/21	5,375	5,353,531
Bank of Nova Scotia (The), 3.13%, 04/20/21	6,115	6,083,428
Barclays plc:
(LIBOR USD 3 Month + 1.36%), 4.34%, 05/16/24(a)	2,255	2,227,121
4.38%, 09/11/24	1,200	1,166,376
(LIBOR USD 3 Month + 1.90%), 4.97%, 05/16/29(a)	3,590	3,556,672
4.95%, 01/10/47	1,867	1,750,320
BB&T Corp., 2.45%, 01/15/20	1,685	1,668,539
BNP Paribas SA(b):
2.95%, 05/23/22	4,990	4,816,975
3.80%, 01/10/24	856	836,751
Branch Banking & Trust Co., 2.30%, 10/15/18	1,380	1,379,188
Citigroup, Inc.:
2.50%, 07/29/19	5,149	5,125,902
2.90%, 12/08/21	5,950	5,828,768
3.50%, 05/15/23	1,779	1,739,699
3.88%, 03/26/25	1,890	1,833,050
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(a)	885	857,153
4.13%, 07/25/28	209	200,094
Citizens Bank NA:
2.30%, 12/03/18	1,128	1,126,435
2.25%, 03/02/20	4,956	4,874,956
2.65%, 05/26/22	4,875	4,714,191

6

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 03/26/20	USD 2,789	$2,758,511
Danske Bank A/S, 3.88%, 09/12/23(b)	1,230	1,220,452
Fifth Third Bank, 2.25%, 06/14/21	2,535	2,469,784
HSBC Holdings plc:
5.10%, 04/05/21	2,000	2,090,603
2.65%, 01/05/22	9,668	9,360,863
(LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/24(a)	2,145	2,137,321
(USD Swap Rate 5 Year + 3.75%), 6.00%(a)(e)	3,360	3,116,400
(LIBOR USD 3 Month + 1.53%), 4.58%, 06/19/29(a)	1,150	1,161,539
Huntington National Bank (The), 3.25%, 05/14/21	3,820	3,811,030
Intesa Sanpaolo SpA(b):
6.50%, 02/24/21	1,200	1,243,314
5.02%, 06/26/24	4,815	4,370,411
JPMorgan Chase & Co.:
4.63%, 05/10/21	5,207	5,386,087
(LIBOR USD 3 Month + 0.61%), 3.51%, 06/18/22(a)	1,750	1,751,348
2.97%, 01/15/23	10,950	10,664,866
3.90%, 07/15/25	1,690	1,683,657
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(a)	1,910	1,863,500
(LIBOR USD 3 Month + 1.38%), 3.54%, 05/01/28(a)	1,760	1,685,011
(LIBOR USD 3 Month + 1.12%), 4.00%, 04/23/29(a)	4,950	4,883,995
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(a)	1,100	1,015,953
KeyBank NA, 3.35%, 06/15/21	1,075	1,076,560
Lloyds Banking Group plc:
4.45%, 05/08/25	2,580	2,595,596
4.65%, 03/24/26	5,130	5,047,506
3.75%, 01/11/27	1,942	1,835,678
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22	4,176	4,099,823
3.46%, 03/02/23	8,400	8,327,747
Mizuho Financial Group, Inc.:
2.27%, 09/13/21	1,294	1,241,865
2.95%, 02/28/22	12,239	11,945,272
NatWest Markets plc, (LIBOR USD 3 Month + 1.48%), 3.50%, 05/15/23(a)	4,395	4,257,471
Santander UK Group Holdings plc, 2.88%, 08/05/21	6,293	6,096,042
Santander UK plc, 5.00%, 11/07/23(b)	4,110	4,172,419
Sumitomo Mitsui Trust Bank Ltd.(b):
2.05%, 03/06/19	14,870	14,789,843
1.95%, 09/19/19	4,535	4,474,220
SunTrust Banks, Inc., 4.00%, 05/01/25	1,000	1,004,765
Svenska Handelsbanken AB, 3.35%, 05/24/21	1,295	1,296,891
UBS Group Funding Switzerland AG(b):
2.95%, 09/24/20	9,635	9,533,455
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)	5,500	5,264,136
4.13%, 09/24/25	1,062	1,054,579
UniCredit SpA, (USD Swap Rate 5 Year + 3.70%), 5.86%, 06/19/32(a)(b)	4,151	3,685,548
US Bancorp:
2.95%, 07/15/22	2,700	2,638,196
Series X, 3.15%, 04/27/27	1,460	1,395,605
US Bank NA, (LIBOR USD 3 Month + 0.29%), 3.10%, 05/21/21(a)	745	744,944

Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co.:
2.60%, 07/22/20	USD 1,098	$1,084,058
2.55%, 12/07/20	1,391	1,369,030
2.50%, 03/04/21	5,755	5,626,567
2.10%, 07/26/21	1,280	1,229,919
2.63%, 07/22/22	7,020	6,761,550
Westpac Banking Corp., 3.65%, 05/15/23	4,005	4,008,859

		287,709,594
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21	4,356	4,295,963
3.30%, 02/01/23	2,530	2,508,846
4.70%, 02/01/36	1,010	1,023,682
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 04/15/38	3,425	3,325,005
Maple Escrow Subsidiary, Inc.(b):
3.55%, 05/25/21	2,120	2,121,872
4.06%, 05/25/23	1,580	1,583,853

		14,859,221
Biotechnology — 0.7%
AbbVie, Inc.:
2.50%, 05/14/20	2,557	2,526,188
2.90%, 11/06/22	1,994	1,934,919
4.50%, 05/14/35	4,244	4,130,572
Amgen, Inc.:
2.13%, 05/01/20	1,820	1,789,218
4.40%, 05/01/45	2,252	2,146,320
Baxalta, Inc.:
4.00%, 06/23/25	2,500	2,447,432
5.25%, 06/23/45	780	804,821
Gilead Sciences, Inc.:
2.35%, 02/01/20	436	431,732
2.50%, 09/01/23	1,217	1,160,156
4.60%, 09/01/35	446	459,021
4.00%, 09/01/36	20	19,244
4.50%, 02/01/45	946	945,567
4.15%, 03/01/47	1,320	1,261,759

		20,056,949
Building Products — 0.2%
CRH America Finance, Inc., 3.40%, 05/09/27(b)	1,870	1,760,108
Johnson Controls International plc, 5.13%, 09/14/45	1,660	1,719,728
LafargeHolcim Finance US LLC, 4.75%, 09/22/46(b)	2,064	1,933,031

		5,412,867
Capital Markets — 3.0%
Blackstone Holdings Finance Co. LLC, 4.00%, 10/02/47(b)	1,570	1,411,656
CME Group, Inc., 3.75%, 06/15/28	140	141,104
Credit Suisse AG, 3.00%, 10/29/21	1,540	1,519,395
Credit Suisse Group AG, (LIBOR USD 3 Month + 1.24%), 4.21%, 06/12/24(a)(b)	1,660	1,661,208
Deutsche Bank AG:
2.95%, 08/20/20	1,230	1,195,961
(USD Swap Rate 5 Year + 2.55%), 4.87%, 12/01/32(a)	600	513,312
Goldman Sachs & Co. LLC(a)(c):
(LIBOR USD 3 Month + 0.25%), 0.00%, 08/13/18	6,000	6,000,000
(LIBOR USD 3 Month + 0.44%), 2.78%, 02/08/19	18,000	18,000,000

7

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The):
(LIBOR USD 3 Month + 0.35%), 2.69%, 11/13/18(a)(c)	USD 9,000	$9,000,000
2.63%, 01/31/19	4,578	4,574,313
2.00%, 04/25/19	813	807,376
2.60%, 04/23/20	2,065	2,045,514
2.75%, 09/15/20	1,050	1,037,480
2.63%, 04/25/21	1,757	1,718,219
2.35%, 11/15/21	5,186	4,987,329
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29(a)	4,950	4,875,305
(LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/38(a)	1,460	1,330,273
ING Bank NV, 5.80%, 09/25/23(b)	1,221	1,293,811
Moody’s Corp., 2.75%, 12/15/21	2,091	2,042,242
Morgan Stanley:
2.80%, 06/16/20	3,482	3,453,902
2.75%, 05/19/22	10,220	9,900,628
3.75%, 02/25/23	1,799	1,801,040
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(a)	6,050	5,750,205
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(a)	4,950	4,768,476
Northern Trust Corp., (LIBOR USD 3 Month + 1.13%), 3.38%, 05/08/32(a)	1,705	1,601,708
State Street Corp., 2.65%, 05/19/26	983	922,931

		92,353,388
Chemicals — 0.1%
Dow Chemical Co. (The):
4.38%, 11/15/42	491	462,491
4.63%, 10/01/44	733	720,996
EI du Pont de Nemours & Co., 2.20%, 05/01/20	925	911,758
Monsanto Co., 3.60%, 07/15/42	828	678,698
Sherwin-Williams Co. (The):
4.00%, 12/15/42	398	354,564
4.50%, 06/01/47	680	649,001

		3,777,508
Commercial Services & Supplies — 0.1%
Republic Services, Inc., 3.95%, 05/15/28	3,085	3,043,260
Waste Management, Inc., 3.90%, 03/01/35	797	775,124

		3,818,384
Communications Equipment — 0.0%
Juniper Networks, Inc., 3.30%, 06/15/20	1,064	1,062,743

Consumer Finance — 1.7%
AerCap Ireland Capital DAC:
4.63%, 10/30/20	3,990	4,065,056
4.50%, 05/15/21	3,580	3,647,575
American Express Co., 3.38%, 05/17/21	2,030	2,032,421
American Express Credit Corp.:
2.25%, 08/15/19	2,894	2,876,251
3.30%, 05/03/27	600	578,176
Capital One Financial Corp.:
2.40%, 10/30/20	2,295	2,238,511
3.45%, 04/30/21	3,225	3,217,561
Discover Financial Services, 4.10%, 02/09/27	893	856,550
Ford Motor Credit Co. LLC:
5.75%, 02/01/21	1,911	2,005,184
3.22%, 01/09/22	6,600	6,456,741
4.25%, 09/20/22	1,752	1,766,121

Security	Par (000)	Value
Consumer Finance (continued)
General Motors Financial Co., Inc.:
3.10%, 01/15/19	USD 651	$651,612
3.70%, 11/24/20	1,784	1,793,713
4.20%, 03/01/21	1,121	1,136,627
3.55%, 04/09/21	1,595	1,589,829
3.20%, 07/06/21	8,819	8,704,254
3.15%, 06/30/22	3,760	3,654,231
4.00%, 01/15/25	2,580	2,501,127
Synchrony Financial:
2.60%, 01/15/19	1,381	1,378,345
2.70%, 02/03/20	742	734,177
4.50%, 07/23/25	1,599	1,570,394

		53,454,456
Containers & Packaging — 0.1%
International Paper Co.:
3.65%, 06/15/24	1,016	1,004,365
4.80%, 06/15/44	618	599,063
4.35%, 08/15/48	37	33,190

		1,636,618
Diversified Consumer Services — 0.1%
Massachusetts Institute of Technology, 3.96%, 07/01/38	1,866	1,934,752

Diversified Financial Services — 0.4%
AXA Equitable Holdings, Inc.(b):
3.90%, 04/20/23	385	381,967
5.00%, 04/20/48	960	885,705
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	2,130	2,063,501
ORIX Corp., 2.90%, 07/18/22	1,555	1,512,830
Shell International Finance BV, 3.63%, 08/21/42	821	749,473
Synchrony Bank, 3.65%, 05/24/21	5,530	5,533,204
Woodside Finance Ltd., 3.65%, 03/05/25(b)	236	229,991

		11,356,671
Diversified Telecommunication Services — 1.5%
AT&T, Inc.:
4.25%, 03/01/27	1,770	1,732,325
4.30%, 02/15/30(b)	6,790	6,409,124
5.25%, 03/01/37	1,099	1,080,925
4.35%, 06/15/45	1,300	1,101,278
4.50%, 03/09/48	3,540	3,051,797
Deutsche Telekom International Finance BV, 4.38%, 06/21/28(b)	900	892,879
Telefonica Emisiones SAU, 4.67%, 03/06/38	2,490	2,329,059
TELUS Corp., 4.60%, 11/16/48	190	185,770
Verizon Communications, Inc.:
(LIBOR USD 3 Month + 0.55%), 2.88%, 05/22/20(a)	9,807	9,878,532
3.45%, 03/15/21	615	618,917
4.33%, 09/21/28(b)	10,977	10,879,315
4.50%, 08/10/33	2,820	2,730,836
4.40%, 11/01/34	600	559,579
4.13%, 08/15/46	1,060	909,330
4.52%, 09/15/48	3,700	3,373,331

		45,732,997

8

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric Utilities — 1.7%
AEP Texas, Inc., 3.95%, 06/01/28(b)	USD 1,870	$1,864,119
Alabama Power Co., Series A, 4.30%, 07/15/48	915	929,198
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)	430	429,921
Baltimore Gas & Electric Co., 3.50%, 08/15/46	798	714,017
CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/48	1,255	1,231,867
DTE Electric Co., Series A, 4.05%, 05/15/48	1,415	1,405,183
Duke Energy Corp.:
4.80%, 12/15/45	1,900	1,987,607
3.75%, 09/01/46	2,310	2,034,668
Duke Energy Florida LLC, 3.80%, 07/15/28	855	859,630
Emera US Finance LP:
2.15%, 06/15/19	1,705	1,687,203
2.70%, 06/15/21	2,554	2,485,839
Enel Finance International NV(b):
2.88%, 05/25/22	3,730	3,554,045
3.63%, 05/25/27	2,510	2,295,935
Entergy Corp., 2.95%, 09/01/26	2,020	1,843,039
Eversource Energy, Series L, 2.90%, 10/01/24	2,430	2,306,506
Exelon Corp.:
2.85%, 06/15/20	1,186	1,175,443
2.45%, 04/15/21	470	456,768
4.95%, 06/15/35	400	421,081
4.45%, 04/15/46	2,680	2,603,735
Florida Power & Light Co., 4.13%, 06/01/48	1,255	1,268,547
ITC Holdings Corp., 2.70%, 11/15/22	1,345	1,295,278
Kansas City Power & Light Co., 4.20%, 03/15/48	2,115	2,078,970
MidAmerican Energy Co., 4.40%, 10/15/44	740	762,795
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	470	469,933
Northern States Power Co., 3.40%, 08/15/42	1,325	1,198,586
Ohio Power Co., Series G, 6.60%, 02/15/33	230	294,363
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41	1,000	1,062,786
Pacific Gas & Electric Co.:
3.30%, 12/01/27	1,825	1,638,748
3.95%, 12/01/47	765	654,421
Southern Co. (The), 4.40%, 07/01/46	2,255	2,201,484
Tampa Electric Co., 4.30%, 06/15/48	215	212,821
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)	2,064	2,057,289
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23	1,365	1,322,956
Series A, 3.15%, 01/15/26	310	297,605
Series A, 3.50%, 03/15/27	2,683	2,634,277
4.00%, 01/15/43	760	726,180
4.45%, 02/15/44	794	806,624
Series B, 4.20%, 05/15/45	1,409	1,385,470

		52,654,937
Electrical Equipment — 0.0%
Eaton Corp., 2.75%, 11/02/22	1,023	993,232

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 3.20%, 04/01/24	1,036	999,472
Corning, Inc., 4.38%, 11/15/57	3,250	2,833,301
Tyco Electronics Group SA:
3.45%, 08/01/24	315	308,451
3.13%, 08/15/27	670	625,004

		4,766,228
Energy Equipment & Services — 0.3%
Halliburton Co.:
3.80%, 11/15/25	6,425	6,379,049
5.00%, 11/15/45	33	35,159
Schlumberger Holdings Corp., 3.00%, 12/21/20(b)	2,393	2,378,650

		8,792,858

Security	Par (000)	Value
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.:
3.30%, 02/15/21	USD 1,090	$1,088,819
3.45%, 09/15/21	1,247	1,241,835
3.50%, 01/31/23	318	312,812
3.00%, 06/15/23	3,555	3,408,820
5.00%, 02/15/24	302	313,185
4.40%, 02/15/26	214	212,467
CC Holdings GS V LLC, 3.85%, 04/15/23	690	683,750
Crown Castle International Corp.:
3.40%, 02/15/21	572	571,330
2.25%, 09/01/21	2,097	2,010,201
3.20%, 09/01/24	4,245	4,006,299
Simon Property Group LP, 2.50%, 09/01/20	3,225	3,178,651

		17,028,169
Food & Staples Retailing — 0.1%
Kroger Co. (The), 2.65%, 10/15/26	2,450	2,168,884
Walgreens Boots Alliance, Inc., 4.65%, 06/01/46	92	84,549
Walmart, Inc.:
3.55%, 06/26/25	1,685	1,695,685
4.05%, 06/29/48	530	533,705

		4,482,823
Food Products — 0.1%
Campbell Soup Co., 8.88%, 05/01/21	560	632,109
General Mills, Inc., 3.20%, 04/16/21	1,010	1,004,762
Tyson Foods, Inc., 3.95%, 08/15/24	1,500	1,496,989

		3,133,860
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories:
2.80%, 09/15/20	1,249	1,239,548
3.88%, 09/15/25	400	398,717
3.75%, 11/30/26	5,930	5,828,727
Becton Dickinson and Co.:
2.13%, 06/06/19	5,305	5,279,091
2.68%, 12/15/19	1,757	1,743,822
2.89%, 06/06/22	3,780	3,656,143
4.69%, 12/15/44	279	270,429
Edwards Lifesciences Corp., 4.30%, 06/15/28	395	394,361
Medtronic, Inc.:
3.15%, 03/15/22	805	798,552
4.38%, 03/15/35	2,220	2,295,922
Stryker Corp., 4.63%, 03/15/46	863	879,225

		22,784,537
Health Care Providers & Services — 0.9%
Aetna, Inc.:
4.50%, 05/15/42	694	680,618
4.13%, 11/15/42	548	507,107
4.75%, 03/15/44	565	564,042
Anthem, Inc.:
2.30%, 07/15/18	5,608	5,607,290
4.10%, 03/01/28	745	728,785
Cigna Corp., 3.25%, 04/15/25	2,837	2,667,644
CVS Health Corp.:
4.00%, 12/05/23	1,795	1,802,470
4.10%, 03/25/25	2,965	2,949,289
4.78%, 03/25/38	740	727,843
5.13%, 07/20/45	2,470	2,502,802
5.05%, 03/25/48	2,280	2,320,347

9

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health Care Providers & Services (continued)
Howard Hughes Medical Institute, 3.50%, 09/01/23	USD 389	$393,993
Laboratory Corp. of America Holdings, 2.63%, 02/01/20	1,130	1,120,991
New York and Presbyterian Hospital (The), 3.56%, 08/01/36	266	252,272
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23	1,153	1,159,202
Sutter Health, Series 2018, 3.70%, 08/15/28	209	207,329
UnitedHealth Group, Inc.:
2.70%, 07/15/20	687	682,897
3.75%, 07/15/25	1,440	1,440,240
3.85%, 06/15/28	370	370,574
4.63%, 07/15/35	275	289,226
3.95%, 10/15/42	1,434	1,359,005
4.20%, 01/15/47	179	175,363
3.75%, 10/15/47	30	27,574

		28,536,903
Hotels, Restaurants & Leisure — 0.2%
GLP Capital LP, 5.25%, 06/01/25	2,013	2,013,000
McDonald’s Corp.:
4.70%, 12/09/35	1,340	1,396,424
4.88%, 12/09/45	415	435,701
4.45%, 03/01/47	960	947,357

		4,792,482
Household Durables — 0.1%
Newell Brands, Inc.:
2.88%, 12/01/19	2,926	2,915,225
5.38%, 04/01/36	475	472,767

		3,387,992
Industrial Conglomerates — 0.1%
General Electric Co., 4.50%, 03/11/44	2,507	2,457,897
Honeywell International, Inc., 3.81%, 11/21/47	575	562,964
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44	247	251,341

		3,272,202
Insurance — 0.2%
Aon plc, 4.75%, 05/15/45	394	389,057
Marsh & McLennan Cos., Inc.:
3.75%, 03/14/26	284	281,222
4.35%, 01/30/47	159	158,160
MetLife, Inc., 4.60%, 05/13/46	470	476,278
Principal Financial Group, Inc., 4.30%, 11/15/46	430	408,820
Prudential Financial, Inc., 3.88%, 03/27/28	1,720	1,700,028
Travelers Cos., Inc. (The), 4.60%, 08/01/43	1,073	1,126,135
Willis North America, Inc., 3.60%, 05/15/24	1,847	1,784,935

		6,324,635
Internet Software & Services — 0.0%
VeriSign, Inc., 4.63%, 05/01/23	1,250	1,257,813

IT Services — 0.3%
DXC Technology Co., 2.88%, 03/27/20	1,131	1,122,899
Fidelity National Information Services, Inc.:
3.63%, 10/15/20	116	116,731
4.50%, 08/15/46	421	391,018
4.75%, 05/15/48	1,710	1,651,922
Total System Services, Inc.:
3.80%, 04/01/21	450	453,077
3.75%, 06/01/23	1,720	1,704,555
4.80%, 04/01/26	2,949	3,023,116
Visa, Inc., 4.15%, 12/14/35	1,764	1,827,819

		10,291,137

Security	Par (000)	Value
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc., 3.65%, 12/15/25	USD 3,836	$3,745,104

Machinery — 0.0%
Xylem, Inc., 4.38%, 11/01/46	236	231,938

Media — 1.5%
CBS Corp., 2.30%, 08/15/19	1,622	1,607,056
Charter Communications Operating LLC:
3.58%, 07/23/20	5,755	5,747,691
4.46%, 07/23/22	4,260	4,312,342
4.50%, 02/01/24	3,270	3,266,781
4.91%, 07/23/25	2,339	2,362,119
6.38%, 10/23/35	1,662	1,736,801
5.38%, 05/01/47	1,283	1,165,090
5.75%, 04/01/48	857	829,678
Comcast Corp.:
4.25%, 01/15/33	535	522,454
4.40%, 08/15/35	2,336	2,272,910
3.20%, 07/15/36	691	574,877
3.40%, 07/15/46	706	572,510
Cox Communications, Inc., 3.15%, 08/15/24(b)	3,485	3,301,576
Discovery Communications LLC:
3.80%, 03/13/24	1,300	1,279,437
3.95%, 06/15/25(b)	1,000	974,838
5.20%, 09/20/47	460	446,174
Interpublic Group of Cos., Inc. (The), 4.00%, 03/15/22	1,061	1,069,486
NBCUniversal Media LLC, 4.45%, 01/15/43	870	822,435
Time Warner Cable LLC:
5.00%, 02/01/20	1,291	1,317,953
4.13%, 02/15/21	2,660	2,673,540
4.00%, 09/01/21	372	371,991
5.50%, 09/01/41	903	840,118
4.50%, 09/15/42	132	108,458
Viacom, Inc.:
2.75%, 12/15/19	552	546,993
4.50%, 03/01/21	1,345	1,368,384
5.85%, 09/01/43	440	439,802
Warner Media LLC:
2.10%, 06/01/19	3,584	3,558,996
3.60%, 07/15/25	886	842,425
4.65%, 06/01/44	285	252,956
4.85%, 07/15/45	1,759	1,602,309

		46,788,180
Metals & Mining — 0.2%
Anglo American Capital plc, 3.63%, 09/11/24(b)	2,145	2,030,908
Barrick Gold Corp., 5.25%, 04/01/42	585	611,822
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	620	695,646
Newmont Mining Corp., 3.50%, 03/15/22	2,210	2,197,586
Nucor Corp., 5.20%, 08/01/43	693	765,813

		6,301,775
Multi-Utilities — 0.2%
Ameren Illinois Co., 3.80%, 05/15/28	890	898,684
Consumers Energy Co., 4.05%, 05/15/48	625	623,875
Dominion Energy, Inc., 2.58%, 07/01/20	2,175	2,143,102
NiSource, Inc., 3.49%, 05/15/27	1,850	1,768,987
WEC Energy Group, Inc., 3.38%, 06/15/21	320	320,910

		5,755,558

10

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp.:
3.45%, 07/15/24	USD 1,990	$1,912,178
6.20%, 03/15/40	1,800	2,027,983
Andeavor, 4.75%, 12/15/23	670	695,273
Andeavor Logistics LP:
3.50%, 12/01/22	2,160	2,110,487
4.25%, 12/01/27	530	507,685
5.20%, 12/01/47	970	935,606
Apache Corp.:
2.63%, 01/15/23	1,799	1,707,445
4.25%, 01/15/44	3,510	3,103,189
BP Capital Markets plc, 3.22%, 04/14/24	3,420	3,355,679
Buckeye Partners LP, 4.88%, 02/01/21	2,550	2,594,636
Cenovus Energy, Inc., 4.25%, 04/15/27	2,530	2,436,881
Cimarex Energy Co.:
4.38%, 06/01/24	1,140	1,149,410
3.90%, 05/15/27	1,460	1,401,905
Concho Resources, Inc., 3.75%, 10/01/27	4,030	3,876,636
Continental Resources, Inc., 4.50%, 04/15/23	7,318	7,426,181
Enbridge, Inc.:
2.90%, 07/15/22	1,705	1,656,035
3.70%, 07/15/27	1,360	1,288,749
(LIBOR USD 3 Month + 3.42%), 5.50%, 07/15/77(a)	1,230	1,120,837
Energy Transfer Partners LP, 6.50%, 02/01/42	1,850	1,906,056
Enterprise Products Operating LLC:
5.10%, 02/15/45	408	420,037
4.90%, 05/15/46	1,742	1,745,414
EOG Resources, Inc.:
2.45%, 04/01/20	4,202	4,154,553
4.15%, 01/15/26	859	878,578
Exxon Mobil Corp., 1.82%, 03/15/19	3,177	3,160,998
Hess Corp., 5.80%, 04/01/47	2,235	2,309,518
Kinder Morgan, Inc., 5.05%, 02/15/46	5,025	4,663,109
Marathon Petroleum Corp., 5.85%, 12/15/45	1,225	1,296,854
MPLX LP, 5.20%, 03/01/47	624	620,022
Pioneer Natural Resources Co., 4.45%, 01/15/26	180	185,090
Plains All American Pipeline LP, 3.65%, 06/01/22	230	225,456
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24	2,560	2,730,636
5.88%, 06/30/26	1,520	1,630,192
Spectra Energy Partners LP, 4.50%, 03/15/45	2,080	1,926,878
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47	2,740	2,519,408
TransCanada PipeLines Ltd.:
2.50%, 08/01/22	3,485	3,348,145
4.88%, 05/15/48	580	585,652
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	647	784,124
Valero Energy Corp., 3.65%, 03/15/25	2,925	2,856,907
Williams Partners LP:
4.00%, 09/15/25	2,500	2,443,444
5.40%, 03/04/44	1,200	1,236,503

		80,934,369
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, 7.38%, 12/01/25	1,203	1,465,309

Security	Par (000)	Value
Pharmaceuticals — 0.6%
Allergan Finance LLC, 3.25%, 10/01/22	USD 4,990	$4,848,035
Allergan Funding SCS, 3.80%, 03/15/25	5,097	4,949,417
Bayer US Finance II LLC, 3.50%, 06/25/21(b)	1,110	1,112,208
GlaxoSmithKline Capital plc, 2.85%, 05/08/22	1,580	1,553,260
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28	690	695,438
Merck & Co., Inc., 3.60%, 09/15/42	200	186,800
Pfizer, Inc., 4.00%, 12/15/36	1,360	1,360,608
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19	5,310	5,226,563

		19,932,329
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
4.15%, 04/01/45	559	545,079
4.70%, 09/01/45	355	374,551
4.13%, 06/15/47	1,110	1,085,663
CSX Corp., 4.25%, 11/01/66	1,255	1,085,043
Norfolk Southern Corp., 4.05%, 08/15/52	952	868,202
Penske Truck Leasing Co. LP, 3.40%, 11/15/26(b)	2,744	2,558,777
Ryder System, Inc., 3.75%, 06/09/23	110	109,913
Union Pacific Corp.:
3.60%, 09/15/37	1,490	1,366,859
3.88%, 02/01/55	1,224	1,070,743

		9,064,830
Semiconductors & Semiconductor Equipment — 1.2%
Analog Devices, Inc.:
2.50%, 12/05/21	2,030	1,966,884
3.90%, 12/15/25	283	280,360
3.50%, 12/05/26	3,570	3,404,891
5.30%, 12/15/45	86	91,607
Applied Materials, Inc., 4.35%, 04/01/47	463	462,846
Broadcom Corp.:
2.38%, 01/15/20	13,326	13,152,362
3.00%, 01/15/22	8,612	8,376,553
3.63%, 01/15/24	976	944,776
Lam Research Corp.:
2.75%, 03/15/20	1,081	1,074,679
2.80%, 06/15/21	1,349	1,325,988
QUALCOMM, Inc.:
2.60%, 01/30/23	2,580	2,467,088
4.80%, 05/20/45	607	607,027
4.30%, 05/20/47	1,650	1,535,033
Texas Instruments, Inc., 4.15%, 05/15/48	1,105	1,121,444
Xilinx, Inc., 2.95%, 06/01/24	1,100	1,046,282

		37,857,820
Software — 1.0%
Autodesk, Inc., 3.50%, 06/15/27	3,545	3,317,202
Microsoft Corp.:
3.50%, 02/12/35	2,108	2,042,642
3.45%, 08/08/36	3,850	3,685,890
3.70%, 08/08/46	1,718	1,670,732
4.25%, 02/06/47	3,310	3,511,114
Oracle Corp.:
3.25%, 05/15/30	1,729	1,619,629
3.90%, 05/15/35	1,497	1,451,382
4.00%, 07/15/46	1,232	1,162,492
4.38%, 05/15/55	826	806,912
VMware, Inc., 2.30%, 08/21/20	11,741	11,494,703

		30,762,698

11

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Specialty Retail — 0.1%
Home Depot, Inc. (The), 5.88%, 12/16/36	USD	1,000	$1,213,637
Lowe’s Cos., Inc., 4.38%, 09/15/45		1,200	1,195,588

			2,409,225
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.:
3.00%, 02/09/24		2,553	2,500,489
2.85%, 05/11/24		4,885	4,729,480
3.45%, 02/09/45		630	563,046
4.65%, 02/23/46		4,148	4,468,641
Dell International LLC, 8.35%, 07/15/46(b)		375	451,620
Hewlett Packard Enterprise Co., 2.85%, 10/05/18(f)		1,227	1,228,781
HP, Inc., 3.75%, 12/01/20		279	281,196

			14,223,253
Thrifts & Mortgage Finance — 0.1%
BPCE SA, 3.00%, 05/22/22(b)		3,040	2,936,211

Tobacco — 0.2%
Reynolds American, Inc.:
3.25%, 06/12/20		423	422,566
4.45%, 06/12/25		5,695	5,731,466

			6,154,032
Trading Companies & Distributors — 0.2%
Air Lease Corp., 2.63%, 07/01/22		1,255	1,202,576
Aviation Capital Group LLC, 2.88%, 09/17/18(b)		2,655	2,655,497
GATX Corp.:
2.60%, 03/30/20		1,182	1,167,628
3.85%, 03/30/27		790	757,047

			5,782,748
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., 5.00%, 03/15/44		320	332,344
Sprint Spectrum Co. LLC(b):
3.36%, 09/20/21		4,481	4,430,527
4.74%, 03/20/25		9,410	9,337,543
Vodafone Group plc:
3.75%, 01/16/24		2,850	2,825,644
4.13%, 05/30/25		1,210	1,205,398
5.25%, 05/30/48		3,235	3,226,049

			21,357,505

Total Corporate Bonds — 35.2% (Cost: $1,109,921,791)			1,085,196,388

Foreign Agency Obligations — 0.1%

Mexico — 0.1%
Petroleos Mexicanos:
6.50%, 03/13/27		2,546	2,610,719
5.35%, 02/12/28(b)		1,060	1,003,608
6.75%, 09/21/47		221	208,381

			3,822,708

Security	Par (000)		Value
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36(b)	USD	200	$209,000

Total Foreign Agency Obligations — 0.1% (Cost: $4,011,399)			4,031,708

Foreign Government Obligations — 2.5%

Colombia — 0.2%
Republic of Colombia:
4.38%, 07/12/21		755	770,477
3.88%, 04/25/27		6,600	6,382,200

			7,152,677
France — 0.3%
Republic of France, 0.00%, 02/25/20	EUR	8,140	9,595,723

Germany — 0.3%
Federal Republic of Germany, 0.00%, 12/13/19		8,140	9,601,236

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24	USD	2,860	3,038,109

Indonesia — 0.1%
Republic of Indonesia:
8.38%, 09/15/26	IDR	14,562,000	1,033,973
7.00%, 05/15/27		16,838,000	1,102,754
4.10%, 04/24/28	USD	1,130	1,091,913

			3,228,640
Japan — 0.3%
Japan Government Two Year Bond, 0.10%, 03/15/20	JPY	1,086,000	9,847,322

Mexico — 0.6%
United Mexican States, 4.15%, 03/28/27	USD	18,821	18,529,275

Panama — 0.1%
Republic of Panama, 3.75%, 03/16/25		2,850	2,814,375

Peru — 0.1%
Republic of Peru, 7.35%, 07/21/25		3,050	3,721,000

Philippines — 0.2%
Republic of the Philippines, 3.00%, 02/01/28		5,080	4,690,400

Qatar — 0.0%
State of Qatar, 3.88%, 04/23/23(b)		612	611,554

Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.50%, 04/17/30(b)		503	502,414

South Africa — 0.1%
Republic of South Africa:
5.50%, 03/09/20		1,968	2,017,727
6.25%, 03/31/36	ZAR	7,282	383,728
6.50%, 02/28/41		3,740	194,459

			2,595,914
Uruguay — 0.1%
Oriental Republic of Uruguay, 4.38%, 10/27/27	USD	2,680	2,713,500

Total Foreign Government Obligations — 2.5% (Cost: $81,809,113)			78,642,139

12

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 4.3%
American Municipal Power, Inc. (Combined Hyroelectric Project);
Series 2009C, RB, 6.05%, 02/15/43	USD 655	$826,721
Series 2009B, RB, 6.45%, 02/15/44	875	1,144,850
Arizona State University, Series 2017B, RB, 5.00%, 07/01/43	270	311,372
Bay Area Toll Authority, Series 2010S-1, RB, 7.04%, 04/01/50	1,385	2,025,452
Berks County Industrial Development Authority (Tower Health Project);
Series 2017, RB, 5.00%, 11/01/47	420	464,814
Series 2017, RB, 5.00%, 11/01/50	390	429,991
Buena Park School District, Series 2018, GO, 5.00%, 08/01/47	210	242,073
California Infrastructure & Economic Development Bank;
Series 2017, RB, 5.00%, 05/15/47	170	196,800
Series 2017, RB, 5.00%, 05/15/52	170	196,644
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50	420	469,888
City & County of Denver, Series 2016A, RB, 5.00%, 08/01/44	690	783,033
City of Atlanta;
Series 2015, RB, 5.00%, 11/01/40	200	225,048
Series 2018A, RB, 5.00%, 11/01/41	620	718,574
City of Aurora;
Series 2016, RB, 5.00%, 08/01/41	840	958,406
Series 2016, RB, 5.00%, 08/01/46	340	386,621
City of Cartersville, Series 2018, RB, 5.00%, 06/01/48	420	485,696
City of Cleveland, Series 2018, GO, 5.00%, 12/01/43	1,255	1,435,218
City of Colorado Springs Utilities System, Series 2017A-2, RB, 5.00%, 11/15/42	1,000	1,159,570
City of Columbia;
Series 2018, RB, 5.00%, 02/01/42	320	374,090
Series 2018, RB, 5.00%, 02/01/48	340	395,621
City of Los Angeles Department of Airports, Series 2018A, RB, 5.00%, 05/15/44	230	263,108
City of New York;
Series 2018F, Sub-series F-1, GO, 5.00%, 04/01/40	610	707,362
Series 2018F, Sub-series F-1, GO, 5.00%, 04/01/45	1,330	1,535,020
Clark County School District;
Series 2018A, GO, 5.00%, 06/15/30	440	512,327
Series 2018A, GO, 5.00%, 06/15/31	470	545,947
Series 2018A, GO, 5.00%, 06/15/33	520	600,174
Commonwealth of Massachusetts;
Series 2017F, GO, 5.00%, 11/01/40	1,350	1,559,884
Series 2018A, GO, 5.00%, 01/01/45	570	656,965
Series 2017F, GO, 5.00%, 11/01/45	440	506,097
Series 2018A, GO, 5.00%, 01/01/46	1,595	1,836,930
Series 2017F, GO, 5.00%, 11/01/46	2,575	2,959,576
Series 2018A, GO, 5.00%, 01/01/48	1,090	1,253,402

Security	Par (000)	Value
Municipal Bonds (continued)
County of Clark;
Series 2018A, GO, 5.00%, 06/01/43	USD 1,890	$2,187,373
Series 2018A, GO, 5.00%, 05/01/48	725	835,736
County of Franklin;
Series 2018, RB, 5.00%, 06/01/43	380	445,444
Series 2018, RB, 5.00%, 06/01/48	740	863,987
County of King;
Series 2017, RB, 5.00%, 07/01/42	260	300,061
Series 2015A, RB, 5.00%, 07/01/47	430	478,259
District of Columbia, Series 2016A, GO, 5.00%, 06/01/41	2,925	3,329,761
District of Columbia Water & Sewer Authority, Series 2018B, RB, 5.00%, 10/01/49	2,125	2,466,105
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46	805	888,567
Hampton Roads Transportation Accountability Commission;
Series 2018A, RB, 5.00%, 07/01/48	3,270	3,798,072
Series 2018A, RB, 5.50%, 07/01/57	940	1,127,746
Health & Educational Facilities Authority of the State of Missouri, Series 2016A, RB, 3.65%, 01/15/46	270	260,815
Long Island Power Authority, Series 2017, RB, 5.00%, 09/01/47	1,145	1,299,701
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42	800	1,117,912
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34	1,580	2,089,708
Maryland Stadium Authority (Baltimore City Public Schools Construction & Revitalization Program), Series 2016, RB, 5.00%, 05/01/41	380	428,416
Massachusetts Development Finance Agency;
Series 2018J-2, RB, 5.00%, 07/01/43	210	233,192
Series 2017, RB, 5.00%, 09/01/45	230	260,491
Series 2018J-2, RB, 5.00%, 07/01/48	1,040	1,149,356
Series 2018J-2, RB, 5.00%, 07/01/53	420	461,219
Massachusetts Housing Finance Agency;
Series 2014B, RB, 4.50%, 12/01/39	250	259,967
Series 2014B, RB, 4.60%, 12/01/44	260	270,595
Series 2015A, RB, 4.50%, 12/01/48	280	291,374
Massachusetts Port Authority, Series 2016B, RB, 5.00%, 07/01/43	380	425,068
Massachusetts School Building Authority, Series 2018A, RB, 5.25%, 02/15/48	625	739,981
Metropolitan Atlanta Rapid Transit Authority;
Series 2015A, RB, 5.00%, 07/01/41	420	473,491
Series 2015A, RB, 5.00%, 07/01/42	420	473,210
Series 2015B, RB, 5.00%, 07/01/45	330	376,352
Metropolitan St. Louis Sewer District, Series 2017A, RB, 5.00%, 05/01/47	540	623,646
Metropolitan Transportation Authority;
Series 2010A, RB, 6.67%, 11/15/39	200	266,618
Series 2010E, RB, 6.81%, 11/15/40	610	818,687
Metropolitan Washington Airports Authority, Series 2018A, RB, 5.00%, 10/01/43(g)	650	745,966

13

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds (continued)
Miami-Dade County Educational Facilities Authority, Series 2018A, RB, 5.00%, 04/01/53	USD 870	$973,869
Michigan State Housing Development Authority;
Series 2018B, RB, 3.55%, 10/01/33(g)	250	250,577
Series 2018A, RB, 4.00%, 10/01/43	240	241,094
Series 2018A, RB, 4.05%, 10/01/48	110	110,500
Series 2018A, RB, 4.15%, 10/01/53	560	562,537
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4 Units Project), Series 2010A, RB, 6.64%, 04/01/57	689	871,165
New Jersey Transportation Trust Fund Authority, Series 2009B, RB, 6.88%, 12/15/39	1,260	1,294,020
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40	1,004	1,460,147
New York City Housing Development Corp.;
Series 2018C-1-A, RB, 3.70%, 11/01/38	260	261,222
Series 2018C-1-B, RB, 3.85%, 11/01/43	780	783,112
Series 2014C-1-A, RB, 4.20%, 11/01/44	3,490	3,577,215
Series 2018C-1-A, RB, 3.95%, 11/01/48	260	261,383
Series 2018C-1-A, RB, 4.00%, 11/01/53	830	834,399
New York City Municipal Water Finance Authority;
Series 2018FF, RB, 5.00%, 06/15/39	870	1,014,638
Series 2018FF, RB, 5.00%, 06/15/40	630	734,152
Series 2010GG, RB, 5.72%, 06/15/42	1,720	2,184,761
Series 2011EE, RB, 5.38%, 06/15/43	4,120	4,468,346
Series 2011EE, RB, 5.50%, 06/15/43	4,935	5,369,428
Series 2011CC, RB, 5.88%, 06/15/44	795	1,034,629
New York City Transitional Finance Authority, Series 2018, Sub-series C-4, RB, 3.55%, 05/01/25	1,205	1,210,483
New York State Dormitory Authority;
Series 2018B, RB, 5.00%, 10/01/38	670	794,292
Series 2018A, RB, 5.00%, 03/15/39	670	778,962
Series 2010H, RB, 5.39%, 03/15/40	725	864,845
Series 2017A, RB, 5.00%, 03/15/43	430	492,569
Series 2018A, RB, 5.00%, 10/01/48	260	345,361
New York Transportation Development Corp. (Delta Air Lines, Inc. Laguardia Airport Terminals C&D Redevelopment Project), Series 2018, RB, 5.00%, 01/01/30	1,365	1,550,435
Northeast Ohio Regional Sewer District, Series 2014, RB, 5.00%, 11/15/49	3,045	3,395,449
Omaha Public Power District, Series 2017A, RB, 5.00%, 02/01/42	490	567,645
Pennsylvania State University, Series 2018, RB, 5.00%, 09/01/48	340	394,318
Port Authority of New York & New Jersey, Series 181, RB, 4.96%, 08/01/46	1,305	1,542,380
Salt River Project Agricultural Improvement & Power District, Series 2015A, RB, 5.00%, 12/01/45	840	948,049
San Antonio Electric & Gas, Series 2010A, RB, 5.81%, 02/01/41	1,180	1,473,619
San Diego County Regional Airport Authority, Series 2017A, RB, 5.00%, 07/01/47	390	448,106
San Francisco City & County Airport Comm-San Francisco International Airport, Series 2017B, RB, 5.00%, 05/01/47	2,225	2,549,205

Security	Par (000)	Value
Municipal Bonds (continued)
State of California;
Series 2018, GO, 4.60%, 04/01/38	USD 2,870	$3,006,268
Series 2009, GO, 7.55%, 04/01/39	920	1,356,669
Series 2009, GO, 7.30%, 10/01/39	420	595,056
State of Illinois;
Series 2018A, GO, 5.00%, 05/01/20	330	340,689
Series 2017D, GO, 5.00%, 11/01/22	400	422,896
Series 2017D, GO, 5.00%, 11/01/24	1,050	1,117,189
Series 2017A, GO, 5.00%, 12/01/24	210	223,476
Series 2017D, GO, 5.00%, 11/01/25	2,830	3,011,771
Series 2003, GO, 5.10%, 06/01/33	3,525	3,335,919
State of Texas;
Series 2016, GO, 5.00%, 04/01/40	310	352,777
Series 2016, GO, 5.00%, 04/01/43	500	567,885
State of Washington, Series 2018C, GO, 5.00%, 02/01/39	1,935	2,246,303
State of West Virginia;
Series 2018B, GO, 5.00%, 06/01/40	570	664,968
Series 2018B, GO, 5.00%, 12/01/40	590	688,300
Series 2018B, GO, 5.00%, 12/01/41	560	652,781
Texas Transportation Commission, Series 2016A, RB, 5.00%, 10/01/19	770	802,694
Texas Water Development Board;
Series 2018A, RB, 5.00%, 10/15/43	2,830	3,280,649
Series 2017A, RB, 5.00%, 10/15/47	240	276,113
Triborough Bridge & Tunnel Authority, Series 2017A, RB, 5.00%, 11/15/47	2,135	2,440,177
University of California;
Series 2009R, RB, 5.77%, 05/15/43	3,275	4,040,597
Series 2016L, RB, 5.00%, 05/15/47	740	836,903
Series 2012AD, RB, 4.86%, 05/15/2112	630	667,932
Upper Arlington City School District, Series 2018A, GO, 5.00%, 12/01/48	550	636,664
Utah Transit Authority, Series 2039, RB, 5.94%, 06/15/39	1,455	1,828,600

Total Municipal Bonds — 4.3% (Cost: $131,014,578)		132,990,338

Non-Agency Mortgage-Backed Securities — 4.5%

Collateralized Mortgage Obligations — 0.7%
Bear Stearns ARM Trust, Series 2004-7, Class 4A, 3.87%, 10/25/34(d)	11	10,577
CHL Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 2.63%, 02/25/35(d)	398	378,452
JPMorgan Mortgage Trust(b)(d):
Series 2017-2, Class A6, 3.00%, 05/25/47	5,074	4,947,503
Series 2017-3, Class 1A6, 3.00%, 08/25/47	6,077	6,016,839
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 2.26%, 04/16/36(b)(d)	7,829	6,672,043
MortgageIT Trust, Series 2004-1, Class A1, 2.87%, 11/25/34(d)	755	740,565
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1, 4.00%, 11/25/34(d)	1,598	1,598,630
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL1, Class A, 3.36%, 04/25/31(b)	366	363,340

		20,727,949

14

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Mortgage-Backed Securities — 3.5%
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(b)	USD 500	$529,678
AOA Mortgage Trust, Series 2015-1177, Class C, 3.11%, 12/13/29(b)(d)	1,550	1,505,599
AREIT Trust, Series 2018-CRE1, Class A, 2.92%, 02/15/35(b)(c)(d)	800	800,480
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 4.17%, 04/15/35(b)(d)	520	520,394
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class D, 4.02%, 12/15/36(b)(d)	4,750	4,744,016
Aventura Mall Trust(b)(d):
Series 2013-AVM, Class D, 3.87%, 12/05/32	500	508,606
Series 2013-AVM, Class E, 3.87%, 12/05/32	3,830	3,895,925
BAMLL Commercial Mortgage Securities Trust(b)(d):
Series 2013-DSNY, Class A, 3.12%, 09/15/26	1,137	1,136,726
Series 2013-DSNY, Class E, 4.67%, 09/15/26	210	209,906
Series 2017-SCH, Class CL, 3.57%, 11/15/32	1,450	1,450,000
Series 2017-SCH, Class DL, 4.07%, 11/15/32	1,490	1,490,000
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 01/15/49(d)	137	137,314
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 2.92%, 01/15/33(b)(d)	590	589,787
BBCMS Mortgage Trust(b)(d):
Series 2018-TALL, Class A, 2.80%, 03/15/37	232	231,635
Series 2018-TALL, Class D, 3.52%, 03/15/37	600	599,058
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)	1,119	1,102,487
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36(b)(d)	260	244,381
Benchmark Mortgage Trust, Series 2018-B3, Class D, 3.06%, 04/10/51(b)	360	298,760
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 3.48%, 07/05/33(b)(d)	5,207	5,209,784
BSPRT Issuer Ltd., Series 2017-FL2, Class A, 2.89%, 10/15/34(b)(d)	180	179,950
BWAY Mortgage Trust(b):
Series 2013-1515, Class A2, 3.45%, 03/10/33	710	702,646
Series 2013-1515, Class C, 3.45%, 03/10/33	2,810	2,707,074
Series 2013-1515, Class E, 3.72%, 03/10/33	100	95,892
BXP Trust, Series 2017-CC, Class D, 3.67%, 08/13/37(b)(d)	460	429,605
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class D, 4.50%, 10/15/34(b)(d)	330	332,031
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 04/10/29(b)(d)	200	204,226
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50	167	163,594
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48	1,817	1,878,375
Series 2017-CD3, Class A4, 3.63%, 02/10/50	280	278,813
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48	110	111,156
Series 2018-TAN, Class C, 5.29%, 02/15/33(b)	840	856,191
CGDBB Commercial Mortgage Trust(b)(d):
Series 2017-BIOC, Class A, 2.86%, 07/15/32	1,200	1,200,374
Series 2017-BIOC, Class D, 3.67%, 07/15/32	900	901,128
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class C, 3.63%, 05/10/35(b)(d)	245	241,214
Series 2014-GC19, Class C, 5.06%, 03/10/47(d)	120	122,511
Series 2016-GC37, Class D, 2.79%, 04/10/49(b)	1,000	769,817
Series 2016-P3, Class C, 5.00%, 04/15/49(d)	501	511,505
Series 2016-SMPL, Class D, 3.52%, 09/10/31(b)	110	108,076

Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, 4.24%, 02/10/47(d)	USD 600	$622,318
Commercial Mortgage Trust:
Series 2013-WWP, Class D, 3.90%, 03/10/31(b)	710	728,782
Series 2014-CR15, Class C, 4.90%, 02/10/47(d)	70	72,574
Series 2014-CR16, Class A4, 4.05%, 04/10/47	1,534	1,577,006
Series 2014-CR17, Class A5, 3.98%, 05/10/47	831	851,398
Series 2014-CR18, Class A4, 3.55%, 07/15/47	130	130,255
Series 2014-CR19, Class A5, 3.80%, 08/10/47	440	445,985
Series 2014-LC15, Class A4, 4.01%, 04/10/47	320	327,953
Series 2014-PAT, Class A, 2.85%, 08/13/27(b)(d)	1,500	1,499,053
Series 2015-CR25, Class A4, 3.76%, 08/10/48	760	765,984
Series 2015-CR25, Class D, 3.95%, 08/10/48(d)	140	115,091
Series 2015-LC19, Class A4, 3.18%, 02/10/48	420	409,974
Series 2015-LC19, Class C, 4.40%, 02/10/48(d)	1,800	1,776,940
Series 2015-LC19, Class D, 2.87%, 02/10/48(b)	2,000	1,662,183
Series 2015-LC23, Class A4, 3.77%, 10/10/48	100	100,645
Series 2016-667M, Class D, 3.28%, 10/10/36(b)(d)	440	400,640
Series 2017-COR2, Class D, 3.00%, 09/10/50(b)	4,150	3,386,534
Core Industrial Trust(b):
Series 2015-TEXW, Class A, 3.08%, 02/10/34	3,400	3,377,903
Series 2015-TEXW, Class D, 3.98%, 02/10/34(d)	440	439,509
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPB, Class A, 3.64%, 11/15/34(b)	1,119	1,130,901
CSMC Trust(b):
Series 2016-MFF, Class A, 3.67%, 11/15/33(d)	173	174,147
Series 2017-PFHP, Class A, 3.02%, 12/15/20(d)	530	530,252
Series 2017-TIME, Class A, 3.65%, 11/13/39	230	226,304
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.63%, 09/10/49(b)(d)	713	596,488
DBUBS Mortgage Trust(b):
Series 2011-LC1A, Class E, 5.88%, 11/10/46(d)	1,310	1,348,791
Series 2017-BRBK, Class A, 3.45%, 10/10/34	1,080	1,072,447
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, 09/10/35(b)(d)	350	348,168
Exantas Capital Corp. Ltd., Series 2018-RSO6, Class A, 2.79%, 06/15/35(b)(d)	1,130	1,129,237
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 3.37%, 12/15/34(b)(d)	113	113,143
GPMT Ltd., Series 2018-FL1, Class A, 2.98%, 11/21/35(b)(d)	703	701,691
GS Mortgage Securities Corp. II(b):
Series 2005-ROCK, Class A, 5.37%, 05/03/32	800	885,068
Series 2013-KING, Class D, 3.55%, 12/10/27(d)	1,150	1,138,990
GS Mortgage Securities Corp. Trust(b):
Series 2016-RENT, Class C, 4.20%, 02/10/29(d)	395	397,107
Series 2017-500K, Class D, 3.37%, 07/15/32(d)	360	359,775
Series 2017-GPTX, Class A, 2.86%, 05/10/34	570	558,823
GS Mortgage Securities Trust:
Series 2014-GC20, Class B, 4.53%, 04/10/47(d)	400	397,359
Series 2015-GC32, Class C, 4.56%, 07/10/48(d)	790	780,267
Series 2015-GC32, Class D, 3.35%, 07/10/48	860	695,774
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)	150	123,259
Series 2017-GS7, Class E, 3.00%, 08/10/50(b)	50	39,833

15

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)	USD	1,890	$1,834,487
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 08/10/38(b)		230	215,716
IMT Trust(b):
Series 2017-APTS, Class AFX, 3.48%, 06/15/34		440	433,126
Series 2017-APTS, Class DFX, 3.61%, 06/15/34(d)		730	693,034
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 2.77%, 01/15/33(b)(d)		150	149,763
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47		450	456,237
Series 2014-C26, Class A4, 3.49%, 01/15/48		753	749,910
Series 2015-C33, Class D1, 4.27%, 12/15/48(b)(d)		553	517,553
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.80%, 03/15/50(b)(d)		520	494,082
Series 2017-JP7, Class B, 4.05%, 09/15/50		90	89,473
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4FL, 3.37%, 06/15/45(b)(d)		110	112,847
Series 2014-C20, Class A5, 3.80%, 07/15/47		480	486,038
Series 2014-DSTY, Class A, 3.43%, 06/10/27(b)		645	644,065
Series 2015-JP1, Class C, 4.90%, 01/15/49(d)		1,310	1,330,619
Series 2015-JP1, Class D, 4.40%, 01/15/49(d)		770	720,666
Series 2015-JP1, Class E, 4.40%, 01/15/49(b)(d)		3,830	3,325,027
Series 2015-UES, Class C, 3.74%, 09/05/32(b)(d)		990	987,279
Series 2016-NINE, Class A, 2.95%, 10/06/38(b)(d)		1,330	1,252,016
Series 2017-MAUI, Class D, 4.00%, 07/15/34(b)(d)		130	130,284
Lone Star Portfolio Trust(b)(d):
Series 2015-LSP, Class A1A2, 3.87%, 09/15/28		170	169,899
Series 2015-LSP, Class D, 6.07%, 09/15/28		444	446,306
MAD Mortgage Trust, Series 2017-330M, Class D, 4.11%, 08/15/34(b)(d)		300	295,772
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.53%, 09/12/42(b)(d)		100	103,643
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		1,120	1,139,563
Series 2015-C23, Class A4, 3.72%, 07/15/50		248	249,050
Series 2015-C23, Class D, 4.27%, 07/15/50(b)(d)		1,000	877,285
Series 2015-C25, Class C, 4.68%, 10/15/48(d)		320	320,260
Series 2015-C25, Class D, 3.07%, 10/15/48		450	371,231
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		1,655	1,324,892
Series 2017-C33, Class C, 4.56%, 05/15/50(d)		585	581,933
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, 2.20%, 09/13/31(b)		200	193,661
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class E, 3.56%, 07/13/29(b)(d)		350	342,870
Series 2017-H1, Class A5, 3.53%, 06/15/50		950	935,801
Series 2017-H1, Class C, 4.28%, 06/15/50(d)		730	712,054
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		2,440	1,889,292
Morgan Stanley Capital I, Inc.:
Series 2017-HR2, Class D, 2.73%, 12/15/50		1,360	1,072,281
Series 2017-JWDR, Class D, 4.02%, 11/15/34(b)(d)		1,280	1,283,629
Series 2018-H3, Class A5, 4.18%, 07/15/51		390	401,677
Series 2018-H3, Class C, 1.00%, 07/15/51(d)		730	736,604
Series 2018-H3, Class D, 3.00%, 07/15/51(b)		510	408,653
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 2.87%, 06/15/35(b)(d)		190	190,000

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Prima Capital CRE Securitization Ltd., Series 2015-4A, Class C, 4.00%, 08/24/49(b)(c)	USD	220	$213,486
RAIT Trust, Series 2017-FL7, Class A, 3.02%, 06/15/37(b)(d)		1,299	1,299,389
Resource Capital Corp. Ltd.(b)(d):
Series 2017-CRE5, Class A, 2.87%, 07/15/34		746	745,835
Series 2017-CRE5, Class B, 4.07%, 07/15/34		266	265,526
VNDO Mortgage Trust, Series 2013-PENN, Class D, 4.08%, 12/13/29(b)(d)		150	149,708
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.42%, 06/15/29(b)(d)		1,300	1,300,386
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class A5, 3.41%, 12/15/47		130	128,573
Series 2015-C27, Class C, 3.89%, 02/15/48		425	395,573
Series 2015-C31, Class A4, 3.70%, 11/15/48		750	750,702
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(d)		890	899,072
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		150	150,929
Series 2015-NXS4, Class D, 3.75%, 12/15/48(d)		420	369,878
Series 2015-P2, Class A4, 3.81%, 12/15/48		510	515,517
Series 2016-NXS5, Class D, 5.04%, 01/15/59(d)		2,717	2,608,330
Series 2017-C38, Class A5, 3.45%, 07/15/50		357	349,215
Series 2017-C39, Class C, 4.12%, 09/15/50		160	152,088
Series 2017-C39, Class D, 4.50%, 09/15/50(b)(d)		120	110,471
Series 2017-HSDB, Class A, 2.90%, 12/13/31(b)(d)		397	396,855
Series 2018-1745, Class A, 1.00%, 06/15/36(b)(d)		210	211,093
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		260	207,891
Series 2018-C45, Class C, 4.73%, 06/15/51		130	129,990
WFRBS Commercial Mortgage Trust:
Series 2011-C3, Class A3FL, 3.02%, 03/15/44(b)(d)		32	32,407
Series 2014-C21, Class A5, 3.68%, 08/15/47		485	489,261

			108,978,018
Interest Only Commercial Mortgage-Backed Securities — 0.3%(d)
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37(b)		11,000	163,240
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.78%, 02/15/50(c)		8,205	379,071
Series 2017-BNK3, Class XD, 1.44%, 02/15/50(b)		2,000	180,600
BBCMS Trust, Series 2015-SRCH, Class XA, 1.12%, 08/10/35(b)		7,280	489,361
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36(b)		65,905	2,348,749
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.90%, 05/10/58		2,162	218,191
Series 2016-C4, Class XB, 0.89%, 05/10/58		2,030	98,577
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class XA, 1.07%, 09/15/50		1,984	131,627
Commercial Mortgage Trust:
Series 2013-CR6, Class XA, 1.23%, 03/10/46		19,694	623,242
Series 2015-3BP, Class XA, 0.17%, 02/10/35(b)		40,878	242,815
Series 2017-COR2, Class XA, 1.33%, 09/10/50		2,153	184,671
Series 2018-COR3, Class XD, 1.75%, 05/10/51(b)		770	104,002

16

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.90%, 02/10/34(b)	USD 5,920	$143,187
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class XB, 0.22%, 11/15/50	3,170	53,690
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50	3,040	199,211
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.84%, 12/10/27(b)	30,797	267,174
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 1.05%, 09/15/47	1,057	44,540
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)	1,800	92,330
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.64%, 04/15/46	4,040	94,220
Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)	4,330	213,599
Series 2016-JP4, Class XA, 0.94%, 12/15/49	989	41,371
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C22, Class XA, 1.27%, 04/15/48	1,028	55,017
Series 2016-C29, Class XB, 1.12%, 05/15/49	3,160	208,076
Series 2016-C31, Class XA, 1.59%, 11/15/49	983	83,697
Morgan Stanley Capital I Trust, Series 2017-H1, Class XD, 2.36%, 06/15/50(b)(c)	3,030	484,800
Morgan Stanley Capital I, Inc., Series 2017-HR2, Class XA, 0.95%, 12/15/50	4,021	240,236
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 05/10/39(b)	10,700	334,161
One Market Plaza Trust(b):
Series 2017-1MKT, Class XCP, 0.22%, 02/10/32	17,050	85,421
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(c)	3,410	—
UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.77%, 06/15/50	1,523	158,682
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.05%, 02/15/48	5,605	262,737
Series 2016-BNK1, Class XB, 1.48%, 08/15/49	2,300	213,670
Series 2016-BNK1, Class XD, 1.41%, 08/15/49(b)	1,180	93,515
Series 2016-LC25, Class XA, 1.22%, 12/15/59	1,982	117,106
Series 2017-C41, Class XA, 1.39%, 11/15/50	4,611	402,143
Series 2018-C44, Class XA, 0.93%, 05/15/51	7,465	430,954

		9,483,683

Total Non-Agency Mortgage-Backed Securities — 4.5% (Cost: $139,986,071)		139,189,650

Security	Beneficial Interest (000)	Value
Other Interests — 0.0%(c)(h)(i)(j)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.	USD 16,030	$—

Total Other Interests — 0.0%		—

	Par (000)
Preferred Securities — 0.3%

Capital Trusts — 0.2%

Capital Markets — 0.1%
Bank of New York Mellon Corp. (The), Series F, 4.62%(e)	2,494	2,359,948

Industrial Conglomerates — 0.0%
General Electric Co., Series D, 5.00%(e)	1,840	1,812,400

Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25%(b)(e)	3,190	3,221,900

Total Capital Trusts — 0.2% (Cost: $7,526,102)		7,394,248

	Shares
Trust Preferreds — 0.1%

Banks — 0.1%
Citigroup Capital XIII, 8.73%, 10/30/40	116,685	3,162,163

Total Trust Preferreds — 0.1% (Cost: $3,059,523)		3,162,163

Total Preferred Securities — 0.3% (Cost: $10,585,625)		10,556,411

	Par (000)
U.S. Government Sponsored Agency Securities — 35.7%

Agency Obligations — 0.6%
Federal Home Loan Mortgage Corp. Notes, 3.75%, 03/27/19	USD 10,765	10,881,370
Federal National Mortgage Association Notes, 6.63%, 11/15/30	1,500	2,011,981
Resolution Funding Corp., 0.00%, 07/15/18(k)	4,575	4,571,706

		17,465,057
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.:
Series 2996, Class MK, 5.50%, 06/15/35	11	11,543
Series 1591, Class PK, 6.35%, 10/15/23	432	457,986
Federal National Mortgage Association:
Series 2005-29, Class AT, 4.50%, 04/25/35	12	12,123
Series 2005-29, Class WB, 4.75%, 04/25/35	167	171,678
Series 2005-62, Class CQ, 4.75%, 07/25/35	118	120,346
Series 2005-48, Class AR, 5.50%, 02/25/35	118	120,164

		893,840

17

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp., Series K076, Class A2, 3.90%, 04/25/28	USD 598	$618,882
Federal National Mortgage Association ACES Variable Rate Notes, Series 2006-M2, Class A2A, 5.27%, 10/25/32(l)	8,952	9,606,797
Finnish Real Estate Management Federation Mortgage Trust(l):
Series 2018-K73, Class B, 3.98%, 01/25/28(b)	490	473,387
Series 2018-K732, Class B, 4.05%, 05/25/25(b)	430	420,360
Series 2017-K64, Class B, 4.12%, 03/25/27(b)	664	657,484
Series 2018-K077, Class B, 4.16%, 05/25/28	180	178,148
Series 2018-K74, Class B, 4.23%, 02/25/51(b)	190	186,802

		12,141,860
Interest Only Commercial Mortgage-Backed Securities — 0.2%(l)
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series K064, Class X1, 0.74%, 03/25/27	7,790	352,480
Series K065, Class X1, 0.82%, 04/25/27	3,313	167,043
Series KW03, Class X1, 0.99%, 06/25/27	2,122	120,353
Series KW01, Class X1, 1.12%, 01/25/26	2,319	135,816
Series KIR1, Class X, 1.22%, 03/25/26	2,433	159,975
Federal National Mortgage Association ACES Variable Rate Notes:
Series 2013-M5, Class X2, 2.31%, 01/25/22	8,169	322,134
Series 2016-M4, Class X2, 2.68%, 01/25/39	2,405	248,758
Government National Mortgage Association Variable Rate Notes:
Series 2012-23, 0.59%, 06/16/53	1,068	27,077
Series 2015-48, 0.68%, 02/16/50(c)	1,527	70,940
Series 2015-22, 0.73%, 03/16/55	2,920	158,236
Series 2013-191, 0.75%, 11/16/53	868	31,516
Series 2012-120, 0.78%, 02/16/53	12,944	592,302
Series 2013-63, 0.79%, 09/16/51	5,442	285,048
Series 2017-100, 0.81%, 05/16/59	2,468	167,036
Series 2015-37, 0.85%, 10/16/56	656	41,102
Series 2015-171, 0.89%, 11/16/55	2,774	174,693
Series 2016-158, 0.91%, 06/16/58	2,236	168,479
Series 2016-128, 0.94%, 09/16/56	3,406	263,116
Series 2016-26, 0.97%, 02/16/58	4,366	308,153
Series 2016-165, 0.97%, 12/16/57	1,688	136,252
Series 2016-152, 0.98%, 08/15/58	6,064	469,714
Series 2016-96, 0.98%, 12/16/57	1,232	92,238
Series 2016-162, 1.00%, 09/16/58	2,896	236,991
Series 2016-87, 1.01%, 08/16/58	5,404	420,103
Series 2016-110, 1.04%, 05/16/58	4,593	368,408
Series 2016-97, 1.04%, 07/16/56	2,406	201,345
Series 2016-119, 1.13%, 04/16/58	9,401	787,310
Series 2016-113, 1.19%, 02/16/58	2,122	194,708

		6,701,326
Mortgage-Backed Securities — 34.5%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31	9,305	9,050,519
2.50%, 07/15/33(m)	7,923	7,690,951
3.00%, 09/01/27 - 12/01/46	20,656	20,292,040

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
3.00%, 07/15/33 - 07/15/48(m)	USD 51,674		$50,271,790
3.50%, 07/15/33 - 06/15/44(m)	15,743		15,733,722
3.50%, 11/01/41 - 01/01/48	56,944		57,086,382
4.00%, 08/01/40 - 08/01/47	20,753		21,309,535
4.00%, 09/15/43(m)	21,861		22,282,279
4.50%, 02/01/39 - 12/01/43	9,929		10,387,176
4.50%, 11/15/40(m)	5,422		5,641,666
5.00%, 07/01/35 - 11/01/41	4,924		5,252,359
5.50%, 10/01/18 - 06/01/41	3,402		3,674,452
6.00%, 11/01/28 - 12/01/32	7		7,419
8.00%, 11/01/22	1		550
Federal National Mortgage Association:
2.00%, 10/01/31 - 03/01/32	4,990		4,728,187
2.50%, 09/01/27 - 02/01/33	31,466		30,683,559
2.50%, 04/25/29(m)	2,000		1,943,755
3.00%, 04/01/28 - 06/01/48	102,218		100,389,595
3.00%, 07/25/33 - 05/25/44(m)	8,184		7,971,933
3.50%, 08/01/27 - 03/01/48	113,575		114,054,840
3.50%, 04/25/44(m)	56,288		56,023,398
4.00%, 02/01/25 - 04/01/48	84,304		86,703,807
4.00%, 09/25/43(m)	65,472		66,748,822
4.50%, 02/01/25 - 04/01/48	25,018		26,225,233
4.50%, 04/25/41(m)	4,254		4,429,514
5.00%, 11/01/32 - 06/01/45	6,531		6,989,459
5.00%, 04/25/37(m)	2,672		2,830,479
5.50%, 10/01/21 - 04/01/41	7,577		8,227,008
6.00%, 01/01/21 - 06/01/41	10,939		12,043,271
6.50%, 05/01/40	2,334		2,597,792
7.00%, 06/01/32	14		15,479
Government National Mortgage Association:
3.00%, 12/20/44 - 03/20/48	43,743		43,000,947
3.00%, 07/15/48(m)	25,200		24,653,674
3.50%, 12/20/41 - 10/20/46	56,062		56,487,448
3.50%, 07/15/48(m)	60,075		60,306,610
4.00%, 04/20/39 - 10/20/46	6,599		6,819,215
4.00%, 07/15/48(m)	72,448		74,253,542
4.50%, 12/20/39 - 02/15/42	16,131		16,966,073
4.50%, 10/20/41(m)	9,537		9,912,601
5.00%, 12/15/38 - 07/20/41	6,726		7,183,535
5.50%, 03/15/32 - 11/15/33	7		7,131
5.50%, 07/15/48(m)	4,400		4,651,453
6.00%, 12/15/36	143		156,692
7.50%, 11/15/29	—	(n)	403

			1,065,686,295
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal National Mortgage Association Discount Notes, Series 1989-16, Class B, 0.00%, 03/25/19(o)	1		918

Total U.S. Government Sponsored Agency Securities — 35.7% (Cost: $1,112,984,341)			1,102,889,296

U.S. Treasury Obligations — 16.1%
U.S. Treasury Bonds:
4.25%, 05/15/39	5,941		7,166,563
4.50%, 08/15/39	5,766		7,189,707
4.38%, 11/15/39	5,788		7,108,840
3.13%, 02/15/43	14,232		14,610,593

18

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Treasury Obligations (continued)
2.88%, 05/15/43 - 11/15/46	USD 29,750	$29,209,720
3.63%, 08/15/43	22,003	24,526,469
3.75%, 11/15/43	14,415	16,387,490
3.00%, 02/15/47 - 02/15/48	8,664	8,694,089
2.75%, 11/15/47	36,285	34,623,827
U.S. Treasury Notes:
1.50%, 06/15/20 - 03/31/23	27,104	26,254,773
2.63%, 11/15/20 - 02/28/23	84,140	84,214,118
2.38%, 03/15/21	9,490	9,432,541
1.63%, 04/30/23	8,902	8,457,595
2.00%, 04/30/24 - 11/15/26	114,412	108,856,487
2.25%, 12/31/24 - 11/15/27	94,855	91,100,185
2.50%, 01/31/25	358	351,469
2.75%, 02/28/25	7,184	7,158,463
2.13%, 05/15/25	10,973	10,500,218

Total U.S. Treasury Obligations — 16.1% (Cost: $508,662,157)		495,843,147

Total Long-Term Investments — 106.3% (Cost: $3,333,265,901)		3,283,387,371

Short-Term Securities — 6.1%

Certificates of Deposit — 1.3%

Yankee — 1.3%(p)
BNP Paribas SA, New York, 2.66%, 04/18/19	6,310	6,312,524
Canadian Imperial Bank of Commerce, New York, 2.66%, 04/17/19	6,310	6,310,802
MUFG Bank Ltd., New York, 2.68%, 04/17/19	6,310	6,314,311
Royal Bank of Canada, New York, (LIBOR USD 3 Month + 0.18%), 2.54%, 04/18/19(a)	6,310	6,311,462
Toronto-Dominion Bank (The), New York, (LIBOR USD 3 Month + 0.17%), 2.53%, 04/17/19(a)	6,310	6,313,425
Wells Fargo Bank NA:
(LIBOR USD 3 Month + 0.21%), 2.56%, 04/16/19(a)	6,310	6,313,903
2.70%, 04/16/19	3,050	3,051,682

		40,928,109

Total Certificates of Deposit — 1.3% (Cost: $40,909,995)		40,928,109

Security	Par (000)	Value
Commercial Paper — 0.9%
AT&T, Inc.(k):
2.84%, 12/06/18	USD 4,130	$4,080,495
2.97%, 03/07/19	4,150	4,069,359
JPMorgan Securities LLC, (LIBOR USD 3 Month + 0.18%), 2.53%, 04/15/19(a)	6,310	6,311,450
Societe Generale SA, 2.72%, 04/12/19(k)	6,310	6,178,956
Sumitomo Mitsui Banking Corp., 2.68%, 04/17/19(k)	6,310	6,178,362

Total Commercial Paper — 0.9% (Cost: $26,810,959)		26,818,622

Foreign Government Obligations — 2.0%

Japan — 2.0%
Government of Japan Treasury Bills:(k)
(0.14)%, 08/13/18	JPY 3,368,550	30,429,768
(0.14)%, 09/03/18	3,400,000	30,716,143

		61,145,911

Total Foreign Government Obligations — 2.0% (Cost: $61,431,361)		61,145,911

	Shares
Money Market Funds — 1.9%(q)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.80%(r)	58,062,934	58,062,934
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.72%	478,080	478,080

Total Money Market Funds — 1.9% (Cost: $58,541,014)		58,541,014

Total Short-Term Securities — 6.1% (Cost: $187,693,329)		187,433,656

Total Options Purchased — 0.2% (Cost: $5,562,507)		5,370,061

Total Investments Before Options Written and TBA Sale Commitments — 112.6% (Cost: $3,526,521,737)		3,476,191,088

Total Options Written — 0.0% (Premium Received — $1,177,754)		(1,156,202)

19

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value
TBA Sale Commitments — (6.8)%(m)

Mortgage-Backed Securities — (6.8)%
Federal Home Loan Mortgage Corp.:
3.00%, 07/15/33 - 07/15/48	USD 1,859	$(1,820,121)
Federal National Mortgage Association:
2.00%, 02/25/29	4,888	(4,628,910)
2.50%, 04/25/29	7,236	(7,032,020)
3.50%, 10/25/27 - 04/25/44	75,540	(75,284,697)
4.00%, 07/25/33 - 09/25/43	77,913	(79,438,890)
4.50%, 12/25/22	3,743	(3,766,394)
5.00%, 04/25/37	418	(442,792)
5.50%, 08/25/34	3,321	(3,560,994)
6.00%, 10/25/34	6,269	(6,856,719)
Government National Mortgage Association:
3.00%, 07/15/48	3,457	(3,382,121)
3.50%, 07/15/48	15,000	(15,057,714)
4.50%, 09/15/39	6,678	(6,941,003)

Total TBA Sale Commitments — (6.8)% (Proceeds: $207,716,267)		(208,212,375)

Total Investments Net of Options Written and TBA Sale Commitments — 105.8% (Cost: $3,317,627,716)		3,266,822,511
Liabilities in Excess of Other Assets — (5.8)%		(179,341,389)

Net Assets — 100.0%		$3,087,481,122

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Perpetual security with no stated maturity date.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	When-issued security.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	Non-income producing security.
(k)	Rates are discount rates or a range of discount rates at the time of purchase.
(l)	Variable rate security. Rate shown is the rate in effect as of period end.
(m)	Represents or includes a TBA transaction.
(n)	Amount is less than $500.
(o)	Zero-coupon bond.
(p)	Issuer is a U.S. branch of a foreign domiciled bank.
(q)	Annualized 7-day yield as of period end.

20

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio

(r)

During the period ended June 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/2018	Value at 06/30/2018	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	33,452,568	24,610,366	58,062,934	$58,062,934	$799,015	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	New Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
CSMC	Credit Suisse Mortgage Capital
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-The-Counter
TBA	To-be-announced
WIBOR	WIBOR

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Long Bond	166	09/19/18	$24,070	$192,571
U.S. Treasury Ultra Bond	230	09/19/18	36,699	263,505
U.S. Treasury 2 Year Note	3,671	09/28/18	777,621	253,811
U.S. Treasury 5 Year Note	2,092	09/28/18	237,687	(1,067,509)

				(357,622)

Short Contracts
Euro-Bund	739	09/06/18	140,281	(1,494,096)
U.S. Treasury 10 Year Note	3,609	09/19/18	433,757	(1,185,405)
U.S. Treasury 10 Year Ultra Note	6	09/19/18	769	(3,195)
90-Day Eurodollar	8	12/14/20	1,940	790

				(2,681,906)

				$(3,039,528)

21

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	934,000	USD	1,088,534	Bank of America NA	07/03/18	$2,192
USD	273,020	BRL	1,053,246	Citibank NA	07/03/18	1,267
USD	200,000	BRL	752,710	Goldman Sachs International	07/03/18	5,790
USD	443,000	BRL	1,643,973	UBS AG	07/03/18	18,831
USD	130,944	CLP	82,416,700	JP Morgan Chase Bank NA	07/03/18	4,808
USD	1,147,538	EUR	934,000	Goldman Sachs International	07/03/18	56,813
USD	1,772,520	EUR	1,500,000	Goldman Sachs International	07/05/18	20,576
USD	2,159,000	RUB	134,488,428	JP Morgan Chase Bank NA	07/09/18	18,851
RUB	21,084,200	USD	329,801	Morgan Stanley & Co. International plc	07/12/18	5,606
RUB	15,911,735	USD	248,407	UBS AG	07/12/18	4,716
USD	2,132,254	RUB	124,309,321	BNP Paribas SA	07/12/18	154,741
RUB	23,908,240	USD	380,000	Goldman Sachs International	07/13/18	289
USD	317,000	RUB	19,926,620	BNP Paribas SA	07/13/18	43
TRY	722,864	USD	155,000	Citibank NA	07/16/18	1,481
TRY	2,191,624	USD	470,000	JP Morgan Chase Bank NA	07/16/18	4,428
TRY	1,469,160	USD	315,000	Royal Bank of Scotland	07/16/18	3,034
USD	304,693	TRY	1,342,478	Deutsche Bank AG	07/16/18	14,083
USD	635,307	TRY	2,796,595	Morgan Stanley & Co. International plc	07/16/18	29,919
MXN	9,917,149	USD	483,000	Deutsche Bank AG	07/19/18	15,062
USD	483,000	MXN	8,845,662	UBS AG	07/19/18	38,750
USD	2,644,000	BRL	9,739,439	Goldman Sachs International	08/02/18	140,289
USD	414,720	CNY	2,651,537	Standard Chartered Bank	08/03/18	15,450
USD	2,159,000	RUB	135,190,103	JP Morgan Chase Bank NA	08/07/18	14,688
USD	510,000	ARS	13,473,588	JP Morgan Chase Bank NA	08/08/18	62,029
USD	851,832	EUR	726,300	Barclays Bank plc	08/08/18	1,350
USD	30,554,360	JPY	3,370,909,810	Royal Bank of Scotland	08/13/18	20,518
USD	1,530,936	ZAR	19,443,304	Barclays Bank plc	08/16/18	121,809
ZAR	5,592,975	USD	403,677	HSBC Bank plc	08/16/18	1,666
USD	539,418	IDR	7,555,624,461	BNP Paribas SA	08/20/18	14,921
USD	1,712,495	IDR	23,991,478,326	Deutsche Bank AG	08/20/18	47,055
USD	2,334,103	IDR	33,123,404,227	JP Morgan Chase Bank NA	08/20/18	34,742
USD	1,722,162	TRY	6,996,285	BNP Paribas SA	08/20/18	231,191
USD	2,378,682	TRY	9,586,715	Citibank NA	08/20/18	335,666
MXN	25,300,000	USD	1,205,299	Barclays Bank plc	08/22/18	58,244
MXN	868,836	USD	42,260	Goldman Sachs International	08/22/18	1,132
USD	1,511,200	IDR	21,596,559,200	Deutsche Bank AG	08/31/18	15,250
USD	31,541,641	JPY	3,447,391,000	Barclays Bank plc	09/11/18	248,794
RUB	3,988,656	USD	63,000	Barclays Bank plc	09/12/18	30
AUD	3,161,000	USD	2,331,500	Goldman Sachs International	09/19/18	8,361
AUD	1,658,000	USD	1,223,007	Morgan Stanley & Co. International plc	09/19/18	4,291
CAD	5,868,567	EUR	3,794,000	JP Morgan Chase Bank NA	09/19/18	12,698
CAD	4,192,528	USD	3,157,000	Barclays Bank plc	09/19/18	36,402
CHF	3,161,000	SEK	28,184,772	Morgan Stanley & Co. International plc	09/19/18	48,016
CHF	782,011	USD	790,000	Deutsche Bank AG	09/19/18	5,128
CHF	879,254	USD	890,000	Morgan Stanley & Co. International plc	09/19/18	4,002
EUR	647,000	USD	756,796	Barclays Bank plc	09/19/18	3,322
EUR	340,000	USD	396,132	State Street Bank and Trust Co.	09/19/18	3,312
GBP	1,583,000	USD	2,085,379	JP Morgan Chase Bank NA	09/19/18	11,204
GBP	157,000	USD	207,566	Royal Bank of Canada	09/19/18	370
MXN	41,055,786	CAD	2,529,000	BNP Paribas SA	09/19/18	115,241
NOK	6,460,757	USD	793,000	Bank of America NA	09/19/18	2,802
NOK	13,378,297	USD	1,645,000	JP Morgan Chase Bank NA	09/19/18	2,868
SEK	6,522,222	USD	730,000	Bank of America NA	09/19/18	2,643
USD	208,275	GBP	157,000	Bank of America NA	09/19/18	339
USD	733,000	JPY	80,485,672	Goldman Sachs International	09/19/18	1,981
USD	793,000	NOK	6,421,752	BNP Paribas SA	09/19/18	2,003
USD	144,821	NZD	210,000	Barclays Bank plc	09/19/18	2,577
USD	61,000	SEK	537,267	Bank of America NA	09/19/18	649
USD	730,000	SEK	6,487,931	Goldman Sachs International	09/19/18	1,209
USD	10,804,010	EUR	8,330,000	Deutsche Bank AG	12/13/19	622,951
USD	10,873,982	EUR	8,330,000	Deutsche Bank AG	02/25/20	624,527
USD	11,072,370	JPY	1,109,230,000	HSBC Bank plc	03/16/20	506,642

						3,789,642

BRL	662,157	USD	177,200	Barclays Bank plc	07/03/18	(6,354)
BRL	1,723,999	USD	473,020	BNP Paribas SA	07/03/18	(28,203)
BRL	1,008,179	USD	265,800	UBS AG	07/03/18	(5,675)
CLP	82,416,700	USD	130,252	JP Morgan Chase Bank NA	07/03/18	(4,115)
RUB	134,786,370	USD	2,159,000	JP Morgan Chase Bank NA	07/09/18	(14,109)
RUB	19,228,797	USD	309,194	Bank of America NA	07/12/18	(3,303)
RUB	68,084,589	USD	1,091,185	Citibank NA	07/12/18	(8,096)
USD	63,000	RUB	3,963,973	Barclays Bank plc	07/13/18	(52)
USD	1,846,800	MXN	36,874,686	Citibank NA	07/23/18	(3,936)
ARS	20,322,126	USD	762,843	BNP Paribas SA	07/31/18	(81,752)
BRL	4,827,283	USD	1,322,000	BNP Paribas SA	08/02/18	(81,053)
BRL	4,942,297	USD	1,322,000	JP Morgan Chase Bank NA	08/02/18	(51,487)
CNY	2,657,111	USD	414,720	Deutsche Bank AG	08/03/18	(14,611)
USD	1,091,062	EUR	934,000	Bank of America NA	08/03/18	(2,197)
RUB	88,579,000	USD	1,415,000	BNP Paribas SA	08/07/18	(10,008)
USD	470,000	IDR	6,796,200,000	JP Morgan Chase Bank NA	08/09/18	(2,805)
ZAR	5,049,093	USD	368,816	Bank of America NA	08/16/18	(2,890)
IDR	10,777,611,609	USD	757,600	Citibank NA	08/20/18	(9,439)
IDR	10,777,615,000	USD	756,324	Goldman Sachs International	08/20/18	(8,163)
IDR	10,616,755,000	USD	745,088	Nomura International plc	08/20/18	(8,094)
TRY	16,583,000	USD	4,266,524	BNP Paribas SA	08/20/18	(732,537)
RUB	72,636,415	USD	1,157,479	Bank of America NA	08/21/18	(7,146)
RUB	47,677,083	USD	760,521	Credit Suisse International	08/21/18	(5,466)
USD	1,306,365	MXN	26,168,835	Deutsche Bank AG	08/22/18	(570)
IDR	17,827,050,000	USD	1,275,000	Deutsche Bank AG	08/31/18	(40,156)
CAD	2,529,000	MXN	40,589,185	Bank of America NA	09/19/18	(92,039)
JPY	80,262,767	USD	733,000	Bank of America NA	09/19/18	(4,006)
NZD	210,000	USD	143,189	Royal Bank of Scotland	09/19/18	(945)
SEK	28,470,236	CHF	3,161,000	Deutsche Bank AG	09/19/18	(15,949)
SEK	539,925	USD	61,000	Deutsche Bank AG	09/19/18	(350)
USD	2,337,275	AUD	3,161,000	Citibank NA	09/19/18	(2,586)
USD	1,222,659	AUD	1,658,000	Royal Bank of Canada	09/19/18	(4,639)
USD	3,157,000	CAD	4,193,264	Goldman Sachs International	09/19/18	(36,963)
USD	890,000	CHF	879,235	Goldman Sachs International	09/19/18	(3,983)
USD	790,000	CHF	779,899	Morgan Stanley & Co. International plc	09/19/18	(2,981)
USD	754,462	EUR	647,000	Morgan Stanley & Co. International plc	09/19/18	(5,656)
USD	2,076,133	GBP	1,583,000	UBS AG	09/19/18	(20,451)
USD	1,645,000	NOK	13,448,306	Barclays Bank plc	09/19/18	(11,491)
MXN	34,736,442	USD	1,784,000	HSBC Bank plc	11/26/18	(75,072)

						(1,409,328)

	Net Unrealized Appreciation					$2,380,314

22

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
2Y-10 CMS Index Cap	0.44%	Citibank NA	07/23/18	USD	997,160	$100	$498,580	$(498,480)
2Y-10 CMS Index Cap	0.34%	Citibank NA	08/28/18	USD	243,730	1,842	159,642	(157,800)

						$1,942	$658,222	$(656,280)

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One-Touch	Deutsche Bank AG	08/20/18	BRL	3.50	BRL	3.50	USD	41	$1,350

Put
USD Currency	Down and Out	Deutsche Bank AG	07/19/18	BRL	3.68	BRL	3.55	USD	856	453
USD Currency	One-Touch	BNP Paribas SA	07/20/18	ZAR	11.60	ZAR	11.60	USD	69	—
USD Currency	One-Touch	Morgan Stanley & Co. International plc	07/24/18	TRY	4.30	TRY	4.30	USD	69	3,276
USD Currency	Down and Out	Morgan Stanley & Co. International plc	08/10/18	TRY	4.65	TRY	4.38	USD	688	13,976
USD Currency	One-Touch	Morgan Stanley & Co. International plc	10/25/18	MXN	16.50	MXN	16.50	USD	86	2,018

										19,723

										$21,073

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	HSBC Bank plc	07/05/18	IDR	14,000.00	USD	419	$68
USD Currency	Deutsche Bank AG	08/13/18	MXN	18.50	USD	1,610	3,400
USD Currency	Morgan Stanley & Co. International plc	08/20/18	MXN	19.50	USD	47,380	602,747
USD Currency	Morgan Stanley & Co. International plc	09/26/18	ZAR	12.90	USD	11,037	65,208
USD Currency	Morgan Stanley & Co. International plc	09/26/18	TRY	4.52	USD	11,274	109,448
USD Currency	HSBC Bank plc	10/18/18	ZAR	12.63	USD	18,430	78,612
USD Currency	Citibank NA	10/19/18	TRY	4.50	USD	14,275	127,499

							$986,982

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.04%	Semi-Annual	JP Morgan Chase Bank NA	04/27/38	3.04%	USD	42,800	$2,416,165

Put
10-Year Interest Rate Swap	3.04%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	04/27/38	3.04%	USD	42,800	1,943,899

										$4,360,064

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.74%	Semi-Annual	JP Morgan Chase Bank NA	12/27/18	2.74%	USD	397,554	$(629,702)

Put
2-Year Interest Rate Swap	3.14%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	12/27/18	3.14%	USD	397,554	(526,500)

										$(1,156,202)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.30.V1	1.00%	Quarterly	06/20/23	USD	9,929	$(149,924)	$(172,364)	$22,440

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	1.63%	At Termination	06/15/28	EUR	12,190	$9,608	$—	$9,608

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
7.36%	Monthly	28 day MXIBTIIE	Monthly	N/A		01/28/19	MXN	123,421	$32,224	$—	$32,224
28 day MXIBTIIE	Monthly	7.66%	Monthly	N/A		02/22/21	MXN	42,572	(18,142)	—	(18,142)
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	19,509	28,249	—	28,249
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	14,801	21,296	—	21,296
28 day MXIBTIIE	Monthly	7.94%	Monthly	N/A		06/19/23	MXN	37,257	5,020	—	5,020
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A		07/17/25	MXN	14,506	(63,982)	—	(63,982)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	485	(21,686)	—	(21,686)
2.27%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/11/25	USD	367	12,938	—	12,938
6 month EURIBOR	Semi-Annual	0.94%	Annual	09/10/18	(a)	08/15/27	EUR	75,405	1,068,440	—	1,068,440
2.96%	Annual	6 month WIBOR	Semi-Annual	N/A		03/06/28	PLN	3,017	(6,069)	—	(6,069)
2.94%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/14/28	USD	490	(4,425)	—	(4,425)
2.89%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/19/28	USD	220	(1,030)	—	(1,030)

									$1,052,833	$—	$1,052,833

(a) Forward Swap.

23

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/20	USD	1,491	$(10,829)	$6,641	$(17,470)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	1,491	(10,188)	9,910	(20,098)
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	USD	769	38,232	19,786	18,446
Republic of the Philippines	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	2,325	(5,572)	(27,459)	21,887
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	295	4,051	5,751	(1,700)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	236	3,240	4,600	(1,360)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	295	4,051	5,555	(1,504)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	295	4,051	5,685	(1,634)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	295	4,051	5,294	(1,243)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	476	6,537	3,767	2,770
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	226	3,103	1,838	1,265
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	303	4,161	5,840	(1,679)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	288	3,955	2,268	1,687
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	263	3,612	2,482	1,130
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	440	6,042	3,600	2,442
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	550	7,552	4,524	3,028
United Mexican States	1.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	382	5,246	1,917	3,329
CMBX.NA.9.A	2.00%	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	420	8,287	7,872	415
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	790	15,588	12,505	3,083
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	420	8,287	7,355	932
CMBX.NA.9.A	2.00%	Monthly	Credit Suisse International	09/17/58	USD	600	11,839	10,351	1,488
CMBX.NA.9.A	2.00%	Monthly	Goldman Sachs International	09/17/58	USD	220	4,341	4,109	232
CMBX.NA.9.AAA	0.50%	Monthly	Credit Suisse International	09/17/58	USD	1,280	498	15,327	(14,829)
CMBX.NA.9.AAA	0.50%	Monthly	Deutsche Bank AG	09/17/58	USD	1,030	401	12,497	(12,096)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	1,570	611	20,265	(19,654)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	860	334	10,297	(9,963)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	720	280	8,619	(8,339)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	1,920	(12,395)	(1,423)	(10,972)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	1,370	(8,844)	(198)	(8,646)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	2,200	(14,203)	(2)	(14,201)
CMBX.NA.6.BBB-	3.00%	Monthly	JP Morgan Securities LLC	05/11/63	USD	10	1,034	619	415
CMBX.NA.6.BBB-	3.00%	Monthly	JP Morgan Securities LLC	05/11/63	USD	270	27,919	25,931	1,988

							$115,272	$196,123	$(80,851)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+	USD	1,491	$10,829	$(7,464)	$18,293
United Mexican States	1.00%	Quarterly	JP Morgan Chase Bank NA	09/20/20	BBB+	USD	1,491	10,188	(8,836)	19,024
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	NR	USD	400	(102)	(2,296)	2,194
CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	NR	USD	1,000	(254)	(5,812)	5,558
CMBX.NA.3.AM	0.50%	Monthly	JP Morgan Chase Bank NA	12/13/49	NR	USD	5,000	(1,271)	(27,527)	26,256
CMBX.NA.4.AM	0.50%	Monthly	Deutsche Bank AG	02/17/51	NR	USD	1,820	(394)	(10,075)	9,681
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	NR	USD	540	(12,545)	(29,556)	17,011
CMBX.NA.8.A	2.00%	Monthly	Morgan Stanley & Co. International plc	10/17/57	NR	USD	225	(5,227)	(21,137)	15,910
CMBX.NA.9.BBB-	3.00%	Monthly	Credit Suisse International	09/17/58	NR	USD	1,040	(107,323)	(91,199)	(16,124)
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	910	(93,908)	(97,649)	3,741
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	723	(74,610)	(87,495)	12,885
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	244	(25,180)	(25,186)	6
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	2,850	(294,106)	(350,971)	56,865
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	102	(10,526)	(12,430)	1,904
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	210	(21,671)	(19,749)	(1,922)
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	4,050	(83,960)	(175,463)	91,503
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	2,020	(41,876)	(89,015)	47,139
CMBX.NA.10.BBB-	3.00%	Monthly	JP Morgan Securities LLC	11/17/59	NR	USD	35	(3,152)	(3,023)	(129)
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	NR	USD	280	(28,954)	(22,246)	(6,708)

								$(784,042)	$(1,087,129)	$303,087

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

24

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.85%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	11/01/18	MXN	7,677	$4,852	$—	$4,852
28 day MXIBTIIE	Monthly	7.07%	Monthly	Citibank NA	11/21/18	MXN	39,258	(9,819)	—	(9,819)
28 day MXIBTIIE	Monthly	7.06%	Monthly	JP Morgan Chase Bank NA	11/21/18	MXN	47,110	(11,891)	—	(11,891)
28 day MXIBTIIE	Monthly	6.98%	Monthly	Citibank NA	11/28/18	MXN	67,000	(18,359)	—	(18,359)
28 day MXIBTIIE	Monthly	6.98%	Monthly	JP Morgan Chase Bank NA	11/28/18	MXN	38,008	(10,415)	—	(10,415)
4.77%	Monthly	28 day MXIBTIIE	Monthly	Citibank NA	12/05/18	MXN	3,324	2,607	—	2,607
4.70%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	12/06/18	MXN	3,324	2,662	—	2,662
4.76%	Monthly	28 day MXIBTIIE	Monthly	Citibank NA	12/06/18	MXN	3,324	2,617	—	2,617
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/21	USD	8,580	(110,077)	—	(110,077)
5.73%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	01/03/25	MXN	7,400	41,828	—	41,828
28 day MXIBTIIE	Monthly	6.43%	Monthly	Bank of America NA	06/06/25	MXN	6,011	(24,627)	—	(24,627)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	06/09/25	MXN	3,006	(13,086)	—	(13,086)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	07/17/25	MXN	7,228	(31,781)	—	(31,781)
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	21,681	(96,480)	—	(96,480)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	08/11/25	MXN	7,575	33,956	—	33,956
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	08/11/25	MXN	7,575	33,956	—	33,956
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	28,117	126,265	—	126,265
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/25	MXN	901	(4,297)	—	(4,297)

								$(82,089)	$—	$(82,089)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.10%
3 month LIBOR	London Interbank Offered Rate	2.34%

25

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its Semi-annual /Annual report.The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$213,887,688	$20,160,606	$234,048,294
Corporate Bonds:
Aerospace & Defense	—	29,405,119	—	29,405,119
Air Freight & Logistics	—	3,423,798	—	3,423,798
Airlines	—	17,666,225	—	17,666,225
Auto Components	—	4,272,958	—	4,272,958
Automobiles	—	19,059,448	—	19,059,448
Banks	—	287,709,594	—	287,709,594
Beverages	—	14,859,221	—	14,859,221
Biotechnology	—	20,056,949	—	20,056,949
Building Products	—	5,412,867	—	5,412,867
Capital Markets	—	59,353,388	33,000,000	92,353,388
Chemicals	—	3,777,508	—	3,777,508
Commercial Services & Supplies	—	3,818,384	—	3,818,384
Communications Equipment	—	1,062,743	—	1,062,743
Consumer Finance	—	53,454,456	—	53,454,456
Containers & Packaging	—	1,636,618	—	1,636,618
Diversified Consumer Services	—	1,934,752	—	1,934,752
Diversified Financial Services	—	11,356,671	—	11,356,671
Diversified Telecommunication Services	—	45,732,997	—	45,732,997
Electric Utilities	—	52,654,937	—	52,654,937
Electrical Equipment	—	993,232	—	993,232
Electronic Equipment, Instruments & Components	—	4,766,228	—	4,766,228
Energy Equipment & Services	—	8,792,858	—	8,792,858
Equity Real Estate Investment Trusts (REITs)	—	17,028,169	—	17,028,169

26

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio

	Level 1	Level 2	Level 3	Total
Food & Staples Retailing	$—	$4,482,823	$—	$4,482,823
Food Products	—	3,133,860	—	3,133,860
Health Care Equipment & Supplies	—	22,784,537	—	22,784,537
Health Care Providers & Services	—	28,536,903	—	28,536,903
Hotels, Restaurants & Leisure	—	4,792,482	—	4,792,482
Household Durables	—	3,387,992	—	3,387,992
Industrial Conglomerates	—	3,272,202	—	3,272,202
Insurance	—	6,324,635	—	6,324,635
Internet Software & Services	—	1,257,813	—	1,257,813
IT Services	—	10,291,137	—	10,291,137
Life Sciences Tools & Services	—	3,745,104	—	3,745,104
Machinery	—	231,938	—	231,938
Media	—	46,788,180	—	46,788,180
Metals & Mining	—	6,301,775	—	6,301,775
Multi-Utilities	—	5,755,558	—	5,755,558
Oil, Gas & Consumable Fuels	—	80,934,369	—	80,934,369
Paper & Forest Products	—	1,465,309	—	1,465,309
Pharmaceuticals	—	19,932,329	—	19,932,329
Road & Rail	—	9,064,830	—	9,064,830
Semiconductors & Semiconductor Equipment	—	37,857,820	—	37,857,820
Software	—	30,762,698	—	30,762,698
Specialty Retail	—	2,409,225	—	2,409,225
Technology Hardware, Storage & Peripherals	—	14,223,253	—	14,223,253
Thrifts & Mortgage Finance	—	2,936,211	—	2,936,211
Tobacco	—	6,154,032	—	6,154,032
Trading Companies & Distributors	—	5,782,748	—	5,782,748
Wireless Telecommunication Services	—	21,357,505	—	21,357,505
Foreign Agency Obligations	—	4,031,708	—	4,031,708
Foreign Government Obligations	—	78,642,139	—	78,642,139
Municipal Bonds	—	132,990,338	—	132,990,338
Non-Agency Mortgage-Backed Securities	—	137,311,813	1,877,837	139,189,650
Preferred Securities:
Banks	3,162,163	—	—	3,162,163
Capital Markets	—	2,359,948	—	2,359,948
Industrial Conglomerates	—	1,812,400	—	1,812,400
Media	—	3,221,900	—	3,221,900
U.S. Government Sponsored Agency Securities	—	1,102,818,356	70,940	1,102,889,296
U.S. Treasury Obligations	—	495,843,147	—	495,843,147
Short-Term Securities:
Certificates of Deposit	—	40,928,109	—	40,928,109
Commercial Paper	—	26,818,622	—	26,818,622
Foreign Government Obligations	—	61,145,911	—	61,145,911
Money Market Funds	58,541,014	—	—	58,541,014
Options Purchased:
Foreign currency exchange contracts	—	1,008,055	—	1,008,055
Interest rate contracts	—	4,362,006	—	4,362,006
Liabilities:
TBA Sale Commitments	—	(208,212,375)	—	(208,212,375)

	$61,703,177	$3,151,166,153	$55,109,383	$3,267,978,713

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$414,947	$—	$414,947
Foreign currency exchange contracts	—	3,789,642	—	3,789,642
Interest rate contracts	710,677	1,416,910	—	2,127,587
Other Contracts	—	9,608	—	9,608
Liabilities:
Credit contracts	—	(170,271)	—	(170,271)
Foreign currency exchange contracts	—	(1,409,328)	—	(1,409,328)
Interest rate contracts	(3,750,205)	(1,602,368)	—	(5,352,573)

	$(3,039,528)	$2,449,140	$—	$(590,388)

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, options purchased and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options purchased and options written are shown at value.

During the period ended June 30, 2018, there were no transfers between levels.

27

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Core Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	U.S. Government Sponsored Agency Securities	Total
Investments:
Assets:
Opening Balance, as of September 30, 2017	12,328,347	—	1,160,867	—	13,489,214
Transfers into Level 3	—	—	897,187	—	897,187
Transfers out of Level 3	(12,328,347)	—	(554,320)	—	(12,882,667)
Accrued discounts/premiums	—	—	54	(91)	(37)
Net realized gain (loss)	224	—	39,581	—	39,805
Net change in unrealized appreciation (depreciation)(a)	(2,474)	—	(74,186)	(6,957)	(83,617)
Purchases	21,713,080	33,000,000	1,014,148	77,988	55,805,216
Sales	(1,550,224)	—	(605,494)	—	(2,155,718)
Closing Balance, as of June 30, 2018	20,160,606	33,000,000	1,877,837	70,940	55,109,383

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018(a)	(2,474)	—	(33,489)	(6,957)	(42,920)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

28

Schedule of Investments (unaudited) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities — 8.9%
ALM VII Ltd.(a)(b):
Series 2012-7A Class A1R, (LIBOR USD 3 Month + 1.48%), 3.83%, 10/15/28	USD 1,000	$1,007,394
Series 2012-7A Class BR, (LIBOR USD 3 Month + 2.50%), 4.85%, 10/15/28	1,000	1,003,890
Series 2012-7A Class CR, (LIBOR USD 3 Month + 3.85%), 6.20%, 10/15/28	1,000	1,004,001
ALM VIII Ltd., Series 2013-8A, Class CR, (LIBOR USD 3 Month + 3.95%), 6.30%, 10/15/28(a)(b)	1,000	1,004,038
ALM XVI Ltd.(a)(b):
Series 2015-16A Class BR2, (LIBOR USD 3 Month + 1.90%), 4.23%, 07/15/27	1,200	1,200,000
Series 2015-16A Class CR2, (LIBOR USD 3 Month + 2.70%), 5.03%, 07/15/27	1,000	1,000,000
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 4.96%, 01/28/31(a)(b)	1,000	995,597
Anchorage Capital CLO Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.20%), 5.54%, 10/13/30(a)(b)	1,000	998,877
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(a)	EUR 183	217,709
Ares European CLO VIII BV, Series 8X, Class E, (EURIBOR 3 Month + 6.35%), 6.35%, 02/17/30(a)	200	241,426
Ares XLII CLO Ltd., Series 2017-42A, Class D, (LIBOR USD 3 Month + 3.45%), 5.81%, 01/22/28(a)(b)	USD 1,000	1,006,501
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, (LIBOR USD 3 Month + 3.75%), 6.11%, 07/28/29(a)(b)	1,000	1,011,236
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, (LIBOR USD 3 Month + 2.65%), 5.00%, 10/15/30(a)(b)	1,000	997,153
Atlas Senior Loan Fund X Ltd., Series 2018-10A, Class D, (LIBOR USD 3 Month + 2.75%), 5.10%, 01/15/31(a)(b)	1,000	987,537
Avoca CLO XV DAC, Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(a)	EUR 260	283,661
Ballyrock CLO Ltd., Series 2016-1A, Class C, (LIBOR USD 3 Month + 2.70%), 5.05%, 10/15/28(a)(b)	USD 1,000	1,004,127
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, (LIBOR USD 3 Month + 3.05%), 5.40%, 10/15/30(a)(b)	1,250	1,250,388
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2012-3A Class BR, (LIBOR USD 3 Month + 2.50%), 4.85%, 10/14/28	1,000	1,003,437
Series 2016-3A Class C, (LIBOR USD 3 Month + 4.00%), 6.36%, 10/20/29	1,000	1,006,436
CBAM Ltd., Series 2017-3A, Class E1, (LIBOR USD 3 Month + 6.50%), 8.85%, 10/17/29(a)(b)	1,000	1,013,461
Cedar Funding II CLO Ltd., Series 2013-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 5.93%, 06/09/30(a)(b)	1,000	1,008,393

Security	Par (000)	Value
Asset-Backed Securities (continued)
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.01%, 07/23/30(a)(b)	USD 1,000	$1,006,329
CIFC Funding Ltd.(a)(b):
Series 2013-4A Class DRR, (LIBOR USD 3 Month + 2.80%), 4.89%, 04/27/31(c)	1,000	1,000,000
Series 2014-3A Class DR, (LIBOR USD 3 Month + 3.15%), 5.51%, 07/22/26	1,000	1,000,378
Series 2017-1A Class D, (LIBOR USD 3 Month + 3.50%), 5.86%, 04/23/29	1,000	1,007,408
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, (EURIBOR 3 Month + 7.00%), 7.00%, 08/15/29(a)	EUR 160	189,020
CVC Cordatus Loan Fund VIII DAC(a):
Series 8X Class E, (EURIBOR 3 Month + 5.70%), 5.70%, 04/23/30	200	239,315
Series 8X Class F, (EURIBOR 3 Month + 7.65%), 4.90%, 04/23/30	113	131,271
Dewolf Park CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.20%), 8.55%, 10/15/30(a)(b)	USD 500	507,381
Dryden 50 Senior Loan Fund, Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 4.60%, 07/15/30(a)(b)	2,000	2,005,785
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, (EURIBOR 3 Month + 6.30%), 6.30%, 11/10/30(a)	EUR 100	118,427
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.36%, 01/27/31(a)(b)	USD 1,000	994,902
LCM XV LP, Series 15A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.76%, 07/20/30(a)(b)	1,000	1,004,258
Madison Park Funding X Ltd.(a)(b):
Series 2012-10A Class AR, (LIBOR USD 3 Month + 1.45%), 3.81%, 01/20/29	1,000	1,004,480
Series 2012-10A Class DR, (LIBOR USD 3 Month + 4.20%), 6.56%, 01/20/29	1,000	1,012,407
Series 2012-10A Class ER, (LIBOR USD 3 Month + 7.62%), 9.98%, 01/20/29	500	508,959
Madison Park Funding XIII Ltd., Series 2014-13A, Class DR2, (LIBOR USD 3 Month + 2.85%), 5.21%, 04/19/30(a)(b)(c)	1,000	1,000,595
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (LIBOR USD 3 Month + 3.45%), 5.82%, 01/27/26(a)(b)	1,000	1,001,537
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.18%), 3.54%, 12/18/30(a)(b)	1,500	1,501,485
OCP CLO Ltd., Series 2016-12A, Class A1, (LIBOR USD 3 Month + 1.57%), 3.93%, 10/18/28(a)(b)	1,000	1,001,897
OCP Euro CLO DAC(a):
Series 2017-2X Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32	EUR 148	171,522
Series 2017-2X Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32	100	111,203

1

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
OCP Euro DAC, Series 2017-1X, Class E, (EURIBOR 3 Month + 5.35%), 5.35%, 06/18/30(a)	EUR	150	$176,190
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 2A15.87%, 01/25/37(d)	USD	1,502	1,413,316
OZLM Funding IV Ltd., Series 2013-4A, Class BR, (LIBOR USD 3 Month + 2.20%), 4.56%, 10/22/30(a)(b)		1,000	1,001,644
OZLM VI Ltd.(a)(b):
Series 2014-6A Class B1S, (LIBOR USD 3 Month + 2.10%), 4.45%, 04/17/31		1,000	1,001,136
Series 2014-6A Class CS, (LIBOR USD 3 Month + 3.13%), 5.48%, 04/17/31		1,000	995,116
OZLME BV, Series 1X, Class E, (EURIBOR 3 Month + 6.45%), 6.45%, 01/18/30(a)	EUR	158	189,702
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(a)		100	114,083
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.15%, 10/20/30(a)(b)	USD	1,500	1,500,064
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.80%), 4.15%, 01/15/30(a)(b)		1,500	1,492,179
Symphony CLO XII Ltd., Series 2013-12A, Class DR, (LIBOR USD 3 Month + 3.25%), 5.60%, 10/15/25(a)(b)		1,000	1,001,013
Texas Competitive Electric Holdings Co. LLC, 5.10%, 12/31/49(c)(e)(f)		815	—
Unique Pub Finance Co. plc (The), Series A 45.66%, 06/30/27	GBP	76	110,927
Voya CLO Ltd., Series 2016-3A, Class C, (LIBOR USD 3 Month + 3.85%), 6.21%, 10/18/27(a)(b)	USD	1,000	1,005,595
York CLO 1 Ltd., Series 2014-1A, Class DR, (LIBOR USD 3 Month + 3.40%), 5.76%, 01/22/27(a)(b)		1,000	1,000,739

Total Asset-Backed Securities — 8.9% (Cost: $46,474,993)			46,765,525

	Shares
Common Stocks — 0.3%

Banks — 0.0%
Bank of America Corp.		1,236	34,843
JPMorgan Chase & Co.		336	35,011

			69,854
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The)		159	35,071
Morgan Stanley		713	33,796

			68,867
Chemicals — 0.1%
Platform Specialty Products Corp.(e)		17,770	206,132

Construction & Engineering — 0.1%
Star Group, Inc. (The)(e)		5,409	196,175

Containers & Packaging — 0.0%
Crown Holdings, Inc.(e)		832	37,240

Security	Shares		Value
Diversified Financial Services — 0.0%
New Holdings LLC(e)		48	$15,840

Diversified Telecommunication Services — 0.0%
CenturyLink, Inc.		2,121	39,536

Electric Utilities — 0.0%
TexGen Power LLC(c)(e)		2,844	98,118

Equity Real Estate Investment Trusts (REITs) — 0.0%
Gaming and Leisure Properties, Inc.		2,300	82,340

Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc.(c)(e)		3,880	194
Tenet Healthcare Corp.(e)		1,046	35,114
Universal Health Services, Inc., Class B		632	70,430

			105,738
IT Services — 0.0%
First Data Corp., Class A(e)		4,869	101,908

Machinery — 0.0%(e)
AFGlobal Corp.(c)		897	—
Ameriforge Group, Inc.		283	17,829
Gates Industrial Corp. plc		2,161	35,160

			52,989
Media — 0.0%
Altice USA, Inc., Class A		3,920	66,875

Metals & Mining — 0.0%
Constellium NV, Class A(e)		13,481	138,854

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(e)		3,005	179,549

Total Common Stocks — 0.3% (Cost: $1,505,963)			1,460,015

	Par (000)
Corporate Bonds — 52.0%

Aerospace & Defense — 0.9%
Arconic, Inc.:
5.13%, 10/01/24	USD	324	319,950
5.90%, 02/01/27		95	95,713
6.75%, 01/15/28		24	25,470
BBA US Holdings, Inc., 5.38%, 05/01/26(b)		67	67,252
Bombardier, Inc.(b):
7.75%, 03/15/20		46	48,530
8.75%, 12/01/21		225	247,500
5.75%, 03/15/22		14	14,052
6.00%, 10/15/22		5	4,980
6.13%, 01/15/23		160	160,400
7.50%, 12/01/24		206	216,815
7.50%, 03/15/25		880	916,300
BWX Technologies, Inc., 5.38%, 07/15/26(b)		37	37,463
KLX, Inc., 5.88%, 12/01/22(b)		1,005	1,043,944
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		52	53,950

2

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Aerospace & Defense (continued)
L3 Technologies, Inc., 3.85%, 06/15/23	USD	715	$713,513
Leonardo SpA, 1.50%, 06/07/24	EUR	310	339,936
Pioneer Holdings LLC, 9.00%, 11/01/22(b)	USD	40	41,300
TransDigm, Inc.:
6.00%, 07/15/22		2	2,011
6.50%, 05/15/25		185	187,081
6.38%, 06/15/26		19	18,857

			4,555,017
Air Freight & Logistics — 0.1%
FedEx Corp., 4.05%, 02/15/48		405	363,795
XPO Logistics, Inc., 6.50%, 06/15/22(b)		145	148,263

			512,058
Airlines — 0.1%
ANA Holdings, Inc.(g)(h):
0.00%, 09/16/22	JPY	10,000	91,564
0.00%, 09/19/24		10,000	92,015
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/21	USD	107	109,284

			292,863
Auto Components — 0.9%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	200	216,224
Adler Pelzer Holding GmbH, 4.13%, 04/01/24		300	352,092
Allison Transmission, Inc., 5.00%, 10/01/24(b)	USD	9	8,854
Federal-Mogul LLC, 5.00%, 07/15/24	EUR	160	193,976
GKN Holdings plc, 3.38%, 05/12/32	GBP	200	270,871
Goodyear Dunlop Tires Europe BV, 3.75%, 12/15/23	EUR	350	418,380
Icahn Enterprises LP:
6.00%, 08/01/20	USD	20	20,250
6.25%, 02/01/22		153	156,060
6.75%, 02/01/24		80	80,600
6.38%, 12/15/25		37	37,046
IHO Verwaltungs GmbH(i):
2.75% ( 2.75% Cash or 3.50% PIK), 09/15/21	EUR	100	117,841
3.25% ( 3.25% Cash or 4.00% PIK), 09/15/23		200	235,954
3.75% ( 3.75% Cash or 4.50% PIK), 09/15/26		300	356,247
4.75% ( 4.75% Cash or 5.50% PIK), 09/15/26(b)	USD	200	188,250
JB Poindexter & Co., Inc., 7.13%, 04/15/26(b)		25	25,625
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	150	182,157
Schaeffler Finance BV, 3.25%, 05/15/25		250	307,955
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(a)(j)	USD	200	184,989
ZF North America Capital, Inc.:
4.00%, 04/29/20(b)		750	755,422
2.75%, 04/27/23	EUR	400	497,010

			4,605,803
Automobiles — 0.5%
Daimler Finance North America LLC, 3.35%, 05/04/21(b)	USD	750	747,087
Fiat Chrysler Automobiles NV, 3.75%, 03/29/24	EUR	435	540,911
Fiat Chrysler Finance Europe SA:
6.75%, 10/14/19		110	138,157
4.75%, 07/15/22		100	129,000
General Motors Co., 5.20%, 04/01/45	USD	500	459,009
Tesla, Inc., 5.30%, 08/15/25(b)		160	142,400
Volvo Car AB, 2.00%, 01/24/25	EUR	200	225,852

			2,382,416

Security	Par (000)		Value
Banks — 8.2%
ABN AMRO Bank NV(a)(j):
(EUR Swap Annual 5 Year + 5.45%), 5.75%	EUR	200	$247,074
(EUR Swap Annual 5 Year + 3.90%), 4.75%		200	222,674
Allied Irish Banks plc(a):
(EUR Swap Annual 5 Year + 7.34%), 7.38%(j)		200	255,138
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/25		200	244,679
Alpha Bank AE, 2.50%, 02/05/23		225	262,294
Banco Bilbao Vizcaya Argentaria SA, (EUR Swap Annual 5 Year + 9.18%), 8.88%(a)(j)		200	261,598
Banco BPM SpA:
2.75%, 07/27/20		100	117,714
1.75%, 04/24/23		100	108,800
Banco de Credito del Peru:
(LIBOR USD 3 Month + 7.71%), 6.87%, 09/16/26(a)	USD	630	672,525
Banco Inbursa SA Institucion de Banca Multiple:
4.13%, 06/06/24		653	629,492
Banco Santander SA:
(EUR Swap Annual 5 Year + 5.41%), 6.25%(a)(j)	EUR	200	237,355
(EUR Swap Annual 5 Year + 6.80%), 6.75%(a)(j)		200	250,785
3.85%, 04/12/23	USD	200	195,598
(EUR Swap Annual 5 Year + 4.10%), 4.75%(a)(j)	EUR	200	215,546
Bank of America Corp., Series L, 4.18%, 11/25/27	USD	3,000	2,921,694
Bank of Ireland(a):
(EUR Swap Annual 5 Year + 6.96%), 7.38%(j)	EUR	200	250,493
(EUR Swap Annual 5 Year + 3.55%), 4.25%, 06/11/24		200	239,592
Bank of Ireland Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(a)	GBP	100	127,941
Bankia SA(a):
(EUR Swap Annual 5 Year + 5.82%), 6.00%(j)	EUR	400	466,303
(EUR Swap Annual 5 Year + 3.17%), 4.00%, 05/22/24		200	238,437
(EUR Swap Annual 5 Year + 3.35%), 3.38%, 03/15/27		100	118,882
Barclays Bank plc, 5.14%, 10/14/20	USD	1,000	1,024,044
Barclays plc:
(GBP Swap 5 Year + 6.46%), 7.25%(a)(j)	GBP	400	541,757
(LIBOR USD 3 Month + 1.36%), 4.34%, 05/16/24(a)	USD	1,000	987,637
4.38%, 09/11/24		1,200	1,166,375
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/25(a)	EUR	200	237,966
(EUR Swap Annual 1 Year + 0.78%), 1.37%, 01/24/26(a)		375	415,914
BBVA Bancomer SA, 4.38%, 04/10/24	USD	650	647,725
BNP Paribas SA, (USD Swap Semi 5 Year + 1.48%), 4.38%, 03/01/33(a)(b)		1,000	938,030
CaixaBank SA(a):
(EUR Swap Annual 5 Year + 4.50%), 5.25%(j)	EUR	200	213,708
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 02/15/27		100	122,607
(EUR Swap Annual 5 Year + 2.35%), 2.75%, 07/14/28		100	118,266
CBQ Finance Ltd., 3.25%, 06/13/21	USD	500	484,000
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.03%), 3.88%, 07/26/27(a)		200	192,046
CIT Group, Inc.:
5.00%, 08/01/23		209	211,424
5.25%, 03/07/25		42	42,315
6.13%, 03/09/28		24	24,660

3

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Banks (continued)
Citigroup, Inc.:
(LIBOR USD 3 Month + 1.02%), 4.04%, 06/01/24(a)	USD	500	$502,706
4.45%, 09/29/27		1,000	983,632
Commerzbank AG:
8.13%, 09/19/23		200	227,649
4.00%, 03/23/26	EUR	150	185,163
Cooperatieve Rabobank UA, (EUR Swap Annual 5 Year + 6.70%), 6.62%(a)(j)		400	524,926
Credit Agricole SA, (EUR Swap Annual 5 Year + 5.12%), 6.50%(a)(j)		200	251,623
Danske Bank A/S:
(EUR Swap Annual 6 Year + 4.64%), 5.75%(a)(j)		200	244,946
3.88%, 09/12/23(b)	USD	1,000	992,237
Discover Bank, 3.20%, 08/09/21		1,000	988,614
DNB Bank ASA, (USD Swap Semi 5 Year + 5.08%), 6.50%(a)(j)		200	204,250
Erste Group Bank AG, (EUR Swap Annual 5 Year + 9.02%), 8.88%(a)(j)	EUR	200	273,032
Global Bank Corp., 4.50%, 10/20/21	USD	300	292,050
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, 2.56%(j)(k)		600	463,200
HSBC Holdings plc(a):
(USD Swap Rate 5 Year + 3.45%), 6.25%(j)		200	196,250
(LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/24		285	283,979
(USD Swap Rate 5 Year + 3.71%), 6.37%(j)		230	227,514
(USD Swap Rate 5 Year + 4.37%), 6.38%(j)		200	196,250
(USD Swap Rate 5 Year + 3.75%), 6.00%(j)		2,470	2,290,925
(LIBOR USD 3 Month + 1.53%), 4.58%, 06/19/29		400	404,014
ICICI Bank Ltd., 4.00%, 03/18/26		600	565,637
IKB Deutsche Industriebank AG, (EUR Swap Annual 5 Year + 3.62%), 4.00%, 01/31/28(a)	EUR	300	340,355
Intercorp Financial Services, Inc., 4.13%, 10/19/27	USD	500	459,250
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 6.88%), 7.00%(a)(j)	EUR	200	238,472
6.63%, 09/13/23		100	136,321
(EUR Swap Annual 5 Year + 7.19%), 7.75%(a)(j)		200	251,661
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.61%), 3.51%, 06/18/22(a)	USD	1,000	1,000,770
3.63%, 12/01/27		2,500	2,350,465
KBC Group NV, (EUR Swap Annual 5 Year + 4.76%), 5.63%(a)(j)	EUR	100	118,757
Lloyds Banking Group plc:
(USD Swap Semi 5 Year + 4.76%), 7.50%(a)(j)	USD	1,000	1,015,500
4.45%, 05/08/25		550	553,325
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(a)(b)(j)		1,000	897,500
National Westminster Bank plc, Series C, (LIBID USD 3 Month + 0.25%), 2.56%(a)(j)		200	163,300
NatWest Markets plc(a):
(USD Swap Semi 5 Year + 5.80%), 7.50%(j)		200	203,900
(USD Swap Semi 5 Year + 7.60%), 8.62%(j)		1,345	1,429,399
(LIBOR USD 3 Month + 1.55%), 3.89%, 06/25/24		1,500	1,496,925
Postal Savings Bank of China Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 4.50%(a)(j)		700	649,250
Santander UK plc, 5.00%, 11/07/23(b)		1,000	1,015,187
Shizuoka Bank Ltd. (The), (LIBOR USD 3 Month - 0.50%), 1.86%, 01/25/23(a)(g)		100	100,250
Societe Generale SA, (USD Swap Semi 5 Year + 6.24%), 7.38%(a)(b)(j)		200	203,500

Security	Par (000)		Value
Banks (continued)
Swedbank AB(a)(j):
(USD Swap Semi 5 Year + 3.77%), 5.50%	USD	200	$199,250
(USD Swap Semi 5 Year + 4.11%), 6.00%		200	199,000
UBS Group Funding Switzerland AG(a)(j):
(USD Swap Semi 5 Year + 2.43%), 5.00%		200	175,500
(USD Swap Semi 5 Year + 4.87%), 7.00%		400	405,536
UniCredit SpA:
(EUR Swap Annual 5 Year + 6.10%), 6.75%(a)(j)	EUR	400	470,624
(EUR Swap Annual 5 Year + 9.30%), 9.25%(a)(j)		200	260,711
6.95%, 10/31/22		100	134,931
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25(a)		300	369,104
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27(a)		200	239,229
Wells Fargo & Co., 5.38%, 11/02/43	USD	1,000	1,044,221
Westpac Banking Corp., (USD Swap Rate 5 Year + 2.89%), 5.00%(a)(j)		185	159,686
Wing Lung Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/27(a)		200	190,981
Woori Bank, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%(a)(j)		275	259,161
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		200	192,555

			42,876,261
Beverages — 0.3%
Coca-Cola European Partners plc, (EURIBOR 3 Month + 0.18%), 0.00%, 11/16/21(a)	EUR	100	116,709
Coca-Cola Icecek A/S, 4.22%, 09/19/24	USD	520	484,498
Maple Escrow Subsidiary, Inc.(b):
4.06%, 05/25/23		380	380,927
4.60%, 05/25/28		245	245,907
Molson Coors Brewing Co., (EURIBOR 3 Month + 0.35%), 0.03%, 03/15/19(a)	EUR	100	116,846

			1,344,887
Building Products — 0.3%
Jeld-Wen, Inc.(b):
4.63%, 12/15/25	USD	23	21,907
4.88%, 12/15/27		16	14,880
LIXIL Group Corp.(g)(h):
0.00%, 03/04/20	JPY	50,000	447,771
0.00%, 03/04/22		30,000	271,774
Masonite International Corp., 5.63%, 03/15/23(b)	USD	164	167,641
Standard Industries, Inc.(b):
5.50%, 02/15/23		2	2,020
5.38%, 11/15/24		39	38,512
6.00%, 10/15/25		58	58,145
Titan Global Finance plc:
3.50%, 06/17/21	EUR	100	121,030
2.38%, 11/16/24		219	241,682
USG Corp., 4.88%, 06/01/27(b)	USD	75	76,688

			1,462,050
Capital Markets — 1.3%
ADCB Finance Cayman Ltd., 4.00%, 03/29/23(b)		240	239,040
CCTI Ltd., 3.63%, 08/08/22		710	679,074
Cindai Capital Ltd., 0.00%, 02/08/23(g)(h)		900	864,225
Credit Suisse Group AG(a):
(LIBOR USD 3 Month + 1.24%), 4.21%, 06/12/24(b)		1,000	1,000,728
(USD Swap Semi 5 Year + 3.46%), 6.25%(j)		200	195,521
Deutsche Bank AG, 3.15%, 01/22/21		500	483,887

4

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Capital Markets (continued)
Eagle Holding Co. II LLC, 7.63% ( 7.63% Cash or 8.38% PIK), 05/15/22(b)(i)	USD	74	$74,755
Goldman Sachs Group, Inc. (The), (EURIBOR 3 Month + 0.46%), 0.14%, 12/31/18(a)	EUR	100	116,946
GrupoSura Finance SA, 5.70%, 05/18/21	USD	371	384,913
Guojing Capital BVI Ltd., 3.95%, 12/11/22		200	192,657
Haitong International Securities Group Ltd., 0.00%, 10/25/21(g)(h)	HKD	6,000	744,685
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	300	343,925
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21	USD	200	193,830
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(b)		30	30,366
MSCI, Inc., 5.25%, 11/15/24(b)		24	24,240
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(g)(h)		200	203,250
SUAM Finance BV, 4.88%, 04/17/24		400	404,000
UBS AG:
(EURIBOR 3 Month + 0.50%), 0.17%, 04/23/21(a)	EUR	300	351,789
4.50%, 06/26/48(b)	USD	360	367,043

			6,894,874
Chemicals — 2.2%
Alpha 2 BV, 8.75% ( 8.75% Cash or 9.50% PIK), 06/01/23(b)(i)		210	208,950
Alpha 3 BV, 6.25%, 02/01/25(b)		200	196,500
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	210	251,970
Axalta Coating Systems LLC:
4.25%, 08/15/24		100	121,515
4.88%, 08/15/24(b)	USD	150	148,875
Blue Cube Spinco LLC:
9.75%, 10/15/23		81	91,732
10.00%, 10/15/25		94	109,275
Braskem Netherlands Finance BV, 3.50%, 01/10/23		500	470,100
CF Industries, Inc.:
7.13%, 05/01/20		19	20,069
5.15%, 03/15/34		35	32,462
4.95%, 06/01/43		30	25,350
Chemours Co. (The):
6.63%, 05/15/23		33	34,609
7.00%, 05/15/25		4	4,290
4.00%, 05/15/26	EUR	273	317,215
5.38%, 05/15/27	USD	34	32,895
CNAC HK Finbridge Co. Ltd.:
4.13%, 03/14/21		300	299,499
4.63%, 03/14/23		280	279,527
4.88%, 03/14/25		1,000	993,611
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		730	732,373
Equate Petrochemical BV, 4.25%, 11/03/26		400	387,606
Gates Global LLC, 6.00%, 07/15/22(b)		224	226,800
Hexion, Inc.:
6.63%, 04/15/20		51	47,756
10.38%, 02/01/22(b)		49	48,020
Huntsman International LLC, 5.13%, 11/15/22		144	148,030
INEOS Finance plc, 4.00%, 05/01/23	EUR	135	160,373
INEOS Group Holdings SA, 5.38%, 08/01/24		200	243,828
Kansai Paint Co. Ltd., 0.00%, 06/17/19(g)(h)	JPY	50,000	459,513
Koppers, Inc., 6.00%, 02/15/25(b)	USD	65	65,000
Kronos International, Inc., 3.75%, 09/15/25	EUR	132	148,227
LG Chem Ltd., 0.00%, 04/16/21(g)(h)		300	349,902

Security	Par (000)		Value
Chemicals (continued)
Mitsubishi Chemical Holdings Corp.(g)(h):
0.00%, 03/30/22	JPY	40,000	$369,417
0.00%, 03/29/24		40,000	375,288
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	360	378,000
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		73	69,350
Olin Corp., 5.00%, 02/01/30		30	28,350
Pearl Holding III Ltd., 9.50%, 12/11/22		200	185,103
Phosagro OAO, 3.95%, 04/24/23		300	283,980
Platform Specialty Products Corp.(b):
6.50%, 02/01/22		459	467,033
5.88%, 12/01/25		258	252,195
PQ Corp.(b):
6.75%, 11/15/22		198	207,900
5.75%, 12/15/25		110	108,212
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	200	242,902
Rock International Investment, Inc., 6.63%, 03/27/20	USD	400	303,400
Solvay Finance SA(a)(j):
(EUR Swap Annual 5 Year + 4.89%), 5.12%	EUR	300	380,119
(EUR Swap Annual 5 Year + 3.70%), 5.42%		180	233,616
UPL Corp. Ltd., 4.50%, 03/08/28	USD	200	186,722
Yingde Gases Investment Ltd., 7.25%, 02/28/20		600	599,983

			11,327,442
Commercial Services & Supplies — 0.7%
AA Bond Co. Ltd.:
4.25%, 07/31/20	GBP	100	136,027
2.88%, 01/31/22		100	129,387
ACCO Brands Corp., 5.25%, 12/15/24(b)	USD	24	23,940
ADT Corp. (The):
3.50%, 07/15/22		103	96,408
4.13%, 06/15/23		140	131,250
4.88%, 07/15/32(b)		115	89,987
Advanced Disposal Services, Inc.,
5.63%, 11/15/24(b)		41	40,795
Algeco Global Finance plc, 8.00%, 02/15/23(b)		200	203,000
APX Group, Inc.:
8.75%, 12/01/20		71	67,954
7.88%, 12/01/22		69	68,569
Aramark Services, Inc.:
5.00%, 04/01/25(b)		35	34,825
4.75%, 06/01/26		80	77,300
5.00%, 02/01/28(b)		67	63,985
Elis SA, 1.88%, 02/15/23	EUR	100	115,174
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)	USD	114	111,720
Hulk Finance Corp., 7.00%, 06/01/26(b)		64	61,280
Intrum AB, 2.75%, 07/15/22	EUR	242	268,474
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	66	63,030
Matthews International Corp., 5.25%, 12/01/25(b)		16	15,320
Mobile Mini, Inc., 5.88%, 07/01/24		120	121,500
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		19	18,098
Paprec Holding SA, 4.00%, 03/31/25	EUR	102	117,776
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)	USD	702	747,419
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		96	93,120
SPIE SA, 3.13%, 03/22/24	EUR	100	116,546
Tervita Escrow Corp., 7.63%, 12/01/21(b)	USD	140	142,800
Verisure Midholding AB, 5.75%, 12/01/23	EUR	150	169,768
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	USD	52	49,985
Wrangler Buyer Corp., 6.00%, 10/01/25(b)		82	77,490

			3,452,927

5

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Communications Equipment — 0.1%
CommScope Technologies LLC(b):
6.00%, 06/15/25	USD 4	$4,085
5.00%, 03/15/27	59	55,534
CommScope, Inc., 5.00%, 06/15/21(b)	178	178,000
Nokia OYJ:
3.38%, 06/12/22	29	28,074
4.38%, 06/12/27	40	37,600

		303,293
Construction & Engineering — 0.6%
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)	106	107,325
China Railway Construction Corp. Ltd.(g):
0.00%, 01/29/21(h)	500	505,625
1.50%, 12/21/21	CNY 4,000	566,616
China Singyes Solar Technologies Holdings Ltd.:
6.75%, 10/17/18	USD 500	463,500
7.95%, 02/15/19	400	322,400
Engility Corp., 8.88%, 09/01/24	300	313,500
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(a)(j)	200	188,403
New Enterprise Stone & Lime Co., Inc.(b):
10.13%, 04/01/22	44	46,750
6.25%, 03/15/26	19	19,190
OCI NV, 5.00%, 04/15/23	EUR 110	130,982
Tutor Perini Corp., 6.88%, 05/01/25(b)	USD 57	57,071
Weekley Homes LLC, 6.63%, 08/15/25(b)	17	16,108
WFS Global Holding SAS, 9.50%, 07/15/22	EUR 300	367,263

		3,104,733
Construction Materials — 0.1%
Buzzi Unicem SpA, 2.13%, 04/28/23	100	120,098
Inversiones CMPC SA, 4.75%, 09/15/24	USD 600	599,594

		719,692
Consumer Finance — 1.6%
AerCap Ireland Capital DAC, 4.50%, 05/15/21	2,000	2,037,751
Ally Financial, Inc.:
5.13%, 09/30/24	15	15,262
8.00%, 11/01/31	771	917,490
CDBL Funding 1, 3.00%, 04/24/23	800	758,478
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	1,000	1,060,119
General Motors Financial Co., Inc.:
3.55%, 04/09/21	140	139,546
(EURIBOR 3 Month + 0.68%),
0.35%, 05/10/21(a)	EUR 100	117,335
3.20%, 07/06/21	USD 1,000	986,989
4.35%, 01/17/27	500	483,808
LeasePlan Corp. NV, (EURIBOR 3 Month + 0.50%), 0.17%, 01/25/21(a)	EUR 200	234,184
Lincoln Finance Ltd., 6.88%, 04/15/21	100	120,575
Navient Corp.:
5.00%, 10/26/20	USD 20	19,950
6.63%, 07/26/21	31	31,843
6.50%, 06/15/22	21	21,499
5.50%, 01/25/23	177	173,903
7.25%, 09/25/23	32	33,520
5.88%, 10/25/24	64	61,840
6.75%, 06/25/25	40	39,600
6.75%, 06/15/26	51	49,837
New Lion Bridge Co. Ltd., 9.75%, 10/10/20	430	419,670

Security	Par (000)	Value
Consumer Finance (continued)
Springleaf Finance Corp.:
6.13%, 05/15/22	USD 20	$20,400
6.88%, 03/15/25	73	72,453
7.13%, 03/15/26	72	71,640
Volkswagen Bank GmbH, (EURIBOR 3 Month + 0.42%), 0.10%, 06/15/21(a)	EUR 100	116,021
Volkswagen International Finance NV, (EURIBOR 3 Month + 0.35%), 0.03%, 03/30/19(a)	100	116,873
Volkswagen Leasing GmbH, 1.13%, 04/04/24	200	230,324

		8,350,910
Containers & Packaging — 0.9%
ARD Finance SA, 6.63% ( 6.63% Cash or 7.38% PIK), 09/15/23(i)	100	118,794
Ardagh Packaging Finance plc:
6.00%, 06/30/21(b)	USD 200	202,250
4.13%, 05/15/23	EUR 100	121,346
4.63%, 05/15/23(b)	USD 400	395,500
6.75%, 05/15/24	EUR 200	251,192
7.25%, 05/15/24(b)	USD 620	644,800
4.75%, 07/15/27	GBP 100	126,201
Ball Corp.:
5.00%, 03/15/22	USD 113	116,249
4.00%, 11/15/23	10	9,716
Berry Global, Inc., 4.50%, 02/15/26(b)	48	44,760
BWAY Holding Co.:
4.75%, 04/15/24	EUR 299	349,448
5.50%, 04/15/24(b)	USD 195	190,125
7.25%, 04/15/25(b)	63	61,425
Crown Americas LLC:
4.75%, 02/01/26(b)	31	29,450
4.25%, 09/30/26	53	48,495
Crown European Holdings SA:
2.25%, 02/01/23(b)	EUR 100	115,872
3.38%, 05/15/25	100	118,055
Flex Acquisition Co., Inc., 7.88%, 07/15/26(b)	USD 27	26,895
Horizon Holdings I SAS, 7.25%, 08/01/23	EUR 339	410,967
Horizon Parent Holdings SARL, 8.25% ( 8.25% Cash or 9.00% PIK), 02/15/22(i)	100	121,432
OI European Group BV:
4.00%, 03/15/23(b)	USD 68	63,410
3.13%, 11/15/24	EUR 100	117,767
Reynolds Group Issuer, Inc.(b):
(LIBOR USD 3 Month + 3.50%),
5.85%, 07/15/21(a)	USD 138	139,283
5.13%, 07/15/23	80	79,000
7.00%, 07/15/24	159	162,379
Sealed Air Corp.:
4.88%, 12/01/22(b)	30	30,300
4.50%, 09/15/23	EUR 100	131,307
6.88%, 07/15/33(b)	USD 109	119,628
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR 100	118,094
Verallia Packaging SASU, 5.13%, 08/01/22	200	239,726

		4,703,866
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.(b):
5.75%, 12/15/23	USD 112	114,800
5.88%, 05/15/26	52	51,155
Hongkong Xiangyu Investment Co. Ltd., 4.50%, 01/30/23	200	181,655
Tewoo Group No. 5 Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.37%), 5.80%(a)(j)	250	218,702

		566,312

6

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Diversified Consumer Services — 0.0%
Carriage Services, Inc., 6.63%, 06/01/26(b)	USD	36	$36,495
Graham Holdings Co., 5.75%, 06/01/26(b)		41	41,410
Laureate Education, Inc., 8.25%, 05/01/25(b)		34	36,274
Service Corp. International, 4.50%, 11/15/20		55	55,069
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		64	62,080

			231,328
Diversified Financial Services — 1.2%
Arrow Global Finance plc:
5.13%, 09/15/24	GBP	200	244,154
(EURIBOR 3 Month + 2.88%), 2.88%, 04/01/25(a)	EUR	100	111,012
(EURIBOR 3 Month + 3.75%), 3.75%, 03/01/26(a)		100	112,168
Banca IFIS SpA, 2.00%, 04/24/23		120	132,726
Bevco Lux SARL, 1.75%, 02/09/23		150	174,606
Cabot Financial Luxembourg SA:
6.50%, 04/01/21	GBP	100	132,263
7.50%, 10/01/23		149	200,084
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	USD	500	457,000
Far East Horizon Ltd., (LIBOR USD 3 Month + 2.00%), 1.00%, 07/03/21(a)		200	199,832
FBM Finance, Inc., 8.25%, 08/15/21(b)		40	41,650
Garfunkelux Holdco 3 SA, (EURIBOR 3 Month + 4.50%), 4.50%, 09/01/23(a)	EUR	110	114,266
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	USD	1,500	1,466,221
HBOS Capital Funding LP, 6.85%(j)		416	419,640
Infinity Acquisition LLC, 7.25%, 08/01/22(b)		70	71,456
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	110	137,348
Jefferies Finance LLC, 7.38%, 04/01/20(b)	USD	200	200,946
LHC3 plc, 4.12% ( 4.12% Cash or 9.00% PIK), 08/15/24(i)	EUR	353	410,625
Mercury Bondco plc, 8.25% ( 8.25% Cash or 9.00% PIK), 05/30/21(i)		909	1,105,237
Nexi Capital SpA, (EURIBOR 3 Month + 3.63%), 3.63%, 05/01/23(a)		172	197,848
Tempo Acquisition LLC, 6.75%, 06/01/25(b)	USD	165	158,400
Travelport Corporate Finance plc, 6.00%, 03/15/26(b)		42	42,315
Vantiv LLC, 3.88%, 11/15/25(b)	GBP	132	164,695

			6,294,492
Diversified Telecommunication Services — 2.7%
Altice France SA:
5.38%, 05/15/22	EUR	100	119,962
6.00%, 05/15/22(b)	USD	800	802,840
7.38%, 05/01/26(b)		571	558,267
AT&T, Inc., 4.50%, 03/09/48		750	646,567
CCO Holdings LLC:
5.13%, 02/15/23		150	148,453
4.00%, 03/01/23(b)		97	91,180
5.13%, 05/01/27(b)		980	916,913
5.00%, 02/01/28(b)		156	142,740
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21		149	153,197
Series T, 5.80%, 03/15/22		20	19,800
Series W, 6.75%, 12/01/23		174	174,870
Series Y, 7.50%, 04/01/24		97	99,668
5.63%, 04/01/25		163	154,035
Series P, 7.60%, 09/15/39		3	2,490
Series U, 7.65%, 03/15/42		52	43,160
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		380	346,750
DKT Finance ApS, 7.00%, 06/17/23	EUR	443	523,802
eircom Finance DAC, 4.50%, 05/31/22		100	118,867

Security	Par (000)		Value
Diversified Telecommunication Services (continued)
Embarq Corp., 8.00%, 06/01/36	USD	38	$35,863
Frontier Communications Corp.:
7.13%, 03/15/19		5	5,038
10.50%, 09/15/22		20	18,150
7.13%, 01/15/23		37	27,264
6.88%, 01/15/25		23	14,806
11.00%, 09/15/25		268	214,320
8.50%, 04/01/26(b)		104	100,360
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		72	71,640
5.50%, 08/01/23		112	100,486
9.75%, 07/15/25(b)		170	179,350
Intelsat SA, 4.50%, 06/15/25(b)(g)		12	14,684
Koninklijke KPN NV(a):
(EUR Swap Annual 5 Year + 5.20%), 6.12%(j)	EUR	250	295,007
(GBP Swap 5 Year + 5.51%), 6.88%, 03/14/73	GBP	100	139,234
Level 3 Financing, Inc.:
5.38%, 08/15/22	USD	142	142,000
5.63%, 02/01/23		30	30,000
5.13%, 05/01/23		37	36,260
5.38%, 01/15/24		158	154,761
5.38%, 05/01/25		19	18,288
5.25%, 03/15/26		222	211,144
Ooredoo International Finance Ltd., 3.75%, 06/22/26		600	568,426
OTE plc, 3.50%, 07/09/20	EUR	100	120,916
Qualitytech LP, 4.75%, 11/15/25(b)	USD	38	35,566
Sprint Capital Corp.:
6.90%, 05/01/19		140	142,828
6.88%, 11/15/28		44	42,130
8.75%, 03/15/32		86	92,020
TDC A/S, 3.75%, 03/02/22	EUR	400	490,476
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	38	37,430
6.00%, 09/30/34		315	300,195
7.20%, 07/18/36		7	7,251
7.72%, 06/04/38		3	3,225
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	100	160,467
Telecom Italia SpA:
1.13%, 03/26/22(g)		800	888,135
3.25%, 01/16/23		184	227,643
5.88%, 05/19/23	GBP	200	290,469
3.63%, 01/19/24	EUR	100	125,215
2.88%, 01/28/26		133	154,500
2.38%, 10/12/27		200	219,990
Telefonica Emisiones SAU, 4.90%, 03/06/48	USD	1,000	921,755
Telesat Canada, 8.88%, 11/15/24(b)		62	66,340
Verizon Communications, Inc.:
1.38%, 10/27/26	EUR	150	173,296
4.50%, 08/10/33	USD	500	484,191
2.88%, 01/15/38	EUR	150	172,100
5.50%, 03/16/47	USD	225	235,769
5.01%, 04/15/49		290	282,417
Virgin Media Finance plc:
4.50%, 01/15/25	EUR	131	154,313
5.75%, 01/15/25(b)	USD	200	187,500
Virgin Media Secured Finance plc:
5.13%, 01/15/25	GBP	100	133,955
5.50%, 08/15/26(b)	USD	200	187,220
6.25%, 03/28/29	GBP	400	550,995

			14,328,949

7

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Electric Utilities — 0.8%
Chugoku Electric Power Co., Inc. (The), 0.00%, 01/25/22(g)(h)	JPY	40,000	$387,481
ContourGlobal Power Holdings SA, 5.13%, 06/15/21	EUR	200	235,844
Enel SpA(a):
(GBP Swap 5 Year + 5.66%), 7.75%, 09/10/75	GBP	100	145,338
(GBP Swap 5 Year + 4.09%), 6.62%, 09/15/76		204	294,267
Exelon Corp., 4.45%, 04/15/46	USD	500	485,772
Gas Natural Fenosa Finance BV:
(EUR Swap Annual 8 Year + 3.35%), 4.13%(a)(j)	EUR	400	486,272
(EUR Swap Annual 9 Year + 3.08%), 3.38%(a)(j)		100	115,320
1.88%, 10/05/29		100	116,341
Huachen Energy Co. Ltd., 6.63%, 05/18/20	USD	700	468,650
Kyushu Electric Power Co., Inc., 0.00%, 03/31/22(g)(h)	JPY	20,000	185,612
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(b)	USD	46	44,275
Pacific Gas & Electric Co.:
4.25%, 03/15/46		52	46,397
4.00%, 12/01/46		101	87,042
Tohoku Electric Power Co., Inc., 0.00%, 12/03/20(g)(h)	JPY	50,000	448,223
Virginia Electric & Power Co., Series B, 3.80%, 09/15/47	USD	500	456,081
Yunnan Energy Investment Overseas Finance Co. Ltd., 4.25%, 11/14/22		200	171,096

			4,174,011
Electrical Equipment — 0.4%
Bizlink Holding, Inc., 0.00%, 02/01/23(g)(h)		500	501,875
Energizer Gamma Acquisition BV, 4.63%, 07/15/26	EUR	257	302,334
Energizer Gamma Acquisition, Inc., 6.38%, 07/15/26(b)	USD	43	43,726
Orano SA, 4.88%, 09/23/24	EUR	450	551,245
Sensata Technologies BV, 5.00%, 10/01/25(b)	USD	15	15,112
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	272	272,648
Vertiv Group Corp., 9.25%, 10/15/24(b)	USD	233	228,340

			1,915,280
Electronic Equipment, Instruments & Components — 0.3%
Belden, Inc., 4.13%, 10/15/26	EUR	200	241,804
CDW LLC:
5.50%, 12/01/24	USD	116	118,320
5.00%, 09/01/25		30	29,475
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22(g)(h)		200	196,900
Hosiden Corp., 0.00%, 09/20/24(g)(h)	JPY	30,000	265,208
Ingenico Group SA, 1.63%, 09/13/24	EUR	200	229,899
Itron, Inc., 5.00%, 01/15/26(b)	USD	7	6,648
Zhen Ding Technology Holding Ltd., 0.00%, 06/26/19(g)(h)		500	498,375

			1,586,629
Energy Equipment & Services — 0.5%
Anton Oilfield Services Group, 9.75%, 12/05/20		400	401,964
Apergy Corp., 6.38%, 05/01/26(b)		25	25,406
Calfrac Holdings LP, 8.50%, 06/15/26(b)		44	43,780
CSI Compressco LP, 7.50%, 04/01/25(b)		78	78,292
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25		38	39,378
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(g)		86	79,863

Security	Par (000)		Value
Energy Equipment & Services (continued)
Ensco plc:
5.20%, 03/15/25	USD	15	$12,450
7.75%, 02/01/26		133	125,645
McDermott Technology Americas, Inc., 10.63%, 05/01/24(b)		62	64,635
Nabors Industries, Inc.:
4.63%, 09/15/21		16	15,640
5.75%, 02/01/25(b)		40	37,800
Noble Holding International Ltd.:
7.75%, 01/15/24		96	90,960
7.95%, 04/01/25		14	13,020
7.88%, 02/01/26(b)		195	200,850
Pioneer Energy Services Corp., 6.13%, 03/15/22		85	80,750
Precision Drilling Corp.:
6.50%, 12/15/21		11	11,422
7.75%, 12/15/23		25	26,313
5.25%, 11/15/24		28	26,460
7.13%, 01/15/26(b)		20	20,540
Rowan Cos., Inc.:
4.88%, 06/01/22		25	23,625
4.75%, 01/15/24		32	27,600
7.38%, 06/15/25		75	72,563
SESI LLC:
7.13%, 12/15/21		20	20,350
7.75%, 09/15/24		54	55,418
Transocean Guardian Ltd., 5.88%, 01/15/24(b)		65	64,756
Transocean, Inc.:
8.37%, 12/15/21		20	21,400
5.80%, 10/15/22		67	66,497
9.00%, 07/15/23(b)		234	251,843
7.50%, 01/15/26(b)		46	46,719
6.80%, 03/15/38		25	20,312
Trinidad Drilling Ltd., 6.63%, 02/15/25(b)		72	69,300
USA Compression Partners LP, 6.88%, 04/01/26(b)		66	68,310
Weatherford International Ltd.:
7.75%, 06/15/21		187	192,376
8.25%, 06/15/23		75	74,407
6.50%, 08/01/36		10	7,825
7.00%, 03/15/38		7	5,582
5.95%, 04/15/42		79	59,053

			2,543,104
Equity Real Estate Investment Trusts (REITs) — 1.2%
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		34	34,000
American Tower Corp., 3.13%, 01/15/27		1,000	893,710
CoreCivic, Inc., 4.75%, 10/15/27		44	39,930
Cromwell SPV Finance Pty. Ltd., 2.50%, 03/29/25(g)	EUR	200	231,224
Crown Castle International Corp., 3.80%, 02/15/28	USD	1,000	937,339
CyrusOne LP:
5.00%, 03/15/24		132	132,000
5.38%, 03/15/27		13	12,902
Equinix, Inc.:
2.88%, 03/15/24	EUR	127	145,344
2.88%, 10/01/25		278	306,105
5.88%, 01/15/26	USD	135	136,755
5.38%, 05/15/27		235	234,413
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		162	156,330
GEO Group, Inc. (The):
5.13%, 04/01/23		12	11,760
5.88%, 10/15/24		213	209,805
Inmobiliaria Colonial Socimi SA:
1.63%, 11/28/25	EUR	100	113,942
2.50%, 11/28/29		200	230,712

8

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain, Inc.:
4.38%, 06/01/21(b)	USD	125	$124,805
5.75%, 08/15/24		250	245,000
3.00%, 01/15/25	EUR	110	127,320
iStar, Inc.:
4.63%, 09/15/20	USD	9	8,865
6.00%, 04/01/22		58	58,000
5.25%, 09/15/22		20	19,363
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		283	286,537
4.50%, 09/01/26		211	195,966
4.50%, 01/15/28		49	44,468
RHP Hotel Properties LP, 5.00%, 04/15/21		200	200,500
SBA Communications Corp.:
4.00%, 10/01/22(b)		93	88,931
4.88%, 09/01/24		82	78,437
Trust F/1401, 5.25%, 01/30/26		700	680,750
Uniti Group LP, 8.25%, 10/15/23		111	106,005
VICI Properties 1 LLC, 8.00%, 10/15/23		60	66,856

			6,158,074
Food & Staples Retailing — 0.2%
Albertsons Cos. LLC:
6.63%, 06/15/24		44	41,540
5.75%, 03/15/25		20	17,700
Albertsons Cos., Inc., (LIBOR USD 3 Month + 3.75%), 6.09%, 01/15/24(a)(b)		60	60,150
Casino Guichard Perrachon SA:
4.56%, 01/25/23	EUR	300	357,381
4.50%, 03/07/24		200	232,814
Cencosud SA, 6.63%, 02/12/45	USD	228	229,160
Rite Aid Corp., 6.13%, 04/01/23(b)		76	77,064
Tesco plc:
5.00%, 03/24/23	GBP	100	145,935
5.50%, 01/13/33		4	6,159

			1,167,903
Food Products — 0.5%
B&G Foods, Inc., 5.25%, 04/01/25	USD	13	12,252
Chobani LLC, 7.50%, 04/15/25(b)		69	66,240
Gruma SAB de CV:
4.88%, 12/01/24		760	773,376
JBS USA LUX SA(b):
5.88%, 07/15/24		36	34,380
5.75%, 06/15/25		234	217,620
6.75%, 02/15/28		80	75,576
Knight Castle Investments Ltd., 7.99%, 01/23/21		900	768,272
Post Holdings, Inc.(b):
5.50%, 03/01/25		42	41,002
5.75%, 03/01/27		21	20,370
5.63%, 01/15/28		19	17,813
SSMS Plantation Holdings Pte. Ltd.,
7.75%, 01/23/23		800	703,673

			2,730,574
Gas Utilities — 0.2%
Perusahaan Gas Negara Persero Tbk.:
5.13%, 05/16/24		769	779,080
Superior Plus LP, 7.00%, 07/15/26(b)		75	75,563

			854,643
Health Care Equipment & Supplies — 0.3%(b)
Avantor, Inc.:
6.00%, 10/01/24		441	436,237
9.00%, 10/01/25		127	127,978
DJO Finance LLC, 8.13%, 06/15/21		312	315,806

Security	Par (000)		Value
Health Care Equipment & Supplies (continued)
Mallinckrodt International Finance SA:
4.88%, 04/15/20	USD	121	$118,883
5.75%, 08/01/22		100	90,000
5.63%, 10/15/23		26	21,671
5.50%, 04/15/25		25	20,000
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22		355	347,013
Sotera Health Holdings LLC, 6.50%, 05/15/23		71	72,420

			1,550,008
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		106	105,735
5.63%, 02/15/23		23	23,172
6.50%, 03/01/24		35	35,875
Centene Corp.:
5.63%, 02/15/21		125	127,641
4.75%, 05/15/22		97	97,606
6.13%, 02/15/24		33	34,774
Centene Escrow I Corp., 5.38%, 06/01/26(b)		328	332,307
Community Health Systems, Inc., 8.63%, 01/15/24(b)		52	52,130
DaVita, Inc., 5.13%, 07/15/24		61	59,170
Encompass Health Corp., 5.75%, 11/01/24		142	142,082
HCA, Inc.:
4.75%, 05/01/23		292	291,270
5.00%, 03/15/24		642	642,000
5.25%, 06/15/26		232	230,422
4.50%, 02/15/27		520	489,450
5.50%, 06/15/47		236	216,530
MEDNAX, Inc., 5.25%, 12/01/23(b)		31	30,225
Molina Healthcare, Inc., 4.88%, 06/15/25(b)		30	29,100
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		134	137,350
NVA Holdings, Inc., 6.88%, 04/01/26(b)		64	63,600
Polaris Intermediate Corp., 8.50% ( 8.50% Cash or 9.25% PIK), 12/01/22(b)(i)		212	218,625
RegionalCare Hospital Partners Holdings, Inc.,
8.25%, 05/01/23(b)		35	36,816
Surgery Center Holdings, Inc.(b):
8.88%, 04/15/21		83	85,386
6.75%, 07/01/25		86	81,593
Synlab Bondco plc, 6.25%, 07/01/22	EUR	100	119,991
Team Health Holdings, Inc., 6.38%, 02/01/25(b)	USD	121	104,060
Tenet Healthcare Corp.:
4.75%, 06/01/20		10	10,025
7.50%, 01/01/22(b)		46	47,840
8.13%, 04/01/22		124	129,645
6.75%, 06/15/23		256	254,720
4.63%, 07/15/24(b)		252	238,694
Unilabs Subholding AB, 5.75%, 05/15/25	EUR	121	134,369
Vizient, Inc., 10.38%, 03/01/24(b)	USD	53	58,433
WellCare Health Plans, Inc., 5.25%, 04/01/25		24	23,880

			4,684,516
Health Care Technology — 0.1%
IQVIA, Inc.:
3.25%, 03/15/25(b)	EUR	100	113,358
3.25%, 03/15/25		310	351,410

			464,768

9

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Hotels, Restaurants & Leisure — 1.8%
1011778 BC ULC(b):
4.25%, 05/15/24	USD	166	$157,285
5.00%, 10/15/25		398	376,588
Boyd Gaming Corp., 6.00%, 08/15/26(b)		46	45,540
Boyne USA, Inc., 7.25%, 05/01/25(b)		19	19,808
Burger King France SAS, (EURIBOR 3 Month + 5.25%), 5.25%, 05/01/23(a)	EUR	100	117,436
Caesars Resort Collection LLC,
5.25%, 10/15/25(b)	USD	85	80,431
Churchill Downs, Inc., 4.75%, 01/15/28(b)		16	14,800
Codere Finance 2 Luxembourg SA,
7.63%, 11/01/21(b)		400	365,836
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	225	298,397
4.88%, 08/28/25		100	132,292
EI Group plc, 6.38%, 02/15/22		100	136,805
Eldorado Resorts, Inc., 6.00%, 04/01/25	USD	24	24,030
GLP Capital LP:
5.38%, 11/01/23		12	12,255
5.25%, 06/01/25		12	12,000
5.38%, 04/15/26		35	34,650
Golden Nugget, Inc., 6.75%, 10/15/24(b)		165	165,030
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		83	78,850
5.13%, 05/01/26(b)		46	45,195
Hilton Worldwide Finance LLC, 4.63%, 04/01/25		6	5,850
HIS Co. Ltd., 0.00%, 08/30/19(g)(h)	JPY	70,000	637,786
Huazhu Group Ltd., 0.38%, 11/01/22(b)(g)	USD	913	1,029,499
International Game Technology plc:
4.75%, 02/15/23	EUR	100	124,457
3.50%, 07/15/24		288	334,645
IRB Holding Corp., 6.75%, 02/15/26(b)	USD	32	30,560
KFC Holding Co.(b):
5.00%, 06/01/24		36	35,539
5.25%, 06/01/26		59	58,115
4.75%, 06/01/27		40	37,800
Ladbrokes Group Finance plc, 5.13%, 09/08/23	GBP	200	273,173
LHMC Finco SARL, 6.25%, 12/20/23	EUR	100	115,233
MGM Resorts International:
6.75%, 10/01/20	USD	17	17,808
6.63%, 12/15/21		568	598,530
7.75%, 03/15/22		43	46,655
NH Hotel Group SA, 3.75%, 10/01/23	EUR	128	155,293
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	100	132,710
Punch Taverns Finance B Ltd., 7.37%, 09/30/21		53	76,187
Resorttrust, Inc., 0.00%, 12/01/21(g)(h)	JPY	20,000	178,792
Sabre GLBL, Inc., 5.25%, 11/15/23(b)	USD	114	114,710
Scientific Games International, Inc.:
10.00%, 12/01/22		412	439,591
5.00%, 10/15/25(b)		206	196,215
3.38%, 02/15/26	EUR	100	110,821
5.50%, 02/15/26		113	124,519
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(b)	USD	14	15,121
Sisal Group SpA, 7.00%, 07/31/23	EUR	100	115,764
Six Flags Entertainment Corp., 4.88%, 07/31/24(b)	USD	154	149,958
Snaitech SpA:
(EURIBOR 3 Month + 6.00%), 6.00%, 11/07/21(a)	EUR	130	152,664
6.38%, 11/07/21		100	121,977
Stars Group Holdings BV, 7.00%, 07/15/26(b)	USD	104	105,040
Station Casinos LLC, 5.00%, 10/01/25(b)		61	57,340
Stonegate Pub Co. Financing plc:
4.88%, 03/15/22	GBP	100	130,061
(LIBOR GBP 3 Month + 4.38%), 5.01%, 03/15/22(a)		150	195,340

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Studio City Finance Ltd., 8.50%, 12/01/20	USD	300	$301,500
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32	GBP	200	255,247
Viking Cruises Ltd.(b):
6.25%, 05/15/25	USD	46	45,080
5.88%, 09/15/27		418	395,010
Vinpearl JSC, 3.50%, 06/14/23(g)		600	616,500
Wyndham Hotels & Resorts, Inc.,
5.38%, 04/15/26(b)		34	33,745

			9,682,063
Household Durables — 0.3%
Brookfield Residential Properties, Inc.,
6.38%, 05/15/25(b)		18	18,000
Century Communities, Inc., 6.88%, 05/15/22		150	153,495
Iida Group Holdings Co. Ltd., 0.00%, 06/18/20(g)(h)	JPY	20,000	184,257
K. Hovnanian Enterprises, Inc., 10.00%, 07/15/22(b)	USD	50	52,625
Lennar Corp.:
6.25%, 12/15/21		360	377,100
4.13%, 01/15/22		41	40,590
5.38%, 10/01/22		8	8,160
4.75%, 11/15/22		12	12,000
4.88%, 12/15/23		85	84,787
5.25%, 06/01/26		67	65,660
4.75%, 11/29/27		90	84,402
LGI Homes, Inc., 6.88%, 07/15/26(b)		38	37,905
Mattamy Group Corp.(b):
6.88%, 12/15/23		40	40,544
6.50%, 10/01/25		46	45,106
MDC Holdings, Inc., 6.00%, 01/15/43		44	38,188
Meritage Homes Corp., 5.13%, 06/06/27		20	18,600
PulteGroup, Inc., 6.38%, 05/15/33		110	110,000
Tempur Sealy International, Inc., 5.50%, 06/15/26		82	79,335
TRI Pointe Group, Inc.:
4.88%, 07/01/21		64	64,400
5.88%, 06/15/24		46	45,655
5.25%, 06/01/27		13	11,927
William Lyon Homes, Inc.:
6.00%, 09/01/23(b)		14	13,821
5.88%, 01/31/25		29	27,441
Williams Scotsman International, Inc., 7.88%, 12/15/22(b)		25	25,875

			1,639,873
Household Products — 0.1%
Diamond BC BV, 5.63%, 08/15/25	EUR	210	219,782
Spectrum Brands, Inc., 5.75%, 07/15/25	USD	79	78,013

			297,795
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.:
5.50%, 04/15/25		20	20,150
6.00%, 05/15/26		138	142,830
5.13%, 09/01/27		74	73,815
Calpine Corp.:
5.38%, 01/15/23		60	57,075
5.88%, 01/15/24(b)		103	101,970
5.75%, 01/15/25		25	22,859
5.25%, 06/01/26(b)		307	289,156
NRG Energy, Inc., 6.63%, 01/15/27		326	334,965
NRG Yield Operating LLC, 5.38%, 08/15/24		70	70,000
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		59	59,000
Talen Energy Supply LLC, 6.50%, 06/01/25		47	35,837
Vistra Energy Corp.:
5.88%, 06/01/23		10	10,288
8.00%, 01/15/25(b)		12	12,885
8.13%, 01/30/26(b)		45	48,881

			1,279,711

10

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Industrial Conglomerates — 0.2%
CITIC Ltd., 4.00%, 01/11/28	USD	200	$187,369
General Electric Co., (EURIBOR 3 Month + 0.30%), 0.00%, 05/28/20(a)	EUR	100	116,883
KOC Holding A/S, 5.25%, 03/15/23	USD	600	575,671

			879,923
Insurance — 0.8%
Acrisure LLC, 7.00%, 11/15/25(b)		21	19,110
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(b)		535	552,321
Allstate Corp. (The), (LIBOR USD 3 Month + 0.43%), 2.76%, 03/29/21(a)		275	275,131
AmWINS Group, Inc., 7.75%, 07/01/26(b)		61	61,915
Ardonagh Midco 3 plc:
8.38%, 07/15/23	GBP	200	266,239
8.63%, 07/15/23(b)	USD	200	203,000
Assicurazioni Generali SpA(a):
(EURIBOR 3 Month + 7.11%), 7.75%, 12/12/42	EUR	200	272,511
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47		350	432,232
AssuredPartners, Inc., 7.00%, 08/15/25(b)	USD	4	3,850
BNP Paribas Cardif SA, (EURIBOR 3 Month + 3.93%), 4.03%(a)(j)	EUR	400	483,188
CNP Assurances:
1.88%, 10/20/22		100	118,814
(EURIBOR 3 Month + 4.60%), 4.50%, 06/10/47(a)		100	124,955
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(a)(j)		300	365,098
Groupama SA:
(EURIBOR 3 Month + 5.77%), 6.37%(a)(j)		200	258,668
6.00%, 01/23/27		200	277,241
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/47(a)	USD	200	174,738
HUB International Ltd., 7.00%, 05/01/26(b)		137	135,288
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%, 05/21/48(a)		200	187,460
NFP Corp., 6.88%, 07/15/25(b)		21	20,580
NN Group NV, (EURIBOR 3 Month + 3.90%), 4.38%(a)(j)	EUR	110	132,655
USIS Merger Sub, Inc., 6.88%, 05/01/25(b)	USD	16	15,920
Wand Merger Corp.(b):
8.13%, 07/15/23		45	45,619
9.13%, 07/15/26		44	44,550

			4,471,083
Internet & Direct Marketing Retail — 0.1%
Netflix, Inc.:
5.50%, 02/15/22		14	14,401
4.38%, 11/15/26		33	30,848
5.88%, 11/15/28(b)		110	111,067
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	240	271,774

			428,090
Internet Software & Services — 1.0%
Alibaba Group Holding Ltd.:
3.60%, 11/28/24	USD	500	491,961
4.20%, 12/06/47		295	268,546
Baidu, Inc.:
3.88%, 09/29/23		225	223,190
4.13%, 06/30/25		600	595,588

Security	Par (000)		Value
Internet Software & Services (continued)
GTT Communications, Inc., 7.88%, 12/31/24(b)	USD	62	$61,380
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		47	47,235
Tencent Holdings Ltd.:
3.80%, 02/11/25		600	594,399
3.60%, 01/19/28(b)		1,240	1,173,065
United Group BV:
4.38%, 07/01/22	EUR	325	386,179
(EURIBOR 3 Month + 4.38%), 4.38%, 07/01/23(a)		132	153,702
4.88%, 07/01/24		244	289,574
Zayo Group LLC:
6.00%, 04/01/23	USD	295	300,162
6.38%, 05/15/25		4	4,075
5.75%, 01/15/27(b)		273	268,223
ZPG plc, 3.75%, 07/15/23	GBP	134	182,550

			5,039,829
IT Services — 0.4%
Alliance Data Systems Corp.(b):
5.88%, 11/01/21	USD	265	270,300
5.38%, 08/01/22		2	2,010
First Data Corp.(b):
7.00%, 12/01/23		358	372,886
5.75%, 01/15/24		1,047	1,047,021
Gartner, Inc., 5.13%, 04/01/25(b)		49	48,755
GMO Payment Gateway, Inc., 0.00%, 06/19/23(g)(h)	JPY	40,000	400,307
WEX, Inc., 4.75%, 02/01/23(b)	USD	83	83,390

			2,224,669
Leisure Products — 0.0%
Mattel, Inc.:
6.75%, 12/31/25(b)		78	75,953
6.20%, 10/01/40		19	16,197
5.45%, 11/01/41		11	8,855

			101,005
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)		30	30,066

Machinery — 0.7%
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)		596	634,084
CNH Industrial Finance Europe SA, 1.75%, 09/12/25	EUR	100	113,037
Colfax Corp., 3.25%, 05/15/25		178	208,496
EnPro Industries, Inc., 5.88%, 09/15/22	USD	31	31,620
Grinding Media, Inc., 7.38%, 12/15/23(b)		169	176,183
Haitian International Holdings Ltd., 2.00%, 02/13/19(g)		500	495,625
Navistar International Corp., 6.63%, 11/01/25(b)		70	71,925
Novelis Corp.(b):
6.25%, 08/15/24		264	264,000
5.88%, 09/30/26		654	626,205
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	134	149,467
RBS Global, Inc., 4.88%, 12/15/25(b)	USD	70	65,800
SPX FLOW, Inc.(b):
5.63%, 08/15/24		98	97,265
5.88%, 08/15/26		53	52,470
Terex Corp., 5.63%, 02/01/25(b)		255	253,725
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		212	197,690
Wabash National Corp., 5.50%, 10/01/25(b)		57	54,720

			3,492,312

11

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media — 2.7%
Acosta, Inc., 7.75%, 10/01/22(b)	USD	56	$27,720
Altice Financing SA(b):
6.63%, 02/15/23		634	624,807
7.50%, 05/15/26		400	386,880
Altice Luxembourg SA:
7.25%, 05/15/22	EUR	150	176,046
7.75%, 05/15/22(b)	USD	400	387,000
6.25%, 02/15/25	EUR	126	140,661
Altice US Finance I Corp., 5.38%, 07/15/23(b)	USD	413	410,935
AMC Networks, Inc.:
5.00%, 04/01/24		55	54,175
4.75%, 08/01/25		59	56,714
Block Communications, Inc., 6.88%, 02/15/25(b)		30	29,925
Cablevision Systems Corp., 8.00%, 04/15/20		96	100,771
CBS Radio, Inc., 7.25%, 11/01/24(b)		5	4,762
Cequel Communications Holdings I LLC(b):
5.13%, 12/15/21		12	11,926
7.75%, 07/15/25		411	429,495
Charter Communications Operating LLC:
6.48%, 10/23/45		498	524,909
5.38%, 05/01/47		315	286,051
Clear Channel International BV, 8.75%, 12/15/20(b)		13	13,439
Clear Channel Worldwide Holdings, Inc.:
Series B, 7.63%, 03/15/20		105	104,374
Series A, 6.50%, 11/15/22		1,706	1,740,105
CSC Holdings LLC:
10.13%, 01/15/23(b)		18	19,845
5.25%, 06/01/24		23	21,735
10.88%, 10/15/25(b)		1,016	1,171,245
Discovery Communications LLC, 3.95%, 03/20/28		1,000	947,016
DISH DBS Corp.:
6.75%, 06/01/21		50	50,062
5.88%, 07/15/22		136	127,840
5.00%, 03/15/23		29	25,158
5.88%, 11/15/24		45	38,081
7.75%, 07/01/26		163	142,829
DISH Network Corp., 3.38%, 08/15/26(g)		58	56,179
Globo Comunicacao e Participacoes SA, 4.84%, 06/08/25		200	187,602
Live Nation Entertainment, Inc., 4.88%, 11/01/24(b)		7	6,773
MDC Partners, Inc., 6.50%, 05/01/24(b)		119	103,233
Meredith Corp., 6.88%, 02/01/26(b)		42	41,423
Midcontinent Communications, 6.88%, 08/15/23(b)		72	75,330
Myriad International Holdings BV, 5.50%, 07/21/25		700	719,950
Outfront Media Capital LLC, 5.63%, 02/15/24		10	10,120
Radiate Holdco LLC(b):
6.88%, 02/15/23		15	14,400
6.63%, 02/15/25		56	51,240
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		68	63,665
TEGNA, Inc.:
5.13%, 10/15/19		22	22,000
5.50%, 09/15/24(b)		17	17,000
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		200	182,000
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	414	511,324
Tribune Media Co., 5.88%, 07/15/22	USD	2	2,019
Unitymedia GmbH, 3.75%, 01/15/27	EUR	200	243,626
Unitymedia Hessen GmbH & Co. KG:
5.00%, 01/15/25(b)	USD	200	202,500
3.50%, 01/15/27	EUR	200	243,984
6.25%, 01/15/29		332	436,436

Security	Par (000)		Value
Media (continued)
Univision Communications, Inc., 5.13%, 02/15/25(b)	USD	102	$94,223
UPCB Finance IV Ltd., 4.00%, 01/15/27	EUR	100	118,086
UPCB Finance VII Ltd., 3.63%, 06/15/29		100	112,726
Videotron Ltd., 5.13%, 04/15/27(b)	USD	87	84,407
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	309	401,152
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23		150	200,635
Warner Media LLC, 3.60%, 07/15/25	USD	350	332,786
WMG Acquisition Corp.:
4.13%, 11/01/24	EUR	300	362,164
5.50%, 04/15/26(b)	USD	28	27,755
Ziggo Bond Co. BV, 7.13%, 05/15/24	EUR	200	249,617
Ziggo Bond Finance BV:
4.63%, 01/15/25		110	126,705
5.88%, 01/15/25(b)	USD	200	186,878
Ziggo BV:
4.25%, 01/15/27	EUR	200	230,388
5.50%, 01/15/27(b)	USD	150	140,115

			13,912,947
Metals & Mining — 1.4%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28		300	253,877
BHP Billiton Finance Ltd., (EUR Swap Annual 5 Year + 4.80%), 5.63%, 10/22/79(a)	EUR	100	137,061
Big River Steel LLC, 7.25%, 09/01/25(b)	USD	46	47,270
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(b)		46	44,390
Constellium NV:
4.25%, 02/15/26	EUR	200	226,997
5.88%, 02/15/26(b)	USD	250	241,250
Energy Resources LLC, 8.00%, 09/30/22(k)		51	49,008
Freeport-McMoRan, Inc.:
3.10%, 03/15/20		434	425,320
4.00%, 11/14/21		91	88,725
3.88%, 03/15/23		277	261,765
5.45%, 03/15/43		588	515,794
Fresnillo plc:
5.50%, 11/13/23		1,250	1,289,062
HeSteel Hong Kong Co. Ltd., 4.25%, 04/07/20		400	377,992
Joseph T. Ryerson & Son, Inc., 11.00%, 05/15/22(b)		121	133,100
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	331	358,695
Schmolz+Bickenbach Luxembourg Finance SA, 5.63%, 07/15/22		112	132,162
Shandong Iron and Steel Xinheng International Co. Ltd., 6.50%, 06/14/21	USD	200	186,176
Steel Dynamics, Inc.:
5.13%, 10/01/21		230	232,013
5.50%, 10/01/24		80	81,500
4.13%, 09/15/25		51	48,896
5.00%, 12/15/26		6	6,000
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		74	75,295
Teck Resources Ltd.:
4.50%, 01/15/21		19	19,000
3.75%, 02/01/23		120	113,850
8.50%, 06/01/24(b)		245	268,581
5.20%, 03/01/42		167	146,334
5.40%, 02/01/43		63	56,542
thyssenkrupp AG, 1.38%, 03/03/22	EUR	175	204,927
United States Steel Corp.:
6.88%, 08/15/25	USD	69	69,411
6.25%, 03/15/26		75	73,969
Vale Overseas Ltd., 6.25%, 08/10/26		874	946,542

			7,111,504

12

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Multiline Retail — 0.1%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	$133,031
JC Penney Corp., Inc., 8.13%, 10/01/19	USD	3	3,097
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(b)		92	60,835
SACI Falabella, 4.38%, 01/27/25		600	591,481

			788,444
Multi-Utilities — 0.1%
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(a)	EUR	260	306,658

Oil, Gas & Consumable Fuels — 4.3%
ABM Investama Tbk. PT, 7.13%, 08/01/22	USD	200	177,929
Aker BP ASA, 5.88%, 03/31/25(b)		150	154,462
Alta Mesa Holdings LP, 7.88%, 12/15/24		41	43,409
Antero Resources Corp.:
5.13%, 12/01/22		28	28,070
5.63%, 06/01/23		70	70,875
5.00%, 03/01/25		11	10,945
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		53	58,300
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)		22	22,495
California Resources Corp., 8.00%, 12/15/22(b)		73	66,247
Callon Petroleum Co.:
6.13%, 10/01/24		65	65,812
6.38%, 07/01/26(b)		39	39,098
Calumet Specialty Products Partners LP:
6.50%, 04/15/21		6	5,970
7.63%, 01/15/22		34	34,000
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		67	67,837
8.25%, 07/15/25		104	110,240
Chaparral Energy, Inc., 8.75%, 07/15/23(b)		53	53,364
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		271	295,390
5.88%, 03/31/25		2	2,080
5.13%, 06/30/27		548	543,205
Cheniere Energy Partners LP, 5.25%, 10/01/25(b)		140	136,563
Chesapeake Energy Corp.:
8.00%, 12/15/22(b)		221	231,983
8.00%, 01/15/25		26	26,480
8.00%, 06/15/27		210	213,675
Citgo Holding, Inc., 10.75%, 02/15/20(b)		75	79,781
CNX Resources Corp., 5.88%, 04/15/22		979	984,081
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		145	159,500
Covey Park Energy LLC, 7.50%, 05/15/25(b)		182	185,640
Crestwood Midstream Partners LP, 6.25%, 04/01/23		45	45,787
CrownRock LP, 5.63%, 10/15/25(b)		152	146,680
DCP Midstream Operating LP, 6.75%, 09/15/37(b)		140	148,400
DEA Finance SA, 7.50%, 10/15/22	EUR	107	134,446
Denbury Resources, Inc., 9.25%, 03/31/22(b)	USD	123	130,380
Diamondback Energy, Inc.:
4.75%, 11/01/24		40	39,000
5.38%, 05/31/25		16	16,000
5.38%, 05/31/25(b)		14	13,965
Eclipse Resources Corp., 8.88%, 07/15/23		20	18,950
Enbridge, Inc., (LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(a)		860	808,995
Encavis Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%(a)(g)(j)	EUR	100	125,305
Endeavor Energy Resources LP(b):
5.50%, 01/30/26	USD	19	18,430
5.75%, 01/30/28		19	18,525
Energy Transfer Equity LP:
4.25%, 03/15/23		127	122,556
5.88%, 01/15/24		95	97,375

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP:
5.88%, 03/01/22	USD	500	$528,800
5.15%, 02/01/43		1,000	891,471
EnLink Midstream Partners LP:
4.15%, 06/01/25		9	8,318
4.85%, 07/15/26		10	9,476
Enterprise Products Operating LLC, Series A, (LIBOR USD 3 Month + 3.71%), 6.07%, 08/01/66(a)		2,058	2,063,145
EP Energy LLC:
9.38%, 05/01/20		2	1,975
9.38%, 05/01/24(b)		110	90,200
8.00%, 11/29/24(b)		6	6,060
7.75%, 05/15/26(b)		116	118,610
Eterna Capital Pte. Ltd., Series A, 6.50% ( 6.50% Cash or 6.00% PIK), 12/11/22(i)		700	702,236
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		148	155,030
5.63%, 02/01/26		55	52,666
Genesis Energy LP:
6.50%, 10/01/25		24	23,040
6.25%, 05/15/26		44	41,470
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		183	186,660
Gulfport Energy Corp.:
6.63%, 05/01/23		96	96,720
6.00%, 10/15/24		46	44,275
6.38%, 01/15/26		6	5,760
Halcon Resources Corp., 6.75%, 02/15/25		136	127,160
Hess Corp., 5.80%, 04/01/47		500	516,671
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)		94	93,765
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		23	22,195
Jagged Peak Energy LLC, 5.88%, 05/01/26(b)		40	39,200
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21		500	498,621
Kinder Morgan, Inc., 5.55%, 06/01/45		1,000	1,006,634
Matador Resources Co., 6.88%, 04/15/23		91	95,322
Medco Platinum Road Pte. Ltd., 6.75%, 01/30/25		200	175,380
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		700	697,807
MEG Energy Corp.(b):
7.00%, 03/31/24		13	12,122
6.50%, 01/15/25		138	137,655
Murphy Oil Corp.:
4.45%, 12/01/22		25	24,623
5.75%, 08/15/25		6	5,983
5.87%, 12/01/42		13	11,765
Neptune Energy Bondco plc, 6.63%, 05/15/25(b)		200	194,750
Newfield Exploration Co.:
5.63%, 07/01/24		6	6,322
5.38%, 01/01/26		79	80,778
NGL Energy Partners LP, 6.88%, 10/15/21		196	198,450
NGPL PipeCo LLC(b):
4.38%, 08/15/22		50	49,500
4.88%, 08/15/27		35	34,562
7.77%, 12/15/37		87	102,225
Oasis Petroleum, Inc.:
6.88%, 03/15/22		13	13,224
6.88%, 01/15/23		12	12,210
Origin Energy Finance Ltd., (EUR Swap Annual 5 Year + 3.67%), 4.00%, 09/16/74(a)	EUR	300	360,079

13

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Parkland Fuel Corp., 6.00%, 04/01/26(b)	USD	12	$11,820
Parsley Energy LLC(b):
6.25%, 06/01/24		28	29,050
5.38%, 01/15/25		146	144,905
5.25%, 08/15/25		40	39,300
PBF Holding Co. LLC, 7.25%, 06/15/25		55	57,819
PDC Energy, Inc.:
1.13%, 09/15/21(g)		195	203,687
5.75%, 05/15/26(b)		21	20,790
QEP Resources, Inc.:
5.38%, 10/01/22		107	108,873
5.63%, 03/01/26		70	67,025
Raizen Fuels Finance SA, 5.30%, 01/20/27		300	288,750
Range Resources Corp.:
5.00%, 03/15/23		53	51,278
4.88%, 05/15/25		83	77,812
Reliance Industries Ltd., 4.13%, 01/28/25		750	729,881
Repsol International Finance BV(a):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(j)	EUR	100	121,263
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		232	283,054
Resolute Energy Corp., 8.50%, 05/01/20	USD	107	106,732
Rockies Express Pipeline LLC(b):
6.85%, 07/15/18		88	88,070
6.00%, 01/15/19		35	35,394
5.63%, 04/15/20		70	71,663
6.88%, 04/15/40		125	142,500
RSP Permian, Inc., 6.63%, 10/01/22		4	4,203
Sanchez Energy Corp.:
7.75%, 06/15/21		235	200,338
6.13%, 01/15/23		107	72,760
7.25%, 02/15/23(b)		30	29,700
Santos Finance Ltd., 4.13%, 09/14/27		200	187,471
Seven Generations Energy Ltd., 5.38%, 09/30/25(b)		70	67,288
Sinopec Capital Ltd., 3.13%, 04/24/23		900	870,918
SM Energy Co.:
6.50%, 11/15/21		30	30,690
6.50%, 01/01/23		8	8,080
5.00%, 01/15/24		41	38,796
5.63%, 06/01/25		59	56,198
6.75%, 09/15/26		24	24,060
Southwestern Energy Co.:
6.70%, 01/23/25		55	53,831
7.50%, 04/01/26		65	67,275
7.75%, 10/01/27		49	50,838
Sunoco LP(b):
4.88%, 01/15/23		108	103,680
5.88%, 03/15/28		32	30,171
Tallgrass Energy Partners LP(b):
5.50%, 09/15/24		126	128,520
5.50%, 01/15/28		154	151,305
Targa Resources Partners LP:
5.13%, 02/01/25		46	45,425
5.88%, 04/15/26(b)		84	84,630
5.00%, 01/15/28(b)		73	67,890
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26		1,100	1,028,500
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		46	44,390
6.62%, 06/15/25(d)		5	5,325
5.00%, 01/31/28		46	43,585
TOTAL SA, (EUR Swap Annual 5 Year + 3.78%), 3.88%(a)(j)	EUR	100	125,603
Tullow Oil plc, 7.00%, 03/01/25	USD	200	189,250

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp.:
1.25%, 04/01/20(g)	USD	30	$28,633
6.63%, 01/15/26(b)		61	62,830
WildHorse Resource Development Corp.:
6.88%, 02/01/25		2	2,038
6.88%, 02/01/25(b)		35	35,656
Williams Cos., Inc. (The):
8.75%, 03/15/32		26	33,523
5.75%, 06/24/44		165	170,569
WPX Energy, Inc.:
6.00%, 01/15/22		25	26,000
8.25%, 08/01/23		45	50,963
5.25%, 09/15/24		26	25,577
5.75%, 06/01/26		40	39,888
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		385	368,156

			22,629,359
Paper & Forest Products — 0.2%
Daio Paper Corp., 0.00%, 09/17/20(g)(h)	JPY	40,000	387,030
Mercer International, Inc.:
7.75%, 12/01/22	USD	10	10,500
6.50%, 02/01/24		42	42,525
5.50%, 01/15/26(b)		29	28,130
Norbord, Inc.(b):
5.38%, 12/01/20		20	20,450
6.25%, 04/15/23		42	43,789
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	100	120,686
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26		292	339,324
Stora Enso OYJ, 2.50%, 06/07/27		100	118,464

			1,110,898
Personal Products — 0.1%
Unilever NV:
1.13%, 02/12/27		175	206,163
1.63%, 02/12/33		125	146,314

			352,477
Pharmaceuticals — 0.7%
Allergan, Inc., 2.80%, 03/15/23	USD	1,012	955,524
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(b)		91	87,386
Endo Dac, 5.88%, 10/15/24(b)		200	195,000
Endo Finance LLC(b):
5.75%, 01/15/22		87	77,865
5.38%, 01/15/23		20	16,000
Glenmark Pharmaceuticals Ltd., 2.00%, 06/28/22(g)		500	507,250
inVentiv Group Holdings, Inc., 7.50%, 10/01/24(b)		67	70,517
Sanofi SA, 1.38%, 03/21/30	EUR	200	233,960
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19	USD	109	106,409
Valeant Pharmaceuticals International, Inc.:
7.50%, 07/15/21(b)		23	23,359
5.63%, 12/01/21(b)		57	56,074
6.50%, 03/15/22(b)		84	86,940
7.25%, 07/15/22(b)		2	2,048
5.50%, 03/01/23(b)		74	68,820
4.50%, 05/15/23	EUR	184	202,945
5.88%, 05/15/23(b)	USD	447	419,901
7.00%, 03/15/24(b)		132	138,395
6.13%, 04/15/25(b)		118	108,708
5.50%, 11/01/25(b)		177	174,434
9.25%, 04/01/26(b)		24	24,930
8.50%, 01/31/27(b)		206	208,575

			3,765,040

14

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Professional Services — 0.1%(b)
Booz Allen Hamilton, Inc., 5.13%, 05/01/25	USD	50	$48,875
Jaguar Holding Co. II, 6.38%, 08/01/23		379	377,181

			426,056
Real Estate Management & Development — 3.5%
ADLER Real Estate AG:
4.75%, 04/08/20	EUR	32	38,510
1.88%, 04/27/23		200	227,139
2.13%, 02/06/24		325	368,358
3.00%, 04/27/26		300	341,435
Agile Group Holdings Ltd.(a)(j):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.46%), 8.25%	USD	600	597,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%		200	182,220
Akelius Residential Property AB, (EUR Swap Annual 5 Year + 3.49%), 3.88%, 10/05/78(a)	EUR	100	113,945
Alpha Star Holding V Ltd., 6.63%, 04/18/23	USD	200	188,461
Aroundtown SA, 1.50%, 01/18/21(g)	EUR	100	154,150
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(a)(j)		300	352,876
Central China Real Estate Ltd., 6.88%, 10/23/20	USD	500	485,741
China Aoyuan Property Group Ltd., 7.50%, 05/10/21		400	385,920
China Evergrande Group, 4.25%, 02/14/23(g)	HKD	4,000	455,032
China Overseas Finance Investment Cayman V Ltd., 0.00%, 01/05/23(g)(h)	USD	600	628,500
China SCE Property Holdings Ltd., 7.45%, 04/17/21		300	293,194
CIFI Holdings Group Co. Ltd., 6.88%, 04/23/21		400	394,922
CPI Property Group SA, 2.13%, 10/04/24	EUR	175	200,490
Easy Tactic Ltd., 7.00%, 04/25/21	USD	400	387,967
Emaar Sukuk Ltd., 3.64%, 09/15/26		300	275,423
Excel Capital Global Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 9.34%), 7.00%(a)(j)		600	589,500
Fantasia Holdings Group Co. Ltd.:
7.25%, 02/13/19		200	194,743
8.38%, 03/08/21		200	177,592
7.95%, 07/05/22		250	212,420
Fastighets AB Balder, (EUR Swap Annual 5 Year + 2.90%), 3.00%, 03/07/78(a)	EUR	100	111,796
Five Point Operating Co. LP, 7.88%, 11/15/25(b)	USD	39	39,731
Future Land Development Holdings Ltd., 2.25%, 02/10/19(g)	HKD	3,600	452,547
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21	USD	200	198,960
Golden Wheel Tiandi Holdings Co. Ltd., 7.00%, 01/18/21		200	187,977
Greenland Global Investment Ltd.:
6.75%, 05/22/19		250	250,621
(LIBOR USD 3 Month + 4.85%), 7.19%, 09/26/21(a)		200	199,992
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		44	42,680
Guorui Properties Ltd., 7.00%, 03/21/20		400	360,808
Hong Seng Ltd., 8.50%, 11/20/18		600	584,998
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		128	125,600
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	191,890
Kaisa Group Holdings Ltd.:
7.25%, 06/30/20		200	179,100
8.50%, 06/30/22		554	447,192
Leading Affluence Ltd., 4.50%, 01/24/23		400	376,120
Logan Property Holdings Co. Ltd., Series JUL, 6.88%, 04/24/21		250	247,557
MAF Global Securities Ltd., 4.75%, 05/07/24		660	665,544
Modernland Overseas Pte. Ltd., 6.95%, 04/13/24		700	602,295

Security	Par (000)		Value
Real Estate Management & Development (continued)
New Metro Global Ltd., 6.50%, 04/23/21	USD	300	$291,317
No Va Land Investment Group Corp., 5.50%, 04/27/23(c)(g)		400	389,500
Pakuwon Prima Pte. Ltd., 5.00%, 02/14/24		700	647,084
Powerlong Real Estate Holdings Ltd.:
0.00%, 02/11/19(g)(h)	HKD	2,000	249,184
6.95%, 04/17/21	USD	300	284,961
Realogy Group LLC, 4.88%, 06/01/23(b)		65	61,100
Redco Group, 6.38%, 02/27/19		330	315,397
Ronshine China Holdings Ltd., 6.95%, 12/08/19		800	775,600
RPG Byty sro, 3.38%, 10/15/24	EUR	243	282,356
Singha Estate PCL, 2.00%, 07/20/22(g)	USD	800	766,000
Summit Germany Ltd., 2.00%, 01/31/25	EUR	100	111,490
Theta Capital Pte. Ltd., 7.00%, 04/11/22	USD	700	558,554
Times China Holdings Ltd.:
6.25%, 01/17/21		300	283,790
7.85%, 06/04/21		300	291,431
Vonovia Finance BV:
0.88%, 07/03/23	EUR	100	116,025
1.50%, 01/14/28		200	224,942
Yuzhou Properties Co. Ltd., 7.90%, 05/11/21	USD	200	202,457

			18,362,134
Road & Rail — 0.5%
Asciano Finance Ltd., 4.75%, 03/22/28		300	291,498
Avis Budget Car Rental LLC, 5.13%, 06/01/22(b)		165	161,287
Avis Budget Finance plc, 4.13%, 11/15/24	EUR	100	117,537
EC Finance plc:
2.38%, 11/15/22		225	259,606
Europcar Groupe SA:
5.75%, 06/15/22		110	131,667
4.13%, 11/15/24		212	242,385
Herc Rentals, Inc.(b):
7.50%, 06/01/22	USD	91	96,232
7.75%, 06/01/24		146	155,855
Hertz Corp. (The), 7.63%, 06/01/22(b)		102	97,920
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	266	300,697
Loxam SAS:
3.50%, 05/03/23		200	238,565
6.00%, 04/15/25		100	123,179
Nagoya Railroad Co. Ltd., 0.00%, 12/11/24(g)(h)	JPY	50,000	494,513
Park Aerospace Holdings Ltd.(b):
3.63%, 03/15/21	USD	60	58,125
5.25%, 08/15/22		62	61,381

			2,830,447
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		29	32,045
Broadcom Corp., 3.88%, 01/15/27		1,055	997,874
Entegris, Inc., 4.63%, 02/10/26(b)		45	42,862
Global A&T Electronics Ltd., 8.50%, 01/12/23		200	189,970
Microchip Technology, Inc., 1.63%, 02/15/25(g)		129	225,082
Micron Technology, Inc., 5.50%, 02/01/25		3	3,124
NXP BV(b):
4.13%, 06/01/21		306	305,235
3.88%, 09/01/22		1,000	982,500
4.63%, 06/01/23		200	201,750
ON Semiconductor Corp., 1.00%, 12/01/20(g)		130	171,026
QUALCOMM, Inc., 4.30%, 05/20/47		445	413,994

			3,565,462

15

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Software — 0.5%
Ascend Learning LLC, 6.88%, 08/01/25(b)	USD	69	$69,604
BMC Software Finance, Inc., 8.13%, 07/15/21(b)		62	63,395
CDK Global, Inc.:
5.88%, 06/15/26		46	46,874
4.88%, 06/01/27		71	68,071
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		64	60,550
Citrix Systems, Inc., 0.50%, 04/15/19(g)		29	42,108
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		202	225,457
Infor US, Inc., 6.50%, 05/15/22		651	651,814
Informatica LLC, 7.13%, 07/15/23(b)		222	224,269
Nuance Communications, Inc.:
6.00%, 07/01/24		2	2,017
5.63%, 12/15/26		105	102,639
PTC, Inc., 6.00%, 05/15/24		46	47,840
RP Crown Parent LLC, 7.38%, 10/15/24(b)		120	123,564
Solera LLC, 10.50%, 03/01/24(b)		765	849,632
Symantec Corp., 5.00%, 04/15/25(b)		45	43,595
TIBCO Software, Inc., 11.38%, 12/01/21(b)		217	234,360

			2,855,789
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		86	85,221
Baoxin Auto Finance I Ltd.:
6.63%, 04/02/19		265	262,354
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.62%(a)(j)		270	239,609
Group 1 Automotive, Inc., 5.25%, 12/15/23(b)		11	10,560
L Brands, Inc.:
6.88%, 11/01/35		120	106,800
6.75%, 07/01/36		8	7,040
Penske Automotive Group, Inc.:
3.75%, 08/15/20		55	54,450
5.50%, 05/15/26		46	45,080
SRS Distribution, Inc., 8.25%, 07/01/26(b)		45	44,775
Staples, Inc., 8.50%, 09/15/25(b)		63	58,747
Tendam Brands SAU, 5.00%, 09/15/24	EUR	130	142,705

			1,057,341
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC, 7.13%, 06/15/24(b)	USD	388	411,058
Western Digital Corp., 4.75%, 02/15/26		1,197	1,164,083

			1,575,141
Textiles, Apparel & Luxury Goods — 0.1%
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		355	271,220
PVH Corp., 3.13%, 12/15/27	EUR	319	366,565
SMCP Group SAS, 5.88%, 05/01/23		49	59,830

			697,615
Thrifts & Mortgage Finance — 0.1%
Jerrold Finco plc:
6.25%, 09/15/21	GBP	200	270,483
6.13%, 01/15/24		200	265,286
Ladder Capital Finance Holdings LLLP(b):
5.25%, 03/15/22	USD	5	5,000
5.25%, 10/01/25		90	84,470

			625,239

Security	Par (000)		Value
Tobacco — 0.3%
BAT Capital Corp.:
(EURIBOR 3 Month + 0.50%), 0.17%, 08/16/21(a)	EUR	100	$116,735
2.13%, 08/15/25	GBP	100	127,824
Reynolds American, Inc., 4.45%, 06/12/25	USD	1,250	1,258,004

			1,502,563
Trading Companies & Distributors — 0.8%
Air Lease Corp., 3.88%, 07/03/23		1,000	990,082
Aviation Capital Group LLC, 3.88%, 05/01/23(b)		1,000	997,097
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		63	57,922
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)		38	35,910
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22(b)		17	17,382
HD Supply, Inc., 5.75%, 04/15/24(b)(d)		1,234	1,294,158
Rexel SA:
3.50%, 06/15/23	EUR	200	240,964
2.63%, 06/15/24		125	145,648
United Rentals North America, Inc.:
4.63%, 07/15/23	USD	34	33,915
5.75%, 11/15/24		217	220,526
5.50%, 07/15/25		32	32,240
4.63%, 10/15/25		136	129,540
5.88%, 09/15/26		56	56,560

			4,251,944
Transportation Infrastructure — 0.4%
DP World Crescent Ltd., 3.91%, 05/31/23		700	691,936
Royal Capital BV(j):
5.88%		500	469,694
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(a)		219	208,270
Societa Iniziative Autostradali e Servizi SpA, 1.63%, 02/08/28	EUR	100	110,997
Transurban Queensland Finance Pty. Ltd., 4.50%, 04/19/28	USD	200	191,502
Zhejiang Expressway Co. Ltd., 0.00%, 04/21/22(g)(h)	EUR	600	664,770

			2,337,169
Water Utilities — 0.0%
Core & Main LP, 6.13%, 08/15/25(b)	USD	129	122,228

Wireless Telecommunication Services — 1.2%
Digicel Group Ltd., 8.25%, 09/30/20(b)		434	327,670
Hughes Satellite Systems Corp.:
7.63%, 06/15/21		60	63,825
5.25%, 08/01/26		117	109,687
Matterhorn Telecom SA:
3.88%, 05/01/22	EUR	250	295,063
4.00%, 11/15/27		100	109,212
SoftBank Group Corp.:
4.00%, 04/20/23		275	331,036
4.75%, 07/30/25		185	221,036
Sprint Communications, Inc.(b):
9.00%, 11/15/18	USD	43	43,860
7.00%, 03/01/20		306	317,475
Sprint Corp.:
7.88%, 09/15/23		113	117,167
7.13%, 06/15/24		627	633,013
7.63%, 02/15/25		59	60,180
7.63%, 03/01/26		191	194,820

16

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Wireless Telecommunication Services (continued)
Telefonica Europe BV(a)(j):
(EUR Swap Annual 5 Year + 5.04%), 6.50%	EUR	100	$118,184
(EUR Swap Annual 5 Year + 3.81%), 4.20%		200	240,801
(EUR Swap Annual 6 Year + 3.80%), 5.00%		200	245,413
(GBP Swap 5 Year + 4.46%), 6.75%	GBP	200	281,338
(EUR Swap Annual 8 Year + 5.59%), 7.63%	EUR	300	402,015
(EUR Swap Annual 5 Year + 3.86%), 3.75%		100	117,218
(EUR Swap Annual 5 Year + 2.33%), 2.63%		100	109,190
(EUR Swap Annual 10 Year + 4.30%), 5.88%		100	127,144
T-Mobile USA, Inc.:
4.00%, 04/15/22	USD	55	54,439
6.38%, 03/01/25		25	25,880
6.50%, 01/15/26		61	62,906
4.50%, 02/01/26		122	113,918
4.75%, 02/01/28		87	80,584
Vodafone Group plc:
0.00%, 11/26/20(g)(h)	GBP	200	251,391
4.38%, 05/30/28	USD	950	938,708
Wind Tre SpA, 2.63%, 01/20/23	EUR	120	117,714
Xplornet Communications, Inc., 0.00% ( 0.00% Cash or 10.63% PIK), 06/01/22(b)(i)	USD	35	36,605

			6,147,492
Total Corporate Bonds — 52.0% (Cost: $276,970,805)			272,040,049

Floating Rate Loan Interests — 21.3%(k)

Aerospace & Defense — 0.2%
DAE Aviation Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.84%, 07/07/22		69	69,493
Engility Corp., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.34%, 08/12/20		165	164,484
Engility Corp., Term Loan B2, (LIBOR USD 1 Month + 2.75%), 4.84%, 08/14/23		116	115,990
Pelican Products, Inc. 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.48% - 5.59%, 05/01/25		140	139,650
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 5.00%), 7.05%, 11/28/21		233	233,040
Transdigm, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.59%, 06/09/23		445	442,245
WP CPP Holdings, Term Loan B, (LIBOR USD 6 Month + 3.75%), 6.28%, 03/16/25		60	60,210

			1,225,112
Air Freight & Logistics — 0.1%
Ceva Group plc, Term Loan, (LIBOR USD 3 Month - 0.10%), 2.21%, 03/19/21		191	190,778
Ceva Intercompany BV, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.86%, 03/19/21		44	43,849
CEVA Logistics Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 5.50%), 7.86%, 03/19/21		175	174,443
Ceva Logistics ULC, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.86%, 03/19/21		26	26,092
XPO Logistics, Inc., Term Loan B, 02/24/25(l)		88	87,243

			522,405

Security	Par (000)		Value
Airlines — 0.0%
American Airlines, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.07%, 12/14/23	USD	177	$174,991
Northwest Airlines, Inc., Term Loan, (LIBOR USD 6 Month + 1.23%), 3.30%, 09/10/18(c)		3	2,820
Northwest Airlines, Inc., Term Loan 2, (LIBOR USD 6 Month + 1.23%), 3.30%, 09/10/18(c)		3	2,820
Northwest Airlines, Inc., Term Loan 5, (LIBOR USD 6 Month + 1.23%), 3.30%, 09/10/18(c)		3	2,817

			183,448
Auto Components — 0.1%
Dayco Products LLC, Term Loan B, (LIBOR USD 3 Month + 5.00%), 7.31%, 05/19/23(c)		117	116,521
Mavis Tire Express, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.33%, 03/15/25		194	192,307
Mavis Tire Express, Delayed Draw 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 0.00% - 5.33%, 03/15/25		2	1,697

			310,525
Automobiles — 0.1%
CH Hold Corp., Term Loan, (LIBOR USD 1 Month + 7.25%), 9.34%, 02/03/25(c)		60	60,750
CH Hold Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.09%, 02/01/24		216	215,397
Dealer Tire LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.63% - 5.70%, 12/22/21(c)		148	144,490

			420,637
Building Products — 0.2%
Continental Building Products Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.25%), 4.34%, 08/18/23		58	58,034
CPG International, Inc., Term Loan, (LIBOR USD 6 Month + 3.75%), 6.25%, 05/05/24		293	292,056
Jeld-Wen, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 4.33%, 12/14/24		229	227,850
Wilsonart LLC, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.59%, 12/19/23		309	307,831

			885,771
Capital Markets — 0.2%
Capital Vision Services LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.10%, 02/06/25(c)		150	148,129
Deerfield Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.58%, 02/13/25		120	119,076
Edelman Financial Center LLC (The), 1st Lien Term Loan B, 06/30/25(l)		108	107,798
Edelman Financial Center LLC (The), 2nd Lien Term Loan B, 06/30/26(l)		55	55,310
Finco I LLC, Term Loan B(l):
12/27/22		21	20,796
12/27/22		159	158,751
Greenhill & Co., Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.80% - 5.83%, 10/12/22		191	191,578
RPI Finance Trust, Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.33%, 03/27/23		223	222,304

			1,023,742

17

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Chemicals — 0.8%
Alpha 3 BV, Term Loan, 01/31/24(l)	USD	482	$479,078
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.13%, 08/12/22		335	335,677
Axalta Dupont PC, Term Loan, (LIBOR USD 3 Month + 1.75%), 4.08%, 06/01/24		388	385,543
Chemours Co. (The), 1st Lein Term Loan, (LIBOR USD 1 Month + 1.75%), 3.85%, 04/03/25(c)		332	327,061
Ennis-Flint Road Infrastructure Investment, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.59%, 06/13/23		228	227,952
Gates Global LLC, Term Loan B, 04/01/24(l)		461	460,340
Greenrock Finance, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.59%, 06/28/24		90	89,438
Invictus Co., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.10%, 03/28/25		227	227,095
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 8.73%, 03/30/26		65	65,406
IPS Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.34%, 11/07/24		160	159,600
OXEA Holding GmbH, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.88%, 10/14/24(c)		533	531,219
Platform Specialty Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.59%, 06/07/20		224	223,655
Platform Specialty Corp., Term Loan B6, (LIBOR USD 1 Month + 3.00%), 5.09%, 06/07/23		322	321,965
PQ Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.59%, 02/08/25		411	409,351
Vectra Co., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.34%, 02/23/25		165	163,899

			4,407,279
Commercial Services & Supplies — 1.2%
Access CIG LLC, 1st Lien Term Loan, 02/27/25(l)		10	9,998
Access CIG LLC, 2nd Lien Term Loan: 02/27/26(l)		2	1,998
Access CIG LLC, Initial Loan 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.75%), 9.84%, 02/27/26		32	31,889
Access CIG LLC, Term Loan: (LIBOR USD 1 Month + 3.75%), 5.84% , 02/27/25		77	76,484
Advanced Disposal Services, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.23%, 11/10/23		332	330,914
ARAMARK Services, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 1.75%), 4.08%, 03/11/25		289	288,699

Security	Par (000)	Value
Commercial Services & Supplies (continued)
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.58% - 6.61%, 06/21/24	USD 805	$805,543
Camelot US Acquisition 1 Co., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.34%, 10/03/23	574	571,288
Capri Acquisitions Bidco Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.61%, 11/01/24	346	342,889
Cast & Crew Payroll LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.85%, 09/27/24	322	319,073
EnergySolutions, LLC, Term Loan, 05/30/25(c)(l)	83	83,104
Garda World Security Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.80% - 7.25%, 05/24/24	131	131,301
Harland Clarke Holdings Corp., Term Loan B, (LIBOR USD 3 Month + 4.75%), 7.08%, 11/03/23	132	127,837
Inmar, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.59%, 05/01/24	129	129,104
KAR Auction Services, Inc., Term Loan B5, (LIBOR USD 1 Month + 2.50%), 4.63%, 03/09/23	299	297,389
Prime Security Services Borrower LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.84%, 05/02/22	640	636,101
Safe Fleet Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 4.99% - 5.10%, 02/01/25	209	207,250
Safe Fleet Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.74% - 8.85%, 02/01/26	105	104,738
ServiceMaster Co. LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.59%, 11/08/23	493	491,804
West Corp., Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.59% , 10/10/24	25	24,781
(LIBOR USD 1 Month + 4.00%), 6.09% , 10/10/24	477	475,099
Wrangler Buyer Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.84%, 09/27/24	602	600,467

		6,087,750
Communications Equipment — 0.0%
Avaya, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 2.34% - 6.32%, 05/29/20(c)	291	—
CommScope, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.09%, 12/29/22	149	149,262

		149,262
Construction Materials — 0.2%
GYP Holdings III Corp., Term Loan B, 06/01/25(l)	361	357,927
HD Supply Waterworks Ltd., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.21% - 5.25%, 08/01/24(c)	423	422,346

		780,273

18

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Containers & Packaging — 0.4%
Berlin Packaging LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 4.99% - 5.13%, 11/07/25	USD	90	$89,392
Berry Global, Inc., Term Loan Q, (LIBOR USD 1 Month + 2.00%), 4.05% - 4.09%, 10/01/22		566	565,223
Berry Global, Inc., Term Loan R, (LIBOR USD 1 Month + 2.00%), 4.05%, 01/19/24		194	193,075
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.59%, 04/03/24		269	267,640
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 05/16/24		203	201,783
Flex Acquisition Co., Inc., Term Loan, 06/30/25(l)		256	255,252
Reynolds Group Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.84%, 02/05/23		761	759,214

			2,331,579
Distributors — 0.1%
Avantor, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.09%, 11/21/24		479	481,242

Diversified Consumer Services — 0.7%
AlixPartners LLP, 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.84%, 04/04/24		707	706,214
Allied Universal Holdco LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 8.50%), 10.60%, 07/28/23		125	123,750
Allied Universal Holdco LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.84%, 07/28/22		86	84,559
Bright Horizons Family Solutions LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.84%, 11/07/23		221	219,921
CSC SW Holdco, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.34%, 11/14/22		187	185,747
EmployBridge LLC, Term Loan B, (LIBOR USD 3 Month + 5.00%), 7.50%, 04/18/25		115	115,862
Equian Buyer Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.33%, 05/20/24		249	247,706
Genuine Financial Holdings LLC, Term Loan, 06/30/25(c)(l)		196	195,265
iQor US, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.31% - 7.34%, 04/01/21		191	190,014
Research Now, Inc., Term Loan, (LIBOR USD 3 Month + 5.50%), 7.86%, 12/07/24		179	175,518
Sirva Worldwide, Inc., Term Loan, (LIBOR USD 3 Month + 6.50%), 8.81% - 8.83%, 11/22/22(c)		117	116,696
Sterling Infosystems, Inc., Initial Term Loan, 06/19/24(c)(l)		129	127,915
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.84%, 05/06/24		215	208,498
Trugreen Limited Partnership, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.05%, 04/13/23(c)		30	30,073
US Security Associates, Inc., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.83%, 07/14/23		315	314,724
Weight Watches International, Inc., Term Loan B, (LIBOR USD 1 Month + 4.75%), 6.76% - 7.05%, 11/29/24		525	530,290

			3,572,752

Security	Par (000)		Value
Diversified Financial Services — 0.8%
AHP Health Partners, Inc., Term Loan, 06/30/25(l)	USD	111	$110,445
Avolon Borrower 1 LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.09%, 01/15/25		88	87,060
Eton LLP, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.23% - 5.34%, 03/15/25(c)		135	135,169
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.59%, 08/18/22		695	691,233
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.84%, 04/03/25		418	413,165
Kingpin Intermediate Holdings LLC,1st Lien Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.35%, 07/03/24(c)		243	242,142
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.84%, 03/01/21		445	442,478
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 5.75%), 7.84% - 8.06%, 02/28/22		410	411,283
SMG US Midco 2, Inc., Team Loan, 01/23/25(l)		152	151,241
Stars Group Holdings BV, Term Loan, 06/27/25(l)		890	890,561
VICI Properties, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.08%, 12/20/24		580	575,581
Ziggo Secured Finance Partnership, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.57%, 04/15/25		195	192,685

			4,343,043
Diversified Telecommunication Services — 0.9%
Altice Financing SA, Term Loan:
(LIBOR USD 3 Month + 2.75%), 5.10%, 07/15/25		54	53,254
(LIBOR USD 3 Month + 2.75%), 5.10%, 01/31/26		331	324,073
CenturyLink, Inc., Term Loan:
(LIBOR USD 1 Month + 2.75%), 4.84%, 11/01/22		536	534,105
(LIBOR USD 1 Month + 2.75%), 4.84%, 01/31/25		1,788	1,749,761
Consolidated Communications, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.10%, 10/05/23		60	59,230
Frontier Communications Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.85%, 03/31/21		367	360,956
Level 3 Financing, Inc., Term Loan, 02/22/24(l)		394	392,965
MTN Infrastructure TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 11/15/24		272	271,875
Numericable US LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.35%, 01/31/26		309	303,810
Securus Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.59%, 11/01/24		85	85,436
TDC AS, Term Loan B, 06/11/25(l)		233	232,345
Telesat Canada, Term Loan B4, (LIBOR USD 3 Month + 2.50%), 4.84%, 11/17/23		124	122,698
Zayo Group LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.09%, 01/19/21		443	441,602

			4,932,110

19

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Electric Utilities — 0.3%
EIF Channelview Cogeneration LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.35%, 05/03/25	USD	65	$65,195
Granite Acquisition, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.81% - 5.84%, 12/17/21		376	377,286
Granite Acquisition, Inc., 1st Lien Term Loan C, (LIBOR USD 3 Month + 3.50%), 5.83%, 12/17/21		62	62,655
Nautilus Power LLC, 1st Lien Term Loan B, 05/16/24(l)		208	208,570
Vistra Operations Co. LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.09%, 08/04/23		455	451,710
Vistra Operations Co. LLC, Term Loan B3, (LIBOR USD 1 Month + 2.00%), 4.06%, 12/31/25		450	446,751

			1,612,167
Electrical Equipment — 0.3%
Compass Power Generation LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.84%, 12/20/24		174	174,326
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.10%, 09/07/23		691	686,995
EXC Holdings III Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.83%, 12/02/24		149	149,158
Graftech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.51%, 02/12/25		260	258,214
Micro Holding Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.84%, 09/13/24		119	119,283

			1,387,976
Energy Equipment & Services — 0.2%
Kestrel Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.35%, 05/02/25		180	180,450
McDermott International, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 7.09%, 05/12/25		265	266,330
Ocean Rig UDW, Inc., Term Loan, (LIBOR USD 3 Month + 8.00%), 8.00%, 09/20/24		67	69,778
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 1.43%), 3.53%, 07/13/20		251	248,334
Woodford Express LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 7.09%, 01/27/25		165	158,909

			923,801
Equity Real Estate Investment Trusts (REITs) — 0.1%
Capital Automotive LP, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.60%, 03/25/24		133	131,971
GEO Group Refinancing, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.10%, 03/22/24		291	289,325
RHP Hotel Properties LP, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.33% - 4.31%, 05/11/24		189	188,051

			609,347

Security	Par (000)		Value
Food & Staples Retailing — 0.2%
Albertson’s Co. LLC, Term Loan B, 05/03/23(l)	USD	147	$146,625
BJ’s Wholesale Club, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.53%, 02/03/24		299	298,886
H-Food Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 05/23/25		117	116,022
US Foods, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.09%, 06/27/23		261	260,970

			822,503
Food Products — 0.7%
1011778 BC ULC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.34%, 02/16/24		777	772,720
Albertson’s LLC, Term Loan B4, (LIBOR USD 1 Month + 2.75%), 4.84%, 08/25/21		118	116,588
CHG PPC Parent LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.84%, 03/31/25(c)		100	99,500
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.59%, 10/10/23		387	387,447
Dole Food Co., Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.78% - 4.83%, 04/06/24		176	174,466
Hostess Brands LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.34%, 08/03/22		277	274,804
JBS USA Lux SA, Term Loan, (LIBOR USD 3 Month + 2.50%), 4.83% - 4.83%, 10/30/22		710	704,427
Nomad Foods Ltd., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.32%, 05/15/24		263	261,942
Pinnacle Foods Finance LLC, Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.75%, 02/02/24		192	192,069
Post Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.10%, 05/24/24		252	250,625
Reddy Ice Corp., Term Loan:
(LIBOR USD 3 Month + 5.50%), 7.88% - 7.88%, 05/01/19		112	111,194
(LIBOR USD 3 Month + 5.50%), 11.83% - 7.88%, 11/01/19		200	189,750
TMK Hawk Parent, Corp., Term Loan, 08/28/24(l)		335	333,477

			3,869,009
Health Care Equipment & Supplies — 0.4%
CryoLife, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.33%, 12/02/24		289	290,174
DJO Finance LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.34% - 5.56%, 06/08/20		889	884,012
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 5.00%), 7.09%, 06/15/21		507	511,855
Tecostar Holdings, Inc., Tem Loan, (LIBOR USD 1 Month + 3.50%), 5.50% - 5.51%, 05/01/24		280	278,851

			1,964,892

20

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc., Term Loan B2, (LIBOR USD 1 Month + 2.50%), 4.59%, 02/16/23	USD	397	$397,327
Auris Luxembourg III SARL, Term Loan B7, (LIBOR USD 3 Month + 3.00%), 5.33%, 01/17/22		404	404,824
CHG Healthcare Services, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.36%, 06/07/23		481	480,828
Community Health Systems, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.00%), 5.31%, 12/31/19		112	111,724
Concentra, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.74% - 4.85%, 06/01/22		272	271,660
Cotiviti Corp., Term Loan B, (LIBOR USD 3 Month + 2.25%), 4.35% - 4.54%, 09/28/23		246	245,331
Curo Health Services Holdings, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 8.00%, 02/07/22		171	171,241
DaVita Healthcare, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.84%, 06/24/21		163	163,663
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 6 Month + 3.75%), 5.76%, 05/31/25		124	124,552
Diplomat Pharmacy, Inc., Term Loan, 12/20/24(c)(l)		108	107,730
Envision Healthcare Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.10%, 12/01/23		467	465,806
Gentiva Health Services, Inc. Term Loan U, 06/23/25(c)(l)		95	94,341
Gentiva Health Services, Inc., Term Loan(c)(l):
06/23/25		59	58,963
06/22/26		37	36,922
HCA Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.09%, 03/13/25		404	404,848
Lifescan Global Corp., Term Loan, 06/19/24(c)(l)		52	50,310
MPH Acquisition Holdings LLC, Term Loan, (LIBOR USD 3 Month + 2.75%), 5.08%, 06/07/23		463	459,950
National Mentor Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.33%, 01/31/21		144	143,640
nThrive, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.59%, 10/20/22		319	317,002
Ortho-Clinical Diagnostics, Inc., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.34%, 06/30/25		827	823,512
Sound Inpatient Physicians Holdings, 1st Lien Term Loan, 06/19/25(l)		97	96,940
Sound Inpatient Physicians Holdings, 2nd Lien Term Loan, 06/19/26(c)(l)		53	53,000
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.84%, 02/06/24		305	292,612
Vizient, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.84%, 02/13/23		170	170,427
WP CityMD Bidco LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.83%, 06/07/24		110	109,312

			6,056,465

Security	Par (000)		Value
Health Care Technology — 0.1%
Change Healthcare Holdings LLC, Term Loan B, 03/01/24(l)	USD	339	$337,763
IQVIA, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.33%, 03/07/24		61	60,984
Press Ganey Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.75%), 4.84%, 10/23/23		270	269,253
Press Ganey Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 6.50%), 8.59%, 10/21/24		61	61,433

			729,433
Hotels, Restaurants & Leisure — 1.1%
Aristocrat Leisure Ltd., Term Loan B, (LIBOR USD 6 Month + 1.75%), 4.11%, 10/19/24		204	202,414
Boyd Gaming Corp., Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.49%, 09/15/23		432	432,276
Caesars Resort Collection LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.84%, 12/23/24		720	717,513
CEC Entertainment, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.34%, 02/12/21		170	157,879
CityCenter Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.34%, 04/18/24		610	606,120
Cyan Blue Holdco 2 Ltd., Term Loan, 08/23/24(l)		219	218,659
Four Seasons Holdings, Inc., Term Loan F, (LIBOR USD 1 Month + 2.00%), 4.09%, 11/30/23		54	53,735
GVC Holdings plc, Term Loan B2, (LIBOR USD 1 Month + 2.50%), 4.60%, 03/15/24		145	144,186
Hilton Worldwide Finance LLC, 1st Lien Term Loan B2, (LIBOR USD 1 Month + 1.75%), 3.84%, 10/25/23		226	226,329
IRB Holding Corp., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.27%, 02/05/25		233	233,559
Lakeland Tours LLC, Term Loan, 12/16/24(l)		12	11,847
Lakeland Tours LLC, Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.34%, 12/16/24		144	143,463
MGM Growth Properties, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.09%, 03/21/25		577	573,307
MotorCity Casino Aka CCM Merger, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.84%, 08/06/21		290	289,886
Playa Resorts Holding BV, 1st Lien Term Loan B, 04/29/24(l)		192	188,976
Scientific Games International, Inc., Term Loan B, (LIBOR USD 3 Month + 2.75%), 4.84% - 4.92%, 08/14/24		549	544,897
Stars Group Holdings, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.09%, 04/06/25		571	570,022
Wyndham Hotels & Resorts, Inc., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.08% - 3.84%, 05/30/25		220	219,450

			5,534,518
Household Durables — 0.1%
Serta Simmons Holdings LLC, Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.53% - 5.58% , 11/08/23		386	327,973
(LIBOR USD 3 Month + 8.00%), 10.33% , 11/08/24		129	86,144
Springs Window Fashions LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.25%), 6.32%, 05/25/25		180	180,675

			594,792

21

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Household Products — 0.2%
Energizer Holdings, Term Loan B1, 06/20/25(l)	USD	98	$97,959
Mastronardi Produce Ltd., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.23% - 5.34%, 05/01/25		85	85,212
Prestige Brands, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.09%, 01/26/24		166	165,488
Spectrum Brands, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.08% - 4.16%, 06/23/22		362	360,760
Varsity Brands, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.59%, 12/16/24		75	74,594

			784,013
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp., (The), Term Loan, (LIBOR USD 3 Month + 1.75%), 4.07%, 05/31/22		287	285,419
Calpine Construction Finance Co., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.59%, 01/15/25		107	106,990
Calpine Corp., Term Loan B6, (LIBOR USD 3 Month + 2.50%), 4.84%, 01/15/23		345	343,920
Dayton Power and Light Co., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.10%, 08/24/22		108	107,483

			843,812
Industrial Conglomerates — 0.5%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.34%, 08/18/24		491	488,968
Carlisle Foods, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 03/16/25		75	74,441
Filtration Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.09%, 03/29/25		693	692,569
Pro Mach Group, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.03% - 5.02%, 03/07/25		155	152,448
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.23% - 5.25%, 02/21/25		145	142,950
RBS Global, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.34%, 08/21/24		327	325,971
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.00%, 03/14/25		185	185,385
Vertiv Group Corp., Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.00%, 11/30/23		684	678,864

			2,741,596

Security	Par (000)		Value
Insurance — 0.6%
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.05%, 05/09/25	USD	381	$378,634
AmWINS Group, Inc., Term Loan, 01/25/24(l)		377	375,229
AssuredPartners, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.58%, 10/22/24		256	254,116
Asurion LLC, 1st Lien Term Loan B6, (LIBOR USD 1 Month + 2.75%), 4.84%, 11/03/23		463	461,708
Asurion LLC, 2nd Lien Term Loan B2, 08/04/25(c)(l)		314	318,317
Asurion LLC, Term Loan, 11/29/24(c)(l)		35	34,869
Asurion LLC, Term Loan B4, (LIBOR USD 1 Month + 2.75%), 4.84%, 08/04/22		384	382,821
Geronimo Intermediate Parent, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.34%, 06/22/23		174	174,372
Hub International Ltd., Term Loan B, 04/25/25(l)		224	222,517
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.33%, 05/16/24		283	281,127
Wink Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 12/02/24		273	270,670

			3,154,380
Internet Software & Services — 0.2%
Aptean, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.59%, 12/20/22		173	172,596
Deck Chassis Acquisition, Inc., Term Loan, (LIBOR USD 1 Month + 6.00%), 8.09%, 06/15/23(c)		100	100,750
GTT Communications, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 2.75%), 4.88%, 05/31/25		136	133,725
Rackspace Hosting, Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.36%, 11/03/23		474	466,875

			873,946
IT Services — 2.2%
Altran Technologies SA, Term Loan, (LIBOR USD 3 Month + 2.25%), 4.58% - 4.57%, 03/20/25(c)		100	98,753
Applied Systems, Inc., Term Loan:
(LIBOR USD 3 Month + 3.00%), 5.33% , 09/19/24		341	341,474
(LIBOR USD 3 Month + 7.00%), 9.33% , 09/19/25		70	71,508

22

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
IT Services (continued)
Blackhawk Networks Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 6 Month + 3.00%), 5.07%, 05/23/25	USD 238	$236,669
BMC Software Finance, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.34%, 09/10/22	167	165,908
BMC Software Finance, Inc., Term Loan B, 09/01/25(l)	487	483,956
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.84%, 04/28/25	114	113,620
CCC Information Services, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.10%, 04/29/24	153	152,900
First Data Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.00%), 4.09%, 04/26/24	1,162	1,154,800
First Data Corp., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.09%, 07/08/22	1,050	1,044,344
Flexera Software LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.35%, 02/26/25	90	89,411
GoDaddy, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.34%, 02/15/24	558	554,603
Hyland Software, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.00%), 9.09%, 07/07/25	100	101,083
Hyland Software, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.34%, 07/01/22	198	198,560
IG Investments Holdings LLC, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.59% - 5.69%, 05/23/25	382	380,804
Information Resource, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 4.25%), 6.57%, 01/18/24	173	172,596
Learning Care Group, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.33% - 5.49%, 03/13/25	85	84,258
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.34%, 11/29/24	569	564,503
Mitchell International, Inc., 2nd Lien Term Loan:
11/29/24(l)	46	45,519
(LIBOR USD 1 Month + 7.25%), 9.34% , 12/01/25	185	184,538
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.61%, 08/01/25	208	206,388
Peak 10 Holding Corp., Term Loan, (LIBOR USD 3 Month + 3.50%), 5.83%, 08/01/24	280	276,010
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.09%, 02/22/24	346	345,243
Solera, LLC,Term Loan B1, (LIBOR USD 1 Month + 2.75%), 4.84%, 03/03/23	879	873,678
Sophia LP, 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.58%, 09/30/22	685	682,029

Security	Par (000)		Value
IT Services (continued)
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 05/01/24	USD	499	$496,828
TKC Holdings, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 8.00%), 10.10%, 02/01/24		229	228,618
TKC Holdings, Inc., Term Loan, (LIBOR USD 6 Month + 3.75%), 5.85%, 02/01/23		335	333,484
Trans Union LLC, 1st Lien Term Loan B4, 06/12/25(l)		153	152,426
Trans Union LLC, Term Loan, 04/10/23(l)		461	458,991
Vantiv LLC, Term Loan B3, (LIBOR USD 1 Month + 1.75%), 3.79%, 10/16/23		190	189,200
VF Holding Corp., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.34%, 06/30/23		338	335,473
WEX, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.34%, 06/30/23		518	517,033

			11,335,208
Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., Term Loan:
(LIBOR USD 1 Month + 3.25%), 5.34% , 08/30/24		82	81,598
(LIBOR USD 1 Month + 7.00%), 9.09% , 08/30/25		60	59,775
Paraexel International Corp., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.84%, 09/27/24		109	108,146

			249,519
Machinery — 0.3%
Doosan Infracore International, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 4.33%, 05/18/24		251	249,349
Gardner Denver, Inc., Term Loan B, (LIBOR USD 1 Month + 2.75%), 4.84%, 07/30/24		462	461,563
Hayward Industries, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.59%, 08/05/24		213	213,166
Pike Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.60%, 03/12/25		156	156,325
Titan Acquisition Ltd., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 03/28/25		364	357,806

			1,438,209
Media — 1.7%
A-L Parent LLC, Term Loan:
(LIBOR USD 1 Month + 3.25%), 5.35% , 12/01/23		157	157,006
12/01/23(c)(l)		145	145,064

23

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media (continued)
Altice US Finance I Corp., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.34%, 07/28/25	USD	782	$775,963
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.09%, 07/12/24		164	163,148
Cable One, Inc., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.56%, 05/01/24		124	124,218
Cablevision CSC Holdings LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.32%, 07/17/25		766	760,033
CBS Radio, Inc., Term Loan, 11/18/24(l)		116	114,620
Charter Communications Operating, LLC, Term Loan, (LIBOR USD 1 Month + 1.50%), 3.60%, 03/31/23		458	456,698
Charter Communications Operating, LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.10%, 04/30/25		461	460,054
Creative Artists Agency LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.07%, 02/15/24		412	411,614
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.57%, 01/25/26		165	164,312
Getty Images, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.59%, 10/18/19		44	42,623
Gray Television, Inc., Term Loan B, 02/07/24(l)		226	225,373
iHeartCommunications, Inc., Term Loan, (LIBOR USD 3 Month + 6.75%), 9.05%, 01/30/19(m)		388	295,157
iHeartCommunications, Inc., Term Loan E, (LIBOR USD 3 Month + 7.50%), 9.80%, 07/30/19(m)		250	190,057
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 1 Month + 4.50%), 6.60%, 01/02/24		265	274,478
Lions Gate Entertainment, Inc., Term Loan, 03/24/25(l)		106	105,269
Live Nation Entertainment, Inc., 1st Lien Term Loan B3, (LIBOR USD 1 Month + 1.75%), 3.88%, 10/31/23		105	104,271
Meredith Corp., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 01/31/25		224	224,157
Mission Broadcasting, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.48%, 01/17/24		29	28,906
Nexstar Broadcasting, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.48%, 01/17/24		223	222,581
Radiate Holdco LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 02/01/24		158	155,605
Sinclair Television Group, Inc., Term Loan, 12/12/24(l)		174	173,240
Telenet Financing LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.32%, 08/17/26		595	588,800
Trader Corp., Term Loan, 09/28/23(l)		419	416,981
Tribune Media Co., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.09%, 01/26/24		462	461,331
Unitymedia Hessen Gmbh & Co. KG, 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.32%, 09/30/25		245	243,011
Univision Communications, Inc., Term Loan C5, 03/15/24(l)		164	157,998
Virgin Media Bristol LLC, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.57%, 01/15/26		812	805,406
William Morris Endeavor Entertainment LLC, Term Loan B, 05/18/25(l)		341	338,264
WMG Acquisition Corp., 1st Lien Term Loan, 11/01/23(l)		160	158,421
Xplornet Communications, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.33%, 09/09/21(c)		183	183,080

			9,127,739

Security	Par (000)		Value
Metals & Mining — 0.0%
AMG Advanced Metallurgical Group, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 01/30/25	USD	143	$143,101
Oxbow Carbon LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.84%, 01/04/23(c)		61	61,885
Preferred Proppants LLC, Term Loan, (LIBOR USD 3 Month + 7.75%), 10.08%, 07/27/20(c)		44	41,844

			246,830
Multiline Retail — 0.2%
Academy Ltd., Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.33% - 6.06%, 07/01/22		289	239,658
Evergreen Acqco 1 LP, Term Loan C, (LIBOR USD 3 Month + 3.75%), 6.11%, 07/09/19		147	143,459
Harbor Freight Tools USA, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.59%, 08/18/23		240	238,793
Hudsons Bay Co., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.42%, 09/30/22		356	331,563
Leslie’s Poolmart, Inc., Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.59%, 08/16/23		168	167,916
Neiman Marcus Group Ltd. LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.81% - 5.26%, 10/25/20		163	143,839

			1,265,228
Multi-Utilities — 0.1%
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.31%, 11/28/24(c)		103	103,231
Terra-Gen Finance Co. LLC, Term Loan B1, (LIBOR USD 1 Month + 4.25%), 6.35%, 12/09/21(c)		218	195,232
USIC Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 3.25%), 0.00% - 5.80%, 12/08/23		201	200,549

			499,012
Oil, Gas & Consumable Fuels — 0.7%
BCP Raptor LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 4.25%), 6.42%, 06/24/24		391	381,804
Bison Midstream Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.09%, 05/21/25(c)		158	158,000
Bronco Midstream Funding LLC, Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.83%, 08/14/23(c)		308	308,430
California Resources Corp., Term Loan:
(LIBOR USD 1 Month + 10.38%), 12.47% , 12/31/21		261	288,405
(LIBOR USD 1 Month + 4.75%), 6.84% , 12/31/22		350	355,908
Chesapeake Energy Corp., Term Loan, (LIBOR USD 1 Month + 7.50%), 9.59%, 08/23/21		419	437,943
CONSOL Energy., Inc., Term Loan:
(LIBOR USD 3 Month + 4.50%), 6.60% - 6.67% , 11/26/21(c)		41	40,512
(LIBOR USD 3 Month + 6.00%), 8.32% , 11/28/22		270	276,864

24

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Euro Garages Ltd. Term Loan B, (LIBOR USD 3 Month + 4.00%), 6.33%, 02/07/25	USD	111	$110,377
Euro Garages Ltd. Term Loan B1, (LIBOR USD 6 Month + 4.00%), 0.00% - 6.34%, 02/07/25		115	113,879
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 8.09%, 03/01/24		315	308,898
Lucid Energy Group II Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 02/17/25(c)		170	168,515
Medallian Midland Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.34%, 10/30/24(c)		169	167,459
Midcoast Operating LP, Term Loan, 06/30/25(c)(l)		198	196,811
Oryx Southern Delaware Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.34%, 02/28/25(c)		110	108,353
Seadrill Operating LP, Term Loan B, (LIBOR USD 3 Month + 6.00%), 8.33%, 02/21/21		115	102,544
Ultra Resources, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 04/12/24		89	81,784
Vine Oil & Gas LP, Term Loan B, (LIBOR USD 1 Month + 6.88%), 8.97%, 11/25/21(c)		171	171,000

			3,777,486
Paper & Forest Products — 0.0%
Flex Acquisition Co., Inc., Term Loan, (LIBOR USD 3 Month + 3.00%), 5.31% - 5.34%, 12/29/23		129	128,036

Personal Products — 0.1%
Alphabet Holding Co., Inc., Term Loan:
(LIBOR USD 1 Month + 3.50%), 5.59% , 09/26/24		532	494,385
(LIBOR USD 1 Month + 7.75%), 9.84% , 09/26/25		237	192,069

			686,454
Pharmaceuticals — 0.7%
Akorn, Inc., Term Loan, (LIBOR USD 1 Month + 4.25%), 6.38%, 04/16/21		280	273,654
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 5.63%, 03/21/25		490	488,510
Catalent Pharma Solutions, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.34%, 05/20/24		593	592,275

Security	Par (000)		Value
Pharmaceuticals (continued)
Endo Pharma, Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.38%, 04/29/24	USD	287	$286,439
Grifols Worldwide Operations Ltd., Term Loan, (LIBOR USD 3 Month + 2.25%), 4.24%, 01/31/25		578	577,783
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.20%, 09/24/24		203	199,144
National Veterinary Associates, Inc., Term Loan B3, (LIBOR USD 1 Month + 2.75%), 4.84%, 02/02/25		238	237,375
Valeant Pharmaceuticals International, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.98%, 06/02/25		816	812,270

			3,467,450
Professional Services — 0.0%
On Assignment, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.09%, 04/02/25		157	156,182

Real Estate Management & Development — 0.1%
ESH Hospitality, Inc. Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.09%, 08/30/23		145	144,171
Realogy Group LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.30%, 02/28/25		347	345,524

			489,695
Road & Rail — 0.0%
Livingston International, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.75%), 8.08%, 03/20/20		20	19,651

Semiconductors & Semiconductor Equipment — 0.1%
Cavium, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.34%, 08/16/22(c)		52	51,824
MaxLinear, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.57%, 05/13/24(c)		59	58,583
Microchip Technology, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.10%, 05/29/25		375	374,220
ON Semiconductor Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.84%, 03/31/23		104	103,926

			588,553

25

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Software — 1.3%
Avaya, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.32%, 12/15/24	USD	233	$233,003
Barracuda Networks, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.31%, 02/12/25		140	139,300
DTI Holdco, Inc., Term Loan, (LIBOR USD 1 Month + 4.75%), 6.84%, 09/29/23		318	317,470
Greeneden US Holdings II LLC, Term Loan B, 12/01/23(l)		276	275,477
Infor US, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.84%, 02/01/22		778	773,716
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.34%, 08/05/22		573	573,567
Kronos, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.36%, 11/01/23		465	463,421
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.61%, 11/01/24		365	375,038
MA Financeco., LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.84%, 06/21/24		42	42,095
McAfee LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.59%, 09/30/24		306	307,027
PowerSchool, Inc., 1st Lien Term Loan, 07/31/25(c)(l)		142	140,935
Project Leopard Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.09%, 07/07/23(c)		114	113,996
Qlik Technologies, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.99%, 04/26/24(c)		278	276,609
Renaissance Learning, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.58%, 05/24/25		105	104,357
Solar Winds Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.09%, 02/05/24		632	630,858
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.59%, 04/16/25		273	272,402
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.59%, 04/16/25		721	720,214
SS&C Technologies, Inc., Term Loan B1, (LIBOR USD 1 Month + 2.25%), 4.34%, 07/08/22		388	389,062
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.60%, 12/04/20		439	438,387
Unitymedia Finance LLC, Term Loan, (LIBOR USD 1 Month + 2.07%), 4.07%, 06/01/23		182	180,720

			6,767,654
Specialty Retail — 0.3%
Belron Finance LLC, Term Loan B, (LIBOR USD 3 Month + 2.50%), 4.86%, 11/07/24(c)		344	343,409
Michaels Stores, Inc., Term Loan B, (LIBOR USD 1 Month + 2.50%), 4.56% - 4.58%, 01/30/23		109	107,884
Optiv, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.31%, 01/31/25		142	136,719
Optiv, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.31%, 02/01/24		603	584,554
Party City Holdings, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.75%), 4.85% - 4.99%, 08/19/22		147	146,922
Petco Animal Supplies, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.61%, 01/26/23		105	75,313
Staples, Inc., Term Loan, 09/12/24(l)		128	126,407

			1,521,208

Security	Par (000)		Value
Technology Hardware, Storage & Peripherals — 0.2%
Almonde, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 3.50%), 5.81%, 06/13/24	USD	288	$282,468
Seattle SpinCo, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.84%, 06/21/24		286	284,281
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 3.84%, 04/29/23		482	481,510

			1,048,259
Trading Companies & Distributors — 0.4%
ABC Supply Co., Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.09%, 10/31/23		419	415,467
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.28% - 6.00%, 01/02/25		475	472,071
Foundation Building Materials, Inc., 1st Lien Term Loan B, 05/09/25(l)		185	184,423
HD Supply, Inc., Term Loan B3, (LIBOR USD 1 Month + 2.25%), 4.34%, 08/13/21		390	390,434
Nexeo Solutions LLC, Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.56% - 5.58%, 06/09/23		172	171,451
Reece Ltd., Term Loan B, 06/01/25(c)		155	154,225
SRS Distribution, Inc., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.58%, 05/23/25		345	339,230

			2,127,301
Water Utilities — 0.1%
Culligan NewCo Ltd., 1st Lien Term Loan B, 12/13/23(l)		112	111,055
Cullingan NewCo Ltd., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.34%, 12/13/23		82	81,258
EWT Holdings III Corp., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 12/20/24		128	127,401

			319,714
Wireless Telecommunication Services — 0.4%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.61%, 05/27/24		228	217,876
Hargray Communications Group, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 05/16/24		251	249,978
Ligado Networks LLC, 1st Lien Term Loan, 12/07/20(l)		981	787,699
SBA Senior Finance II LLC, 2nd Lien Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.10%, 04/06/25		245	242,936
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 4.63%, 02/02/24		454	451,256

			1,949,745
Total Floating Rate Loan Interests — 21.3% (Cost: $112,188,754)			111,368,713

26

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Foreign Agency Obligations — 1.9%

Chile — 0.2%
Empresa de Transporte de Pasajeros Metro SA, 4.75%, 02/04/24	USD	520	$532,963
Empresa Nacional del Petroleo, 3.75%, 08/05/26		600	564,699

			1,097,662
China — 0.2%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	100	111,554
China Minmetals Corp.(a)(j):
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 6.07%), 4.45%	USD	200	195,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%		300	274,771
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		200	168,015

			749,340
Colombia — 0.2%
Ecopetrol SA, 4.13%, 01/16/25		1,200	1,164,000

India — 0.1%
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27		200	185,868
Power Finance Corp. Ltd., 3.75%, 12/06/27		200	177,506
Rural Electrification Corp. Ltd., 4.63%, 03/22/28		200	189,072

			552,446
Indonesia — 0.4%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	2,000,000	132,017
Pertamina Persero PT:
4.30%, 05/20/23	USD	1,250	1,235,116
Perusahaan Listrik Negara PT:
5.50%, 11/22/21		270	281,815
6.15%, 05/21/48		300	301,925
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	2,240,000	157,409

			2,108,282
Israel — 0.1%
Israel Electric Corp. Ltd., 5.00%, 11/12/24(b)	USD	660	677,490

Mexico — 0.4%
Comision Federal de Electricidad:
4.88%, 01/15/24		640	643,200
Petroleos Mexicanos:
6.50%, 03/13/27		461	472,719
5.35%, 02/12/28(b)		680	643,824

			1,759,743
Morocco — 0.1%
OCP SA, 4.50%, 10/22/25		600	570,600

Security	Par (000)		Value
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25	USD	400	$399,460

South Africa — 0.1%
Transnet SOC Ltd., 4.00%, 07/26/22		660	625,272

South Korea — 0.0%
Industrial Bank of Korea, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.09%), 3.90%(a)(j)		200	182,972

Total Foreign Agency Obligations — 1.9% (Cost: $10,346,991)			9,887,267

Foreign Government Obligations — 0.5%

Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 03/01/28		250	244,000

Maldives — 0.1%
Republic of Maldives, 7.00%, 06/07/22		900	850,466

Pakistan — 0.1%
Islamic Republic of Pakistan, 6.88%, 12/05/27		400	346,528

Qatar — 0.1%
State of Qatar, 3.25%, 06/02/26		500	470,591

Sri Lanka — 0.1%
Republic of Sri Lanka:
5.75%, 04/18/23		200	191,482
6.75%, 04/18/28		400	377,460

			568,942
United Arab Emirates — 0.1%
Emirate of Abu Dhabi, 4.13%, 10/11/47		500	457,563

Total Foreign Government Obligations — 0.5% (Cost: $3,154,788)			2,938,090

	Shares
Investment Companies — 1.0%
Financial Select Sector SPDR Fund		8,011	213,013

SPDR S&P Oil & Gas Exploration & Production ETF		3,382	145,629

VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		275,000	4,680,500

Total Investment Companies — 1.0% (Cost: $5,300,711)			5,039,142

27

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Non-Agency Mortgage-Backed Securities — 2.7%

Collateralized Mortgage Obligations — 0.7%
Alternative Loan Trust, Series 2007-3T1, Class 1A1, 6.00%, 04/25/37	USD	2,973	$2,224,897
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 07/25/46(b)		294	294,243
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, 5.24%, 07/25/30(f)		1,500	1,434,502

			3,953,642
Commercial Mortgage-Backed Securities — 1.9%
BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 3.73%, 08/14/34(b)(c)(f)		1,000	931,300
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D, 2.79%, 04/10/49(b)		1,000	769,818
Commercial Mortgage Trust(f):
Series 2015-CR25, Class D, 3.95%, 08/10/48		230	189,078
Series 2016-667M, Class D, 3.28%, 10/10/36(b)		1,000	910,546
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.63%, 09/10/49(b)(f)		530	443,392
DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.65%, 10/10/34(b)(f)		990	950,179
GS Mortgage Securities Trust, Series 2015-GC32, Class D, 3.35%, 07/10/48		1,000	809,039
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.80%, 03/15/50(b)(f)		990	940,657
Lone Star Portfolio Trust, Series 2015-LSP, Class D, 6.07%, 09/15/28(b)(f)		640	643,711
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.27%, 07/15/50(b)(f)		1,000	877,286
Series 2015-C25, Class D, 3.07%, 10/15/48		1,000	824,957
Wells Fargo Commercial Mortgage Trust(f):
Series 2015-C30, Class C, 4.65%, 09/15/58		1,000	990,165
Series 2016-NXS5, Class D, 5.04%, 01/15/59		750	720,003

			10,000,131
Interest Only Commercial Mortgage-Backed Securities — 0.1%
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)(f)		8,700	429,171

Total Non-Agency Mortgage-Backed Securities — 2.7% (Cost: $14,395,827)			14,382,944

Security	Beneficial Interest (000)		Value
Other Interests — 0.0%(n)

Capital Markets — 0.0%
Millennium Corp. Claim(c)(e)	USD	811	$—

Total Other Interests — 0.0%			—

	Par (000)
Preferred Securities — 2.4%

Capital Trusts — 2.4%(k)

Banks — 1.4%(j)
Bank of America Corp.:
Series Z, 6.50%		1,000	1,062,500
Series AA, 6.10%		1,000	1,039,400
CIT Group, Inc., Series A, 5.80%		1,000	987,500
JPMorgan Chase & Co., Series S, 6.75%		1,000	1,087,500
Lloyds Banking Group plc(b):
6.41%		100	105,250
6.66%		100	106,778
Wells Fargo & Co.:
Series S, 5.90%		1,000	1,003,750
Series U, 5.87%		2,000	2,062,500

			7,455,178
Capital Markets — 0.6%(j)
Goldman Sachs Group, Inc. (The):
Series M, 5.38%		1,250	1,271,875
Series P, 5.00%		230	215,763
Morgan Stanley, Series J, 5.55%		1,250	1,288,375

			2,776,013
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series A, 5.75%(j)		93	89,164

Oil, Gas & Consumable Fuels — 0.4%(j)
Andeavor Logistics LP, Series A, 6.87%		1,588	1,572,120
Plains All American Pipeline LP, Series B, 6.12%		500	473,750

			2,045,870

Total Capital Trusts — 2.4% (Cost: $12,606,874)			12,366,225

28

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund (Percentages shown are based on Net Assets)

Security	Shares		Value
Preferred Stocks — 0.0%

Banks — 0.0%
CF-B L2 (D), LLC (Acquired 04/08/15-10/06/17, cost $54,334)(j)(o)	USD	54,897	$29,353

Machinery — 0.0%
Rexnord Corp., Series A, 5.75%(g)		1,213	75,788

Total Preferred Stocks — 0.0% (Cost: $131,988)			105,141

Total Preferred Securities — 2.4% (Cost: $12,738,862)			12,471,366

Total Long-Term Investments — 91.0% (Cost: $483,077,694)			476,353,111

Short-Term Securities — 8.3%(p)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.80%(q)		42,564,347	42,564,347
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.72%		616,990	616,990

Total Short-Term Securities — 8.3% (Cost: $43,181,337)			43,181,337

Total Options Purchased — 0.1% (Cost: $944,134)			564,894

Total Investments Before Options Written — 99.4% (Cost: $527,203,165)			520,099,341

Total Options Written — 0.0% (Premium Received — $5,395)			(2,290)

Total Investments Net of Options Written — 99.4% (Cost: $527,197,770)			520,097,052
Other Assets Less Liabilities — 0.6%			3,023,045

Net Assets — 100.0%			$523,120,097

29

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Non-income producing security.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Convertible security.
(h)	Zero-coupon bond.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Variable rate security. Rate shown is the rate in effect as of period end.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(o)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $29,353 representing less than 0.01% of its net assets as of period end, and an original cost of $54,334.

(p)	Annualized 7-day yield as of period end.
(q)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended and/or related parties of the fund were as follows:

Affiliate	Shares Held at 09/30/17	Shares Purchased		Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	23,643,706	18,920,641	(b)	—	42,564,347	$42,564,347	$223,267	$—	$—
iShares iBoxx $ High Yield Corp Bond ETF	—	57,300		(57,300)	—	—	20,672	14,782	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	70,600	—		(70,600)	—	—	31,925	187,727	(223,431)

						$42,564,347	$275,864	$202,509	$(223,431)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency

CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
TWD	Taiwan Dollar
USD	United States Dollar

Portfolio Abbreviations

CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligations
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-The-Counter
PIK	Payment-in-kind
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
TOPIX	Tokyo Stock Price Index

30

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Note	31	09/19/18	$3,726	$(1,040)
U.S. Treasury Long Bond	274	09/19/18	39,730	524,774
U.S. Treasury Ultra Bond	106	09/19/18	16,914	471,788
EURO STOXX 50 Index	3	09/21/18	119	(994)
STOXX 600 Banks Index	14	09/21/18	131	(1,248)
U.S. Treasury 2 Year Note	31	09/28/18	6,567	3,199

				996,479

Short Contracts
Euro-Bobl	24	09/06/18	3,704	(20,082)
Euro-Bund	21	09/06/18	3,986	(44,264)
Euro-Schatz	1	09/06/18	131	(86)
U.S. Treasury 10 Year Ultra Note	396	09/19/18	50,781	58,047
Russell 2000 E-Mini Index	5	09/21/18	412	9,738
S&P 500 E-Mini Index	3	09/21/18	408	10,042
Long Gilt	3	09/26/18	487	(4,666)
U.S. Treasury 5 Year Note	11	09/28/18	1,250	(248)

				8,481

				$1,004,960

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	497,008	USD	63,332	Citibank NA	07/12/18	$22
USD	616,211	CNY	3,956,262	Barclays Bank plc	07/12/18	19,153
USD	1,735,511	EUR	1,482,000	Barclays Bank plc	07/12/18	3,722
USD	1,979,056	HKD	15,511,443	JP Morgan Chase Bank NA	07/12/18	1,809
USD	125,912	JPY	13,822,166	Bank of America NA	07/12/18	993
USD	427,529	JPY	47,224,514	BNP Paribas SA	07/12/18	734
USD	5,678,287	JPY	618,268,309	JP Morgan Chase Bank NA	07/12/18	90,635
USD	313,833	IDR	4,374,204,195	UBS AG	07/13/18	7,718
USD	198,978	TWD	5,916,596	JP Morgan Chase Bank NA	07/13/18	4,576
EUR	120,000	USD	139,118	Goldman Sachs International	07/20/18	1,193
EUR	70,000	USD	81,636	UBS AG	07/20/18	212
USD	8,532,840	GBP	6,450,000	Barclays Bank plc	07/20/18	13,811

						144,578

JPY	14,692,403	USD	133,618	Bank of America NA	07/12/18	(834)
JPY	33,937,500	USD	308,890	JP Morgan Chase Bank NA	07/12/18	(2,177)
USD	81,381	EUR	70,000	Citibank NA	07/20/18	(466)
USD	54,555,761	EUR	46,980,000	Goldman Sachs International	07/20/18	(376,135)

						(379,612)

	Net Unrealized Depreciation					$(235,034)

31

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P500 ETF Trust	720	07/20/18	USD	279.00	USD	19,532	$28,800
EURO STOXX 50 Index	44	08/17/18	EUR	3,750.00	EUR	1,494	231
S&P 500 Index	2	08/17/18	USD	2,725.00	USD	544	9,270
S&P 500 Index	6	08/17/18	USD	2,850.00	USD	1,631	1,830
SPDR EURO STOXX 50 ETF	3,108	08/17/18	USD	41.00	USD	11,913	20,202

							$60,333

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TOPIX Index	Goldman Sachs International	60,000	07/13/18	JPY	1,869.17	JPY	103,853	$5
TOPIX Index	UBS AG	350,000	07/13/18	JPY	1,828.05	JPY	605,812	329
TOPIX Index	Citibank NA	350,000	08/10/18	JPY	1,851.78	JPY	605,812	3,511
TOPIX Index	Citibank NA	500,000	08/10/18	JPY	1,848.30	JPY	865,445	5,638

								$9,483

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
5-Year Interest Rate Swap	3.00%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	01/28/19	3.00%	USD	50,000	$372,401
30-Year Interest Rate Swap	3.50%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	06/06/19	3.50%	USD	4,410	57,068
30-Year Interest Rate Swap	3.50%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs Bank USA	06/06/19	3.50%	USD	5,070	65,609

										$495,078

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	2	08/17/18	USD	2,800.00	USD	544	$(2,290)

32

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	CCC+	USD	70	$3,457	$(2,016)	$5,473
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	B	USD	2,013	118,451	120,253	(1,802)
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	B	USD	5,000	294,909	328,061	(33,152)
ITRAXX.EUR.CROSSOVER.29.V1	5.00%	Quarterly	06/20/23	B	EUR	740	70,501	92,731	(22,230)
ITRAXX.FINSR.29.V1	1.00%	Quarterly	06/20/23	NR	EUR	1,000	6,079	20,606	(14,527)

							$493,397	$559,635	$(66,238)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3 month LIBOR	Quarterly	2.04%	Semi-Annual	10/10/22	USD	15,650	$(539,553)	$—	$(539,553)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank plc	06/20/23	USD	25	$6,853	$8,237	$(1,384)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	60	$6,281	$9,397	$(3,116)
Saipem Finance International BV	5.00%	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	100	15,088	5,798	9,290
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	BB+	EUR	100	(13,121)	(3,915)	(9,206)
Commerzbank AG	1.00%	Quarterly	Citibank NA	12/20/22	NR	EUR	100	(6,198)	(1,863)	(4,335)
Fiat Chrysler Automobiles NV	5.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	50	8,280	9,722	(1,442)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Barclays Bank plc	12/20/22	BB+	EUR	80	7,844	14,550	(6,706)
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	80	(3,442)	(1,494)	(1,948)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Bank of America NA	06/20/23	BB+	EUR	34	(5,163)	(5,269)	106
Casino Guichard-Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB+	EUR	20	(3,044)	(2,024)	(1,020)
Casino Guichard-Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB+	EUR	20	(3,044)	(2,024)	(1,020)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	33	(5,058)	(4,700)	(358)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	76	(11,582)	(11,146)	(436)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB+	EUR	20	(3,044)	(2,043)	(1,001)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB+	EUR	30	(4,567)	(3,006)	(1,561)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB+	EUR	13	(2,026)	(1,761)	(265)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB+	EUR	20	(3,038)	(2,642)	(396)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB+	EUR	33	(5,063)	(4,705)	(358)
Deutsche Bank AG	1.00%	Quarterly	Goldman Sachs International	06/20/23	NR	EUR	200	(8,780)	(1,670)	(7,110)
Intesa Sanpaolo SpA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	140	(5,060)	(6,751)	1,691
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	21	863	2,439	(1,576)
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	100	4,194	10,610	(6,416)
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	50	2,097	5,005	(2,908)
Intrum Justitia AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	100	4,194	11,561	(7,367)
Intrum Justitia AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	69	2,913	8,236	(5,323)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	BNP Paribas SA	06/20/23	BB+	EUR	22	1,985	3,639	(1,654)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	BB+	EUR	13	1,172	2,191	(1,019)
TDC A/S	1.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	90	(8,487)	(8,483)	(4)

								$(35,806)	$19,652	$(55,458)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

33

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	2.34%

34

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$44,764,930	$2,000,595	$46,765,525
Common Stocks:
Banks	69,854	—	—	69,854
Capital Markets	68,867	—	—	68,867
Chemicals	206,132	—	—	206,132
Construction & Engineering	196,175	—	—	196,175
Containers & Packaging	37,240	—	—	37,240
Diversified Financial Services	—	15,840	—	15,840
Diversified Telecommunication Services	39,536	—	—	39,536
Electric Utilities	—	—	98,118	98,118
Equity Real Estate Investment Trusts (REITs)	82,340	—	—	82,340
Health Care Providers & Services	105,544	—	194	105,738
IT Services	101,908	—	—	101,908
Machinery	35,160	17,829	—	52,989
Media	66,875	—	—	66,875
Metals & Mining	138,854	—	—	138,854
Wireless Telecommunication Services	179,549	—	—	179,549
Corporate Bonds:
Aerospace & Defense	—	4,555,017	—	4,555,017
Air Freight & Logistics	—	512,058	—	512,058
Airlines	—	292,863	—	292,863

35

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund

	Level 1	Level 2	Level 3	Total
Auto Components	$—	$4,605,803	$—	$4,605,803
Automobiles	—	2,382,416	—	2,382,416
Banks	—	42,876,261	—	42,876,261
Beverages	—	1,344,887	—	1,344,887
Building Products	—	1,462,050	—	1,462,050
Capital Markets	—	6,894,874	—	6,894,874
Chemicals	—	11,327,442	—	11,327,442
Commercial Services & Supplies	—	3,452,927	—	3,452,927
Communications Equipment	—	303,293	—	303,293
Construction & Engineering	—	3,104,733	—	3,104,733
Construction Materials	—	719,692	—	719,692
Consumer Finance	—	8,350,910	—	8,350,910
Containers & Packaging	—	4,703,866	—	4,703,866
Distributors	—	566,312	—	566,312
Diversified Consumer Services	—	231,328	—	231,328
Diversified Financial Services	—	6,294,492	—	6,294,492
Diversified Telecommunication Services	—	14,328,949	—	14,328,949
Electric Utilities	—	4,174,011	—	4,174,011
Electrical Equipment	—	1,915,280	—	1,915,280
Electronic Equipment, Instruments & Components	—	1,586,629	—	1,586,629
Energy Equipment & Services	—	2,543,104	—	2,543,104
Equity Real Estate Investment Trusts (REITs)	—	6,158,074	—	6,158,074
Food & Staples Retailing	—	1,167,903	—	1,167,903
Food Products	—	2,730,574	—	2,730,574
Gas Utilities	—	854,643	—	854,643
Health Care Equipment & Supplies	—	1,550,008	—	1,550,008
Health Care Providers & Services	—	4,684,516	—	4,684,516
Health Care Technology	—	464,768	—	464,768
Hotels, Restaurants & Leisure	—	9,682,063	—	9,682,063
Household Durables	—	1,639,873	—	1,639,873
Household Products	—	297,795	—	297,795
Independent Power and Renewable Electricity Producers	—	1,279,711	—	1,279,711
Industrial Conglomerates	—	879,923	—	879,923
Insurance	—	4,471,083	—	4,471,083
Internet & Direct Marketing Retail	—	428,090	—	428,090
Internet Software & Services	—	5,039,829	—	5,039,829
IT Services	—	2,224,669	—	2,224,669
Leisure Products	—	101,005	—	101,005
Life Sciences Tools & Services	—	30,066	—	30,066
Machinery	—	3,492,312	—	3,492,312
Media	—	13,912,947	—	13,912,947
Metals & Mining	—	7,111,504	—	7,111,504
Multiline Retail	—	788,444	—	788,444
Multi-Utilities	—	306,658	—	306,658
Oil, Gas & Consumable Fuels	—	22,629,359	—	22,629,359
Paper & Forest Products	—	1,110,898	—	1,110,898
Personal Products	—	352,477	—	352,477
Pharmaceuticals	—	3,765,040	—	3,765,040
Professional Services	—	426,056	—	426,056
Real Estate Management & Development	—	17,972,634	389,500	18,362,134
Road & Rail	—	2,830,447	—	2,830,447
Semiconductors & Semiconductor Equipment	—	3,565,462	—	3,565,462
Software	—	2,855,789	—	2,855,789
Specialty Retail	—	1,057,341	—	1,057,341
Technology Hardware, Storage & Peripherals	—	1,575,141	—	1,575,141
Textiles, Apparel & Luxury Goods	—	697,615	—	697,615
Thrifts & Mortgage Finance	—	625,239	—	625,239
Tobacco	—	1,502,563	—	1,502,563
Trading Companies & Distributors	—	4,251,944	—	4,251,944
Transportation Infrastructure	—	2,337,169	—	2,337,169
Water Utilities	—	122,228	—	122,228
Wireless Telecommunication Services	—	6,147,492	—	6,147,492
Floating Rate Loan Interests:
Aerospace & Defense	—	1,225,112	—	1,225,112
Air Freight & Logistics	—	522,405	—	522,405
Airlines	—	174,991	8,457	183,448

36

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund

	Level 1	Level 2	Level 3	Total
Auto Components	$—	$194,004	$116,521	$310,525
Automobiles	—	215,397	205,240	420,637
Building Products	—	885,771	—	885,771
Capital Markets	—	875,613	148,129	1,023,742
Chemicals	—	3,548,999	858,280	4,407,279
Commercial Services & Supplies	—	6,004,646	83,104	6,087,750
Communications Equipment	—	149,262	—	149,262
Construction Materials	—	357,927	422,346	780,273
Containers & Packaging	—	2,331,579	—	2,331,579
Distributors	—	481,242	—	481,242
Diversified Consumer Services	—	3,102,803	469,949	3,572,752
Diversified Financial Services	—	3,965,732	377,311	4,343,043
Diversified Telecommunication Services	—	4,932,110	—	4,932,110
Electric Utilities	—	1,612,167	—	1,612,167
Electrical Equipment	—	1,387,976	—	1,387,976
Energy Equipment & Services	—	923,801	—	923,801
Equity Real Estate Investment Trusts (REITs)	—	609,347	—	609,347
Food & Staples Retailing	—	822,503	—	822,503
Food Products	—	3,769,509	99,500	3,869,009
Health Care Equipment & Supplies	—	1,964,892	—	1,964,892
Health Care Providers & Services	—	5,655,199	401,266	6,056,465
Health Care Technology	—	729,433	—	729,433
Hotels, Restaurants & Leisure	—	5,534,518	—	5,534,518
Household Durables	—	594,792	—	594,792
Household Products	—	784,013	—	784,013
Independent Power and Renewable Electricity Producers	—	843,812	—	843,812
Industrial Conglomerates	—	2,741,596	—	2,741,596
Insurance	—	2,801,194	353,186	3,154,380
Internet Software & Services	—	773,196	100,750	873,946
IT Services	—	11,236,455	98,753	11,335,208
Life Sciences Tools & Services	—	249,519	—	249,519
Machinery	—	1,438,209	—	1,438,209
Media	—	8,799,595	328,144	9,127,739
Metals & Mining	—	143,101	103,729	246,830
Multiline Retail	—	1,265,228	—	1,265,228
Multi-Utilities	—	200,549	298,463	499,012
Oil, Gas & Consumable Fuels	—	2,458,406	1,319,080	3,777,486
Paper & Forest Products	—	128,036	—	128,036
Personal Products	—	686,454	—	686,454
Pharmaceuticals	—	3,467,450	—	3,467,450
Professional Services	—	156,182	—	156,182
Real Estate Management & Development	—	489,695	—	489,695
Road & Rail	—	19,651	—	19,651
Semiconductors & Semiconductor Equipment	—	478,146	110,407	588,553
Software	—	6,236,114	531,540	6,767,654
Specialty Retail	—	1,177,799	343,409	1,521,208
Technology Hardware, Storage & Peripherals	—	1,048,259	—	1,048,259
Trading Companies & Distributors	—	1,973,076	154,225	2,127,301
Water Utilities	—	319,714	—	319,714
Wireless Telecommunication Services	—	1,949,745	—	1,949,745
Foreign Agency Obligations(a)	—	9,887,267	—	9,887,267
Foreign Government Obligations(a)	—	2,938,090	—	2,938,090
Investment Companies	5,039,142	—	—	5,039,142
Non-Agency Mortgage-Backed Securities	—	13,451,644	931,300	14,382,944
Preferred Securities:
Banks	—	7,484,531	—	7,484,531
Capital Markets	—	2,776,013	—	2,776,013
Consumer Finance	—	89,164	—	89,164
Machinery	75,788	—	—	75,788
Oil, Gas & Consumable Fuels	—	2,045,870	—	2,045,870
Short-Term Securities	43,181,337	—	—	43,181,337
Options Purchased:
Equity contracts	60,333	9,483	—	69,816
Interest rate contracts	—	495,078	—	495,078
Liabilities:
Unfunded Floating Rate Loan Interests(b)	—	(116)	—	(116)

	$49,684,634	$460,063,096	$10,351,496	$520,099,226

37

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$16,560	$—	$16,560
Equity contracts	19,780	—	—	19,780
Foreign currency exchange contracts	—	144,578	—	144,578
Interest rate contracts	1,057,808	—	—	1,057,808
Liabilities:
Credit contracts	—	(139,640)	—	(139,640)
Equity contracts	(4,532)	—	—	(4,532)
Foreign currency exchange contracts	—	(379,612)	—	(379,612)
Interest rate contracts	(70,386)	(539,553)	—	(609,939)

	$1,002,670	$(897,667)	$—	$105,003

(a)	See above Schedule of Investments for values in each country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended June 30, 2018, there were no transfers between Level 1 and Level 2.

38

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Credit Strategies Income Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interest	Non-Agency Mortgage- Backed Securities	Unfunded Floating Rate Loan Interests	Total
Investments:
Assets:
Opening Balance, as of September 30, 2017	$1,000,000	$12,910	$—	$4,204,035	$1,363,073	$352	$6,580,370
Transfers into Level 3	—	2,425	—	1,960,802	—	—	1,963,227
Transfers out of Level 3	(1,000,000)	—	—	(1,982,215)	(444,089)	—	(3,426,304)
Accrued discounts/premiums	—	—	—	1,457	2,638	—	4,095
Net realized gain (loss)	—	(125,794)	—	(14,963)	—	176	(140,581)
Net change in unrealized appreciation (depreciation)(a)	595	(59,025)	(10,500)	128,376	9,678	139,866	208,990
Purchases	2,000,000	276,765	4,00,000	5,037,144	—	—	7,713,909
Sales	—	(8,969)	—	(2,402,847)	—	(140,394)	(2,552,210)

Closing Balance, as of June 30, 2018	$2,000,595	$98,312	$389,500	6,931,789	$931,300	$—	$10,351,496

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018(a)	$595	$(46,115)	$(10,500)	$(20,438)	$9,678	$—	$(66,780)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

39

Schedule of Investments (unaudited) June 30, 2018	BlackRock GNMA Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Government Sponsored Agency Securities — 180.2%

Collateralized Mortgage Obligations — 21.8%
Federal Home Loan Mortgage Corp.:
Series 4384, Class LB, 3.50%, 08/15/43	USD	1,500	$1,502,837
Series 3745, Class ZA, 4.00%, 10/15/40		335	347,444
Series 3780, Class ZA, 4.00%, 12/15/40		633	655,768
Series 3960, Class PL, 4.00%, 11/15/41		900	939,089
Series 4325, Class ZX, 4.50%, 04/15/44		2,291	2,466,454
Series 4253, Class DZ, 4.75%, 09/15/43		1,609	1,728,546
Federal National Mortgage Association:
Series 2017-76, Class PB, 3.00%, 10/25/57		1,125	1,022,989
Series 2011-8, Class ZA, 4.00%, 02/25/41		3,227	3,290,869
Series 1996-48, Class Z, 7.00%, 11/25/26		275	296,027
Federal National Mortgage Association Variable Rate Notes, Series 2018-32, Class PS, (LIBOR USD 1 Month + 7.23%), 4.79%, 05/25/48(a)		1,988	2,000,434
Government National Mortgage Association:
Series 2013-149, Class MA, 2.50%, 05/20/40		14,611	14,131,380
Series 2014-4, Class AC, 3.00%, 01/20/44		13,135	12,887,305
Series 2017-186, Class DT, 3.00%, 11/20/47		11,713	11,472,389
Series 2018-13, Class LQ, 3.00%, 01/20/48		2,200	2,007,166
Series 2018-51, Class QA, 3.50%, 04/20/48		10,133	10,189,897
Series 2009-122, Class PY, 6.00%, 12/20/39		907	977,885
Government National Mortgage Association Variable Rate Notes(b):
Series 2009-31, Class PT, 3.74%, 05/20/39		353	354,466
Series 2015-187, Class C, 5.26%, 03/20/41		12,976	14,138,511
Series 2015-55, Class A, 5.39%, 03/16/36		11,829	12,757,466
Series 2014-107, Class WX, 6.80%, 07/20/39		1,711	1,892,249
Series 2015-103, Class B, 6.90%, 01/20/40		7,826	8,728,067

			103,787,238
Interest Only Collateralized Mortgage Obligations — 1.1%
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 4611, Class BS, (LIBOR USD 1 Month + 6.10%), 4.03%, 06/15/41(a)		6,202	788,687
Federal National Mortgage Association:

Security	Par (000)			Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2018-21, 3.00%, 04/25/48	USD	4,915		$961,316
Series 2016-64, Class BI, 5.00%, 09/25/46		3,391		681,842
Federal National Mortgage Association Variable Rate Notes(a):
Series 2016-81, Class CS, (LIBOR USD 1 Month + 6.10%), 4.01%, 11/25/46		2,484		322,580
Series 2015-66, Class AS, (LIBOR USD 1 Month + 6.25%), 4.16%, 09/25/45		16,788		2,230,158
Series 2011-100, Class S, (LIBOR USD 1 Month + 6.45%), 4.36%, 10/25/41		1,418		204,367

				5,188,950
Interest Only Commercial Mortgage-Backed Securities — 2.9%
Federal Home Loan Mortgage Corp. Variable Rate Notes(b):
Series K721, Class X1, 0.45%, 08/25/22		73,584		875,967
Series K064, Class X1, 0.74%, 03/25/27		13,149		594,979
Federal National Mortgage Association ACES Variable Rate Notes(b):
Series 2015-M1, Class X2, 0.65%, 09/25/24		43,256		1,240,386
Series 2016-M4, Class X2, 2.68%, 01/25/39		3,601		372,550
Government National Mortgage Association Variable Rate Notes(b):
Series 2017-54, 0.65%, 12/16/58		5,048		315,150
Series 2017-168, 0.66%, 12/16/59		6,273		399,936
Series 2017-72, 0.68%, 04/16/57		12,147		767,522
Series 2017-53, 0.69%, 11/16/56		20,868		1,240,672
Series 2017-64, 0.72%, 11/16/57		3,410		224,448
Series 2017-61, 0.77%, 05/16/59		4,850		372,864
Series 2016-22, 0.77%, 11/16/55		22,063		1,206,151
Series 2016-45, 1.01%, 02/16/58		28,277		2,193,992
Series 2016-110, 1.04%, 05/16/58		5,085		407,881
Series 2016-119, 1.13%, 04/16/58		30,309		2,538,340
Series 2016-113, 1.19%, 02/16/58		12,393		1,137,132

				13,887,970
Mortgage-Backed Securities — 154.4%
Federal Home Loan Mortgage Corp.:
3.00%, 06/01/35 - 07/01/35		1,890		1,863,595
3.00%, 07/15/48(c)		293		283,587
3.50%, 07/01/26 - 09/01/26		76		77,190
3.50%, 07/15/33 - 06/15/44(c)		1,858		1,850,945
4.00%, 04/01/19 - 05/01/26		369		379,484
5.00%, 05/01/35 - 12/01/38		129		137,695
5.65%, 05/01/37 - 12/01/37		1,288		1,384,993
5.75%, 08/01/37 - 04/01/38		1,827		1,974,628
7.50%, 03/01/27		—	(d)	128
9.00%, 12/01/19		—	(d)	12
Federal National Mortgage Association:
2.50%, 04/25/29(c)		5,137		4,992,535
2.50%, 10/01/31 - 03/01/32		305		296,609
3.00%, 07/25/33(c)		1,306		1,298,333
3.00%, 07/01/35 - 06/01/43		26,843		26,382,370
3.00%, 03/01/43 - 11/01/46(e)		61,120		59,499,953
3.40%, 04/01/41		171		170,130
3.50%, 09/01/24 - 11/01/46		19,453		19,528,414
3.50%, 10/25/27 - 04/25/44(c)		9,358		9,400,730
4.00%, 07/01/43		4,511		4,639,030
4.45%, 03/01/36 - 06/01/36		838		851,837
4.50%, 04/25/41(c)		2,700		2,811,398

1

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock GNMA Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
4.94%, 01/01/35 - 05/01/35	USD	299	$304,588
5.00%, 01/01/21 - 04/01/36		2,457	2,619,779
5.18%, 07/01/34		78	79,469
5.20%, 08/01/34 - 09/01/34		297	302,933
5.25%, 07/01/37 - 09/01/37		1,838	1,931,616
5.50%, 12/01/32 - 04/01/35		189	205,539
5.54%, 01/01/35		79	81,198
5.75%, 04/01/37 - 06/01/37		793	840,970
5.80%, 07/01/34		51	52,120
5.94%, 09/01/34		82	83,929
6.50%, 09/01/28 - 08/01/35		2,994	3,277,436
Government National Mortgage Association:
2.50%, 07/15/48(c)		9,380	8,898,823
3.00%, 05/15/42 - 09/20/46		21,162	20,762,833
3.00%, 07/15/48(c)		58,175	56,914,918
3.50%, 04/15/41 - 09/15/43		32,145	32,399,423
3.50%, 08/20/42 - 07/20/43(e)(f)		105,831	107,090,832
3.50%, 02/15/45(e)		16,265	16,406,079
3.50%, 07/15/48(c)		2,027	2,034,799
4.00%, 07/15/42 - 12/20/47		30,784	31,757,531
4.00%, 07/15/48(c)		130,988	134,252,470
4.50%, 12/15/34 - 09/20/44		52,883	55,537,651
4.50%, 10/20/41(c)		26,700	27,751,542
5.00%, 09/15/28 - 10/15/47		47,025	50,086,227
5.30%, 12/15/36 - 04/15/37		475	505,639
5.50%, 03/15/32 - 12/15/34		10,817	11,809,933
5.64%, 02/15/37 - 06/15/37		2,794	3,044,860
5.65%, 05/20/37 - 02/20/38		1,871	1,993,555
5.75%, 08/20/37 - 08/20/38		1,372	1,458,533
5.80%, 11/15/36 - 03/15/37		2,461	2,676,996
6.00%, 03/20/28 - 01/15/39		13,460	14,724,749
6.50%, 09/20/27 - 10/20/40		5,578	6,107,839
7.00%, 03/20/24 - 05/20/27		29	30,733
7.50%, 04/20/23 - 10/20/25		3	3,516
8.00%, 05/15/21 - 05/15/30		84	86,473
8.50%, 03/15/19 - 02/15/25		26	26,338
9.00%, 10/15/19 - 10/15/21		13	13,235
9.50%, 02/15/19 - 09/15/22		15	14,830

			733,993,530
Total U.S. Government Sponsored Agency Securities — 180.2% (Cost: $869,390,178)			856,857,688

Total Long-Term Investments — 180.2% (Cost: $869,390,178)			856,857,688

	Shares
Short-Term Securities — 2.3%

Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.80%(g)(i)		2,019,297	2,019,297

Total Money Market Funds — 0.4% (Cost: $2,019,297)			2,019,297

	Par (000)
U.S. Treasury Obligations — 1.9%
U.S. Treasury Bills, 1.71%, 07/12/18(h)	USD	9,000	8,995,809

Total U.S. Treasury Obligations — 1.9% (Cost: $8,995,296)			8,995,809

	Par (000)		Value
U.S. Treasury Obligations — (continued)
Total Short-Term Securities — 2.3% (Cost: $11,014,593)			$11,015,106

Total Options Purchased — 0.0% (Cost: $167,070)			31,080

Total Investments Before TBA Sale Commitments and Options Written — 182.5% (Cost: $880,571,841)			867,903,874

Total Options Written — 0.0% (Premium Received — $343,877)			(205,987)

TBA Sale Commitments — (35.9)%(c)

Mortgage-Backed Securities — (35.9)%
Federal National Mortgage Association:
3.00%, 05/25/44	USD	76,016	(73,637,207)
3.50%, 04/25/44		24,988	(24,853,582)
4.00%, 09/25/43		4,415	(4,501,100)
Government National Mortgage Association:
3.00%, 07/15/48		2,500	(2,445,849)
3.50%, 04/15/42 - 07/15/48		47,000	(47,179,305)
4.00%, 07/15/48		17,489	(17,924,859)

Total TBA Sale Commitments — (35.9)% (Proceeds: $169,658,438)			(170,541,902)

Total Investments Net of TBA Sale Commitments and Options Written — 146.6% (Cost: $710,569,526)			697,155,985
Liabilities in Excess of Other Assets — (46.6)%			(221,556,330)

Net Assets — 100.0%			$475,599,655

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Represents or includes a TBA transaction.
(d)	Amount is less than $500.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.

2

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock GNMA Portfolio

(g)	Annualized 7-day yield as of period end.
(h)	Rates are discount rates or a range of discount rates at the time of purchase.
(i)

During the period ended June 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity		Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	16,697,387	(14,678,090	)(a)	2,019,297	$2,019,297	$121,996	$29	$—

(a)	Represents net shares sold.
(b)	Includes net capital gain distributions, if applicable.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
HSBC Securities USA, Inc.	2.16%	06/12/18	07/12/18	$13,865,000	$13,879,975	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.15%	06/12/18	07/12/18	36,608,000	36,647,354	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.15%	06/12/18	07/12/18	50,391,000	50,445,170	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.15%	06/13/18	07/12/18	6,854,000	6,861,368	U.S. Government Sponsored Agency Securities	Up to 30 days
Cantor Fitzgerald & Co.	2.15%	06/15/18	07/17/18	15,875,000	15,887,325	U.S. Government Sponsored Agency Securities	Up to 30 days
Royal Bank of Canada	2.16%	06/20/18	07/19/18	20,373,000	20,386,446	U.S. Government Sponsored Agency Securities	Up to 30 days

				$143,966,000	$144,107,638

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Ultra Bond	9	09/19/18	$1,436	$45,417

Short Contracts
90-Day Eurodollar	9	09/17/18	2,195	13,382
U.S. Treasury 10 Year Note	532	09/19/18	63,940	(262,129)
U.S. Treasury 10 Year Ultra Note	19	09/19/18	2,436	2,785
U.S. Treasury Long Bond	53	09/19/18	7,685	(160,663)
U.S. Treasury 2 Year Note	230	09/28/18	48,720	(44,086)
U.S. Treasury 5 Year Note	262	09/28/18	29,768	146,733
90-Day Eurodollar	9	12/17/18	2,191	(799)
90-Day Eurodollar	9	03/18/19	2,188	621
90-Day Eurodollar	9	06/17/19	2,186	14,137
90-Day Eurodollar	9	09/16/19	2,184	3,812
90-Day Eurodollar	9	12/16/19	2,183	(2,374)
90-Day Eurodollar	8	03/16/20	1,940	(2,334)
90-Day Eurodollar	9	06/15/20	2,183	(686)

				(291,601)

				$(246,184)

OTC Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
30Y-5Y CMS Index Cap	0.30%	Barclays Bank plc	07/30/18	USD	101,000	$10	$57,570	$(57,560)

3

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock GNMA Portfolio

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put
10-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	11/16/18	3.35%	USD	10,000	$31,070

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.50%	Semi-Annual	Bank of America NA	11/16/18	2.50%	USD	18,240	$(7,943)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.50%	Semi-Annual	JP Morgan Chase Bank NA	11/26/18	2.50%	USD	10,200	(26,714)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.40%	Semi-Annual	Barclays Bank plc	11/26/18	2.40%	USD	5,100	(1,613)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.50%	Semi-Annual	Bank of America NA	11/26/18	2.50%	USD	18,240	(8,894)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.55%	Semi-Annual	Citibank NA	12/28/18	2.55%	USD	9,900	(40,663)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.55%	Semi-Annual	Citibank NA	12/28/18	2.55%	USD	9,500	(8,380)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.55%	Semi-Annual	Citibank NA	12/28/18	2.55%	USD	14,300	(36,541)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.40%	Semi-Annual	Bank of America NA	03/21/19	2.40%	USD	12,600	(10,090)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.40%	Semi-Annual	Bank of America NA	03/21/19	2.40%	USD	12,600	(10,090)

										(150,928)

Put
2-Year Interest Rate Swap	3.25%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	10/19/18	3.25%	USD	26,600	(6,569)
2-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	03/21/19	3.20%	USD	25,200	(48,490)

										(55,059)

										$(205,987)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date				Upfront Premium Paid (Received)
Rate	Frequency	Rate	Frequency		Notional Amount (000)		Value		Unrealized Appreciation (Depreciation)
2.66%	Semi-Annual	3 month LIBOR	Quarterly	02/06/23	USD	12,000	$28,513	$—	$28,513
2.87%	Semi-Annual	3 month LIBOR	Quarterly	03/23/23	USD	9,600	(65,796)	—	(65,796)
3 month LIBOR	Quarterly	3.13%	Semi-Annual	05/22/28	USD	1,750	32,617	—	32,617

							$(4,666)	$—	$(4,666)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	2.34%
1 month LIBOR	London Interbank Offered Rate	2.09%

4

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock GNMA Portfolio

Currency

USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate
TBA	To-be-announced

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$856,857,688	$—	$856,857,688
Short-Term Securities:
Money Market Funds	2,019,297	—	—	2,019,297
U.S. Treasury Obligations	—	8,995,809	—	8,995,809
Options Purchased:
Interest rate contracts	—	31,080	—	31,080
Liabilities:
TBA Sale Commitments	—	(170,541,902)	—	(170,541,902)

	$2,019,297	$695,342,675	$—	$697,361,972

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$226,887	$61,130	$—	$288,017
Liabilities:
Interest rate contracts	(558,655)	(186,199)	—	(744,854)

	$(331,768)	$(125,069)	$—	$(456,837)

(a)	See above Schedule of Investments for values in each security type.
(b)

Derivative financial instruments are swaps, futures contracts and options written. Swaps, futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $144,107,638 are categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2018, there were no transfers between levels.

5

Consolidated Schedule of Investments (unaudited) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 2.9%
Adagio V CLO DAC, Series V-X, Class E, (EURIBOR 3 Month + 6.70%), 6.70%, 10/15/29(a)	EUR	820	$977,830
Allegro CLO II Ltd., Series 2014-1A, Class CR, (LIBOR USD 3 Month + 3.85%), 6.21%, 01/21/27(a)(b)	USD	4,200	4,204,268
Allegro CLO VI Ltd., Series 2017-2A, Class D, (LIBOR USD 3 Month + 2.75%), 4.48%, 01/17/31(a)(b)		1,940	1,919,340
ALM VI Ltd.(a)(b):
Series 2012-6A Class CR3, (LIBOR USD 3 Month + 2.70%), 5.05%, 07/15/26		4,630	4,618,583
Series 2012-6A Class DR3, (LIBOR USD 3 Month + 5.05%), 7.40%, 07/15/26(c)		2,500	2,497,500
ALM VII Ltd., Series 2012-7A, Class CR, (LIBOR USD 3 Month + 3.85%), 6.20%, 10/15/28(a)(b)		5,500	5,522,004
ALM VII R Ltd., Series 2013-7RA, Class BR, (LIBOR USD 3 Month + 2.70%), 5.05%, 10/15/28(a)(b)		1,000	1,008,333
ALM VII R-2 Ltd.(a)(b):
Series 2013-7R2A Class BR, (LIBOR USD 3 Month + 2.75%), 5.10%, 10/15/27		1,000	1,003,298
Series 2013-7R2A Class CR, (LIBOR USD 3 Month + 4.10%), 6.45%, 10/15/27		1,000	1,005,574
ALM VIII Ltd., Series 2013-8A, Class CR, (LIBOR USD 3 Month + 3.95%), 6.30%, 10/15/28(a)(b)		2,750	2,761,104
ALM XVI Ltd.(a)(b):
Series 2015-16A Class BR2, (LIBOR USD 3 Month + 1.90%), 4.23%, 07/15/27		1,000	1,000,000
Series 2015-16A Class CR2, (LIBOR USD 3 Month + 2.70%), 5.03%, 07/15/27		7,000	7,000,000
ALM XVIII Ltd., Series 2016-18A, Class D, (LIBOR USD 3 Month + 7.60%), 9.95%, 07/15/27(a)(b)		1,000	1,002,720
AMMC CLO 15 Ltd., Series 2014-15A, Class D, (LIBOR USD 3 Month + 4.20%), 6.53%, 12/09/26(a)(b)		2,500	2,520,976
AMMC CLO 16 Ltd., Series 2015-16A, Class DR, (LIBOR USD 3 Month + 3.55%), 5.90%, 04/14/29(a)(b)		2,500	2,518,184
AMMC CLO 19 Ltd.(a)(b):
Series 2016-19A Class C, (LIBOR USD 3 Month + 2.80%), 5.15%, 10/15/28		838	841,916
Series 2016-19A Class D, (LIBOR USD 3 Month + 3.75%), 6.10%, 10/15/28		1,000	1,003,989
AMMC CLO 20 Ltd., Series 2017-20A, Class E, (LIBOR USD 3 Month + 5.81%), 8.16%, 04/17/29(a)(b)		1,000	998,889
Anchorage Capital CLO 3-R Ltd., Series 2014-3RA, Class D, (LIBOR USD 3 Month + 2.60%), 4.96%, 01/28/31(a)(b)		1,000	995,597
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 4.96%, 01/28/31(a)(b)		5,250	5,226,883

Security	Par (000)		Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 6 Ltd.(a)(b):
Series 2015-6A Class CR, (LIBOR USD 3 Month + 2.40%), 4.75%, 07/15/30	USD	2,300	$2,303,637
Series 2015-6A Class DR, (LIBOR USD 3 Month + 3.55%), 5.90%, 07/15/30		3,250	3,267,546
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class ER, (LIBOR USD 3 Month + 5.60%), 7.95%, 10/15/27(a)(b)		3,000	3,002,860
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class D, (LIBOR USD 3 Month + 4.20%), 6.56%, 07/28/28(a)(b)		1,500	1,501,180
Anchorage Capital CLO 9 Ltd.(a)(b):
Series 2016-9A Class D, (LIBOR USD 3 Month + 4.00%), 6.35%, 01/15/29		1,000	1,007,168
Series 2016-9A Class E, (LIBOR USD 3 Month + 7.25%), 9.60%, 01/15/29		1,000	1,015,595
Anchorage Capital CLO Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.20%), 5.54%, 10/13/30(a)(b)		1,250	1,248,596
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.12%, 04/15/31(a)(b)		1,450	1,449,321
Apidos CLO XV(a)(b):
Series 2013-15A Class CRR, (LIBOR USD 3 Month + 1.85%), 4.21%, 04/20/31		1,000	998,839
Series 2013-15A Class DRR, (LIBOR USD 3 Month + 2.70%), 5.06%, 04/20/31		1,000	994,234
Series 2013-15A Class ERR, (LIBOR USD 3 Month + 5.70%), 8.06%, 04/20/31		1,000	1,003,909
Apidos CLO XVI, Series 2013-16A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.36%, 01/19/25(a)(b)		3,500	3,502,758
Apidos CLO XVIII, Series 2014-18A, Class CR, (LIBOR USD 3 Month + 3.25%), 5.61%, 07/22/26(a)(b)		1,850	1,850,781
Apidos CLO XX, Series 2015-20A, Class BR, (LIBOR USD 3 Month + 2.60%), 4.95%, 01/16/27(a)(b)		1,000	999,990
Apidos CLO XXI, Series 2015-21A, Class C, (LIBOR USD 3 Month + 3.55%), 5.91%, 07/18/27(a)(b)		1,000	1,000,236
Apidos CLO XXII, Series 2015-22A, Class D, (LIBOR USD 3 Month + 6.00%), 8.36%, 10/20/27(a)(b)		1,000	1,009,063
Apidos CLO XXIII, Series 2015-23A, Class D2, (LIBOR USD 3 Month + 5.95%), 8.30%, 01/15/27(a)(b)		2,000	2,000,733
Apidos CLO XXIX(a)(b)(c):
Series 2018-29A Class A2, (LIBOR USD 3 Month + 1.55%), 3.94%, 07/25/30		1,500	1,500,000
Series 2018-29A Class B, (LIBOR USD 3 Month + 1.90%), 4.29%, 07/25/30		1,500	1,500,000
Series 2018-29A Class C, (LIBOR USD 3 Month + 2.75%), 5.14%, 07/25/30		1,500	1,500,000

1

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Aqueduct European CLO DAC, Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30(a)	EUR	884	$975,962
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(a)		917	1,090,922
Ares European CLO VIII BV, Series 8X, Class E, (EURIBOR 3 Month + 6.35%), 6.35%, 02/17/30(a)		700	844,992
Ares XLI CLO Ltd., Series 2016-41A, Class D, (LIBOR USD 3 Month + 4.20%), 6.55%, 01/15/29(a)(b)	USD	450	457,399
Ares XLIV CLO Ltd.(a)(b):
Series 2017-44A Class C, (LIBOR USD 3 Month + 3.45%), 5.80%, 10/15/29		1,000	1,005,257
Series 2017-44A Class D, (LIBOR USD 3 Month + 6.55%), 8.90%, 10/15/29		1,000	1,019,033
Ares XLVI CLO Ltd., Series 2017-46A, Class SUB, (LIBOR USD 3 Month + 0.00%), 0.00%, 01/15/30(a)(b)		2,000	1,881,652
Ares XLVIII CLO(a)(b):
Series 2018-48A Class C, (LIBOR USD 3 Month + 1.80%), 4.14%, 07/20/30		1,250	1,247,647
Series 2018-48A Class D, (LIBOR USD 3 Month + 2.70%), 5.04%, 07/20/30		1,000	997,487
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, (LIBOR USD 3 Month + 3.75%), 6.11%, 07/28/29(a)(b)		1,000	1,011,236
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, (LIBOR USD 3 Month + 3.25%), 5.60%, 10/17/24(a)(b)		1,650	1,651,603
Ares XXXIII CLO Ltd.(a)(b):
Series 2015-1A Class B2R, (LIBOR USD 3 Month + 2.80%), 5.12%, 12/05/25		1,000	1,006,885
Series 2015-1A Class CR, (LIBOR USD 3 Month + 4.20%), 6.52%, 12/05/25		4,750	4,808,444
Ares XXXIIR CLO Ltd.(a)(b):
Series 2014-32RA Class A2A, (LIBOR USD 3 Month + 1.55%), 3.91%, 05/15/30		1,000	995,434
Series 2014-32RA Class B, (LIBOR USD 3 Month + 1.80%), 4.16%, 05/15/30		1,500	1,488,703
Series 2014-32RA Class C, (LIBOR USD 3 Month + 2.90%), 5.26%, 05/15/30		2,250	2,228,741
Series 2014-32RA Class D, (LIBOR USD 3 Month + 5.85%), 8.21%, 05/15/30		1,000	1,003,445
Ares XXXVII CLO Ltd.(a)(b):
Series 2015-4A Class CR, (LIBOR USD 3 Month + 2.65%), 5.00%, 10/15/30		2,850	2,841,886
Series 2015-4A Class DR, (LIBOR USD 3 Month + 6.15%), 8.50%, 10/15/30		4,000	4,056,429
Ares XXXVR CLO Ltd.(a)(b):
Series 2015-35RA Class C, (LIBOR USD 3 Month + 1.90%), 4.24%, 07/15/30		1,000	1,000,000
Series 2015-35RA Class D, (LIBOR USD 3 Month + 3.00%), 5.34%, 07/15/30		1,000	1,000,000
Atlas Senior Loan Fund X Ltd.(a)(b):
Series 2018-10A Class B, (LIBOR USD 3 Month + 1.50%), 3.85%, 01/15/31		1,800	1,781,953
Series 2018-10A Class D, (LIBOR USD 3 Month + 2.75%), 5.10%, 01/15/31		1,950	1,925,698

Security	Par (000)		Value
Asset-Backed Securities (continued)
Atrium VIII(b):
Series 8A Class DR, (LIBOR USD 3 Month + 4.00%), 6.36%, 10/23/24(a)	USD	1,450	$1,459,438
Series 8A Class ER, (LIBOR USD 3 Month + 7.25%), 9.61%, 10/23/24(a)		1,750	1,772,722
Series 8A Class SUB, 0.00%, 10/23/24(d)		11,500	8,078,532
Atrium X, Series 10A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.35%, 07/16/25(a)(b)		2,000	1,999,652
Avery Point IV CLO Ltd., Series 2014-1A, Class CR, (LIBOR USD 3 Month + 2.35%), 4.71%, 04/25/26(a)(b)		1,000	999,443
AVOCA, Series 2018X, Class E, (EURIBOR 3 Month + 4.60%), 4.60%, 04/15/31(a)	EUR	700	785,317
Avoca Capital CLO X Ltd., Series 10X, Class ER, (EURIBOR 3 Month + 6.05%), 6.05%, 01/15/30(a)		800	949,770
Avoca CLO XV DAC, Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(a)		620	676,423
Avoca CLO XVII Designated Activity Co., Series 17X, Class E, (EURIBOR 3 Month + 5.95%), 5.95%, 01/15/30(a)		1,279	1,510,353
Ballyrock CLO Ltd., Series 2016-1A, Class C, (LIBOR USD 3 Month + 2.70%), 5.05%, 10/15/28(a)(b)	USD	2,750	2,761,348
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class CR, (LIBOR USD 3 Month + 3.45%), 5.81%, 10/18/29(a)(b)		3,250	3,261,507
Benefit Street Partners CLO XII Ltd.(a)(b):
Series 2017-12A Class C, (LIBOR USD 3 Month + 3.05%), 5.40%, 10/15/30		2,000	2,000,621
Series 2017-12A Class D, (LIBOR USD 3 Month + 6.41%), 8.76%, 10/15/30		2,000	2,024,716
Bilbao CLO I DAC, Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.41%, 07/20/31(a)	EUR	400	440,261
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, (LIBOR USD 3 Month + 3.45%), 5.80%, 07/15/26(a)(b)	USD	1,000	1,000,039
BlueMountain CLO Ltd.(a)(b):
Series 2013-4A Class DR, (LIBOR USD 3 Month + 3.15%), 5.50%, 04/15/25		1,000	1,000,330
Series 2015-1A Class C, (LIBOR USD 3 Month + 3.75%), 6.09%, 04/13/27		1,250	1,252,907
Series 2016-1A Class BR, (LIBOR USD 3 Month + 1.35%), 3.71%, 04/20/27		1,250	1,247,069
Series 2016-3A Class E, (LIBOR USD 3 Month + 6.85%), 9.19%, 11/15/27		1,000	1,014,129
Bristol Park CLO Ltd., Series 2016-1A, Class E, (LIBOR USD 3 Month + 7.25%), 9.60%, 04/15/29(a)(b)		1,000	1,029,532
Burnham Park CLO Ltd.(a)(b):
Series 2016-1A Class D, (LIBOR USD 3 Month + 3.85%), 6.21%, 10/20/29		1,250	1,257,119
Series 2016-1A Class E, (LIBOR USD 3 Month + 6.85%), 9.21%, 10/20/29		1,000	1,011,653
Canyon Capital CLO Ltd., Series 2016-2A, Class E, (LIBOR USD 3 Month + 6.75%), 9.10%, 10/15/28(a)(b)		1,000	1,009,549
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2012-3A Class BR, (LIBOR USD 3 Month + 2.50%), 4.85%, 10/14/28		3,000	3,010,312
Series 2012-4A Class C1R, (LIBOR USD 3 Month + 2.60%), 4.96%, 01/20/29		3,650	3,667,360
Series 2012-4A Class DR, (LIBOR USD 3 Month + 4.10%), 6.46%, 01/20/29		1,000	1,011,887

2

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Series 2013-1A Class CR, (LIBOR USD 3 Month + 3.35%), 5.70%, 08/14/30	USD	2,000	$2,007,883
Series 2013-4A Class DRR, (LIBOR USD 3 Month + 2.65%), 4.37%, 01/15/31		1,600	1,585,424
Series 2014-2RA Class B, (LIBOR USD 3 Month + 1.83%), 3.83%, 05/15/31		1,500	1,499,417
Series 2015-1A Class DR, (LIBOR USD 3 Month + 3.00%), 5.36%, 04/20/27		3,500	3,499,588
Series 2015-1A Class E1, (LIBOR USD 3 Month + 5.30%), 7.66%, 04/20/27		3,750	3,769,361
Series 2015-2A Class CR, (LIBOR USD 3 Month + 2.25%), 4.62%, 04/27/27		1,250	1,250,339
Series 2015-3A Class D, (LIBOR USD 3 Month + 5.70%), 8.06%, 07/28/28		825	824,935
Series 2015-4A Class D, (LIBOR USD 3 Month + 6.10%), 8.46%, 10/20/27		1,200	1,211,262
Series 2015-4A Class SBB1, (LIBOR USD 3 Month + 8.50%), 10.86%, 10/20/27(c)		2,841	2,812,309
Series 2016-1A Class C, (LIBOR USD 3 Month + 4.90%), 7.26%, 04/20/27		2,000	2,000,004
Series 2016-1A Class D, (LIBOR USD 3 Month + 7.60%), 9.96%, 04/20/27		2,000	1,999,837
Series 2016-3A Class C, (LIBOR USD 3 Month + 4.00%), 6.36%, 10/20/29		1,000	1,006,435
Carlyle US CLO Ltd.(a)(b):
Series 2017-1A Class D, (LIBOR USD 3 Month + 6.00%), 8.36%, 04/20/31		1,000	1,013,310
Series 2017-2A Class C, (LIBOR USD 3 Month + 3.70%), 6.06%, 07/20/31		3,000	3,033,054
Series 2017-4A Class C, (LIBOR USD 3 Month + 2.80%), 5.15%, 01/15/30		1,000	983,829
Series 2017-4A Class D, (LIBOR USD 3 Month + 6.15%), 8.50%, 01/15/30		1,000	1,013,443
Catskill Park CLO Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 3.70%), 6.06%, 04/20/29(a)(b)		2,500	2,525,916
CBAM Ltd.(a)(b):
Series 2017-3A Class E1, (LIBOR USD 3 Month + 6.50%), 8.85%, 10/17/29		1,000	1,013,461
Series 2018-6A Class B1, (LIBOR USD 3 Month + 1.50%), 3.84%, 07/15/31(c)		2,000	1,994,000
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.01%, 07/23/30(a)(b)		3,000	3,018,985
Cedar Funding IX CLO Ltd.(a)(b):
Series 2018-9A Class C, (LIBOR USD 3 Month + 1.75%), 3.99%, 04/20/31		1,250	1,237,299
Series 2018-9A Class D, (LIBOR USD 3 Month + 2.60%), 4.84%, 04/20/31		1,400	1,367,545
Series 2018-9A Class E, (LIBOR USD 3 Month + 5.35%), 7.59%, 04/20/31		1,620	1,578,614
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class D, (LIBOR USD 3 Month + 3.25%), 5.60%, 10/17/30(a)(b)		3,695	3,706,951
Cent CLO 17 Ltd.(a)(b)(c):
Series C17A Class A2R, (LIBOR USD 3 Month + 1.60%), 3.96%, 04/30/31		1,000	998,000
Series C17A Class BR, (LIBOR USD 3 Month + 1.85%), 4.20%, 04/30/31		1,000	998,000
Series C17A Class CR, (LIBOR USD 3 Month + 2.80%), 5.15%, 04/30/31		2,000	1,996,000
Series C17A Class DR, (LIBOR USD 3 Month + 6.00%), 8.36%, 04/30/31		1,000	997,500

Security	Par (000)		Value
Asset-Backed Securities (continued)
Cent CLO 24 Ltd., Series 2015-24A, Class D2, (LIBOR USD 3 Month + 6.78%), 9.13%, 10/15/26(a)(b)	USD	1,000	$1,000,011
Chenango Park CLO Ltd., Series 2018-1A, Class B, (LIBOR USD 3 Month + 1.85%), 3.94%, 04/15/30(a)(b)(c)		1,800	1,800,540
CIFC Funding Ltd.(a)(b):
Series 2013-4A Class DRR, (LIBOR USD 3 Month + 2.80%), 4.89%, 04/27/31(c)		1,500	1,500,000
Series 2014-2RA Class A3, (LIBOR USD 3 Month + 1.90%), 4.01%, 04/24/30(c)		2,000	2,000,000
Series 2014-3A Class DR, (LIBOR USD 3 Month + 3.15%), 5.51%, 07/22/26		2,000	2,000,757
Series 2014-5A Class CR, (LIBOR USD 3 Month + 2.70%), 5.05%, 01/17/27		1,000	999,900
Series 2015-4A Class C1, (LIBOR USD 3 Month + 3.80%), 6.16%, 10/20/27		1,750	1,759,734
Series 2017-1A Class D, (LIBOR USD 3 Month + 3.50%), 5.86%, 04/23/29		1,500	1,511,112
Series 2018-1A Class C, (LIBOR USD 3 Month + 1.75%), 3.91%, 04/18/31		1,200	1,193,638
Series 2018-1A Class D, (LIBOR USD 3 Month + 2.65%), 4.81%, 04/18/31		1,500	1,485,470
Clear Creek CLO Ltd., Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.95%), 5.31%, 10/20/30(a)(b)		1,350	1,349,972
CVC Cordatus Loan Fund VIII DAC(a):
Series 8X Class E, (EURIBOR 3 Month + 5.70%), 5.70%, 04/23/30	EUR	1,600	1,914,520
Series 8X Class F, (EURIBOR 3 Month + 7.65%), 4.90%, 04/23/30		551	640,093
Dewolf Park CLO Ltd.(a)(b):
Series 2017-1A Class C, (LIBOR USD 3 Month + 2.15%), 4.50%, 10/15/30	USD	1,000	1,002,277
Series 2017-1A Class E, (LIBOR USD 3 Month + 6.20%), 8.55%, 10/15/30		1,000	1,014,762
Dryden 36 Senior Loan Fund, Series 2014-36A, Class DR, (LIBOR USD 3 Month + 4.24%), 6.59%, 01/15/28(a)(b)		1,000	1,012,063
Dryden 37 Senior Loan Fund, Series 2015-37A, Class DR, (LIBOR USD 3 Month + 2.50%), 4.22%, 01/15/31(a)(b)		2,000	1,959,028
Dryden 50 Senior Loan Fund, Series 2017-50A, Class C, (LIBOR USD 3 Month + 2.25%), 4.60%, 07/15/30(a)(b)		3,000	3,008,678
Elevation CLO Ltd., Series 2013-1A, Class CR, (LIBOR USD 3 Month + 4.68%), 7.02%, 11/15/28(a)(b)		800	805,262
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, (EURIBOR 3 Month + 6.30%), 6.30%, 11/10/30(a)	EUR	700	828,986
Fillmore Park CLO Ltd., Series 2018-1A, Class D, (LIBOR USD 3 Month + 2.90%), 5.24%, 07/15/30(a)(b)	USD	1,000	1,000,000
Galaxy XXI CLO Ltd., Series 2015-21A, Class AR, (LIBOR USD 3 Month + 1.02%), 3.38%, 04/20/31(a)(b)		1,000	998,883
Galaxy XXIX CLO Ltd.(a)(b):
Series 2018-29A Class C, (LIBOR USD 3 Month + 1.68%), 4.01%, 11/15/26		1,500	1,499,840
Series 2018-29A Class D, (LIBOR USD 3 Month + 2.40%), 4.73%, 11/15/26		2,150	2,150,536

3

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Galaxy XXVII CLO Ltd., Series 2018-27A, Class D, (LIBOR USD 3 Month + 2.75%), 5.10%, 05/16/31(a)(b)	USD	1,500	$1,482,966
Gilbert Park CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.40%), 8.75%, 10/15/30(a)(b)		1,500	1,525,797
GLG Euro CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 4.27%), 4.27%, 05/15/31(a)	EUR	1,400	1,545,817
Goldentree Loan Management US CLO 3 Ltd.(a)(b)(c):
Series 2018-3A Class C, (LIBOR USD 3 Month + 1.90%), 4.34%, 04/20/30	USD	2,500	2,500,000
Series 2018-3A Class D, (LIBOR USD 3 Month + 2.85%), 5.29%, 04/20/30		2,000	2,000,000
Greenwood Park CLO Ltd.(a)(b)(c):
Series 2018-1A Class D, (LIBOR USD 3 Month + 2.50%), 4.53%, 04/15/31		1,450	1,409,400
Series 2018-1A Class E, (LIBOR USD 3 Month + 4.95%), 6.98%, 04/15/31		790	758,400
Greywolf CLO V Ltd., Series 2015-1A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.36%, 01/27/31(a)(b)		2,000	1,989,803
Harvest CLO XVI DAC, Series 16X, Class E, (EURIBOR 3 Month + 6.40%), 6.40%, 10/15/29(a)	EUR	1,125	1,335,931
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18 Class A2, (LIBOR USD 3 Month + 1.50%), 3.87%, 07/18/31	USD	1,250	1,250,000
Series 12A-18 Class B, (LIBOR USD 3 Month + 1.85%), 4.22%, 07/18/31		2,500	2,500,000
Series 12A-18 Class C, (LIBOR USD 3 Month + 2.75%), 5.12%, 07/18/31		1,250	1,250,000
Series 5A-2015 Class D1R, (LIBOR USD 3 Month + 3.30%), 5.66%, 01/29/26		4,000	4,003,148
Series 6A-2015 Class CR, (LIBOR USD 3 Month + 2.50%), 4.86%, 02/05/31		2,500	2,452,179
Series 8A-2016 Class D, (LIBOR USD 3 Month + 4.85%), 7.21%, 04/20/27		1,500	1,499,953
Series 8A-2016 Class DR, (LIBOR USD 3 Month + 2.90%), 0.00%, 07/20/30		1,500	1,500,000
Series 8A-2016 Class E, (LIBOR USD 3 Month + 7.90%), 10.26%, 04/20/27		1,000	999,913
HPS Loan Management Ltd., Series 9A-2016, Class D2, (LIBOR USD 3 Month + 6.45%), 8.81%, 07/19/27(a)(b)		1,000	1,002,856
Jamestown CLO IV Ltd., Series 2014-4A, Class SUB0.00%, 07/15/26(b)(d)		2,000	492,906
LCM XIV LP(a)(b):
Series 14A Class BR, (LIBOR USD 3 Month + 1.58%), 3.98%, 07/20/31		1,000	999,914
Series 14A Class CR, (LIBOR USD 3 Month + 1.85%), 4.25%, 07/20/31		1,550	1,549,742
LCM XV LP, Series 15A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.76%, 07/20/30(a)(b)		1,000	1,004,258
LCM XVIII LP, Series 18A, Class INC, 0.00%, 04/20/31(b)(d)		3,065	1,950,873
Madison Park Funding X Ltd.(a)(b):
Series 2012-10A Class DR, (LIBOR USD 3 Month + 4.20%), 6.56%, 01/20/29		5,000	5,062,035
Series 2012-10A Class ER, (LIBOR USD 3 Month + 7.62%), 9.98%, 01/20/29		2,000	2,035,836

Security	Par (000)		Value
Asset-Backed Securities (continued)
Madison Park Funding XIII Ltd.(a)(b)(c):
Series 2014-13A Class CR2, (LIBOR USD 3 Month + 1.90%), 4.26%, 04/19/30	USD	1,500	$1,499,979
Series 2014-13A Class DR2, (LIBOR USD 3 Month + 2.85%), 5.21%, 04/19/30		3,000	3,001,786
Madison Park Funding XIV Ltd., Series 2014-14A, Class DR, (LIBOR USD 3 Month + 3.25%), 5.61%, 07/20/26(a)(b)		4,221	4,224,090
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, (LIBOR USD 3 Month + 2.20%), 4.57%, 01/27/26(a)(b)		1,000	1,001,361
Madison Park Funding XVI Ltd.(a)(b):
Series 2015-16A Class C, (LIBOR USD 3 Month + 3.70%), 6.06%, 04/20/26		1,500	1,503,532
Series 2015-16A Class D, (LIBOR USD 3 Month + 5.50%), 7.86%, 04/20/26		1,000	1,002,189
Madison Park Funding XXV Ltd., Series 2017-25A, Class B, (LIBOR USD 3 Month + 2.35%), 4.71%, 04/25/29(a)(b)		1,000	1,002,199
Madison Park Funding XXVII Ltd., Series 2018-27A, Class C, (LIBOR USD 3 Month + 2.60%), 4.65%, 04/20/30(a)(b)(c)		1,000	996,300
Mill Creek II CLO Ltd., Series 2016-1A, Class E, (LIBOR USD 3 Month + 7.75%), 10.11%, 04/20/28(a)(b)		1,000	1,001,672
MP CLO VII Ltd., Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.50%), 4.86%, 04/18/27(a)(b)		2,750	2,737,724
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.01%, 04/22/29(a)(b)		1,500	1,511,922
Neuberger Berman CLO XVIII Ltd.(a)(b):
Series 2014-18A Class BR, (LIBOR USD 3 Month + 2.55%), 4.91%, 11/14/27		1,500	1,503,672
Series 2014-18A Class CR, (LIBOR USD 3 Month + 4.25%), 6.60%, 11/14/27		3,250	3,265,609
Series 2014-18A Class DR, (LIBOR USD 3 Month + 7.75%), 10.10%, 11/14/27		1,000	1,017,334
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class D, (LIBOR USD 3 Month + 2.50%), 4.85%, 01/15/28(a)(b)		1,000	996,312
Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class D, (LIBOR USD 3 Month + 3.85%), 6.20%, 10/17/27(a)(b)		3,750	3,769,028
Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D, (LIBOR USD 3 Month + 2.60%), 4.62%, 01/15/30(a)(b)		1,000	983,977
Neuberger Berman Loan Advisers CLO 28 Ltd., Series 2018-28A, Class D, (LIBOR USD 3 Month + 2.85%), 4.90%, 04/20/30(a)(b)(c)		1,500	1,500,000
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class DR, (LIBOR USD 3 Month + 2.90%), 5.23%, 07/23/30(a)(b)(c)		1,250	1,248,750
OCP CLO Ltd.(a)(b):
Series 2012-2A Class DR, (LIBOR USD 3 Month + 4.47%), 6.80%, 11/22/25		1,000	1,009,741
Series 2015-8A Class CR, (LIBOR USD 3 Month + 2.80%), 5.15%, 04/17/27		1,750	1,753,060
OCP Euro CLO DAC(a):
Series 2017-2X Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32	EUR	1,347	1,561,083
Series 2017-2X Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		900	1,000,821

4

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
OCP Euro DAC, Series 2017-1X, Class E, (EURIBOR 3 Month + 5.35%), 5.35%, 06/18/30(a)	EUR	1,700	$1,996,819
OCT26(a):
Series 2016-1 Class AR, (LIBOR USD 3 Month + 1.80%), 3.85%, 04/20/31	USD	1,000	999,675
Series 2016-1 Class AR, (LIBOR USD 3 Month + 2.85%), 4.67%, 04/20/31		1,000	1,000,001
Series 2016-1 Class AR, (LIBOR USD 3 Month + 5.40%), 7.45%, 04/20/31		2,500	2,483,941
Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, (LIBOR USD 3 Month + 7.10%), 9.45%, 07/15/27(a)(b)		1,500	1,499,964
Octagon Investment Partners 31 LLC, Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.30%), 8.66%, 07/20/30(a)(b)		1,000	1,019,256
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.20%), 8.55%, 07/15/29(a)(b)		2,500	2,545,764
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.75%), 5.11%, 01/20/31(a)(b)		1,750	1,734,275
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class C, (LIBOR USD 3 Month + 2.60%), 4.35%, 01/20/31(a)(b)		850	839,281
Octagon Investment Partners XVII Ltd.(a)(b):
Series 2013-1A Class A1R2, (LIBOR USD 3 Month + 1.00%), 2.98%, 01/25/31		1,500	1,499,177
Series 2013-1A Class BR2, (LIBOR USD 3 Month + 1.40%), 3.38%, 01/25/31		1,000	998,078
Series 2013-1A Class CR2, (LIBOR USD 3 Month + 1.70%), 3.68%, 01/25/31		1,850	1,848,934
Series 2013-1A Class DR2, (LIBOR USD 3 Month + 2.50%), 4.48%, 01/25/31		1,000	996,428
Series 2013-1A Class ER2, (LIBOR USD 3 Month + 5.15%), 6.98%, 01/25/31		1,000	986,956
Octagon Investment Partners XXII Ltd.(a)(b):
Series 2014-1A Class CRR, (LIBOR USD 3 Month + 1.90%), 4.26%, 01/22/30		1,000	1,002,004
Series 2014-1A Class DRR, (LIBOR USD 3 Month + 2.75%), 5.11%, 01/22/30		1,750	1,730,676
Series 2014-1A Class ERR, (LIBOR USD 3 Month + 5.45%), 7.81%, 01/22/30		453	446,951
OHA Credit Partners XI Ltd., Series 2015-11A, Class E, (LIBOR USD 3 Month + 6.70%), 9.06%, 10/20/28(a)(b)		2,250	2,275,196
OneMain Financial Issuance Trust, Series 2015-2A, Class C4.32%, 07/18/25(b)		1,500	1,496,678
OZLM Funding IV Ltd., Series 2013-4A, Class BR, (LIBOR USD 3 Month + 2.20%), 4.56%, 10/22/30(a)(b)		3,000	3,004,931
OZLM Funding Ltd., Series 2012-1A, Class CR2, (LIBOR USD 3 Month + 3.60%), 5.96%, 07/23/29(a)(b)		1,000	1,009,463
OZLM IX Ltd., Series 2014-9A, Class CR, (LIBOR USD 3 Month + 3.55%), 5.91%, 01/20/27(a)(b)		2,000	2,002,232

Security	Par (000)		Value
Asset-Backed Securities (continued)
OZLM VI Ltd.(a)(b):
Series 2014-6A Class A2AS, (LIBOR USD 3 Month + 1.75%), 4.10%, 04/17/31	USD	1,500	$1,498,526
Series 2014-6A Class B1S, (LIBOR USD 3 Month + 2.10%), 4.45%, 04/17/31		3,000	3,003,407
Series 2014-6A Class B1S, (LIBOR USD 3 Month + 2.10%), 4.76%, 04/17/31		1,000	979,608
Series 2014-6A Class CS, (LIBOR USD 3 Month + 3.13%), 5.48%, 04/17/31		2,000	1,990,232
OZLM XI Ltd., Series 2015-11A, Class CR, (LIBOR USD 3 Month + 3.60%), 5.96%, 10/30/30(a)(b)		5,750	5,800,388
OZLM XII Ltd., Series 2015-12A, Class B, (LIBOR USD 3 Month + 2.90%), 5.26%, 04/30/27(a)(b)		1,500	1,499,868
OZLM XIII Ltd., Series 2015-13A, Class C, (LIBOR USD 3 Month + 4.50%), 6.86%, 07/30/27(a)(b)		1,500	1,501,769
OZLM XIX Ltd., Series 2017-19A, Class C, (LIBOR USD 3 Month + 3.10%), 5.45%, 11/22/30(a)(b)		1,250	1,249,618
OZLM XX Ltd.(a)(b)(c):
Series 2018-20A Class B, (LIBOR USD 3 Month + 1.95%), 4.11%, 04/20/31		1,550	1,550,465
Series 2018-20A Class C, (LIBOR USD 3 Month + 2.95%), 5.11%, 04/20/31		1,550	1,554,030
OZLME BV, Series 1X, Class E, (EURIBOR 3 Month + 6.45%), 6.45%, 01/18/30(a)	EUR	990	1,188,639
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(a)		807	920,646
OZLME III DAC, Series 3X, Class E, (EURIBOR 3 Month + 4.80%), 4.80%, 08/24/30(a)		1,900	2,177,666
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A Class CR, (LIBOR USD 3 Month + 3.60%), 5.95%, 10/17/27	USD	1,000	1,001,972
Series 2014-1A Class CR2, (LIBOR USD 3 Month + 2.65%), 5.00%, 01/17/31		1,825	1,798,487
Series 2014-1A Class DR2, (LIBOR USD 3 Month + 5.70%), 8.05%, 01/17/31		1,500	1,486,535
Series 2015-1A Class BR, (LIBOR USD 3 Month + 2.55%), 4.88%, 05/21/29		1,500	1,506,375
Series 2015-1A Class CR, (LIBOR USD 3 Month + 3.50%), 5.83%, 05/21/29		1,000	1,003,813
Series 2018-2A Class D, (LIBOR USD 3 Month + 5.60%), 0.00%, 07/16/31		1,000	1,000,000
Rockford Tower CLO Ltd.(a)(b):
Series 2017-3A Class D, (LIBOR USD 3 Month + 2.65%), 4.61%, 10/20/30		1,000	979,569
Series 2018-1A Class B, (LIBOR USD 3 Month + 1.72%), 3.98%, 05/20/31		1,000	999,766
Series 2018-1A Class D, (LIBOR USD 3 Month + 3.00%), 5.26%, 05/20/31		1,500	1,490,894
Series 2018-1A Class E, (LIBOR USD 3 Month + 5.85%), 8.11%, 05/20/31		1,000	999,856

5

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Seneca Park CLO Ltd., Series 2014-1A, Class SUB0.00%, 07/17/26(b)(d)	USD	2,500	$850,368
SOUND POINT CLO III-R Ltd., Series 2013-2RA, Class C, (LIBOR USD 3 Month + 1.90%), 4.25%, 04/15/29(a)(b)(c)		1,500	1,500,000
Sound Point CLO XII Ltd., Series 2016-2A, Class D, (LIBOR USD 3 Month + 4.25%), 6.61%, 10/20/28(a)(b)		1,000	1,009,041
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.60%), 4.95%, 01/15/30(a)(b)		2,500	2,468,679
Symphony CLO XII Ltd., Series 2013-12A, Class DR, (LIBOR USD 3 Month + 3.25%), 5.60%, 10/15/25(a)(b)		3,000	3,003,040
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (LIBOR USD 3 Month + 4.00%), 6.36%, 01/23/28(a)(b)		1,000	1,012,000
THL Credit Wind River CLO Ltd., Series 2014-3A, Class DR, (LIBOR USD 3 Month + 3.35%), 5.71%, 01/22/27(a)(b)		1,000	1,000,894
Treman Park CLO Ltd., Series 2015-1A, Class D, (LIBOR USD 3 Month + 3.86%), 6.22%, 04/20/27(a)(b)		1,800	1,805,231
TRESTLES CLO II Ltd.(a)(b)(c):
Series 2018-2A Class B, (LIBOR USD 3 Month + 1.90%), 4.23%, 07/25/31		1,250	1,250,000
Series 2018-2A Class C, (LIBOR USD 3 Month + 2.90%), 5.23%, 07/25/31		1,000	1,000,000
Unique Pub Finance Co. plc (The), Series A45.66%, 06/30/27	GBP	2,618	3,804,805
Venture XXVI CLO Ltd., Series 2017-26A, Class D, (LIBOR USD 3 Month + 4.25%), 6.61%, 01/20/29(a)(b)	USD	3,300	3,349,221
Vibrant CLO VII Ltd., Series 2017-7A, Class D, (LIBOR USD 3 Month + 6.60%), 8.96%, 09/15/30(a)(b)		1,000	1,014,830
Voya CLO, Series 2017-2A, Class D, (LIBOR USD 3 Month + 6.02%), 8.37%, 06/07/30(a)(b)		600	610,316
Voya CLO Ltd.(a)(b):
Series 2014-1A Class BR2, (LIBOR USD 3 Month + 1.90%), 4.26%, 04/18/31		2,000	2,000,354
Series 2014-1A Class CR2, (LIBOR USD 3 Month + 2.80%), 5.16%, 04/18/31		1,000	983,977
Series 2016-3A Class C, (LIBOR USD 3 Month + 3.85%), 6.21%, 10/18/27		2,000	2,011,190
Series 2016-3A Class D, (LIBOR USD 3 Month + 6.85%), 9.21%, 10/18/27		1,000	1,011,214
Series 2018-2A Class E, (LIBOR USD 3 Month + 5.25%), 7.62%, 07/15/31		1,250	1,241,608
Webster Park CLO Ltd.(a)(b):
Series 2015-1A Class CR, (LIBOR USD 3 Month + 2.90%), 0.00%, 07/20/30		1,000	1,000,000
Series 2015-1A Class DR, (LIBOR USD 3 Month + 5.50%), 7.85%, 07/20/30		750	750,000

Security	Par (000)		Value
Asset-Backed Securities (continued)
Westcott Park CLO Ltd.(a)(b):
Series 2016-1A Class D, (LIBOR USD 3 Month + 4.35%), 6.71%, 07/20/28	USD	1,250	$1,276,331
Series 2016-1A Class E, (LIBOR USD 3 Month + 7.20%), 9.56%, 07/20/28		1,000	1,022,738
York CLO 1 Ltd., Series 2014-1A, Class DR, (LIBOR USD 3 Month + 3.40%), 5.76%, 01/22/27(a)(b)		2,500	2,501,848
York CLO-3 Ltd.(a)(b):
Series 2016-1A Class DR, (LIBOR USD 3 Month + 3.60%), 5.96%, 10/20/29		3,000	3,023,927
Series 2016-1A Class ER, (LIBOR USD 3 Month + 6.40%), 8.76%, 10/20/29		2,250	2,277,874

Total Asset-Backed Securities — 2.9% (Cost: $445,202,956)			445,787,157

	Shares
Common Stocks — 2.1%

Auto Components — 0.2%
Lear Corp.		4,315	801,770
UCI International, Inc.(e)		1,260,653	24,109,989

			24,911,759
Banks — 0.1%
Bank of America Corp.		255,815	7,211,425
JPMorgan Chase & Co.		69,051	7,195,114

			14,406,539
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The)		32,814	7,237,784
Morgan Stanley		146,802	6,958,415

			14,196,199
Chemicals — 0.3%
Advanced Emissions Solutions, Inc.		310,220	3,524,099
Platform Specialty Products Corp.(e)		3,806,877	44,159,773

			47,683,872
Construction & Engineering — 0.1%
Star Group, Inc. (The)(e)		598,109	21,692,342

Containers & Packaging — 0.0%
Crown Holdings, Inc.(e)		172,207	7,707,985

Diversified Financial Services — 0.0%(e)
Adelphia Recovery Trust		1,483,417	970
Concrete Investment I SCA(c)(h)		40,610	—

			970
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc.		440,106	8,203,576

Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc.		468,380	16,768,004

Health Care Providers & Services — 0.1%
Tenet Healthcare Corp.(e)		201,522	6,765,094
Universal Health Services, Inc., Class B		108,780	12,122,443

			18,887,537
Internet Software & Services — 0.0%
FreedomPay, Inc.(c)(e)		314,534	3

6

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value
IT Services — 0.1%
First Data Corp., Class A(e)		958,491	$20,061,217

Machinery — 0.0%
Gates Industrial Corp. plc(e)		142,390	2,316,685

Media — 0.1%
Altice USA, Inc., Class A		886,620	15,125,737

Metals & Mining — 0.2%
Constellium NV, Class A(e)		2,544,953	26,213,016

Oil, Gas & Consumable Fuels — 0.4%
Euronav NV		2,985,081	27,462,745
Halcon Resources Corp.(Acquired 05/03/17-02/20/18, cost $8,638,979)(c)(e)(f)		1,171,718	5,143,842
KCAD Holdings I Ltd.(c)(e)		4,067,849,248	22,942,670
Laricina Energy Ltd.(c)(e)(g)		376,471	3
Osum Oil Sands Corp.(c)(e)(g)		1,600,000	3,432,092

			58,981,352
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(e)		1,381	10,592

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.(e)		503,075	30,058,731

Total Common Stocks — 2.1% (Cost: $399,912,458)			327,226,116

	Par (000)
Corporate Bonds — 76.6%

Aerospace & Defense — 2.2%
Arconic, Inc.:
5.87%, 02/23/22	USD	1,030	1,074,805
5.13%, 10/01/24		8,976	8,863,800
5.90%, 02/01/27		12,523	12,616,922
6.75%, 01/15/28		5,394	5,724,383
BBA US Holdings, Inc., 5.38%, 05/01/26(b)		13,652	13,703,332
Bombardier, Inc.(b):
7.75%, 03/15/20		9,602	10,130,110
8.75%, 12/01/21		42,617	46,878,700
6.00%, 10/15/22		839	835,602
6.13%, 01/15/23		37,890	37,984,725
7.50%, 12/01/24		38,327	40,339,167
7.50%, 03/15/25		54,839	57,101,109
7.45%, 05/01/34		5,773	5,845,163
BWX Technologies, Inc., 5.38%, 07/15/26(b)		7,654	7,749,675
KLX, Inc., 5.88%, 12/01/22(b)		17,793	18,482,479
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		9,438	9,791,925
Leonardo SpA, 1.50%, 06/07/24	EUR	800	877,254
Leonardo US Holdings, Inc., 6.25%, 01/15/40(b)	USD	177	191,160
Pioneer Holdings LLC, 9.00%, 11/01/22(b)		7,343	7,581,647
TransDigm UK Holdings plc, 6.88%, 05/15/26(b)		26,851	27,220,201
TransDigm, Inc.:
6.00%, 07/15/22		16,521	16,608,561
6.50%, 07/15/24		6,004	6,109,070
6.38%, 06/15/26		1,020	1,012,350

			336,722,140

Security	Par (000)		Value
Air Freight & Logistics — 0.0%(b)
CEVA Group plc, 6.00% ( 6.00% Cash or 9.00% PIK), 09/01/20(i)	USD	715	$736,831
XPO Logistics, Inc., 6.50%, 06/15/22		4,703	4,808,817

			5,545,648
Airlines — 0.0%
Virgin Australia Pass-Through Trust, Series 2013-1C, 7.13%, 10/23/18(b)		5,028	5,060,755

Auto Components — 0.5%
Adient Global Holdings Ltd., 3.50%, 08/15/24	EUR	5,195	5,616,412
Adler Pelzer Holding GmbH, 4.13%, 04/01/24		3,925	4,606,533
Federal-Mogul LLC, 5.00%, 07/15/24		2,250	2,727,791
GKN Holdings plc, 3.38%, 05/12/32	GBP	900	1,218,920
Icahn Enterprises LP:
6.75%, 02/01/24	USD	15,350	15,465,125
6.38%, 12/15/25		11,952	11,966,940
IHO Verwaltungs GmbH(i):
2.75% ( 2.75% Cash or 3.50% PIK), 09/15/21	EUR	3,138	3,697,302
3.25% ( 3.25% Cash or 4.00% PIK), 09/15/23		5,561	6,560,494
4.50% ( 4.50% Cash or 5.25% PIK), 09/15/23(b)	USD	6,262	5,995,865
3.75% ( 3.75% Cash or 4.50% PIK), 09/15/26	EUR	1,920	2,279,944
JB Poindexter & Co., Inc., 7.13%, 04/15/26(b)	USD	4,958	5,081,950
LKQ Italia Bondco SpA, 3.88%, 04/01/24	EUR	1,889	2,293,966
ZF North America Capital, Inc.:
2.75%, 04/27/23		900	1,118,273
4.75%, 04/29/25(b)	USD	600	599,921

			69,229,436
Automobiles — 0.2%
Fiat Chrysler Automobiles NV, 3.75%, 03/29/24	EUR	3,371	4,191,749
Fiat Chrysler Finance Europe SA:
6.75%, 10/14/19		1,210	1,519,723
4.75%, 07/15/22		2,857	3,685,539
Tesla, Inc., 5.30%, 08/15/25(b)(j)	USD	25,288	22,506,320
Volvo Car AB, 2.00%, 01/24/25	EUR	3,100	3,500,714

			35,404,045
Banks — 1.9%
ABN AMRO Bank NV(a)(k):
(EUR Swap Annual 5 Year + 5.45%), 5.75%		2,200	2,717,812
(EUR Swap Annual 5 Year + 3.90%), 4.75%		2,000	2,226,747
Allied Irish Banks plc(a):
(EUR Swap Annual 5 Year + 7.34%), 7.38%(k)		1,800	2,296,243
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/25		7,056	8,632,270
Alpha Bank AE, 2.50%, 02/05/23		3,022	3,522,895
Banco Bilbao Vizcaya Argentaria SA, (EUR Swap Annual 5 Year + 9.18%), 8.88%(a)(k)		800	1,046,394
Banco BPM SpA:
4.25%, 01/30/19		1,600	1,893,376
2.75%, 07/27/20		5,036	5,928,089
1.75%, 04/24/23		2,390	2,600,316
Banco de Sabadell SA, (EUR Swap Annual 5 Year + 6.41%), 6.50%(a)(k)		200	233,280
Banco Espirito Santo SA(e)(l):
2.63%, 05/08/17		10,400	3,461,359
4.75%, 01/15/18		12,300	4,057,813
4.00%, 01/21/19		12,000	4,063,944

7

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Banks (continued)
Banco Santander SA(a)(k):
(EUR Swap Annual 5 Year + 5.41%), 6.25%	EUR	4,000	$4,747,107
(EUR Swap Annual 5 Year + 6.80%), 6.75%		3,100	3,887,168
(EUR Swap Annual 5 Year + 4.10%), 4.75%		1,400	1,508,819
Bank of Ireland(a):
(EUR Swap Annual 5 Year + 6.96%), 7.38%(k)		1,636	2,049,033
(EUR Swap Annual 5 Year + 3.55%), 4.25%, 06/11/24		6,067	7,268,021
Bank of Ireland Group plc, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.70%), 3.12%, 09/19/27(a)	GBP	810	1,036,320
Bankia SA(a):
(EUR Swap Annual 5 Year + 5.82%), 6.00%(k)	EUR	2,400	2,797,815
(EUR Swap Annual 5 Year + 3.17%), 4.00%, 05/22/24		3,300	3,934,214
(EUR Swap Annual 5 Year + 3.35%), 3.38%, 03/15/27		1,900	2,258,759
Barclays plc:
(GBP Swap 5 Year + 6.46%), 7.25%(a)(k)	GBP	3,980	5,390,486
4.38%, 09/11/24	USD	29,980	29,139,945
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/25(a)	EUR	1,300	1,546,775
5.20%, 05/12/26	USD	7,800	7,662,416
BNP Paribas SA, (EUR Swap Annual 5 Year + 5.23%), 6.12%(a)(k)	EUR	1,180	1,499,822
CaixaBank SA(a):
(EUR Swap Annual 5 Year + 6.50%), 6.75%(k)		1,000	1,240,788
(EUR Swap Annual 5 Year + 4.50%), 5.25%(k)		2,200	2,350,781
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 02/15/27		1,900	2,329,530
(EUR Swap Annual 5 Year + 2.35%), 2.75%, 07/14/28		800	946,131
CIT Group, Inc.:
5.00%, 08/15/22	USD	6,963	7,041,334
5.25%, 03/07/25		8,589	8,653,417
6.13%, 03/09/28		4,854	4,987,485
6.00%, 04/01/36		21,122	19,643,460
Cooperatieve Rabobank UA(a)(k):
(EUR Swap Annual 5 Year + 5.25%), 5.50%	EUR	2,100	2,620,515
(EUR Swap Annual 5 Year + 6.70%), 6.62%		3,400	4,461,872
Credit Agricole SA, (EUR Swap Annual 5 Year + 5.12%), 6.50%(a)(k)		4,637	5,833,881
Danske Bank A/S, (EUR Swap Annual 6 Year + 4.64%), 5.75%(a)(k)		1,895	2,320,864
DNB Bank ASA, (USD Swap Semi 5 Year + 5.08%), 6.50%(a)(k)	USD	925	944,656
Erste Group Bank AG(a)(k):
(EUR Swap Annual 5 Year + 9.02%), 8.88%	EUR	2,200	3,003,348
(EUR Swap Annual 5 Year + 6.20%), 6.50%		1,600	2,016,228
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 2.56%(a)(k)	USD	3,315	2,559,180
HSBC Holdings plc(a)(k):
(EUR Swap Annual 5 Year + 4.38%), 5.25%	EUR	200	245,454
(USD Swap Rate 5 Year + 3.45%), 6.25%	USD	14,711	14,435,169
(USD Swap Rate 5 Year + 4.37%), 6.38%		1,750	1,717,187
(USD Swap Rate 5 Year + 3.75%), 6.00%		24,266	22,506,715
(USD Swap Rate 5 Year + 3.61%), 6.50%		3,050	2,928,000
IKB Deutsche Industriebank AG, (EUR Swap Annual 5 Year + 3.62%), 4.00%, 01/31/28(a)	EUR	1,000	1,134,518

Security	Par (000)		Value
Banks (continued)
Intesa Sanpaolo SpA:
(EUR Swap Annual 5 Year + 6.88%), 7.00%(a)(k)	EUR	3,761	$4,484,470
6.63%, 09/13/23		1,730	2,358,350
(EUR Swap Annual 5 Year + 7.19%), 7.75%(a)(k)		1,380	1,736,460
KBC Group NV, (EUR Swap Annual 5 Year + 4.76%), 5.63%(a)(k)		1,700	2,018,867
National Westminster Bank plc, Series C, (LIBID USD 3 Month + 0.25%), 2.56%(a)(k)	USD	1,800	1,469,700
NatWest Markets plc(a)(k):
(USD Swap Semi 5 Year + 5.80%), 7.50%		760	774,820
(USD Swap Semi 5 Year + 7.60%), 8.62%		10,163	10,800,728
Santander UK Group Holdings plc, (GBP Swap 5 Year + 5.54%), 7.38%(a)(k)	GBP	200	274,508
Societe Generale SA, (USD Swap Semi 5 Year + 6.24%), 7.38%(a)(b)(k)	USD	1,100	1,119,250
Swedbank AB(a)(k):
(USD Swap Semi 5 Year + 3.77%), 5.50%		2,200	2,191,750
(USD Swap Semi 5 Year + 4.11%), 6.00%		200	199,000
UBS Group Funding Switzerland AG(a)(k):
(EUR Swap Annual 5 Year + 5.29%), 5.75%	EUR	5,238	6,597,789
(USD Swap Semi 5 Year + 2.43%), 5.00%	USD	3,150	2,764,125
(USD Swap Semi 5 Year + 4.87%), 7.00%		1,775	1,799,566
UniCredit SpA:
(EUR Swap Annual 5 Year + 6.10%), 6.75%(a)(k)	EUR	900	1,058,903
(EUR Swap Annual 5 Year + 9.30%), 9.25%(a)(k)		3,317	4,323,898
6.95%, 10/31/22		2,731	3,684,969
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25(a)		9,034	11,114,958
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27(a)		4,893	5,852,725

			295,952,587
Building Products — 0.3%
CPG Merger Sub LLC, 8.00%, 10/01/21(b)	USD	17,882	18,105,525
Jeld-Wen, Inc.(b):
4.63%, 12/15/25		5,179	4,932,997
4.88%, 12/15/27		2,364	2,198,520
Standard Industries, Inc.(b):
5.38%, 11/15/24		5,892	5,818,350
6.00%, 10/15/25		4,892	4,904,230
Titan Global Finance plc:
3.50%, 06/17/21	EUR	1,050	1,270,811
2.38%, 11/16/24		2,536	2,798,656
USG Corp., 4.88%, 06/01/27(b)	USD	4,833	4,941,743

			44,970,832
Capital Markets — 1.3%(b)
Blackstone CQP Holdco LP:
6.50%, 03/20/21		134,732	134,732,000
6.00%, 08/18/21		21,955	21,900,112
Eagle Holding Co. II LLC, 7.63% ( 7.63% Cash or 8.38% PIK), 05/15/22(i)		14,706	14,856,001
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24		5,703	5,772,520
LPL Holdings, Inc., 5.75%, 09/15/25		3,850	3,744,125
MSCI, Inc., 5.25%, 11/15/24		6,254	6,316,540
Pershing Square Holdings Ltd., 5.50%, 07/15/22		14,000	14,014,700

			201,335,998
Chemicals — 3.4%
Alpha 2 BV, 8.75% ( 8.75% Cash or 9.50% PIK), 06/01/23(b)(i)		12,936	12,871,320
Alpha 3 BV, 6.25%, 02/01/25(b)		39,726	39,030,795
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	1,946	2,334,920
Axalta Coating Systems LLC, 4.88%, 08/15/24(b)	USD	14,885	14,773,362

8

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Chemicals (continued)
Blue Cube Spinco LLC:
9.75%, 10/15/23	USD	11,573	$13,106,423
10.00%, 10/15/25		22,316	25,942,350
CF Industries, Inc.:
5.15%, 03/15/34		3,410	3,162,775
4.95%, 06/01/43		7,888	6,665,360
Chemours Co. (The):
6.63%, 05/15/23		4,435	4,651,206
7.00%, 05/15/25		5,399	5,790,428
4.00%, 05/15/26	EUR	6,760	7,854,856
5.38%, 05/15/27	USD	14,882	14,398,335
Gates Global LLC, 6.00%, 07/15/22(b)		21,866	22,139,325
Hexion, Inc.:
6.63%, 04/15/20		9,431	8,831,188
10.38%, 02/01/22(b)		10,081	9,879,380
Huntsman International LLC, 5.13%, 11/15/22		3,826	3,933,079
INEOS Group Holdings SA, 5.38%, 08/01/24	EUR	2,161	2,634,559
Koppers, Inc., 6.00%, 02/15/25(b)	USD	12,943	12,943,000
Kronos International, Inc., 3.75%, 09/15/25	EUR	100	1,959,518
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	73,071	76,724,550
MPM Escrow LLC, 8.88%, 10/15/20(c)(e)(l)		22,959	2
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		11,899	11,304,050
Olin Corp., 5.13%, 09/15/27		4,360	4,240,100
Platform Specialty Products Corp.(b):
6.50%, 02/01/22		121,740	123,870,450
5.88%, 12/01/25		43,995	43,005,113
PQ Corp.(b):
6.75%, 11/15/22		14,007	14,707,350
5.75%, 12/15/25		21,633	21,281,464
PSPC Escrow Corp., 6.00%, 02/01/23	EUR	5,069	6,156,361
Solvay Finance SA(a)(k):
(EUR Swap Annual 5 Year + 4.89%), 5.12%		5,977	7,573,236
(EUR Swap Annual 5 Year + 3.70%), 5.42%		141	182,999

			521,947,854
Commercial Services & Supplies — 1.9%
AA Bond Co. Ltd.:
4.25%, 07/31/20	GBP	470	639,325
2.88%, 01/31/22		470	608,119
ADT Corp. (The):
6.25%, 10/15/21	USD	952	985,320
3.50%, 07/15/22		12,536	11,733,696
4.13%, 06/15/23		7,033	6,593,437
4.88%, 07/15/32(b)		20,189	15,797,893
Advanced Disposal Services, Inc., 5.63%, 11/15/24(b)		7,871	7,831,645
Algeco Global Finance plc:
6.50%, 02/15/23	EUR	5,000	5,947,255
8.00%, 02/15/23(b)	USD	19,956	20,255,340
APX Group, Inc.:
8.75%, 12/01/20		16,738	16,019,940
7.88%, 12/01/22		5,084	5,052,225
Aramark Services, Inc., 5.00%, 02/01/28(b)		18,285	17,462,175
Elis SA, 1.88%, 02/15/23	EUR	1,300	1,497,266
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)	USD	7,610	7,457,800
Hulk Finance Corp., 7.00%, 06/01/26(b)		13,109	12,551,867
Intrum AB:
2.75%, 07/15/22	EUR	3,507	3,890,652
3.13%, 07/15/24		593	647,582
KAR Auction Services, Inc., 5.13%, 06/01/25(b)	USD	9,870	9,425,850

Security	Par (000)		Value
Commercial Services & Supplies (continued)
Matthews International Corp., 5.25%, 12/01/25(b)	USD	620	$593,650
Mobile Mini, Inc., 5.88%, 07/01/24		29,648	30,018,600
Paprec Holding SA:
(EURIBOR 3 Month + 3.50%), 3.50%, 03/31/25(a)	EUR	556	649,622
4.00%, 03/31/25		1,406	1,623,455
Prime Security Services Borrower LLC, 9.25%, 05/15/23(b)	USD	56,442	60,093,797
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		4,336	4,205,920
SPIE SA, 3.13%, 03/22/24	EUR	2,000	2,330,929
Tervita Escrow Corp., 7.63%, 12/01/21(b)	USD	25,113	25,615,260
Verisure Holding AB, 6.00%, 11/01/22	EUR	1,395	1,694,407
Verisure Midholding AB, 5.75%, 12/01/23		4,375	4,951,560
Waste Pro USA, Inc., 5.50%, 02/15/26(b)	USD	5,028	4,833,165
Wrangler Buyer Corp., 6.00%, 10/01/25(b)		13,415	12,677,175

			293,684,927
Communications Equipment — 0.3%
CB Escrow Corp., 8.00%, 10/15/25(b)		12,993	12,115,972
CommScope Technologies LLC(b):
6.00%, 06/15/25		841	858,872
5.00%, 03/15/27		2,385	2,244,881
CommScope, Inc., 5.50%, 06/15/24(b)		7,062	7,097,310
Nokia OYJ:
4.38%, 06/12/27		589	553,660
6.63%, 05/15/39		26,274	27,390,645

			50,261,340
Construction & Engineering — 0.4%
Brand Industrial Services, Inc., 8.50%, 07/15/25(b)		15,763	15,960,037
Engility Corp., 8.88%, 09/01/24		15,759	16,468,155
New Enterprise Stone & Lime Co., Inc.(b):
10.13%, 04/01/22		15,179	16,127,688
6.25%, 03/15/26		3,662	3,698,620
OCI NV, 5.00%, 04/15/23	EUR	2,014	2,398,165
Tutor Perini Corp., 6.88%, 05/01/25(b)	USD	4,171	4,176,214
Weekley Homes LLC, 6.63%, 08/15/25(b)		3,873	3,669,668
WFS Global Holding SAS, 9.50%, 07/15/22	EUR	4,218	5,163,715

			67,662,262
Consumer Finance — 1.3%
Ally Financial, Inc.:
4.13%, 03/30/20	USD	708	708,885
8.00%, 11/01/31		82,050	97,639,500
Lincoln Finance Ltd., 6.88%, 04/15/21	EUR	900	1,085,178
Navient Corp.:
5.00%, 10/26/20	USD	3,770	3,760,575
6.63%, 07/26/21		5,727	5,882,774
6.50%, 06/15/22		9,480	9,705,150
5.50%, 01/25/23		6,568	6,453,060
7.25%, 09/25/23		6,246	6,542,685
5.88%, 10/25/24		4,272	4,127,820
6.75%, 06/25/25		2,105	2,083,950
6.75%, 06/15/26		10,484	10,244,965
5.63%, 08/01/33		10,133	8,562,385
Springleaf Finance Corp.:
5.63%, 03/15/23		1,742	1,732,767
6.88%, 03/15/25		16,115	15,994,138
7.13%, 03/15/26		21,427	21,319,865

			195,843,697
Containers & Packaging — 2.3%
ARD Finance SA, 6.63% ( 6.63% Cash or 7.38% PIK), 09/15/23(i)	EUR	1,696	2,014,228

9

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Containers & Packaging (continued)
Ardagh Packaging Finance plc:
6.00%, 06/30/21(b)	USD	25,880	$26,171,150
4.13%, 05/15/23	EUR	2,344	2,844,353
4.63%, 05/15/23(b)	USD	40,063	39,612,291
6.75%, 05/15/24	EUR	4,865	6,110,243
7.25%, 05/15/24(b)	USD	76,851	79,925,040
4.75%, 07/15/27(b)	GBP	4,000	5,048,044
4.75%, 07/15/27		2,872	3,624,495
Berry Global, Inc., 4.50%, 02/15/26(b)	USD	4,116	3,838,170
BWAY Holding Co.:
4.75%, 04/15/24	EUR	3,960	4,628,141
5.50%, 04/15/24(b)	USD	46,633	45,467,175
7.25%, 04/15/25(b)		7,150	6,971,250
Crown Americas LLC:
4.75%, 02/01/26(b)		16,856	16,013,200
4.25%, 09/30/26		10,203	9,335,745
Crown European Holdings SA, 3.38%, 05/15/25	EUR	1,795	2,119,092
Flex Acquisition Co., Inc., 7.88%, 07/15/26(b)	USD	5,159	5,138,880
Horizon Holdings I SAS, 7.25%, 08/01/23	EUR	1,788	2,167,580
Horizon Parent Holdings SARL, 8.25% ( 8.25% Cash or 9.00% PIK), 02/15/22(i)		2,838	3,446,255
OI European Group BV:
4.00%, 03/15/23(b)	USD	12,820	11,954,650
3.13%, 11/15/24	EUR	1,352	1,592,207
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20	USD	1,420	1,425,067
6.87%, 02/15/21		5,166	5,230,404
(LIBOR USD 3 Month + 3.50%), 5.85%, 07/15/21(a)(b)		24,210	24,435,153
5.13%, 07/15/23(b)		4,626	4,568,175
7.00%, 07/15/24(b)		23,256	23,750,190
Sealed Air Corp.:
4.88%, 12/01/22(b)		938	947,380
4.50%, 09/15/23	EUR	1,526	2,003,751
6.88%, 07/15/33(b)	USD	159	174,503
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	2,085	2,462,255
Verallia Packaging SASU, 5.13%, 08/01/22		3,459	4,146,061

			347,165,128
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.(b):
5.75%, 12/15/23	USD	175	179,375
5.88%, 05/15/26		15,364	15,114,335
Autodis SA:
(EURIBOR 3 Month + 4.38%), 4.38%, 05/01/22(a)	EUR	975	1,138,833
4.38%, 05/01/22		1,300	1,536,661

			17,969,204
Diversified Consumer Services — 0.3%
Carriage Services, Inc., 6.63%, 06/01/26(b)	USD	7,606	7,710,583
Cognita Financing plc, 7.75%, 08/15/21	GBP	2,045	2,739,372
Graham Holdings Co., 5.75%, 06/01/26(b)	USD	8,620	8,706,200
Laureate Education, Inc., 8.25%, 05/01/25(b)		10,308	10,997,399
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		11,794	11,440,180

			41,593,734
Diversified Financial Services — 0.8%
Arrow Global Finance plc:
5.13%, 09/15/24	GBP	2,200	2,685,691
(EURIBOR 3 Month + 2.88%), 2.88%, 04/01/25(a)	EUR	2,223	2,467,797
(EURIBOR 3 Month + 3.75%), 3.75%, 03/01/26(a)		754	845,749

Security	Par (000)		Value
Diversified Financial Services (continued)
Banca IFIS SpA:
2.00%, 04/24/23	EUR	1,570	$1,736,497
(EUR Swap Annual 5 Year + 4.25%), 4.50%, 10/17/27(a)		2,591	2,836,659
Cabot Financial Luxembourg SA:
6.50%, 04/01/21	GBP	800	1,058,102
7.50%, 10/01/23		1,606	2,156,610
Garfunkelux Holdco 3 SA, (EURIBOR 3 Month + 4.50%), 4.50%, 09/01/23(a)	EUR	1,650	1,713,989
HBOS Capital Funding LP:
6.85%(k)	USD	6,050	6,102,937
Infinity Acquisition LLC, 7.25%, 08/01/22(b)		2,990	3,052,192
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	1,540	1,922,868
Jefferies Finance LLC(b):
7.38%, 04/01/20	USD	9,320	9,364,084
6.88%, 04/15/22		22,354	22,298,115
LHC3 plc, 4.12% (4.12% Cash or 9.00% PIK), 08/15/24(i)	EUR	4,728	5,500,777
Mercury Bondco plc(i):
7.13% (7.13% Cash or 7.88% PIK), 05/30/21		4,731	5,720,649
8.25% (8.25% Cash or 9.00% PIK), 05/30/21		5,159	6,272,715
Nexi Capital SpA:
(EURIBOR 3 Month + 3.63%), 3.63%, 05/01/23(a)		2,318	2,666,356
4.13%, 11/01/23		751	859,477
ProGroup AG, (EURIBOR 3 Month + 2.50%), 2.50%, 03/31/24(a)		696	804,726
Tempo Acquisition LLC, 6.75%, 06/01/25(b)	USD	25,712	24,683,520
Travelport Corporate Finance plc, 6.00%, 03/15/26(b)		8,423	8,486,173
Vantiv LLC(b):
3.88%, 11/15/25	GBP	2,525	3,150,421
4.38%, 11/15/25	USD	9,769	9,321,775

			125,707,879
Diversified Telecommunication Services — 5.2%
Altice France SA:
5.38%, 05/15/22	EUR	2,281	2,736,339
6.00%, 05/15/22(b)	USD	33,135	33,252,629
7.38%, 05/01/26(b)		80,145	78,357,767
CCO Holdings LLC(b):
4.00%, 03/01/23		20,133	18,925,020
5.13%, 05/01/23		11,342	11,196,822
5.13%, 05/01/27		69,352	64,887,465
5.00%, 02/01/28		43,126	39,460,290
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21		23,915	24,588,686
Series T, 5.80%, 03/15/22		5,058	5,007,420
Series W, 6.75%, 12/01/23		5,415	5,442,075
Series Y, 7.50%, 04/01/24		15,877	16,313,617
Series P, 7.60%, 09/15/39		2,294	1,904,020
Series U, 7.65%, 03/15/42		18,457	15,319,310
Cincinnati Bell, Inc., 7.00%, 07/15/24(b)		14,363	13,106,238
DKT Finance ApS, 7.00%, 06/17/23	EUR	7,157	8,462,419
eircom Finance DAC, 4.50%, 05/31/22		2,145	2,549,699
Embarq Corp., 8.00%, 06/01/36	USD	8,150	7,691,563
Escrow Adelphia Commercial Bonds, Series B, 10.50%, 07/15/04(c)(e)(l)		800	—
Frontier Communications Corp.:
10.50%, 09/15/22		4,452	4,040,190
7.13%, 01/15/23		8,790	6,477,132
6.88%, 01/15/25		6,843	4,405,181
11.00%, 09/15/25		56,430	45,127,071
8.50%, 04/01/26(b)		19,434	18,753,810

10

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Diversified Telecommunication Services (continued)
Intelsat Jackson Holdings SA:
7.25%, 10/15/20	USD	16,324	$16,242,380
5.50%, 08/01/23		31,090	27,893,948
9.75%, 07/15/25(b)		31,823	33,573,265
Intelsat SA, 4.50%, 06/15/25(b)(m)		2,462	3,012,722
Koninklijke KPN NV(a):
(EUR Swap Annual 5 Year + 5.20%), 6.12%(k)	EUR	4,133	4,877,051
(GBP Swap 5 Year + 5.51%), 6.88%, 03/14/73	GBP	1,995	2,777,732
Level 3 Financing, Inc.:
5.63%, 02/01/23	USD	14,924	14,924,000
5.38%, 01/15/24		21,339	20,901,551
5.38%, 05/01/25		15,363	14,786,887
5.25%, 03/15/26		35,439	33,706,033
OTE plc, 3.50%, 07/09/20	EUR	1,519	1,836,719
Qualitytech LP, 4.75%, 11/15/25(b)	USD	7,214	6,751,943
Qwest Corp., 6.75%, 12/01/21		7,930	8,438,333
Sprint Capital Corp.:
6.90%, 05/01/19		3,835	3,912,467
6.88%, 11/15/28		11,954	11,445,955
8.75%, 03/15/32		22,699	24,287,930
TDC A/S, 3.75%, 03/02/22	EUR	4,790	5,873,450
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	13,349	13,148,765
6.00%, 09/30/34		21,060	20,070,180
7.20%, 07/18/36		14,959	15,496,028
7.72%, 06/04/38		2,028	2,180,100
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	969	1,554,929
Telecom Italia SpA:
1.13%, 03/26/22(m)		4,200	4,662,710
5.88%, 05/19/23	GBP	6,100	8,859,314
3.63%, 01/19/24	EUR	823	1,030,518
2.88%, 01/28/26		2,180	2,532,408
Telesat Canada, 8.88%, 11/15/24(b)	USD	13,664	14,620,480
Virgin Media Finance plc:
6.38%, 10/15/24	GBP	1,810	2,479,185
4.50%, 01/15/25	EUR	723	851,665
5.75%, 01/15/25(b)	USD	21,016	19,702,500
Virgin Media Secured Finance plc:
5.13%, 01/15/25	GBP	2,125	2,846,535
5.50%, 01/15/25		3,289	4,412,827
5.25%, 01/15/26(b)	USD	9,982	9,233,350
4.88%, 01/15/27	GBP	6,098	7,824,508
6.25%, 03/28/29		100	137,749

			794,890,880
Electric Utilities — 0.1%
ContourGlobal Power Holdings SA, 5.13%, 06/15/21	EUR	2,319	2,734,614
Enel SpA, (GBP Swap 5 Year + 5.66%), 7.75%, 09/10/75(a)	GBP	950	1,380,706
Gas Natural Fenosa Finance BV(a)(k):
(EUR Swap Annual 8 Year + 3.35%), 4.13%	EUR	2,500	3,039,199
(EUR Swap Annual 9 Year + 3.08%), 3.38%		2,800	3,228,967
NextEra Energy Operating Partners LP, 4.25%, 09/15/24(b)	USD	8,450	8,133,125

			18,516,611
Electrical Equipment — 0.4%
Energizer Gamma Acquisition BV, 4.63%, 07/15/26	EUR	3,418	4,020,918
Energizer Gamma Acquisition, Inc., 6.38%, 07/15/26(b)	USD	8,876	9,025,782

Security	Par (000)		Value
Electrical Equipment (continued)
Orano SA, 4.88%, 09/23/24	EUR	4,700	$5,757,451
Sensata Technologies BV, 5.00%, 10/01/25(b)	USD	5,598	5,639,985
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	3,512	3,520,363
Vertiv Group Corp., 9.25%, 10/15/24(b)	USD	36,279	35,553,420

			63,517,919
Electronic Equipment, Instruments & Components — 0.2%
Belden, Inc., 4.13%, 10/15/26	EUR	1,000	1,209,023
CDW LLC:
5.50%, 12/01/24	USD	20,923	21,341,460
5.00%, 09/01/25		1,007	989,378
Itron, Inc., 5.00%, 01/15/26(b)		1,223	1,161,483

			24,701,344
Energy Equipment & Services — 2.6%
Apergy Corp., 6.38%, 05/01/26(b)		5,013	5,094,461
Calfrac Holdings LP, 8.50%, 06/15/26(b)		9,224	9,177,880
CSI Compressco LP, 7.50%, 04/01/25(b)		16,054	16,114,202
Diamond Offshore Drilling, Inc., 7.88%, 08/15/25		7,848	8,132,490
Ensco plc:
4.50%, 10/01/24		4,092	3,370,785
5.20%, 03/15/25		2,611	2,167,130
7.75%, 02/01/26		24,894	23,517,362
McDermott Technology Americas, Inc., 10.63%, 05/01/24(b)		11,921	12,427,642
Nabors Industries, Inc.:
4.63%, 09/15/21		576	563,040
5.75%, 02/01/25(b)		8,455	7,989,975
Noble Holding International Ltd.:
7.75%, 01/15/24(j)		12,003	11,372,842
7.95%, 04/01/25		2,200	2,046,000
7.88%, 02/01/26(b)		47,899	49,335,970
Pioneer Energy Services Corp., 6.13%, 03/15/22		12,558	11,930,100
Precision Drilling Corp.:
5.25%, 11/15/24		3,342	3,158,190
7.13%, 01/15/26(b)		6,882	7,067,814
Rowan Cos., Inc.:
4.88%, 06/01/22		4,830	4,564,350
4.75%, 01/15/24		4,412	3,805,350
7.38%, 06/15/25		9,799	9,480,533
SESI LLC:
7.13%, 12/15/21		3,760	3,825,800
7.75%, 09/15/24		9,522	9,771,953
Transocean Guardian Ltd., 5.88%, 01/15/24(b)		13,535	13,484,244
Transocean, Inc.:
8.37%, 12/15/21		2,375	2,541,250
5.80%, 10/15/22		26,717	26,516,622
9.00%, 07/15/23(b)		46,132	49,649,565
7.50%, 01/15/26(b)		4,225	4,291,016
6.80%, 03/15/38		8,018	6,514,625
Trinidad Drilling Ltd., 6.63%, 02/15/25(b)		14,884	14,325,850
USA Compression Partners LP, 6.88%, 04/01/26(b)		23,493	24,315,255
Weatherford International Ltd.:
7.75%, 06/15/21		32,432	33,364,420
8.25%, 06/15/23		8,780	8,710,550
6.50%, 08/01/36		6,723	5,260,748
5.95%, 04/15/42		16,490	12,326,275

			406,214,289
Equity Real Estate Investment Trusts (REITs) — 1.8%
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		7,332	7,332,000
CoreCivic, Inc., 4.75%, 10/15/27		8,697	7,892,527

11

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Equity Real Estate Investment Trusts (REITs) (continued)
CyrusOne LP:
5.00%, 03/15/24	USD	16,438	$16,438,000
5.38%, 03/15/27		3,437	3,411,223
Equinix, Inc.:
2.88%, 03/15/24	EUR	1,751	2,003,921
2.88%, 10/01/25		3,586	3,948,528
5.88%, 01/15/26	USD	18,218	18,454,833
5.38%, 05/15/27		4,145	4,134,638
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		10,312	9,951,080
GEO Group, Inc. (The):
5.13%, 04/01/23		4,026	3,945,480
5.88%, 10/15/24		8,105	7,983,425
6.00%, 04/15/26		2,130	2,066,100
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	1,190	1,377,370
iStar, Inc.:
4.63%, 09/15/20	USD	1,906	1,877,410
6.00%, 04/01/22		3,924	3,924,000
5.25%, 09/15/22		3,457	3,346,808
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		52,670	53,328,375
4.50%, 09/01/26		15,338	14,245,168
4.50%, 01/15/28		25,402	23,052,315
MPT Operating Partnership LP, 5.00%, 10/15/27		5,987	5,717,585
SBA Communications Corp.:
4.00%, 10/01/22(b)		22,654	21,662,887
4.88%, 09/01/24		11,211	10,723,770
Uniti Group LP:
8.25%, 10/15/23		23,378	22,325,990
7.13%, 12/15/24(b)		75	67,875
VICI Properties 1 LLC, 8.00%, 10/15/23		10,638	11,808,494

			261,019,802
Food & Staples Retailing — 0.3%
Albertsons Cos. LLC:
6.63%, 06/15/24		567	535,305
5.75%, 03/15/25		10,057	8,900,445
Albertsons Cos., Inc., (LIBOR USD 3 Month + 3.75%), 6.09%, 01/15/24(a)(b)		11,817	11,846,542
Casino Guichard Perrachon SA:
4.56%, 01/25/23	EUR	3,300	3,931,189
4.50%, 03/07/24		2,400	2,793,765
Rite Aid Corp., 6.13%, 04/01/23(b)	USD	13,071	13,253,994
Tesco plc:
5.00%, 03/24/23	GBP	1,000	1,459,347
5.50%, 01/13/33		200	307,958

			43,028,545
Food Products — 0.7%
B&G Foods, Inc., 5.25%, 04/01/25	USD	2,903	2,736,078
Chobani LLC, 7.50%, 04/15/25(b)		12,768	12,257,280
JBS USA LUX SA(b):
5.88%, 07/15/24		20,947	20,004,594
5.75%, 06/15/25		38,051	35,387,430
6.75%, 02/15/28		17,530	16,560,591
Post Holdings, Inc.(b):
5.50%, 03/01/25		11,627	11,350,859
5.75%, 03/01/27		8,670	8,409,900
5.63%, 01/15/28		3,548	3,326,250

			110,032,982
Gas Utilities — 0.1%
Superior Plus LP, 7.00%, 07/15/26(b)		15,699	15,816,743

Security	Par (000)		Value
Health Care Equipment & Supplies — 1.6%
Avantor, Inc.:
4.75%, 10/01/24	EUR	2,813	$3,293,405
6.00%, 10/01/24(b)	USD	72,680	71,895,056
9.00%, 10/01/25(b)		23,149	23,327,247
DJO Finance LLC, 8.13%, 06/15/21(b)		49,585	50,189,937
Mallinckrodt International Finance SA(b):
4.88%, 04/15/20		1,350	1,326,375
5.75%, 08/01/22		10,344	9,309,600
5.63%, 10/15/23		4,035	3,363,173
5.50%, 04/15/25		2,397	1,917,600
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)		75,027	73,338,892
Sotera Health Holdings LLC, 6.50%, 05/15/23(b)		13,742	14,016,840
Teleflex, Inc., 4.88%, 06/01/26		1,044	1,023,120

			253,001,245
Health Care Providers & Services — 4.2%
Acadia Healthcare Co., Inc.:
5.13%, 07/01/22		3,067	3,059,332
5.63%, 02/15/23		4,194	4,225,455
6.50%, 03/01/24		4,738	4,856,450
Centene Corp.:
6.13%, 02/15/24		441	464,704
4.75%, 01/15/25		6,373	6,341,135
Centene Escrow I Corp., 5.38%, 06/01/26(b)		68,863	69,767,171
Community Health Systems, Inc., 8.63%, 01/15/24(b)		10,965	10,992,412
Constantin Investissement 3 SASU, 5.38%, 04/15/25	EUR	566	617,231
DaVita, Inc., 5.00%, 05/01/25	USD	5,776	5,436,660
Envision Healthcare Corp., 6.25%, 12/01/24(b)		11,072	11,791,680
HCA, Inc.:
4.75%, 05/01/23		22,808	22,750,980
5.00%, 03/15/24		52,912	52,912,000
5.25%, 04/15/25		21,355	21,355,000
5.88%, 02/15/26		3,330	3,359,137
5.25%, 06/15/26		36,915	36,663,978
4.50%, 02/15/27		17,814	16,767,428
5.50%, 06/15/47		55,169	50,617,558
MEDNAX, Inc., 5.25%, 12/01/23(b)		3,042	2,965,950
Molina Healthcare, Inc., 4.88%, 06/15/25(b)		7,479	7,254,630
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		25,883	26,530,075
NVA Holdings, Inc., 6.88%, 04/01/26(b)		13,005	12,923,719
Polaris Intermediate Corp., 8.50% ( 8.50% Cash or 9.25% PIK), 12/01/22(b)(i)		52,062	53,688,938
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 05/01/23(b)		4,049	4,259,042
Surgery Center Holdings, Inc.(b):
8.88%, 04/15/21		6,729	6,922,459
6.75%, 07/01/25		24,892	23,616,285
Synlab Bondco plc, 6.25%, 07/01/22	EUR	3,478	4,173,303
Synlab Unsecured Bondco plc, 8.25%, 07/01/23		2,188	2,691,719
Team Health Holdings, Inc., 6.38%, 02/01/25(b)	USD	19,853	17,073,580
Tenet Healthcare Corp.:
6.75%, 02/01/20		6,005	6,140,113
4.75%, 06/01/20		3,697	3,706,242
6.00%, 10/01/20		5,982	6,146,505
7.50%, 01/01/22(b)		15,562	16,184,480
8.13%, 04/01/22		66,570	69,600,266
6.75%, 06/15/23		7,026	6,990,870
4.63%, 07/15/24(b)		36,983	35,030,298

12

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Providers & Services (continued)
Unilabs Subholding AB, 5.75%, 05/15/25	EUR	1,553	$1,724,589
Vizient, Inc., 10.38%, 03/01/24(b)	USD	16,518	18,211,095
WellCare Health Plans, Inc., 5.25%, 04/01/25		4,165	4,144,175

			651,956,644
Health Care Technology — 0.1%
IQVIA, Inc.:
3.25%, 03/15/25(b)	EUR	2,838	3,217,100
3.25%, 03/15/25		9,875	11,194,102

			14,411,202
Hotels, Restaurants & Leisure — 3.4%
1011778 BC ULC(b):
4.63%, 01/15/22	USD	1,127	1,127,000
4.25%, 05/15/24		19,883	18,839,143
5.00%, 10/15/25		82,912	78,451,334
Aramark International Finance SARL, 3.13%, 04/01/25	EUR	1,140	1,353,857
Boyd Gaming Corp., 6.00%, 08/15/26(b)	USD	9,680	9,583,200
Boyne USA, Inc., 7.25%, 05/01/25(b)		3,859	4,023,008
Burger King France SAS:
(EURIBOR 3 Month + 5.25%), 5.25%, 05/01/23(a)	EUR	1,491	1,750,975
6.00%, 05/01/24		1,449	1,801,685
Caesars Resort Collection LLC, 5.25%, 10/15/25(b)	USD	9,971	9,435,059
Churchill Downs, Inc., 4.75%, 01/15/28(b)		7,856	7,266,800
Codere Finance 2 Luxembourg SA:
6.75%, 11/01/21	EUR	1,995	2,205,585
7.63%, 11/01/21(b)	USD	1,250	1,143,237
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	2,186	2,899,090
4.88%, 08/28/25		955	1,263,387
EI Group plc, 6.38%, 02/15/22		388	530,804
Eldorado Resorts, Inc., 6.00%, 04/01/25	USD	3,712	3,716,640
GLP Capital LP:
5.38%, 11/01/23		918	937,508
5.25%, 06/01/25		2,326	2,326,000
5.38%, 04/15/26		5,246	5,193,540
Golden Nugget, Inc., 6.75%, 10/15/24(b)		17,102	17,105,078
Hilton Domestic Operating Co., Inc.:
4.25%, 09/01/24		6,853	6,510,350
5.13%, 05/01/26(b)		15,666	15,391,845
Hilton Worldwide Finance LLC, 4.63%, 04/01/25		1,704	1,661,400
International Game Technology plc:
4.75%, 02/15/23	EUR	1,367	1,701,335
3.50%, 07/15/24		4,741	5,508,857
IRB Holding Corp., 6.75%, 02/15/26(b)	USD	3,836	3,663,380
KFC Holding Co.(b):
5.25%, 06/01/26		5,412	5,330,820
4.75%, 06/01/27		1,637	1,546,965
Ladbrokes Group Finance plc, 5.13%, 09/08/23	GBP	4,013	5,481,225
LHMC Finco SARL:
6.25%, 12/20/23	EUR	1,257	1,448,475
7.88%, 12/20/23(b)	USD	6,302	6,136,257
Melco Resorts Finance Ltd., 4.88%, 06/06/25(b)		19,637	18,552,090
MGM Resorts International:
6.75%, 10/01/20		4,748	4,973,530
6.63%, 12/15/21		27,866	29,363,798
7.75%, 03/15/22		21,707	23,552,095
4.63%, 09/01/26		1,902	1,759,350
NH Hotel Group SA, 3.75%, 10/01/23	EUR	2,414	2,928,731
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	2,341	3,106,743
Sabre GLBL, Inc.(b):
5.38%, 04/15/23	USD	7,209	7,281,090
5.25%, 11/15/23		5,096	5,127,748

Security	Par (000)		Value
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.:
10.00%, 12/01/22	USD	34,611	$36,928,899
5.00%, 10/15/25(b)		20,558	19,581,495
3.38%, 02/15/26	EUR	7,600	8,422,374
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(b)	USD	2,679	2,893,588
Sisal Group SpA, 7.00%, 07/31/23	EUR	2,104	2,435,665
Six Flags Entertainment Corp., 4.88%, 07/31/24(b)	USD	15,779	15,364,801
Snaitech SpA, 6.38%, 11/07/21	EUR	2,462	3,003,067
Stars Group Holdings BV, 7.00%, 07/15/26(b)	USD	21,636	21,852,360
Station Casinos LLC, 5.00%, 10/01/25(b)		13,776	12,949,440
Stonegate Pub Co. Financing plc:
4.88%, 03/15/22	GBP	767	997,571
(LIBOR GBP 3 Month + 4.38%), 5.01%, 03/15/22(a)		1,375	1,790,612
Unique Pub Finance Co. plc (The), Series N, 6.46%, 03/30/32		3,900	4,977,317
Viking Cruises Ltd.(b):
6.25%, 05/15/25	USD	14,957	14,657,860
5.88%, 09/15/27		28,836	27,250,020
Wyndham Destinations, Inc., 4.15%, 04/01/24		6,342	6,238,943
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		7,093	7,039,803
Wynn Macau Ltd.(b):
4.88%, 10/01/24		4,366	4,168,220
5.50%, 10/01/27		10,097	9,642,635

			522,173,684
Household Durables — 0.9%
K. Hovnanian Enterprises, Inc., 10.00%, 07/15/22(b)		13,108	13,796,170
Lennar Corp.:
8.38%, 01/15/21		7,898	8,628,565
6.25%, 12/15/21		745	780,388
4.13%, 01/15/22		3,071	3,040,290
5.38%, 10/01/22		3,122	3,184,440
4.75%, 11/15/22		11,807	11,807,000
4.88%, 12/15/23		3,677	3,667,807
5.25%, 06/01/26		1,331	1,304,380
4.75%, 11/29/27		14,835	13,912,263
LGI Homes, Inc., 6.88%, 07/15/26(b)		7,670	7,650,825
Mattamy Group Corp.(b):
6.88%, 12/15/23		7,759	7,864,522
6.50%, 10/01/25		7,601	7,453,237
MDC Holdings, Inc., 6.00%, 01/15/43		12,297	10,672,566
Meritage Homes Corp., 5.13%, 06/06/27		4,687	4,358,910
PulteGroup, Inc.:
6.38%, 05/15/33		14,380	14,380,000
6.00%, 02/15/35		8,347	8,054,855
Tempur Sealy International, Inc., 5.50%, 06/15/26		5,045	4,881,038
TRI Pointe Group, Inc.:
4.88%, 07/01/21		889	894,556
5.88%, 06/15/24		2,686	2,665,855
5.25%, 06/01/27		4,747	4,355,373
William Lyon Homes, Inc.:
6.00%, 09/01/23(b)		2,784	2,748,392
5.88%, 01/31/25		2,619	2,478,229
Williams Scotsman International, Inc., 7.88%, 12/15/22(b)		5,993	6,202,755

			144,782,416

13

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Household Products — 0.0%
Diamond BC BV, 5.63%, 08/15/25	EUR	1,630	$1,705,929

Independent Power and Renewable Electricity Producers — 1.2%
AES Corp.:
5.50%, 04/15/25	USD	7,893	7,952,197
6.00%, 05/15/26		8,753	9,059,355
5.13%, 09/01/27		17,788	17,743,530
Calpine Corp.:
5.38%, 01/15/23		12,014	11,428,317
5.88%, 01/15/24(b)		8,768	8,680,320
5.75%, 01/15/25		5,520	5,047,350
5.25%, 06/01/26(b)		51,492	48,499,028
NRG Energy, Inc.:
6.25%, 05/01/24		144	147,600
6.63%, 01/15/27		39,206	40,284,165
5.75%, 01/15/28(b)		1,960	1,930,600
NRG Yield Operating LLC, 5.38%, 08/15/24		4,129	4,129,000
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		6,560	6,560,000
Talen Energy Supply LLC, 6.50%, 06/01/25		10,316	7,865,950
Vistra Energy Corp.:
5.88%, 06/01/23		3,190	3,281,713
8.00%, 01/15/25(b)		4,696	5,042,330
8.13%, 01/30/26(b)		8,140	8,842,075

			186,493,530
Insurance — 1.2%
Acrisure LLC, 7.00%, 11/15/25(b)		4,089	3,720,990
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(b)		53,642	55,378,660
AmWINS Group, Inc., 7.75%, 07/01/26(b)		12,954	13,148,310
Ardonagh Midco 3 plc:
8.38%, 07/15/23	GBP	6,571	8,747,281
8.63%, 07/15/23(b)	USD	25,493	25,875,395
Assicurazioni Generali SpA(a):
(LIBOR GBP 3 Month + 2.20%), 6.42%(k)	GBP	1,350	1,830,544
(EURIBOR 3 Month + 7.11%), 7.75%, 12/12/42	EUR	1,600	2,180,086
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47		1,267	1,564,680
AssuredPartners, Inc., 7.00%, 08/15/25(b)	USD	929	894,162
BNP Paribas Cardif SA, (EURIBOR 3 Month + 3.93%), 4.03%(a)(k)	EUR	1,700	2,053,551
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(a)(k)		2,000	2,433,987
Groupama SA:
(EURIBOR 3 Month + 5.77%), 6.37%(a)(k)		1,600	2,069,342
6.00%, 01/23/27		1,200	1,663,448
HUB International Ltd., 7.00%, 05/01/26(b)	USD	27,754	27,407,075
NFP Corp., 6.88%, 07/15/25(b)		4,651	4,557,980
NN Group NV, (EURIBOR 3 Month + 3.90%), 4.38%(a)(k)	EUR	1,670	2,013,950
USIS Merger Sub, Inc., 6.88%, 05/01/25(b)	USD	3,813	3,793,935
Wand Merger Corp.(b):
8.13%, 07/15/23		9,265	9,392,394
9.13%, 07/15/26		9,281	9,397,012

			178,122,782
Internet & Direct Marketing Retail — 0.2%
Netflix, Inc.:
4.38%, 11/15/26		5,187	4,848,808
5.88%, 11/15/28(b)		19,386	19,574,044
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	3,699	4,188,726

			28,611,578

Security	Par (000)		Value
Internet Software & Services — 0.6%
GTT Communications, Inc., 7.88%, 12/31/24(b)	USD	7,642	$7,565,580
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		10,529	10,581,645
United Group BV:
4.38%, 07/01/22	EUR	3,342	3,971,106
(EURIBOR 3 Month + 4.38%), 4.38%, 07/01/23(a)		2,947	3,431,526
Zayo Group LLC:
6.00%, 04/01/23	USD	17,912	18,225,460
6.38%, 05/15/25		5,288	5,387,150
5.75%, 01/15/27(b)		40,739	40,026,067
ZPG plc, 3.75%, 07/15/23	GBP	2,367	3,224,605

			92,413,139
IT Services — 1.3%(b)
Alliance Data Systems Corp.:
5.88%, 11/01/21	USD	10,475	10,684,500
5.38%, 08/01/22		25,401	25,524,830
First Data Corp.:
7.00%, 12/01/23		15,337	15,974,712
5.75%, 01/15/24		103,640	103,642,073
Gartner, Inc., 5.13%, 04/01/25		9,905	9,855,475
WEX, Inc., 4.75%, 02/01/23		25,803	25,924,274

			191,605,864
Leisure Products — 0.1%
Mattel, Inc.:
6.75%, 12/31/25(b)		16,107	15,684,191
6.20%, 10/01/40		3,598	3,067,295
5.45%, 11/01/41		2,111	1,699,355

			20,450,841
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc., 5.50%, 04/01/26(b)		6,085	6,098,387

Machinery — 1.8%
BlueLine Rental Finance Corp., 9.25%, 03/15/24(b)		59,087	62,862,659
Colfax Corp., 3.25%, 05/15/25	EUR	3,543	4,150,011
EnPro Industries, Inc., 5.88%, 09/15/22	USD	10,069	10,270,380
Grinding Media, Inc., 7.38%, 12/15/23(b)		10,586	11,035,905
Mueller Water Products, Inc., 5.50%, 06/15/26(b)		8,401	8,464,007
Navistar International Corp., 6.63%, 11/01/25(b)		11,398	11,711,445
Novelis Corp.(b):
6.25%, 08/15/24		46,122	46,122,000
5.88%, 09/30/26		52,111	49,896,283
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	2,484	2,770,714
RBS Global, Inc., 4.88%, 12/15/25(b)	USD	15,032	14,130,080
SPX FLOW, Inc.(b):
5.63%, 08/15/24		998	990,515
5.88%, 08/15/26		2,150	2,128,500
Terex Corp., 5.63%, 02/01/25(b)		10,060	10,009,700
Titan Acquisition Ltd., 7.75%, 04/15/26(b)		27,866	25,985,045
Wabash National Corp., 5.50%, 10/01/25(b)		12,659	12,152,640

			272,679,884
Media — 6.6%
Acosta, Inc., 7.75%, 10/01/22(b)		11,441	5,663,295
Altice Financing SA(b):
6.63%, 02/15/23		19,471	19,188,670
7.50%, 05/15/26		38,580	37,314,576

14

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media (continued)
Altice Luxembourg SA:
7.25%, 05/15/22	EUR	4,213	$4,944,541
7.75%, 05/15/22(b)	USD	57,926	56,043,405
6.25%, 02/15/25	EUR	2,023	2,258,393
Altice US Finance I Corp.(b):
5.38%, 07/15/23	USD	43,538	43,320,310
5.50%, 05/15/26		8,931	8,618,415
AMC Networks, Inc.:
5.00%, 04/01/24		3,314	3,264,290
4.75%, 08/01/25		5,455	5,243,673
CBS Radio, Inc., 7.25%, 11/01/24(b)		975	928,688
Century Communications Corp., 0.00%, 03/15/13(c)(e)(l)		625	—
Cequel Communications Holdings I LLC(b):
5.13%, 12/15/21		45,609	45,326,480
7.75%, 07/15/25		50,282	52,544,690
7.50%, 04/01/28		23,238	23,521,504
Clear Channel International BV, 8.75%, 12/15/20(b)		41,275	42,668,031
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.63%, 03/15/20		43,716	43,427,001
Series A, 6.50%, 11/15/22		125,736	128,113,810
CSC Holdings LLC:
10.13%, 01/15/23(b)		57,901	63,835,853
5.25%, 06/01/24		21,795	20,596,275
6.63%, 10/15/25(b)		6,908	7,072,065
10.88%, 10/15/25(b)		74,683	86,094,562
DISH DBS Corp.:
5.88%, 07/15/22		17,449	16,402,060
5.00%, 03/15/23		33,804	29,324,970
5.88%, 11/15/24		9,566	8,095,228
7.75%, 07/01/26		38,609	33,831,136
DISH Network Corp., 3.38%, 08/15/26(m)		12,707	12,307,949
Live Nation Entertainment, Inc., 4.88%, 11/01/24(b)		897	867,848
MDC Partners, Inc., 6.50%, 05/01/24(b)		21,137	18,336,348
Meredith Corp., 6.88%, 02/01/26(b)		8,414	8,298,308
Midcontinent Communications, 6.88%, 08/15/23(b)		15,288	15,995,070
Outfront Media Capital LLC, 5.63%, 02/15/24		2,468	2,497,542
Quebecor Media, Inc., 5.75%, 01/15/23		1,550	1,581,000
Radiate Holdco LLC(b):
6.88%, 02/15/23		3,247	3,117,120
6.63%, 02/15/25		12,210	11,172,150
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		12,568	11,766,790
TEGNA, Inc., 5.50%, 09/15/24(b)		2,505	2,505,000
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)		16,200	14,742,000
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	2,999	3,703,766
Unitymedia GmbH, 3.75%, 01/15/27		3,415	4,159,921
Unitymedia Hessen GmbH & Co. KG:
4.00%, 01/15/25		2,600	3,175,645
3.50%, 01/15/27		1,071	1,306,533
6.25%, 01/15/29		3,008	3,952,767
Univision Communications, Inc.(b):
5.13%, 05/15/23	USD	14,433	13,855,680
5.13%, 02/15/25		7,496	6,924,430
UPCB Finance IV Ltd.:
5.38%, 01/15/25(b)		6,409	6,089,191
4.00%, 01/15/27	EUR	7,845	9,263,852
UPCB Finance VII Ltd., 3.63%, 06/15/29		1,454	1,639,034
Videotron Ltd., 5.13%, 04/15/27(b)	USD	13,188	12,794,998
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24	GBP	5,264	6,833,869
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23		1,325	1,772,276
Vue International Bidco plc, 7.88%, 07/15/20		1,837	2,429,593

Security	Par (000)		Value
Media (continued)
WMG Acquisition Corp.:
4.13%, 11/01/24	EUR	4,120	$4,973,719
5.50%, 04/15/26(b)	USD	5,833	5,781,961
Ziggo Bond Co. BV, 7.13%, 05/15/24	EUR	1,000	1,248,086
Ziggo Bond Finance BV:
4.63%, 01/15/25		2,601	2,995,987
5.88%, 01/15/25(b)	USD	20,731	19,370,839
Ziggo BV:
4.25%, 01/15/27	EUR	3,311	3,814,066
5.50%, 01/15/27(b)	USD	13,142	12,275,942

			1,019,191,201
Metals & Mining — 3.0%
Alcoa Nederland Holding BV, 6.13%, 05/15/28(b)		4,793	4,822,956
ArcelorMittal, 7.00%, 03/01/41		363	409,798
Big River Steel LLC, 7.25%, 09/01/25(b)		11,110	11,416,636
Cleveland-Cliffs, Inc., 4.88%, 01/15/24(b)		10,829	10,449,985
Constellium NV:
5.75%, 05/15/24(b)		24,965	24,153,637
6.63%, 03/01/25(b)		15,299	15,413,743
4.25%, 02/15/26	EUR	1,689	1,916,989
5.88%, 02/15/26(b)	USD	16,091	15,527,815
First Quantum Minerals Ltd., 6.50%, 03/01/24(b)		8,984	8,669,560
Freeport-McMoRan, Inc.:
3.10%, 03/15/20		13,259	12,993,820
4.00%, 11/14/21		18,404	17,943,900
3.55%, 03/01/22		47,645	45,262,750
3.88%, 03/15/23		35,985	34,005,825
5.40%, 11/14/34		2,297	2,084,528
5.45%, 03/15/43		85,696	75,172,531
Joseph T. Ryerson & Son, Inc., 11.00%, 05/15/22(b)		12,029	13,231,900
Kaiser Aluminum Corp., 5.88%, 05/15/24		5,126	5,228,520
Nyrstar Netherlands Holdings BV, 6.88%, 03/15/24	EUR	4,163	4,511,325
Schmolz+Bickenbach Luxembourg Finance SA, 5.63%, 07/15/22		817	964,074
Steel Dynamics, Inc.:
5.25%, 04/15/23	USD	1,301	1,312,384
5.50%, 10/01/24		3,898	3,971,087
4.13%, 09/15/25		10,081	9,665,159
5.00%, 12/15/26		9,835	9,835,000
SunCoke Energy Partners LP, 7.50%, 06/15/25(b)		16,526	16,815,205
Teck Resources Ltd.:
4.50%, 01/15/21		2,085	2,085,000
4.75%, 01/15/22		3,241	3,247,774
3.75%, 02/01/23		30,177	28,630,429
8.50%, 06/01/24(b)		22,067	24,190,949
5.20%, 03/01/42		13,948	12,221,935
5.40%, 02/01/43		14,395	12,919,512
thyssenkrupp AG:
2.75%, 03/08/21	EUR	1,067	1,302,114
1.38%, 03/03/22		5,885	6,891,389
United States Steel Corp.:
6.88%, 08/15/25	USD	14,619	14,705,983
6.25%, 03/15/26		9,875	9,739,318

			461,713,530
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc., 5.00%, 12/15/21		7,233	7,287,248

15

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Multiline Retail — 0.1%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	1,770	$2,354,647
JC Penney Corp., Inc., 8.13%, 10/01/19	USD	604	623,630
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(b)		13,907	9,196,004

			12,174,281
Multi-Utilities — 0.0%
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(a)	EUR	2,663	3,140,888

Oil, Gas & Consumable Fuels — 9.1%
Aker BP ASA, 5.88%, 03/31/25(b)	USD	5,545	5,709,964
Alta Mesa Holdings LP, 7.88%, 12/15/24		7,489	7,928,979
Antero Midstream Partners LP, 5.38%, 09/15/24		4,510	4,543,825
Antero Resources Corp.:
5.13%, 12/01/22		2,986	2,993,465
5.63%, 06/01/23		2,966	3,003,075
5.00%, 03/01/25		4,486	4,463,570
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		11,326	12,458,600
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)		8,004	8,184,090
California Resources Corp., 8.00%, 12/15/22(b)		16,692	15,147,990
Callon Petroleum Co.:
6.13%, 10/01/24		9,388	9,505,350
6.38%, 07/01/26(b)		8,187	8,207,467
Calumet Specialty Products Partners LP:
6.50%, 04/15/21		1,530	1,522,350
7.63%, 01/15/22		7,158	7,158,000
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		7,682	7,778,025
8.25%, 07/15/25		12,259	12,994,540
Chaparral Energy, Inc., 8.75%, 07/15/23(b)		11,123	11,199,471
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		12,066	13,151,940
5.88%, 03/31/25		22,473	23,371,920
5.13%, 06/30/27		13,584	13,465,140
Cheniere Energy Partners LP, 5.25%, 10/01/25(b)		5,007	4,884,078
Chesapeake Energy Corp.:
5.75%, 03/15/23		2,015	1,904,175
8.00%, 01/15/25		5,149	5,243,999
8.00%, 06/15/27		41,114	41,833,495
CNX Resources Corp., 5.88%, 04/15/22		87,548	88,002,374
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		23,817	26,198,700
Covey Park Energy LLC, 7.50%, 05/15/25(b)		31,876	32,513,520
Crestwood Midstream Partners LP, 6.25%, 04/01/23		14,380	14,631,650
CrownRock LP, 5.63%, 10/15/25(b)		36,907	35,615,255
DCP Midstream Operating LP(b):
6.45%, 11/03/36		11,854	12,476,335
6.75%, 09/15/37		7,655	8,114,300
DEA Finance SA, 7.50%, 10/15/22	EUR	3,019	3,793,392
Denbury Resources, Inc., 9.25%, 03/31/22(b)	USD	30,757	32,602,420
Diamondback Energy, Inc.:
4.75%, 11/01/24		6,707	6,539,325
5.38%, 05/31/25		2,574	2,574,000
5.38%, 05/31/25(b)		2,640	2,633,400
Eclipse Resources Corp., 8.88%, 07/15/23		4,630	4,386,925
Encavis Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%(a)(k)(m)	EUR	900	1,127,744
Endeavor Energy Resources LP(b):
5.50%, 01/30/26	USD	4,434	4,300,980
5.75%, 01/30/28		10,343	10,084,425
Energy Transfer Equity LP:
4.25%, 03/15/23		13,228	12,765,152
5.88%, 01/15/24		5,047	5,173,175
5.50%, 06/01/27		8,038	8,038,000

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP:
4.15%, 06/01/25	USD	1,957	$1,808,683
4.85%, 07/15/26		1,908	1,807,944
EP Energy LLC:
9.38%, 05/01/20		452	446,350
9.38%, 05/01/24(b)		23,380	19,171,600
8.00%, 11/29/24(b)		1,157	1,168,570
7.75%, 05/15/26(b)		24,585	25,138,162
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		11,315	11,852,463
5.63%, 02/01/26		27,154	26,001,584
Genesis Energy LP:
6.50%, 10/01/25		4,730	4,540,800
6.25%, 05/15/26		8,756	8,252,530
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		26,306	26,832,120
Gulfport Energy Corp.:
6.63%, 05/01/23		8,333	8,395,497
6.00%, 10/15/24		11,308	10,883,950
6.38%, 05/15/25		7,516	7,309,310
6.38%, 01/15/26		1,391	1,335,360
Halcon Resources Corp., 6.75%, 02/15/25		29,240	27,339,400
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)		16,079	16,038,802
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		5,069	4,891,585
Jagged Peak Energy LLC, 5.88%, 05/01/26(b)		8,586	8,414,280
Matador Resources Co., 6.88%, 04/15/23		4,762	4,988,195
MEG Energy Corp.(b):
6.38%, 01/30/23		8,612	8,009,160
7.00%, 03/31/24		9,800	9,138,500
6.50%, 01/15/25		26,348	26,282,130
Murphy Oil Corp.:
4.45%, 12/01/22		2,058	2,026,945
5.75%, 08/15/25		1,922	1,916,618
5.87%, 12/01/42		4,458	4,034,490
Neptune Energy Bondco plc, 6.63%, 05/15/25(b)		2,884	2,808,295
Newfield Exploration Co., 5.38%, 01/01/26		17,929	18,332,402
NGL Energy Partners LP, 6.88%, 10/15/21		25,970	26,294,625
NGPL PipeCo LLC(b):
4.38%, 08/15/22		9,926	9,826,740
4.88%, 08/15/27		7,961	7,861,487
7.77%, 12/15/37		20,486	24,071,050
Oasis Petroleum, Inc., 6.88%, 01/15/23		1,287	1,309,523
Origin Energy Finance Ltd., (EUR Swap Annual 5 Year + 3.67%), 4.00%, 09/16/74(a)	EUR	2,617	3,141,093
Parkland Fuel Corp., 6.00%, 04/01/26(b)	USD	2,351	2,315,735
Parsley Energy LLC(b):
6.25%, 06/01/24		661	685,788
5.38%, 01/15/25		21,154	20,995,345
5.25%, 08/15/25		6,070	5,963,775
5.63%, 10/15/27		6,624	6,574,320
PBF Holding Co. LLC, 7.25%, 06/15/25		13,483	14,174,004
PDC Energy, Inc.:
6.13%, 09/15/24		1,802	1,838,040
5.75%, 05/15/26(b)		4,350	4,306,500
QEP Resources, Inc.:
5.38%, 10/01/22		16,111	16,392,942
5.63%, 03/01/26		10,955	10,489,413
Range Resources Corp.:
5.88%, 07/01/22		12,643	12,801,038
5.00%, 08/15/22		630	623,700
5.00%, 03/15/23		3,056	2,956,680
4.88%, 05/15/25		12,281	11,513,437

16

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Repsol International Finance BV(a):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(k)	EUR	2,665	$3,231,658
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		3,378	4,121,359
Resolute Energy Corp., 8.50%, 05/01/20	USD	21,959	21,904,103
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)		26,750	30,495,000
RSP Permian, Inc., 6.63%, 10/01/22		636	668,245
Sanchez Energy Corp.:
7.75%, 06/15/21		30,631	26,112,928
6.13%, 01/15/23		11,070	7,527,600
7.25%, 02/15/23(b)		5,917	5,857,830
Seven Generations Energy Ltd.(b):
6.75%, 05/01/23		668	691,380
6.88%, 06/30/23		965	995,156
5.38%, 09/30/25		14,530	13,966,963
SM Energy Co.:
6.50%, 11/15/21		4,350	4,450,050
6.13%, 11/15/22		7,859	8,055,475
6.50%, 01/01/23		9,818	9,916,180
5.00%, 01/15/24		3,816	3,610,890
5.63%, 06/01/25(j)		11,742	11,184,255
6.75%, 09/15/26		4,567	4,578,418
Southwestern Energy Co.:
6.70%, 01/23/25		6,657	6,515,539
7.50%, 04/01/26		21,053	21,789,855
7.75%, 10/01/27		4,701	4,877,287
Sunoco LP, 4.88%, 01/15/23(b)		21,064	20,221,440
Tallgrass Energy Partners LP(b):
5.50%, 09/15/24		19,135	19,517,700
5.50%, 01/15/28		34,904	34,293,180
Targa Resources Partners LP:
5.13%, 02/01/25		6,787	6,702,163
5.88%, 04/15/26(b)		17,598	17,729,985
5.00%, 01/15/28(b)		14,667	13,640,310
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		9,836	9,491,740
6.62%, 06/15/25(n)		2,870	3,056,550
5.00%, 01/31/28		9,831	9,314,873
Tullow Oil plc:
7.00%, 03/01/25(b)		1,800	1,703,250
7.00%, 03/01/25		2,000	1,892,500
Whiting Petroleum Corp., 6.63%, 01/15/26(b)		11,456	11,799,680
WildHorse Resource Development Corp.:
6.88%, 02/01/25		1,554	1,583,137
6.88%, 02/01/25(b)		7,117	7,250,444
Williams Cos., Inc. (The):
8.75%, 03/15/32		4,077	5,256,680
5.75%, 06/24/44		27,073	27,986,714
WPX Energy, Inc.:
6.00%, 01/15/22		2,372	2,466,880
8.25%, 08/01/23		2,994	3,390,705
5.25%, 09/15/24		630	619,762
5.75%, 06/01/26		8,598	8,573,840

			1,408,567,244
Paper & Forest Products — 0.2%
Mercer International, Inc.:
7.75%, 12/01/22		282	296,100
6.50%, 02/01/24		7,141	7,230,263
5.50%, 01/15/26(b)		4,404	4,271,880
Norbord, Inc., 6.25%, 04/15/23(b)		10,791	11,250,697

Security	Par (000)		Value
Paper & Forest Products (continued)
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	1,895	$2,287,005
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26		3,804	4,420,499
Stora Enso OYJ, 2.50%, 06/07/27		1,650	1,954,655

			31,711,099
Personal Products — 0.0%
Prestige Brands, Inc., 6.38%, 03/01/24(b)	USD	206	203,940

Pharmaceuticals — 2.2%
Catalent Pharma Solutions, Inc., 4.88%, 01/15/26(b)		14,068	13,509,360
Endo Dac, 6.00%, 07/15/23(b)		11,774	9,684,115
Endo Finance LLC(b):
5.75%, 01/15/22		4,585	4,103,575
7.25%, 01/15/22		8,096	7,448,320
inVentiv Group Holdings, Inc., 7.50%, 10/01/24(b)		9,465	9,961,912
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19		30,331	29,609,989
Valeant Pharmaceuticals International, Inc.:
7.50%, 07/15/21(b)		21,843	22,184,297
5.63%, 12/01/21(b)		12,218	12,019,458
6.50%, 03/15/22(b)		12,928	13,380,480
7.25%, 07/15/22(b)		854	874,633
5.50%, 03/01/23(b)		20,902	19,438,860
4.50%, 05/15/23	EUR	16,813	18,544,129
5.88%, 05/15/23(b)	USD	39,011	36,645,958
7.00%, 03/15/24(b)		33,157	34,763,457
6.13%, 04/15/25(b)		47,646	43,893,877
5.50%, 11/01/25(b)		28,959	28,539,095
9.25%, 04/01/26(b)		5,003	5,196,866
8.50%, 01/31/27(b)		29,490	29,858,625

			339,657,006
Professional Services — 0.5%
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		7,016	6,858,140
Jaguar Holding Co. II, 6.38%, 08/01/23(b)		71,703	71,358,825
La Financiere Atalian SASU, 5.13%, 05/15/25	EUR	626	697,408

			78,914,373
Real Estate Management & Development — 0.3%
ADLER Real Estate AG:
4.75%, 04/08/20		341	410,367
2.13%, 02/06/24		2,800	3,173,546
3.00%, 04/27/26		100	113,812
Akelius Residential Property AB, (EUR Swap Annual 5 Year + 3.49%), 3.88%, 10/05/78(a)		925	1,053,987
Aroundtown SA, 1.50%, 01/18/21(m)		900	1,387,347
AT Securities BV, (LIBOR USD 12 Month + 3.55%), 5.25%(a)(k)	USD	3,250	2,970,500
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(a)(k)	EUR	1,700	1,999,629
Fastighets AB Balder, (EUR Swap Annual 5 Year + 2.90%), 3.00%, 03/07/78(a)		1,018	1,138,082
Five Point Operating Co. LP, 7.88%, 11/15/25(b)	USD	8,571	8,731,706
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		9,998	9,698,060
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		10,767	10,565,119
Realogy Group LLC(b):
5.25%, 12/01/21		5,851	5,821,745
4.88%, 06/01/23		182	171,080
RPG Byty sro, 3.38%, 10/15/24	EUR	3,330	3,869,330
Summit Germany Ltd., 2.00%, 01/31/25		1,140	1,270,981

			52,375,291

17

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Road & Rail — 0.6%
Ashtead Capital, Inc.(b):
5.63%, 10/01/24	USD	5,904	$6,042,449
4.38%, 08/15/27		2,685	2,497,050
Avis Budget Car Rental LLC, 5.13%, 06/01/22(b)		1,663	1,625,583
Avis Budget Finance plc, 4.13%, 11/15/24	EUR	2,181	2,563,476
EC Finance plc:
2.38%, 11/15/22		3,035	3,499,210
Europcar Groupe SA:
5.75%, 06/15/22		910	1,089,244
4.13%, 11/15/24		3,453	3,947,902
Herc Rentals, Inc.(b):
7.50%, 06/01/22	USD	3,062	3,238,065
7.75%, 06/01/24		6,886	7,350,805
Hertz Corp. (The), 7.63%, 06/01/22(b)		20,287	19,475,520
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	3,520	3,979,148
Loxam SAS:
3.50%, 04/15/22		328	393,285
3.50%, 05/03/23		2,294	2,736,343
4.25%, 04/15/24		3,096	3,759,442
6.00%, 04/15/25		405	498,874
Park Aerospace Holdings Ltd.(b):
3.63%, 03/15/21	USD	13,255	12,840,781
5.25%, 08/15/22		17,010	16,840,070

			92,377,247
Semiconductors & Semiconductor Equipment — 0.4%
Advanced Micro Devices, Inc.:
7.50%, 08/15/22		4,083	4,511,715
7.00%, 07/01/24		2,670	2,810,175
Entegris, Inc., 4.63%, 02/10/26(b)		10,792	10,279,380
Micron Technology, Inc., 5.50%, 02/01/25		544	566,440
NXP BV(b):
4.63%, 06/15/22		15,667	15,902,005
4.63%, 06/01/23		12,038	12,143,332
Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/26(b)		10,960	11,398,400

			57,611,447
Software — 3.0%
Ascend Learning LLC, 6.88%, 08/01/25(b)		12,633	12,743,539
CDK Global, Inc.:
5.88%, 06/15/26		9,815	10,001,485
4.88%, 06/01/27		13,663	13,099,401
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		15,346	14,518,851
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		32,407	36,170,263
Infor Software Parent LLC, 7.12% ( 7.12% Cash or 7.88% PIK), 05/01/21(b)(i)		13,082	13,114,705
Infor US, Inc., 6.50%, 05/15/22		90,657	90,770,321
Informatica LLC, 7.13%, 07/15/23(b)		41,118	41,538,226
Nuance Communications, Inc.:
6.00%, 07/01/24		6,837	6,896,824
5.63%, 12/15/26		6,519	6,372,387
PTC, Inc., 6.00%, 05/15/24		8,033	8,354,320
RP Crown Parent LLC, 7.38%, 10/15/24(b)		24,127	24,843,572
Solera LLC, 10.50%, 03/01/24(b)		85,108	94,523,498
Sophia LP, 9.00%, 09/30/23(b)		8,854	9,295,593
Symantec Corp., 5.00%, 04/15/25(b)		10,430	10,104,320
TIBCO Software, Inc., 11.38%, 12/01/21(b)		50,523	54,564,840

Security	Par (000)		Value
Software (continued)
Veritas US, Inc.(b):
7.50%, 02/01/23	USD	8,206	$7,693,125
10.50%, 02/01/24		8,805	7,220,100

			461,825,370
Specialty Retail — 0.5%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		16,784	16,631,937
Group 1 Automotive, Inc.:
5.00%, 06/01/22		4,355	4,322,337
5.25%, 12/15/23(b)		1,758	1,687,680
L Brands, Inc.:
6.88%, 11/01/35		20,050	17,844,500
6.75%, 07/01/36		4,349	3,827,120
Penske Automotive Group, Inc.:
5.75%, 10/01/22		12,957	13,118,963
5.50%, 05/15/26		860	842,800
SRS Distribution, Inc., 8.25%, 07/01/26(b)		9,515	9,467,425
Staples, Inc., 8.50%, 09/15/25(b)		12,275	11,446,437
Tendam Brands SAU, 5.00%, 09/15/24	EUR	1,938	2,127,405

			81,316,604
Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC, 7.13%, 06/15/24(b)	USD	29,583	31,341,090
Western Digital Corp., 4.75%, 02/15/26		40,090	38,987,525

			70,328,615
Textiles, Apparel & Luxury Goods — 0.1%
Eagle Intermediate Global Holding BV, 7.50%, 05/01/25(b)		10,826	10,812,468
PVH Corp.:
7.75%, 11/15/23		450	525,375
3.13%, 12/15/27	EUR	4,567	5,247,966
SMCP Group SAS, 5.88%, 05/01/23		814	1,002,148

			17,587,957
Thrifts & Mortgage Finance — 0.1%
Deutsche Pfandbriefbank AG, 4.60%, 02/22/27		700	838,153
Jerrold Finco plc:
6.25%, 09/15/21	GBP	3,692	4,993,112
6.13%, 01/15/24		3,182	4,220,710
Ladder Capital Finance Holdings LLLP(b):
5.25%, 03/15/22	USD	1,435	1,435,000
5.25%, 10/01/25		10,005	9,390,193

			20,877,168
Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc.:
6.38%, 10/01/23		7,593	7,839,772
4.88%, 11/01/25(b)		9,972	9,168,257
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)		8,159	7,710,255
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22(b)		3,529	3,608,402
HD Supply, Inc., 5.75%, 04/15/24(b)(n)		111,262	116,686,023
Rexel SA:
3.50%, 06/15/23	EUR	4,673	5,630,121
2.63%, 06/15/24		2,714	3,162,303
United Rentals North America, Inc.:
5.50%, 07/15/25	USD	6,203	6,249,523
4.63%, 10/15/25		15,460	14,725,650
5.88%, 09/15/26		952	961,520
5.50%, 05/15/27		1,282	1,243,540
4.88%, 01/15/28		2,000	1,851,900

			178,837,266

18

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Water Utilities — 0.1%
Core & Main LP, 6.13%, 08/15/25(b)	USD	21,070	$19,963,825

Wireless Telecommunication Services — 2.8%
Digicel Group Ltd., 8.25%, 09/30/20(b)		11,744	8,866,720
Digicel Ltd., 6.00%, 04/15/21(b)		50,795	46,032,969
Hughes Satellite Systems Corp., 5.25%, 08/01/26		19,923	18,677,812
Inmarsat Finance plc, 4.88%, 05/15/22(b)		5,139	5,049,067
Matterhorn Telecom SA:
3.88%, 05/01/22	EUR	4,125	4,868,536
(EURIBOR 3 Month + 3.25%), 3.25%, 02/01/23(a)		145	169,304
4.00%, 11/15/27		2,981	3,255,629
SoftBank Group Corp.:
4.00%, 04/20/23		3,775	4,544,225
4.75%, 07/30/25		2,255	2,694,247
(USD Swap Rate 5 Year + 4.85%), 6.87%(a)(k)	USD	10,710	9,168,231
Sprint Communications, Inc.(b):
9.00%, 11/15/18		187	190,740
7.00%, 03/01/20		48,139	49,944,213
Sprint Corp.:
7.88%, 09/15/23		32,403	33,597,861
7.13%, 06/15/24		76,783	77,519,349
7.63%, 02/15/25		14,544	14,835,025
7.63%, 03/01/26		60,337	61,543,740
Telefonica Europe BV(a)(k):
(EUR Swap Annual 5 Year + 5.04%), 6.50%	EUR	1,000	1,181,842
(EUR Swap Annual 5 Year + 3.81%), 4.20%		8,300	9,993,215
(EUR Swap Annual 6 Year + 3.80%), 5.00%		2,200	2,699,545
(GBP Swap 5 Year + 4.46%), 6.75%	GBP	1,700	2,391,375
(EUR Swap Annual 8 Year + 5.59%), 7.63%	EUR	1,900	2,546,096
(EUR Swap Annual 5 Year + 3.86%), 3.75%		1,700	1,992,705
(EUR Swap Annual 5 Year + 2.33%), 2.63%		2,200	2,402,164
(EUR Swap Annual 10 Year + 4.30%), 5.88%		1,000	1,271,442
T-Mobile USA, Inc.:
4.00%, 04/15/22	USD	4,042	4,000,772
6.38%, 03/01/25		11,512	11,917,222
5.13%, 04/15/25		630	633,150
6.50%, 01/15/26		13,313	13,729,031
4.50%, 02/01/26		16,736	15,627,240
4.75%, 02/01/28		21,574	19,982,918
Vodafone Group plc, 0.00%, 11/26/20(m)(o)	GBP	1,200	1,508,348
Wind Tre SpA, (EURIBOR 3 Month + 2.75%), 2.75%, 01/20/24(a)	EUR	450	436,856

			433,271,589
Total Corporate Bonds — 76.6% (Cost: $11,860,333,284)			11,807,236,895

Security	Par (000)		Value
Floating Rate Loan Interests — 11.0%(p)

Aerospace & Defense — 0.2%
HENSOLDT Holding GmbH, Term Loan B3, (EURIBOR 3 Month + 3.25%), 3.25%, 02/28/24	EUR	4,500	$5,220,942
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 5.00%), 7.05%, 11/28/21	USD	10,750	10,763,848
Sequa Mezzanine Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 3 Month + 9.00%), 11.10%, 04/28/22(c)		3,845	3,835,387
WP CPP Holdings, Term Loan B, (LIBOR USD 6 Month + 3.75%), 6.28%, 03/16/25		2,617	2,626,160

			22,446,337
Air Freight & Logistics — 0.2%
Ceva Group plc, Term Loan, (LIBOR USD 3 Month - 0.10%), 2.21%, 03/19/21		8,608	8,576,187
Ceva Intercompany BV, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.86%, 03/19/21		3,518	3,504,829
CEVA Logistics Holdings, Inc., Term Loan B, (LIBOR USD 3 Month + 5.50%), 7.86%, 03/19/21		14,806	14,750,450
Ceva Logistics ULC, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.86%, 03/19/21		1,598	1,591,540

			28,423,006
Airlines — 0.0%(c)
Northwest Airlines, Inc., Term Loan, (LIBOR USD 6 Month + 1.23%), 3.30%, 09/10/18		703	699,364
Northwest Airlines, Inc., Term Loan 2, (LIBOR USD 6 Month + 1.23%), 3.30%, 09/10/18		697	693,285
Northwest Airlines, Inc., Term Loan 5, (LIBOR USD 6 Month + 1.23%), 3.30%, 09/10/18		692	687,883

			2,080,532
Auto Components — 0.0%
Mavis Tire Express, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.33%, 03/15/25		3,564	3,528,751
Mavis Tire Express, Delayed Draw 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 0.00% - 5.33%, 03/15/25		31	31,142

			3,559,893
Building Products — 0.0%
LSF10 XL Bidco SCA, Term Loan, 04/11/24(q)	EUR	2,220	2,571,465
LSF10 XL Bidco SCA, Term Loan B, (EURIBOR 3 Month + 3.50%), 3.50%, 04/11/24		1,000	1,157,582

			3,729,047
Capital Markets — 0.0%
Swissport Financing SARL, Term Loan, 02/09/22(q)		2,682	3,116,926

19

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Chemicals — 0.4%
Allnex SARL, Term Loan B1, 09/13/23(q)	EUR	3,990	$4,579,450
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 01/31/24(q)	USD	7,411	7,367,870
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.13%, 08/12/22		29,346	29,382,906
Greenrock Finance, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.59%, 06/28/24		3,210	3,205,857
Invictus Co., Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.10%, 03/28/25		5,446	5,439,425
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 8.73%, 03/30/26		2,977	2,995,606

			52,971,114
Commercial Services & Supplies — 0.5%
Access CIG LLC, 1st Lien Term Loan, 02/27/25(q)		443	442,889
Access CIG LLC, 2nd Lien Term Loan:
, 02/27/26(q)		97	96,919
Access CIG LLC, Initial Loan 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.75%), 9.84%, 02/27/26		1,157	1,156,210
Access CIG LLC, Term Loan:
(LIBOR USD 1 Month + 3.75%), 5.84% , 02/27/25		3,214	3,212,921
Brand Energy & Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 4.25%), 6.58% - 6.61%, 06/21/24		67,479	67,529,513
Verisure Holding AB, Term Loan B1, 3.00%, 10/21/22	EUR	4,000	4,569,601
West Corp., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.59%, 10/10/24	USD	3,614	3,582,378

			80,590,431
Construction & Engineering — 0.2%
Ply Gem, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.09%, 04/01/25		27,603	27,517,235

Construction Materials — 0.0%
Financière Dry Mix Solutions SAS, 1st Lien Term Loan B, 03/15/24(q)	EUR	2,000	2,326,514

Consumer Products — 0.0%
Diamond BV, Term Loan, (EURIBOR 3 Month + 3.25%), 09/06/24(q)		3,234	3,699,260

Containers & Packaging — 0.0%
Verallia Packaging, Term Loan B4, (EURIBOR 6 Month + 2.75%), 2.75%, 10/31/22		4,000	4,568,714

Diversified Consumer Services — 0.1%
Bach Finance Ltd., Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 08/30/24		2,000	2,291,317
Laureate Education, Inc., Term Loan, 04/26/24(q)	USD	6,229	6,224,038
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.84%, 05/06/24		7,100	6,891,542

			15,406,897

Security	Par (000)		Value
Diversified Financial Services — 0.2%
AHP Health Partners, Inc., Term Loan, 06/30/25(q)	USD	7,105	$7,069,475
Evergood 4 APS, Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 02/06/25	EUR	4,000	4,584,923
Financiere Mendel SAS, Term Loan, 06/30/21(q)		4,310	4,957,174
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 4.84%, 03/01/21	USD	7,085	7,038,784
Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, (LIBOR USD 3 Month + 5.75%), 7.84% - 8.06%, 02/28/22		7,485	7,508,428
Tele Columbus AG, Facility A2 Term Loan, 10/15/24(q)	EUR	4,000	4,559,418

			35,718,202
Diversified Telecommunication Services — 0.5%
CenturyLink, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.84%, 01/31/25	USD	48,167	47,143,407
Eircom Finco SARL, Term Loan, (EURIBOR 1 Month + 3.25%), 3.25%, 04/19/24	EUR	5,000	5,776,056
TDC A/S, Term Loan B, 06/11/25(q)		5,500	6,341,265
TDC AS, Term Loan B, 06/11/25(q)	USD	9,285	9,258,909

			68,519,637
Electrical Equipment — 0.0%
Graftech International Ltd., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.51%, 02/12/25		4,562	4,530,659

Energy Equipment & Services — 0.8%
McDermott International, Inc., Term Loan, (LIBOR USD 1 Month + 5.00%), 7.09%, 05/12/25		73,049	73,322,854
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 9.80%, 11/08/22(c)		34,064	35,171,080
Weatherford International Ltd., Term Loan, (LIBOR USD 1 Month + 1.43%), 3.53%, 07/13/20		14,933	14,746,078

			123,240,012
Food & Staples Retailing — 0.1%
Albertson’s Co. LLC, Term Loan B, 05/03/23(q)		17,280	17,248,056

Food Products — 0.1%
CHG PPC Parent LLC, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.84%, 03/31/25(c)		5,303	5,276,485
Chobani LLC, Term Loan, (LIBOR USD 1 Month + 3.50%), 5.59%, 10/10/23		3,799	3,798,944
Froneri International plc, Term Loan B, (EURIBOR 3 Month + 2.63%), 2.63%, 01/31/25	EUR	3,000	3,470,573
JBS USA Lux SA, Term Loan, 10/30/22(q)	USD	7,321	7,258,828

			19,804,830
Health Care Equipment & Supplies — 0.6%
CTC AcquiCo GmbH, Term Loan B, 03/07/25(q)	EUR	4,000	4,611,082
DJO Finance LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.34% - 5.56%, 06/08/20	USD	37,766	37,553,959
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 5.00%), 7.09%, 06/15/21		41,399	41,830,210

			83,995,251

20

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Health Care Providers & Services — 0.5%
Dentalcorp Perfect Smile ULC, 1st Lien Term Loan, (LIBOR USD 6 Month + 3.75%), 5.76%, 05/31/25	USD	4,803	$4,811,529
Gentiva Health Services, Inc. Term Loan U, 06/23/25(c)(q)		12,908	12,810,817
Gentiva Health Services, Inc., Term Loan(c)(q):
06/23/25		8,067	8,006,761
06/22/26		2,851	2,879,170
HomeVi, Term Loan, 3.25%, 10/31/24	EUR	4,220	4,846,506
Ortho-Clinical Diagnostics, Inc., Term Loan B, 06/30/25(q)	USD	7,599	7,565,792
Quorum Health Corp., 1st Lien Term Loan, 04/29/22(q)		11,078	11,252,505
Team Health Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.84%, 02/06/24		18,388	17,652,947

			69,826,027
Hotels, Restaurants & Leisure — 0.3%
Dorna Sports SL, 1st Lien Term Loan, 05/03/24(q)	EUR	3,500	4,023,783
GVC Holdings plc, Term Loan, 03/29/24(q)		3,000	3,477,125
GVC Holdings plc, Term Loan B2, 4.60%, 03/15/24	USD	1,991	1,984,805
Las Vegas Sands LLC, Term Loan, (LIBOR USD 1 Month + 1.75%), 3.84%, 03/27/25		29,231	29,006,248
Tackle SARL, Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 08/08/22	EUR	3,000	3,459,117

			41,951,078
Household Products — 0.0%
Energizer Holdings, Term Loan B1, 06/20/25(q)	USD	4,547	4,545,090

Industrial Conglomerates — 0.5%
Accudyne Industries LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 5.34%, 08/18/24		21,101	21,031,851
Filtration Group Corp., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.09%, 03/29/25		2,854	2,850,994
PSAV Holdings LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.23% - 5.25%, 02/21/25		6,336	6,262,177
PSAV Holdings LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.34%, 09/01/25		5,135	5,087,912
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.00%, 03/14/25		21,771	21,816,284
Vertiv Group Corp., Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.00%, 11/30/23		17,565	17,432,866

			74,482,084
Insurance — 0.2%
Alliant Holdings Intermediate LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.05%, 05/09/25		2,592	2,572,560
Asurion LLC, 2nd Lien Term Loan B2, 08/04/25(c)(q)		22,991	23,307,126
USI, Inc., 1st Lien Term Loan B, (LIBOR USD 3 Month + 3.00%), 5.33%, 05/16/24		4,973	4,939,902

			30,819,588

Security	Par (000)		Value
Internet Software & Services — 0.1%
Deck Chassis Acquisition, Inc., Term Loan, (LIBOR USD 1 Month + 6.00%), 8.09%, 06/15/23(c)	USD	2,515	$2,533,863
GTT Communications, Inc., 1st Lien Term Loan, 05/31/25(q)		201	197,773
ZPG plc, Term Loan, 06/06/25(q)	GBP	5,000	6,565,756

			9,297,392
IT Services — 0.3%
Altran Technologies SA, 1st Lien Term Loan B, (EURIBOR 3 Month + 2.75%), 2.75%, 01/31/25	EUR	2,202	2,550,763
Applied Systems, Inc., Term Loan, (LIBOR USD 3 Month + 7.00%), 9.33%, 09/19/25	USD	1,598	1,641,945
BMC Software Finance, Inc., Term Loan B, 09/01/25(q)		23,320	23,174,250
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.84%, 04/28/25		2,137	2,129,884
Mitchell International, Inc., 1st Lien Term Loan, 11/29/24(q)		3,114	3,088,957
Mitchell International, Inc., 2nd Lien Term Loan: , 11/29/24(q)		605	599,784
(LIBOR USD 1 Month + 7.25%), 9.34%, 12/01/25		7,811	7,791,472
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.61%, 08/01/25		3,852	3,822,147
Tempo Acquisition LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 05/01/24		6,940	6,905,565

			51,704,767
Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.34%, 08/30/24		4,180	4,164,198

Machinery — 0.3%
Pike Corp., 1st Lien Term Loan, 5.60%, 03/12/25		4,125	4,133,490
Titan Acquisition Ltd., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 03/28/25		37,228	36,618,824

			40,752,314
Marine — 0.0%
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 4.00%), 4.00%, 02/24/25	EUR	3,500	4,046,427

Media — 1.9%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.09%, 07/12/24	USD	3,753	3,738,570
Axel Springer SE, Term Loan B12, (EURIBOR 3 Month + 3.25%), 3.75%, 08/15/22	EUR	3,961	4,598,869
Charter Communications Operating, LLC, Term Loan, (LIBOR USD 1 Month + 1.50%), 3.60%, 03/31/23	USD	71,780	71,645,272
Intelsat Jackson Holdings SA, Term Loan:
(LIBOR USD 1 Month + 3.75%), 5.85% , 11/27/23		4,956	4,939,695
(LIBOR USD 1 Month + 4.50%), 6.60% , 01/02/24		15,381	15,943,165
(LIBOR USD 6 Month + 6.63%), 6.63% , 01/02/24		85,376	87,998,060

21

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Media (continued)
Stars Group Holdings B.V., Term Loan, (LIBOR USD 3 Month + 3.50%), 06/27/25(q)	USD	73,580	$73,626,356
Unitymedia Finance LLC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.32%, 01/15/26		6,950	6,890,439
Xplornet Communications, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.33%, 09/09/21(c)		14,254	14,254,370

			283,634,796
Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC, Term Loan, (LIBOR USD 1 Month + 3.25%), 4.81% - 5.26%, 10/25/20		18,400	16,279,505

Multi-Utilities — 0.0%
Exgen Renewables IV LLC, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.31%, 11/28/24(c)		4,348	4,359,292

Oil, Gas & Consumable Fuels — 1.3%
Bison Midstream Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.09%, 05/21/25(c)		2,102	2,102,000
Bronco Midstream Funding LLC, Term Loan B, (LIBOR USD 3 Month + 3.50%), 5.83%, 08/14/23(c)		5,329	5,328,734
California Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.75%), 6.84%, 12/31/22		38,312	38,958,707
CD&R Firefly Bidco Ltd., Term Loan, 06/23/25(q)	GBP	4,000	5,225,101
Chesapeake Energy Corp., Term Loan, 08/23/21(q)	USD	75,802	79,228,529
CONSOL Energy., Inc., Term Loan, (LIBOR USD 3 Month + 6.00%), 8.32%, 11/28/22		15,415	15,787,625
Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 8.09%, 03/01/24		15,038	14,746,714
Lucid Energy Group II Borrower LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.09%, 02/17/25(c)		4,530	4,501,337
Medallian Midland Acquisition LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.34%, 10/30/24(c)		6,060	5,998,955
Midcoast Operating LP, Term Loan, 06/30/25(c)(q)		13,008	12,942,960
Vine Oil & Gas LP, Term Loan B, (LIBOR USD 1 Month + 6.88%), 8.97%, 11/25/21(c)		15,030	15,030,000

			199,850,662
Pharmaceuticals — 0.3%
Amneal Pharmaceuticals LLC, Term Loan B18, (LIBOR USD 1 Month + 3.50%), 5.63%, 03/21/25		15,605	15,560,825
Endo Pharma, Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.38%, 04/29/24		25,224	25,160,874
Valeant Pharmaceuticals International, Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 4.98%, 06/02/25		7,805	7,773,228

			48,494,927
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc., Term Loan, 05/29/25(q)		15,439	15,406,880

Security	Par (000)		Value
Software — 0.6%
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.61%, 11/01/24	USD	35,598	$36,576,945
McAfee LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 4.50%), 6.59%, 09/30/24		7,132	7,161,418
PowerSchool, Inc., 1st Lien Term Loan, 07/31/25(c)(q)		7,650	7,592,625
Renaissance Learning, Inc., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.58%, 05/24/25		5,549	5,515,040
SS&C Technologies Holdings, Inc., Term Loan, 4.59%, 04/16/25		9,226	9,220,846
SS&C Technologies Holdings, Inc., Term Loan B, 4.59%, 04/16/25		25,831	25,816,882

			91,883,756
Specialty Retail — 0.0%
EG Group Ltd., Term Loan, 02/07/25(q)	EUR	1,346	1,551,050
EG Group Ltd., Term Loan B1, (EURIBOR 3 Month + 4.00%), 4.00%, 02/07/25		2,648	3,056,880

			4,607,930
Trading Companies & Distributors — 0.1%
Reece Ltd., Term Loan B, 06/01/25(c)(q)	USD	3,125	3,109,221
SRS Distribution, Inc., Term Loan B, (LIBOR USD 3 Month + 3.25%), 5.58%, 05/23/25		18,722	18,425,631

			21,534,852
Wireless Telecommunication Services — 0.4%
Digicel International Finance Ltd., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.61%, 05/27/24		11,560	11,025,572
Ligado Networks LLC, Term Loan, (LIBOR USD 3 Month + 12.50%), 14.82%, 12/07/20		183,596	52,447,376

			63,472,948
Total Floating Rate Loan Interests — 10.9% (Cost: $1,803,577,091)			1,684,607,066

Foreign Agency Obligations — 0.0%

Mexico — 0.0%
Petroleos Mexicanos, 5.38%, 03/13/22		2,420	2,481,710

Total Foreign Agency Obligations — 0.0% (Cost: $2,408,596)			2,481,710

	Shares
Investment Companies — 0.5%
Financial Select Sector SPDR Fund		1,727,236	45,927,205
SPDR S&P Oil & Gas Exploration & Production ETF(r)		657,260	28,301,616

Total Investment Companies — 0.5% (Cost: $74,453,729)			74,228,821

22

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Non-Agency Mortgage-Backed Securities — 0.1%

Commercial Mortgage-Backed Securities — 0.1%(b)(d)
Core Industrial Trust, Series 2015-CALW, Class G, 3.98%, 02/10/34	USD	6,000	$5,693,121
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.49%, 12/15/34		5,000	4,942,637
Series 2015-NRF, Class FFX, 3.49%, 12/15/34		7,515	7,382,198
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 06/10/28		1,000	977,117

			18,995,073
Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost: $18,699,554)			18,995,073

	Beneficial Interest (000)
Other Interests — 0.0%(s)

Auto Components — 0.0%
Lear Corp., Escrow(c)(e)(l)		15,450	—

			—
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds(e)(l)		65,620	2,250,572

			2,250,572
Electric Utilities — 0.0%(c)(e)(l)
Mirant America Corp., Escrow(d)(o)		5,150	—
Mirant Americas Generation LLC, Escrow(d)(o)		1,215	—

			—
Media — 0.0%
Adelphia Communications Corp., Escrow(c)(e)(l)		325	—

Total Other Interests — 0.0%			2,250,572

	Par (000)
Preferred Securities — 3.0%

Capital Trusts — 1.7%

Banks — 1.3%(k)
Bank of America Corp.(p):
Series X, 6.25%		22,294	23,297,230
Series Z, 6.50%		13,146	13,967,625
Series AA, 6.10%		20,216	21,012,510
CIT Group, Inc., Series A, 5.80%		14,981	14,793,737

Security	Par (000)		Value
Banks (continued)
Citigroup, Inc.(p):
Series O, 5.87%	USD	6,570	$6,729,980
Series R, 6.12%		10,372	10,825,775
5.95%		11,322	11,520,135
JPMorgan Chase & Co.(p):
Series V, 5.00%		17,450	17,537,250
Series Q, 5.15%		7,285	7,175,725
Series R, 6.00%		3,600	3,676,500
Series X, 6.10%		27,447	28,341,772
Wells Fargo & Co.(p):
Series S, 5.90%		6,905	6,930,894
Series U, 5.87%		15,824	16,318,500

			182,127,633
Capital Markets — 0.3%(k)
Goldman Sachs Group, Inc. (The), Series P, 5.00%		48,000	45,028,800
Morgan Stanley, Series H, 5.45%		6,391	6,474,914

			51,503,714
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25%(b)(k)		2,827	2,855,270

Oil, Gas & Consumable Fuels — 0.1%
Andeavor Logistics LP, Series A, 6.87%(k)		15,738	15,580,620

Total Capital Trusts — 1.7% (Cost: $252,205,641)			252,067,237

	Shares
Preferred Stocks — 0.9%

Banks — 0.0%
CF-B L2 (D), LLC (Acquired 04/08/15-12/07/15, cost $3,497,649)(e)(f)(k)		3,533,876	1,889,563

Hotels, Restaurants & Leisure — 0.8%
Stars Group, Inc. (The)(c)(e)(k)(m)		67,975	129,957,301

Machinery — 0.1%
Rexnord Corp., Series A, 5.75%(m)		177,740	11,105,195

Real Estate Management & Development — 0.0%
Concrete Investment I SCA, 0.00%(c)(e)(h)		40,610	758,790

Total Preferred Stocks — 0.9% (Cost: $79,183,842)			143,710,849

23

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Trust Preferreds — 0.4%

Banks — 0.4%
GMAC Capital Trust I, 8.13%, 02/15/40	2,348,443	$61,764,051
Total Trust Preferreds — 0.4% (Cost: $53,643,829)		61,764,051

Total Preferred Securities — 3.0% (Cost: $385,033,312)		457,542,137

Warrants — 0.0%(e)

Media — 0.0%
HMH Holdings, Inc. (Education Media) (Expires 06/22/19)	11,931	—

Oil, Gas & Consumable Fuels — 0.0%
Peninsula Energy Ltd. (Expires 12/31/18)(v)	3,502,308	2,592

Total Warrants — 0.0%		2,592

Total Long-Term Investments — 96.1% (Cost: $14,989,621,110)		14,820,358,139

Short-Term Securities — 4.0%(t)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.80%(v)	573,866,656	573,866,656
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.72%	9,888,539	9,888,539
SL Liquidity Series, LLC, Money Market Series, 2.16%(u)(v)	28,443,504	28,446,348

Total Short-Term Securities — 3.9% (Cost: $612,200,361)		612,201,543

Total Options Purchased — 0.0% (Cost: $737,185)		209,344

Total Investments Before Options Written — 100.1% (Cost: $15,602,558,656)		15,432,769,026

Total Options Written — 0.0% (Premium Received — $217,897)		(159,178)

Value

Total Investments Net of Options Written — 100.1% (Cost: $15,602,340,759)	$15,432,609,848
Liabilities in Excess of Other Assets — (0.1)%	(19,011,549)

Net Assets — 100.0%	$15,413,598,299

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Non-income producing security.
(f)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,033,405, representing less than 0.05% of its net assets as of period end, and an original cost of $12,136,628.

(g)	All or a portion of the Security is held by a wholly owned subsidiary.
(h)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

24

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio

(j)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(k)	Perpetual security with no stated maturity date.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Convertible security.
(n)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(o)	Zero-coupon bond.
(p)	Variable rate security. Rate shown is the rate in effect as of period end.
(q)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)	Security, or a portion of the security, is on loan.
(s)	Other interests represent beneficial interests in liquidation trusts and other reorganizational or private entities.
(t)	Annualized 7-day yield as of period end.
(u)	Security was purchased with the cash collateral from loaned securities.
(v)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended and /or related Parties of the Fund, were as follows:

Affiliated Persons and / or Related Parties	Shares Held at 09/30/17	Shares Purchased		Shares Sold		Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	398,726,592	175,140,064	(b)	—		573,866,656	$573,866,656	$3,019,860		$—	$—
SL Liquidity Series, LLC, Money Market Series	327,194,137	—		(298,747,789	)(c)	28,446,348	28,446,348	1,229,746	(d)	(870)	1,182
iShares iBoxx $ High Yield Corp Bond ETF	3,574,052	10,545,000		(14,119,052)		—	—	4,819,194		(7,944,083)	(1,008,452)
Peninsula Energy Ltd.	13,944,024	—		(13,944,024)		—	—	—		(12,147,537)	11,652,014
Peninsula Energy Ltd., Warrants (Expired 12/31/17)	1,961,180	—		(1,961,180)		—	—	—		8	8
Peninsula Energy Ltd., Warrants (Expires 12/31/18)	3,502,309	—		(1)		3,502,308	2,592	—		—	(79,824)

							$602,315,596	$9,068,800		$(20,092,482)	$10,564,928

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

25

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Citigroup Global Markets, Inc.	(1.25)%	03/23/18	Open	$2,520,140	$2,511,652	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(0.25)%	05/25/18	Open	4,768,000	4,765,815	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.50)%	06/01/18	Open	1,294,370	1,292,914	Corporate Bonds	Open/Demand

Total				$8,582,510	$8,570,381

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
EURO STOXX 50 Index	41	09/21/18	$1,624	$(13,578)
STOXX 600 Banks Index	134	09/21/18	1,255	(12,289)

				(25,867)

Short Contracts
Euro-Bobl	33	09/06/18	5,093	(28,484)
Euro-Bund	31	09/06/18	5,885	(65,342)
U.S. Treasury 10 Year Note	89	09/19/18	10,697	(56,458)
Russell 2000 E-Mini Index	942	09/21/18	77,597	1,834,698
S&P 500 E-Mini Index	578	09/21/18	78,654	1,934,739
Long Gilt	30	09/26/18	4,872	(46,660)
U.S. Treasury 5 Year Note	31	09/28/18	3,522	17,667

				3,590,160

				$3,564,293

26

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	10,492,000	USD	7,737,916	Nomura International plc	07/05/18	$26,658
CAD	603,000	USD	455,134	Goldman Sachs International	07/05/18	3,562
EUR	648,315,000	USD	754,612,727	HSBC Bank plc	07/05/18	2,595,111
GBP	83,465,000	USD	109,848,287	Barclays Bank plc	07/05/18	314,063
USD	9,772,341	AUD	12,887,000	National Australia Bank Ltd.	07/05/18	235,354
USD	3,823,269	CAD	4,947,000	State Street Bank and Trust Co.	07/05/18	60,135
USD	745,135,722	EUR	636,694,000	Morgan Stanley & Co. International plc	07/05/18	1,500,780
USD	12,131,914	EUR	10,326,000	Toronto Dominion Bank	07/05/18	71,530
USD	1,968,022	GBP	1,465,000	ANZ Banking Group Ltd.	07/05/18	34,423
USD	7,660,513	GBP	5,777,000	Barclays Bank plc	07/05/18	35,665
USD	101,730,081	GBP	76,350,147	BNP Paribas SA	07/05/18	958,361
USD	6,645	GBP	5,000	HSBC Bank plc	07/05/18	46

						5,835,688

USD	3,729,116	EUR	3,218,000	Goldman Sachs International	08/06/18	(38,495)
USD	756,372,903	EUR	648,315,000	HSBC Bank plc	08/06/18	(2,669,545)
USD	110,005,702	GBP	83,465,000	Barclays Bank plc	08/06/18	(322,087)
USD	7,738,777	AUD	10,492,000	Nomura International plc	08/07/18	(26,780)
USD	455,396	CAD	603,000	Goldman Sachs International	08/07/18	(3,567)

						(3,060,474)

	Net Unrealized Appreciation					$2,775,214

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EURO STOXX 50 Index	631	08/17/18	EUR	3,750.00	EUR	21,426	$3,316
S&P 500 Index	21	08/17/18	USD	2,725.00	USD	5,709	97,335
S&P 500 Index	83	08/17/18	USD	2,850.00	USD	22,562	25,315

							125,966

Put
Marsico Parent Superholdco, LLC	100,462	12/14/19	USD	942.86	USD	49,799	10

							$125,976

OTC Credit Default Swaptions Purchased

	Received by the Fund		Paid by the Fund
Description	Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Bought Protection on 5-Year Credit Default Swap	CDX.NA.HY.30.V1	Quarterly	5.00%	Quarterly	Goldman Sachs International	07/18/18	USD	106.50	USD	119,440	$83,368

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	21	08/17/18	USD	2,800.00	USD	5,709	$(24,045)

OTC Credit Default Swaptions Written

Description	Received by the Fund		Paid by the Fund		Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)		Value
	Rate/Reference	Frequency	Rate/Reference	Frequency
Put
Sold Protection on 5-Year Credit Default Swap	5.00%	Quarterly	CDX.NA.HY.30.V1	Quarterly	Goldman Sachs International	07/18/18	NR	USD 102.00	USD	119,440	$(135,133)

27

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	Quarterly	12/20/21	CCC+	USD	10,200	$503,784	$(292,758)	$796,542
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	B	USD	513,197	30,197,994	30,770,434	(572,440)
ITRAXX.EUR.CROSSOVER.29.V1	5.00%	Quarterly	06/20/23	B	EUR	11,630	1,108,018	1,418,757	(310,739)

							$31,809,796	$31,896,433	$(86,637)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Frontier Communications Corp.	5.00%	Quarterly	Barclays Bank plc	06/20/23	USD 6,672	$1,846,804	$2,219,792	$(372,988)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	1,257	$131,633	$200,067	$(68,434)
Saipem Finance International BV	5.00%	Quarterly	Credit Suisse International	06/20/22	BB+	EUR	1,741	262,691	100,979	161,712
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	12/20/22	BB+	EUR	1,306	(171,332)	(51,182)	(120,150)
Fiat Chrysler Automobiles NV	5.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	822	136,156	160,042	(23,886)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Barclays Bank plc	12/20/22	BB+	EUR	1,130	110,792	205,522	(94,730)
Telecom Italia SpA	1.00%	Quarterly	Citibank NA	12/20/22	BB+	EUR	1,320	(56,803)	(24,650)	(32,153)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Bank of America NA	06/20/23	BB+	EUR	466	(70,872)	(72,328)	1,456
Casino Guichard-Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB+	EUR	200	(30,445)	(26,022)	(4,423)
Casino Guichard-Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB+	EUR	320	(48,713)	(32,378)	(16,335)
Casino Guichard-Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB+	EUR	330	(50,235)	(33,390)	(16,845)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	408	(62,079)	(57,681)	(4,398)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB+	EUR	1,044	(158,991)	(153,007)	(5,984)
Casino Guichard-Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB+	EUR	340	(51,758)	(34,737)	(17,021)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB+	EUR	245	(37,284)	(32,426)	(4,858)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB+	EUR	163	(24,856)	(21,617)	(3,239)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB+	EUR	408	(62,140)	(57,736)	(4,404)
Casino Guichard-Perrachon SA	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	BB+	EUR	330	(50,235)	(33,066)	(17,169)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/23	B+	USD	20,000	(2,192,546)	(2,252,983)	60,437
Deutsche Bank AG	1.00%	Quarterly	Goldman Sachs International	06/20/23	NR	EUR	2,700	(118,533)	(22,545)	(95,988)
Intesa Sanpaolo SpA	1.00%	Quarterly	BNP Paribas SA	06/20/23	NR	EUR	2,760	(99,748)	(133,086)	33,338
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	295	12,368	34,965	(22,597)
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	800	33,557	80,082	(46,525)
Intrum Justitia AB	5.00%	Quarterly	Credit Suisse International	06/20/23	BB+	EUR	1,300	54,529	137,927	(83,398)
Intrum Justitia AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	1,400	58,725	161,855	(103,130)
Intrum Justitia AB	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB+	EUR	995	41,742	118,051	(76,309)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	BNP Paribas SA	06/20/23	BB+	EUR	324	29,222	53,592	(24,370)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	BB+	EUR	189	17,047	31,850	(14,803)
TDC A/S	1.00%	Quarterly	Barclays Bank plc	06/20/23	B+	EUR	400	(37,721)	(38,582)	861
TDC A/S	1.00%	Quarterly	Goldman Sachs International	06/20/23	B+	EUR	810	(76,385)	(76,347)	(38)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/25	B+	USD	3,720	(668,898)	(688,684)	19,786

								$(3,181,112)	$(2,557,515)	$(623,597)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

28

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio

OTC Total Return Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date(a)	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (Amount) / Reference	Frequency	Rate / Reference	Frequency
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1 month LIBOR minus 2.00%	At Termination	Goldman Sachs International	07/09/18	USD	1,065	$(672,067)	$—	$(672,067)
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1 month LIBOR minus 2.00%	At Termination	Morgan Stanley & Co. International plc	07/09/18	USD	1,000	(640,367)	—	(640,367)
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1 month LIBOR minus 1.75%	Monthly	Goldman Sachs International	07/09/18	USD	2,000	(2,039,330)	—	(2,039,330)
iShares iBoxx $ High Yield Corporate Bond ETF	Monthly	1 month LIBOR minus 1.75%	Monthly	Goldman Sachs International	07/16/18	USD	1,040	(1,089,933)	—	(1,089,933)
iBoxx USD Liquid High Yield Index	Quarterly	3 month LIBOR	At Termination	Goldman Sachs International	09/20/18	USD	188,300	670,053	(659,492)	1,329,545
iBoxx USD Liquid High Yield Index	Quarterly	3 month LIBOR	At Termination	Morgan Stanley & Co. International plc	09/20/18	USD	46,000	608,821	(38,236)	647,057

								$(3,162,823)	$(697,728)	$(2,465,095)

(a)	Certain swaps have no stated termination and can be terminated by either party at any time.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month LIBOR	London Interbank Offered Rate	2.34%
1 month LIBOR	London Interbank Offered Rate	2.09%
6 month EURIBOR	Euro Interbank Offered Rate	-0.27%

Currency

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviations

CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligations
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-The-Counter
PIK	Payment-in-kind
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

29

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its Semi-annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$401,924,196	$43,862,961	$445,787,157
Common Stocks:
Auto Components	24,911,759	—	—	24,911,759
Banks	14,406,539	—	—	14,406,539
Capital Markets	14,196,199	—	—	14,196,199
Chemicals	47,683,872	—	—	47,683,872
Construction & Engineering	21,692,342	—	—	21,692,342
Containers & Packaging	7,707,985	—	—	7,707,985
Diversified Financial Services	970	—	—	970
Diversified Telecommunication Services	8,203,576	—	—	8,203,576
Equity Real Estate Investment Trusts (REITs)	16,768,004	—	—	16,768,004
Health Care Providers & Services	18,887,537	—	—	18,887,537
Internet Software & Services	—	—	3	3
IT Services	20,061,217	—	—	20,061,217
Machinery	2,316,685	—	—	2,316,685
Media	15,125,737	—	—	15,125,737
Metals & Mining	26,213,016	—	—	26,213,016
Oil, Gas & Consumable Fuels	27,462,745	—	31,518,607	58,981,352
Semiconductors & Semiconductor Equipment	10,592	—	—	10,592
Wireless Telecommunication Services	30,058,731	—	—	30,058,731

30

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio

	Level 1	Level 2	Level 3	Total
Corporate Bonds:
Aerospace & Defense	$—	$336,722,140	$—	$336,722,140
Air Freight & Logistics	—	5,545,648	—	5,545,648
Airlines	—	5,060,755	—	5,060,755
Auto Components	—	69,229,436	—	69,229,436
Automobiles	—	35,404,045	—	35,404,045
Banks	—	295,952,587	—	295,952,587
Building Products	—	44,970,832	—	44,970,832
Capital Markets	—	201,335,998	—	201,335,998
Chemicals	—	521,947,852	2	521,947,854
Commercial Services & Supplies	—	293,684,927	—	293,684,927
Communications Equipment	—	50,261,340	—	50,261,340
Construction & Engineering	—	67,662,262	—	67,662,262
Consumer Finance	—	195,843,697	—	195,843,697
Containers & Packaging	—	347,165,128	—	347,165,128
Distributors	—	17,969,204	—	17,969,204
Diversified Consumer Services	—	41,593,734	—	41,593,734
Diversified Financial Services	—	125,707,879	—	125,707,879
Diversified Telecommunication Services	—	794,890,880	—	794,890,880
Electric Utilities	—	18,516,611	—	18,516,611
Electrical Equipment	—	63,517,919	—	63,517,919
Electronic Equipment, Instruments & Components	—	24,701,344	—	24,701,344
Energy Equipment & Services	—	406,214,289	—	406,214,289
Equity Real Estate Investment Trusts (REITs)	—	261,019,802	—	261,019,802
Food & Staples Retailing	—	43,028,545	—	43,028,545
Food Products	—	110,032,982	—	110,032,982
Gas Utilities	—	15,816,743	—	15,816,743
Health Care Equipment & Supplies	—	253,001,245	—	253,001,245
Health Care Providers & Services	—	651,956,644	—	651,956,644
Health Care Technology	—	14,411,202	—	14,411,202
Hotels, Restaurants & Leisure	—	522,173,684	—	522,173,684
Household Durables	—	144,782,416	—	144,782,416
Household Products	—	1,705,929	—	1,705,929
Independent Power and Renewable Electricity Producers	—	186,493,530	—	186,493,530
Insurance	—	178,122,782	—	178,122,782
Internet & Direct Marketing Retail	—	28,611,578	—	28,611,578
Internet Software & Services	—	92,413,139	—	92,413,139
IT Services	—	191,605,864	—	191,605,864
Leisure Products	—	20,450,841	—	20,450,841
Life Sciences Tools & Services	—	6,098,387	—	6,098,387
Machinery	—	272,679,884	—	272,679,884
Media	—	1,019,191,201	—	1,019,191,201
Metals & Mining	—	461,713,530	—	461,713,530
Mortgage Real Estate Investment Trusts (REITs)	—	7,287,248	—	7,287,248
Multiline Retail	—	12,174,281	—	12,174,281
Multi-Utilities	—	3,140,888	—	3,140,888
Oil, Gas & Consumable Fuels	—	1,408,567,244	—	1,408,567,244
Paper & Forest Products	—	31,711,099	—	31,711,099
Personal Products	—	203,940	—	203,940
Pharmaceuticals	—	339,657,006	—	339,657,006
Professional Services	—	78,914,373	—	78,914,373
Real Estate Management & Development	—	52,375,291	—	52,375,291
Road & Rail	—	92,377,247	—	92,377,247
Semiconductors & Semiconductor Equipment	—	57,611,447	—	57,611,447
Software	—	461,825,370	—	461,825,370
Specialty Retail	—	81,316,604	—	81,316,604
Technology Hardware, Storage & Peripherals	—	70,328,615	—	70,328,615
Textiles, Apparel & Luxury Goods	—	17,587,957	—	17,587,957
Thrifts & Mortgage Finance	—	20,877,168	—	20,877,168
Trading Companies & Distributors	—	178,837,266	—	178,837,266
Water Utilities	—	19,963,825	—	19,963,825
Wireless Telecommunication Services	—	433,271,589	—	433,271,589
Floating Rate Loan Interests:
Aerospace & Defense	—	18,610,950	3,835,387	22,446,337
Air Freight & Logistics	—	28,423,006	—	28,423,006

31

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio

	Level 1	Level 2	Level 3	Total
Airlines	$—	$—	$2,080,532	$2,080,532
Auto Components	—	3,559,893	—	3,559,893
Building Products	—	3,729,047	—	3,729,047
Capital Markets	—	3,116,926	—	3,116,926
Chemicals	—	52,971,114	—	52,971,114
Commercial Services & Supplies	—	80,590,431	—	80,590,431
Construction & Engineering	—	27,517,235	—	27,517,235
Construction Materials	—	2,326,514	—	2,326,514
Consumer Products	—	3,699,260	—	3,699,260
Containers & Packaging	—	4,568,714	—	4,568,714
Diversified Consumer Services	—	15,406,897	—	15,406,897
Diversified Financial Services	—	35,718,202	—	35,718,202
Diversified Telecommunication Services	—	68,519,637	—	68,519,637
Electrical Equipment	—	4,530,659	—	4,530,659
Energy Equipment & Services	—	88,068,932	35,171,080	123,240,012
Food & Staples Retailing	—	17,248,056	—	17,248,056
Food Products	—	14,528,345	5,276,485	19,804,830
Health Care Equipment & Supplies	—	83,995,251	—	83,995,251
Health Care Providers & Services	—	46,129,279	23,696,748	69,826,027
Hotels, Restaurants & Leisure	—	41,951,078	—	41,951,078
Household Products	—	4,545,090	—	4,545,090
Industrial Conglomerates	—	74,482,084	—	74,482,084
Insurance	—	7,512,462	23,307,126	30,819,588
Internet Software & Services	—	6,763,529	2,533,863	9,297,392
IT Services	—	51,704,767	—	51,704,767
Life Sciences Tools & Services	—	4,164,198	—	4,164,198
Machinery	—	40,752,314	—	40,752,314
Marine	—	4,046,427	—	4,046,427
Media	—	269,380,426	14,254,370	283,634,796
Multiline Retail	—	16,279,505	—	16,279,505
Multi-Utilities	—	—	4,359,292	4,359,292
Oil, Gas & Consumable Fuels	—	153,946,676	45,903,986	199,850,662
Pharmaceuticals	—	48,494,927	—	48,494,927
Semiconductors & Semiconductor Equipment	—	15,406,880	—	15,406,880
Software	—	84,291,131	7,592,625	91,883,756
Specialty Retail	—	4,607,930	—	4,607,930
Trading Companies & Distributors	—	18,425,631	3,109,221	21,534,852
Wireless Telecommunication Services	—	63,472,948	—	63,472,948
Foreign Agency Obligations(a)	—	2,481,710	—	2,481,710
Investment Companies	74,228,821	—	—	74,228,821
Non-Agency Mortgage-Backed Securities	—	18,995,073	—	18,995,073
Other Interests	—	2,250,572	—	2,250,572
Preferred Securities:
Banks	61,764,051	184,017,196	—	245,781,247
Capital Markets	—	51,503,714	—	51,503,714
Hotels, Restaurants & Leisure	—	—	129,957,301	129,957,301
Machinery	11,105,195	—	—	11,105,195
Media	—	2,855,270	—	2,855,270
Oil, Gas & Consumable Fuels	—	15,580,620	—	15,580,620
Real Estate Management & Development	—	—	758,790	758,790
Warrants	2,592	—	—	2,592
Short-Term Securities	583,755,195	—	—	583,755,195
Options Purchased:
Credit contracts	—	83,368	—	83,368
Equity contracts	125,966	10	—	125,976
Unfunded Floating Rate Loan Interests	—	5,405	—	5,405
Liabilities:
Unfunded Floating Rate Loan Interests(b)	—	(2,257)	—	(2,257)

Subtotal	$1,026,689,326	$14,000,418,121	$377,218,379	$15,404,325,826

Investments valued at NAV(c)				28,446,348

Total Investment				$15,432,772,174

32

Consolidated Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock High Yield Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$1,074,132	$—	$1,074,132
Equity contracts	3,769,437	1,976,602	—	5,746,039
Foreign currency exchange contracts	—	5,835,688	—	5,835,688
Interest rate contracts	17,667	—	—	17,667
Liabilities:
Credit contracts	—	(2,292,487)	—	(2,292,487)
Equity contracts	(24,045)	(4,441,697)	—	(4,465,742)
Foreign currency exchange contracts	—	(3,060,474)	—	(3,060,474)
Interest rate contracts	(222,811)	—	—	(222,811)

	$3,540,248	$(908,236)	$—	$2,632,012

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	As of June 30, 2018, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, options purchased and options written. Swaps, futures contracts, and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options purchased and written are shown at value.

During the period ended June 30, 2018 there were no transfers between Level 1 and level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Options Purchased	Total
Investments:
Assets:
Opening Balance, as of September 30, 2017	11,689,602	37,589,856	29,521,802	42,740,419	14	130,816,443	2,744	1	252,360,881
Transfers into Level 3	3,223,004	11,998,396	—	18,295,777	—	—	—	—	33,517,177
Transfers out of Level 3	(9,758,750)	(21,847,116)	—	(38,626,986)	—	—	—	(1)	(70,232,853)
Others	—	(758,790)	—	—	—	758,790	—	—	—
Accrued discounts/premiums	4,420	—	—	23,022	—	—	—	—	27,442
Net realized gain (loss)	(2,894,072)	(5,906,492)	727,012	259,558	—	42,745,343	—	—	34,931,349
Net change in unrealized appreciation (depreciation)(a)	2,153,128	17,971,333	298,200	2,033,721	(14)	43,108,851	(2,744)	—	65,562,475
Purchases	41,140,003	—	—	175,430,025	—	—	—	—	216,570,028
Sales	(1,694,374)	(7,528,577)	(30,547,012)	(29,034,821)	—	(86,713,336)	—	—	(155,518,120)

Closing Balance, as of June 30, 2018	43,862,961	31,518,610	2	171,120,715	—	130,716,091	—	—	377,218,379

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018 (a)	(180,264)	17,971,335	—	2,033,721	(12)	46,091,878	(2,744)	—	65,913,914

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

33

Schedule of Investments (unaudited) June 30, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 26.2%
Allegro CLO II Ltd., Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.31%), 3.67%, 01/21/27(a)(b)	USD	5,600	$5,592,515
Ally Auto Receivables Trust, Series 2018-3, Class A2, 2.72%, 05/17/21		19,860	19,859,504
ALM XII Ltd., Series 2015-12A, Class A1R2, (LIBOR USD 3 Month + 0.89%), 2.98%, 04/16/27(a)(b)		7,410	7,412,033
Americredit Automobile Receivables Trust, Series 2018-1, Class A3, 3.07%, 12/19/22		12,640	12,638,912
AmeriCredit Automobile Receivables Trust:
Series 2016-3, Class A3, 1.46%, 05/10/21		18,582	18,476,818
Series 2017-1, Class A3, 1.87%, 08/18/21		4,335	4,302,743
Series 2017-4, Class A3, 2.04%, 07/18/22		16,420	16,191,442
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (LIBOR USD 3 Month + 1.26%), 3.62%, 07/24/29(a)(b)		4,000	4,008,770
Apidos CLO XX, Series 2015-20A, Class A1R, (LIBOR USD 3 Month + 1.33%), 3.68%, 01/16/27(a)(b)		5,500	5,499,938
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 3.77%, 09/15/26(a)(b)		8,830	8,867,509
Ares XXIX CLO Ltd., Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.54%, 04/17/26(a)(b)		23,386	23,384,611
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1RR, (LIBOR USD 3 Month + 0.68%), 3.02%, 02/17/26(a)(b)		10,430	10,426,264
Atrium X, Series 10A, Class AR, (LIBOR USD 3 Month + 0.95%), 3.30%, 07/16/25(a)(b)		13,078	13,079,038
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.10%), 3.46%, 04/25/26(a)(b)		4,000	3,999,692
Avery Point V CLO Ltd., Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 3.33%, 07/17/26(a)(b)		2,750	2,748,566
B2R Mortgage Trust, Series 2015-1, Class A12.52%, 05/15/48(b)		8,362	8,249,871
BA Credit Card Trust:
Series 2017-A1, Class A1, 1.95%, 08/15/22		19,687	19,385,779
Series 2018-A2, Class A2, 3.00%, 09/15/23		10,290	10,291,586
Ballyrock CLO Ltd., Series 2016-1A, Class A, (LIBOR USD 3 Month + 1.59%), 3.94%, 10/15/28(a)(b)		5,000	5,028,600
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, (LIBOR USD 3 Month + 0.78%), 3.14%, 07/18/27(a)(b)		9,500	9,470,923
BlueMountain CLO Ltd.(a)(b):
Series 2013-3A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.25%, 10/29/25		8,161	8,161,010
Series 2013-4A, Class AR, (LIBOR USD 3 Month + 1.01%), 3.36%, 04/15/25		5,770	5,769,825
Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.26%), 3.62%, 04/30/26		3,228	3,229,806
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 3.15%, 05/15/23(b)		16,230	16,235,470

Security	Par (000)		Value
Asset-Backed Securities (continued)
BSPRT Issuer Ltd.(a)(b):
Series 2017-FL1, Class A, (LIBOR USD 1 Month + 1.35%), 3.42%, 06/15/27	USD	9,200	$9,207,722
Series 2018-FL3, Class A, (LIBOR USD 1 Month + 1.05%), 3.12%, 03/15/28		17,970	17,909,292
Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 03/15/23		19,295	19,006,397
CarMax Auto Owner Trust:
Series 2014-4, Class C, 2.44%, 11/16/20		3,500	3,493,450
Series 2016-2, Class A3, 1.52%, 02/16/21		9,592	9,520,799
Series 2018-1, Class A3, 2.48%, 11/15/22		15,040	14,897,947
Series 2018-2, Class A3, 2.98%, 01/17/23		21,914	21,903,045
Cedar Funding VI CLO Ltd., Series 2016-6A, Class A1, (LIBOR USD 3 Month + 1.47%), 3.83%, 10/20/28(a)(b)		2,250	2,246,144
Chesapeake Funding II LLC, Series 2018-1A, Class A1, 3.04%, 04/15/30(b)		18,470	18,408,163
CIFC Funding Ltd.(a)(b):
Series 2014-4A, Class A1R, (LIBOR USD 3 Month + 1.38%), 3.73%, 10/17/26		14,500	14,515,811
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.78%), 3.13%, 04/15/27		27,350	27,277,607
CNH Equipment Trust:
Series 2016-B, Class A3, 1.63%, 08/15/21		16,225	16,077,375
Series 2017-C, Class A3, 2.08%, 02/15/23		13,380	13,149,346
Colony American Homes, Series 2015-1A, Class A, (LIBOR USD 1 Month + 1.20%), 3.25%, 07/17/32(a)(b)		13,555	13,548,583
Credit Acceptance Auto Loan Trust(b):
Series 2016-2A, Class A, 2.42%, 11/15/23		33,510	33,456,878
Series 2017-1A, Class A, 2.56%, 10/15/25		18,130	18,028,206
Series 2018-1A, Class A, 3.01%, 02/16/27		24,947	24,707,011
Series 2018-2A, Class A, 3.47%, 05/17/27		27,140	27,198,994
Discover Card Execution Note Trust, Series 2015-A2, Class A1.90%, 10/17/22		17,085	16,782,823
Drive Auto Receivables Trust:
Series 2017-2, Class B, 2.25%, 06/15/21		6,880	6,869,685
Series 2018-2, Class A3, 2.88%, 06/15/21		18,970	18,967,025
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 3.25%, 10/15/27(a)(b)		30,600	30,505,060
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (LIBOR USD 3 Month + 0.90%), 3.25%, 04/15/29(a)(b)		14,400	14,388,039
Enterprise Fleet Financing LLC(b):
Series 2016-2, Class A2, 1.74%, 02/22/22		11,476	11,427,291
Series 2016-2, Class A3, 2.04%, 02/22/22		13,010	12,819,103
Series 2017-1, Class A2, 2.13%, 07/20/22		5,157	5,126,674
Series 2017-1, Class A3, 2.60%, 07/20/22		4,260	4,225,251
Series 2018-1, Class A2, 2.87%, 10/20/23		24,420	24,337,712
Ford Credit Auto Owner Trust:
Series 2016-B, Class A3, 1.33%, 10/15/20		21,240	21,104,804
Series 2016-C, Class A4, 1.40%, 02/15/22		15,540	15,081,275
Series 2017-C, Class A3, 2.01%, 03/15/22		9,185	9,055,233
Ford Credit Floorplan Master Owner Trust:
Series 2016-1, Class A1, 1.76%, 02/15/21		12,725	12,657,556
Series 2016-1, Class A2, (LIBOR USD 1 Month + 0.90%), 2.97%, 02/15/21(a)		11,700	11,757,150
Series 2016-3, Class A2, (LIBOR USD 1 Month + 0.62%), 2.69%, 07/15/21(a)		26,285	26,400,765

1

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (LIBOR USD 1 Month + 1.55%), 3.62%, 03/15/27(a)(b)	USD	16,650	$16,586,673
Honda Auto Receivables Owner Trust:
Series 2016-2, Class A3, 1.39%, 04/15/20		14,404	14,327,509
Series 2016-4, Class A4, 1.36%, 01/18/23		11,370	11,109,930
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.81%, 03/15/21(b)		1,940	1,928,513
John Deere Owner Trust, Series 2017-B, Class A3, 1.82%, 10/15/21		10,295	10,145,429
Lendmark Funding Trust, Series 2018-1A, Class A, 3.81%, 12/21/26(b)		18,440	18,514,291
Litigation Fee Residual Funding LLC, Series 2015-1, 4.00%, 10/30/27(c)		11,193	11,144,526
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 3.20%, 05/15/28(a)(b)		12,180	12,188,437
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, (LIBOR USD 3 Month + 1.26%), 3.62%, 07/20/26(a)(b)		5,000	4,999,781
Marathon CRE Ltd., Series 2018-FL1, Class A, (LIBOR USD 1 Month + 1.15%), 3.24%, 06/15/28(a)(b)		5,690	5,690,000
Mercedes-Benz Master Owner Trust(a)(b):
Series 2016-BA, Class A, (LIBOR USD 1 Month + 0.70%), 2.77%, 05/17/21		25,457	25,577,974
Series 2018-BA, Class A, (LIBOR USD 1 Month + 0.34%), 2.41%, 05/15/23		34,730	34,747,209
Mill City Mortgage Loan Trust, Series 2016-1, Class A12.50%, 04/25/57(b)(d)		19,390	19,023,721
Navient Private Education Loan Trust, Series 2014-CTA, Class A, (LIBOR USD 1 Month + 0.70%), 2.77%, 09/16/24(a)(b)		727	728,203
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, (LIBOR USD 3 Month + 0.85%), 3.20%, 01/15/28(a)(b)		3,050	3,035,094
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 4.00%, 12/25/57(b)(d)		11,883	11,958,430
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.32%, 01/15/21		29,591	29,316,544
Nissan Master Owner Trust, Series 2017-B, Class A, (LIBOR USD 1 Month + 0.43%), 2.50%, 04/18/22(a)		40,775	40,883,274
Nissan Master Owner Trust Receivables:
Series 2016-A, Class A2, 1.54%, 06/15/21		21,120	20,875,481
Series 2017-C, Class A, (LIBOR USD 1 Month + 0.32%), 2.39%, 10/17/22(a)		12,800	12,807,669
OCP CLO Ltd.(a)(b):

Security	Par (000)		Value
Asset-Backed Securities (continued)
Series 2014-7A, Class A1AR, (LIBOR USD 3 Month + 0.95%), 3.31%, 10/20/26	USD	6,680	$6,679,963
Series 2015-8A, Class A1R, (LIBOR USD 3 Month + 0.85%), 3.20%, 04/17/27		2,500	2,499,521
OZLM VII Ltd., Series 2014-7A, Class A1AR, (LIBOR USD 3 Month + 1.15%), 3.50%, 07/17/26(a)(b)		6,200	6,199,947
Palmer Square CLO Ltd.(a)(b):
Series 2013-2A, Class A1AR, (LIBOR USD 3 Month + 1.22%), 3.57%, 10/17/27		25,485	25,504,832
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.13%), 3.48%, 01/17/31		15,000	14,998,995
Palmer Square Loan Funding Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 0.74%), 3.09%, 10/15/25(a)(b)		12,035	11,988,284
Parallel Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.85%), 3.21%, 07/20/27(a)(b)		13,000	12,997,044
PFS Financing Corp.(b):
Series 2016-BA, Class A, 1.87%, 10/15/21		5,130	5,056,207
Series 2018-B, Class A, 2.89%, 02/15/23		9,430	9,347,120
Recette CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.92%), 3.28%, 10/20/27(a)(b)		10,000	9,998,586
Regatta V Funding Ltd., Series 2014-1A, Class A1AR, (LIBOR USD 3 Month + 1.16%), 3.52%, 10/25/26(a)(b)		4,600	4,599,367
Santander Drive Auto Receivables Trust:
Series 2014-2, Class C, 2.33%, 11/15/19		9	8,895
Series 2014-4, Class C, 2.60%, 11/16/20		977	976,708
Series 2017-1, Class A3, 1.77%, 09/15/20		3,430	3,423,413
Series 2018-1, Class A3, 2.32%, 08/16/21		6,500	6,450,485
Series 2018-2, Class A3, 2.75%, 09/15/21		22,670	22,637,475
Series 2018-3, Class A2A, 2.78%, 03/15/21		21,720	21,721,347
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.60%, 07/20/30(a)(b)		5,000	5,016,555
SLM Private Credit Student Loan Trust(a):
Series 2004-A, Class A3, (LIBOR USD 3 Month + 0.40%), 2.74%, 06/15/33		2,216	2,193,936
Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 2.67%, 03/15/24		4,329	4,317,685
SLM Private Education Loan Trust(b):
Series 2011-A, Class A3, (LIBOR USD 1 Month + 2.50%), 4.57%, 01/15/43(a)		6,258	6,413,481
Series 2011-C, Class A2B, 4.54%, 10/17/44		3,517	3,562,471
Series 2012-A, Class A2, 3.83%, 01/17/45		2,254	2,264,981
Series 2012-B, Class A2, 3.48%, 10/15/30		91	91,281
Series 2013-B, Class A2A, 1.85%, 06/17/30		2,088	2,072,256
Series 2014-A, Class A2B, (LIBOR USD 1 Month + 1.15%), 3.22%, 01/15/26(a)		1,257	1,262,458
SLM Student Loan Trust, Series 2013-4, Class A, (LIBOR USD 1 Month + 0.55%), 2.64%, 06/25/43(a)		7,205	7,223,562

2

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust(b):
Series 2015-A, Class A2A, 2.49%, 06/15/27	USD	11,798	$11,646,189
Series 2016-A, Class A2A, 2.70%, 05/15/31		7,731	7,564,040
Series 2016-B, Class A2A, 2.43%, 02/17/32		6,509	6,318,257
Series 2018-A, Class A2A, 3.50%, 02/15/36		21,515	21,506,463
Series 2018-B, Class A2B, (LIBOR USD 1 Month + 0.72%), 2.80%, 01/15/37(a)		12,360	12,366,301
SoFi Professional Loan Program LLC(b):
Series 2015-A, Class A1, (LIBOR USD 1 Month + 1.20%), 3.29%, 03/25/33(a)		5,054	5,104,632
Series 2015-D, Class A2, 2.72%, 10/27/36		9,558	9,429,043
Series 2016-A, Class A2, 2.76%, 12/26/36		4,524	4,470,854
Series 2016-C, Class A2B, 2.36%, 12/27/32		3,820	3,705,036
Series 2016-D, Class A2A, 1.53%, 04/25/33		2,061	2,052,603
Series 2016-D, Class A2B, 2.34%, 04/25/33		3,440	3,358,514
Series 2016-E, Class A2B, 2.49%, 01/25/36		2,290	2,250,185
Series 2017-C, Class A2A, 1.75%, 07/25/40		7,600	7,533,995
Series 2018-A, Class A2B, 2.95%, 02/25/42		7,770	7,606,225
Soundview Home Loan Trust, Series 2003-2, Class A2, (LIBOR USD 1 Month + 1.30%), 3.39%, 11/25/33(a)		478	491,411
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24(b)		6,290	6,287,468
TICP CLO I Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.80%), 3.16%, 07/20/27(a)(b)		8,135	8,122,210
Towd Point Mortgage Trust(b)(d):
Series 2016-3, Class A1, 2.25%, 04/25/56		11,731	11,458,322
Series 2016-4, Class A1, 2.25%, 07/25/56		15,654	15,241,546
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 04/15/20		7,000	6,963,252
Series 2016-B, Class A4, 1.52%, 08/16/21		13,190	12,989,747
Series 2018-A, Class A3, 2.35%, 05/16/22		26,860	26,588,459
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, (LIBOR USD 3 Month + 0.89%), 3.24%, 04/15/29(a)(b)		5,070	5,063,857
Vibrant CLO III Ltd., Series 2015-3A, Class A1R, (LIBOR USD 3 Month + 1.48%), 3.84%, 04/20/26(a)(b)		3,900	3,901,401
Voya CLO Ltd.(a)(b):

Security	Par (000)	Value
Asset-Backed Securities (continued)
Series 2013-3A, Class A1R, (LIBOR USD 3 Month + 1.05%), 3.41%, 01/18/26	USD 30,469	$30,465,356
Series 2014-3A, Class A1R, (LIBOR USD 3 Month + 0.72%), 3.08%, 07/25/26	13,095	13,079,130
Wheels SPV 2 LLC(b):
Series 2016-1A, Class A2, 1.59%, 05/20/25	1,489	1,482,415
Series 2017-1A, Class A2, 1.88%, 04/20/26	3,127	3,099,183

Total Asset-Backed Securities — 26.2% (Cost: $1,551,759,082)		1,543,611,078

Corporate Bonds — 36.4%

Airlines — 0.8%
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 07/15/20(b)	5,692	5,809,361
Avianca Holdings SA, 8.38%, 05/10/20	449	452,367
Continental Airlines Pass-Through Trust:
Series 2003-ERJ1, 7.88%, 07/02/18	10	9,794
Series 2000-1, Class B, 8.39%, 11/01/20	2	1,981
Delta Air Lines Pass-Through Trust, Series 2012-1, Class B, 6.88%, 05/07/19(b)	2,039	2,080,257
Delta Air Lines, Inc.:
2.88%, 03/13/20	6,535	6,491,958
2.60%, 12/04/20	6,980	6,828,591
Gol Finance, Inc., 7.00%, 01/31/25(b)	598	480,015
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G-2, 6.26%, 11/20/21	634	654,507
US Airways Pass-Through Trust:
Series 2011-1, Class B, 9.75%, 10/22/18	9,273	9,458,136
Series 2012-1, Class B, 8.00%, 10/01/19	4,338	4,555,212
Virgin Australia Pass-Through Trust(b):
Series 2013-1B, 6.00%, 10/23/20	4,330	4,395,206
Series 2013-1, Class A, 5.00%, 10/23/23	3,538	3,597,825

		44,815,210
Auto Components — 0.0%
ZF North America Capital, Inc., 4.50%, 04/29/22(b)	2,431	2,475,042

Automobiles — 0.9%(b)
BMW US Capital LLC, 3.10%, 04/12/21	6,535	6,494,221
Daimler Finance North America LLC, 1.50%, 07/05/19	15,510	15,284,181
Hyundai Capital America:
2.40%, 10/30/18	2,855	2,850,799
2.50%, 03/18/19	565	562,395
1.75%, 09/27/19	4,460	4,373,387
2.55%, 04/03/20	4,680	4,599,180
Nissan Motor Acceptance Corp.:

3

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Automobiles (continued)
2.00%, 03/08/19	USD	7,210	$7,171,117
2.25%, 01/13/20		5,100	5,027,499
Volkswagen Group of America Finance LLC, 2.40%, 05/22/20		6,500	6,393,806

			52,756,585
Banks — 10.6%
Australia & New Zealand Banking Group Ltd., 2.25%, 11/09/20		7,750	7,562,327
Banco Hipotecario SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.00%), 33.25%, 11/07/22(a)(b)	ARS	11,384	382,746
Bank of America Corp.:
5.49%, 03/15/19	USD	4,700	4,779,132
(LIBOR USD 3 Month + 0.37%), 2.74%, 01/23/22(a)		3,500	3,437,748
2.50%, 10/21/22		13,800	13,218,305
3.30%, 01/11/23		6,775	6,675,611
(LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/23(a)		18,270	17,747,278
Bank of Montreal:
1.50%, 07/18/19		21,080	20,789,728
1.75%, 09/11/19		6,875	6,786,982
Banque Federative du Credit Mutuel SA, 2.70%, 07/20/22(b)		10,665	10,279,839
Barclays Bank plc, 2.65%, 01/11/21		6,000	5,865,634
BB&T Corp., 3.20%, 09/03/21		15,615	15,565,637
BNP Paribas SA, 2.95%, 05/23/22(b)		7,775	7,505,408
Capital One Bank USA NA, 2.30%, 06/05/19		8,010	7,962,310
Capital One NA:
2.35%, 08/17/18		26,050	26,041,615
1.85%, 09/13/19		4,020	3,963,297
2.35%, 01/31/20		7,215	7,111,194
Citigroup, Inc.:
2.75%, 04/25/22		2,760	2,671,535
(LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/23(a)		500	489,859
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(a)		11,910	11,484,625
Citizens Bank NA:
2.30%, 12/03/18		6,790	6,780,578
2.50%, 03/14/19		8,265	8,246,251
2.25%, 03/02/20		5,665	5,572,362
2.20%, 05/26/20		7,192	7,040,692
Commonwealth Bank of Australia, 2.30%, 09/06/19		4,575	4,541,540
Credit Agricole SA, 3.75%, 04/24/23(b)		4,235	4,149,231
Discover Bank, 3.35%, 02/06/23		5,225	5,091,747
DNB Boligkreditt A/S, 2.00%, 05/28/20(b)		35,335	34,699,288
Fifth Third Bancorp, 2.88%, 07/27/20		10,330	10,271,876
Gilex Holding SARL, 8.50%, 05/02/23(b)		601	617,978
HSBC Holdings plc, (LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23(a)		16,480	16,142,529
Huntington National Bank (The):
2.38%, 03/10/20		8,680	8,565,980
2.88%, 08/20/20		11,820	11,752,489
ING Groep NV, 3.15%, 03/29/22		4,740	4,651,050
Intesa Sanpaolo SpA, 3.38%, 01/12/23(b)		2,360	2,169,302

Security	Par (000)		Value
Banks (continued)
Inversiones Atlantida SA, 8.25%, 07/28/22(b)	USD	200	$205,482
JPMorgan Chase & Co.:
2.20%, 10/22/19		25,765	25,521,432
2.75%, 06/23/20		7,000	6,937,766
(LIBOR USD 3 Month + 0.61%), 2.94%, 06/18/22(a)		13,095	13,090,286
2.97%, 01/15/23		11,175	10,884,007
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(a)		12,940	12,544,523
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)		5,865	5,810,049
KeyBank NA:
2.25%, 03/16/20		9,420	9,294,850
3.35%, 06/15/21		6,420	6,429,318
Lloyds Banking Group plc, 4.50%, 11/04/24		8,560	8,462,418
Mitsubishi UFJ Financial Group, Inc., 2.95%, 03/01/21		3,872	3,830,205
Mitsubishi UFJ Trust & Banking Corp., 2.45%, 10/16/19(b)		9,090	9,014,198
Mizuho Bank Ltd., 2.65%, 09/25/19(b)		7,000	6,963,390
Mizuho Financial Group, Inc., 2.95%, 02/28/22		9,915	9,677,047
National Australia Bank Ltd., 2.40%, 12/07/21(b)		30,000	29,252,482
Royal Bank of Canada, 2.30%, 03/22/21		8,800	8,629,234
Santander Holdings USA, Inc.:
3.70%, 03/28/22		5,480	5,399,361
3.40%, 01/18/23		860	830,343
Santander UK Group Holdings plc:
2.88%, 08/05/21		10,000	9,687,020
3.57%, 01/10/23		1,715	1,665,878
(LIBOR USD 3 Month + 1.08%), 3.37%, 01/05/24(a)		3,715	3,572,082
Skandinaviska Enskilda Banken AB, 2.30%, 03/11/20		12,105	11,934,395
Sumitomo Mitsui Financial Group, Inc., 2.85%, 01/11/22		15,220	14,865,491
SunTrust Banks, Inc., 2.70%, 01/27/22		10,105	9,845,460
Svenska Handelsbanken AB, 3.35%, 05/24/21		6,075	6,083,873
Toronto-Dominion Bank (The)(b):
2.25%, 03/15/21		24,440	23,901,368
2.50%, 01/18/22		27,000	26,431,417
UBS Group Funding Switzerland AG(b):
2.65%, 02/01/22		3,100	2,986,530
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)		5,810	5,560,841
US Bank NA, 2.13%, 10/28/19		7,085	7,019,965
Wells Fargo & Co.:
2.13%, 04/22/19		6,309	6,273,426
2.63%, 07/22/22		9,415	9,068,375
3.07%, 01/24/23		1,855	1,803,869

			624,090,084
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21		9,485	9,354,271
3.30%, 02/01/23		7,165	7,105,091

4

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Beverages (continued)
Maple Escrow Subsidiary, Inc., 4.06%, 05/25/23(b)	USD	6,460	$6,475,753

			22,935,115
Biotechnology — 0.4%
AbbVie, Inc.:
2.50%, 05/14/20		16,460	16,261,658
2.90%, 11/06/22		1,945	1,887,370
Amgen, Inc., 2.65%, 05/11/22		430	416,423
Gilead Sciences, Inc., 2.50%, 09/01/23		3,035	2,893,242

			21,458,693
Capital Markets — 2.3%
Credit Suisse AG, 2.30%, 05/28/19		11,930	11,872,662
Credit Suisse Group AG, 3.57%, 01/09/23(b)		14,810	14,506,864
Deutsche Bank AG, 3.15%, 01/22/21		8,970	8,680,939
E*TRADE Financial Corp., 2.95%, 08/24/22		3,850	3,729,416
Goldman Sachs Group, Inc. (The):
2.00%, 04/25/19		11,058	10,981,511
3.00%, 04/26/22		16,235	15,859,983
3.20%, 02/23/23		14,340	13,973,506
Moody’s Corp.:
2.75%, 12/15/21		1,135	1,108,534
2.63%, 01/15/23		5,085	4,871,064
Morgan Stanley:
2.38%, 07/23/19		9,975	9,916,827
2.75%, 05/19/22		19,750	19,132,818
(LIBOR USD 3 Month + 0.93%), 3.29%, 07/22/22(a)		12,585	12,686,368
3.13%, 01/23/23		2,210	2,156,372
(LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/24(a)		8,250	8,200,499

			137,677,363
Chemicals — 0.1%
Cydsa SAB de CV, 6.25%, 10/04/27(b)		405	365,107
Dow Chemical Co. (The), 4.25%, 11/15/20		3,426	3,499,540
Mexichem SAB de CV, 5.50%, 01/15/48(b)		310	270,494
Petkim Petrokimya Holding A/S, 5.88%, 01/26/23(b)		300	272,596

			4,407,737
Consumer Finance — 1.8%
AerCap Ireland Capital DAC:
4.25%, 07/01/20		3,540	3,578,952
4.50%, 05/15/21		5,770	5,878,912
3.95%, 02/01/22		7,750	7,704,279
3.50%, 05/26/22		3,605	3,526,216
American Express Co., 2.50%, 08/01/22		11,065	10,610,779
Capital One Financial Corp., 2.40%, 10/30/20		4,420	4,311,206
Caterpillar Financial Services Corp., 1.70%, 08/09/21		6,000	5,746,560
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)		412	403,760
Docuformas SAPI de CV, 9.25%, 10/11/22(b)		202	182,810
Ford Motor Credit Co. LLC:

Security	Par (000)		Value
Consumer Finance (continued)
2.26%, 03/28/19	USD	14,240	$14,163,416
1.90%, 08/12/19		3,450	3,400,477
4.14%, 02/15/23		9,830	9,826,722
General Motors Financial Co., Inc.:
2.40%, 05/09/19		2,525	2,513,234
3.20%, 07/06/21		9,450	9,327,044
3.25%, 01/05/23		6,885	6,672,048
4.15%, 06/19/23		4,600	4,598,896
Harley-Davidson Financial Services, Inc., 2.15%, 02/26/20(b)		4,440	4,355,057
John Deere Capital Corp., 2.35%, 01/08/21		2,380	2,338,279
Synchrony Financial, 2.60%, 01/15/19		6,785	6,771,958
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 24.62%, 04/11/22(a)(b)		562	297,860

			106,208,465
Containers & Packaging — 0.0%
WestRock Co., 3.75%, 03/15/25(b)		2,210	2,166,629

Diversified Financial Services — 0.4%
AIG Global Funding, 1.95%, 10/18/19(b)		1,255	1,238,090
AXA Equitable Holdings, Inc., 3.90%, 04/20/23(b)		1,275	1,264,956
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		16,670	16,294,602
Synchrony Bank, 3.00%, 06/15/22		7,465	7,188,725

			25,986,373
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 3.60%, 02/17/23		21,000	20,689,439
Axtel SAB de CV, 6.38%, 11/14/24(b)		400	379,000
Deutsche Telekom International Finance BV, 2.82%, 01/19/22(b)		8,465	8,219,925
Verizon Communications, Inc.:
1.75%, 08/15/21		6,399	6,116,085
3.00%, 11/01/21		3,195	3,142,889
2.95%, 03/15/22		19,888	19,519,251

			58,066,589
Electric Utilities — 1.1%
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)		8,085	8,083,517
American Electric Power Co., Inc., Series F, 2.95%, 12/15/22		4,155	4,044,651
Duke Energy Corp.:
1.80%, 09/01/21		8,510	8,145,790
2.40%, 08/15/22		3,250	3,125,784
3.95%, 10/15/23		8,435	8,529,969
Emera US Finance LP, 2.15%, 06/15/19		4,965	4,913,174
Enel Finance International NV, 2.88%, 05/25/22(b)		3,255	3,101,452
Eversource Energy, Series K, 2.75%, 03/15/22		7,200	7,020,663
Exelon Corp., 2.45%, 04/15/21		4,890	4,752,332
FirstEnergy Corp., Series A, 2.85%, 07/15/22		4,346	4,211,752
Generacion Mediterranea SA, 9.63%, 07/27/23(b)		590	588,519

5

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Electric Utilities (continued)
Genneia SA, 8.75%, 01/20/22(b)	USD	688	$663,686
Inkia Energy Ltd., 5.88%, 11/09/27(b)		400	373,000
ITC Holdings Corp., 2.70%, 11/15/22		2,180	2,099,410
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27(b)		338	297,508
Stoneway Capital Corp.:
10.00%, 03/01/27(b)		1,469	1,468,251
10.00%, 03/01/27		338	337,827
Virginia Electric & Power Co., 5.00%, 06/30/19		3,320	3,383,711

			65,140,996
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.20%, 04/01/20		6,520	6,412,841

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22		6,130	5,946,709
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(b)		237	222,329

			6,169,038
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp., 3.50%, 01/31/23		3,070	3,019,917
Crown Castle International Corp.:
3.40%, 02/15/21		6,923	6,914,892
4.88%, 04/15/22		5,465	5,633,945
3.20%, 09/01/24		3,205	3,024,780
National Retail Properties, Inc., 5.50%, 07/15/21		2,543	2,673,652
Nationwide Health Properties, Inc., 6.59%, 07/07/38		1,400	1,702,997
Realty Income Corp., 3.25%, 10/15/22		8,005	7,880,709
Trust F/1401, 6.95%, 01/30/44		341	334,180

			31,185,072
Food & Staples Retailing — 0.2%
Walgreen Co., 3.10%, 09/15/22		5,780	5,658,532
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19		5,229	5,207,080

			10,865,612
Food Products — 0.5%
Arcor SAIC, 6.00%, 07/06/23(b)		385	384,807
General Mills, Inc.:
(LIBOR USD 3 Month + 0.54%), 2.89%, 04/16/21(a)		11,675	11,692,348
3.70%, 10/17/23		2,275	2,251,813
Grupo Bimbo SAB de CV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.28%), 5.95%(a)(b)(e)		264	260,700
Kraft Heinz Foods Co., 2.80%, 07/02/20		5,510	5,470,554
MARB BondCo plc, 6.88%, 01/19/25(b)		624	592,800
Wm Wrigley Jr Co., 3.38%, 10/21/20(b)		8,820	8,844,251

			29,497,273
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories:
2.35%, 11/22/19		2,341	2,327,294

Security	Par (000)		Value
Health Care Equipment & Supplies (continued)
3.25%, 04/15/23	USD	8,865	$8,740,577
Becton Dickinson and Co., 2.40%, 06/05/20		6,145	6,034,720
Stryker Corp., 2.00%, 03/08/19	GBP	4,710	4,685,411

			21,788,002
Health Care Providers & Services — 0.5%
Aetna, Inc., 2.20%, 03/15/19	GBP	1,465	1,460,324
Anthem, Inc., 2.50%, 11/21/20		4,255	4,182,782
CVS Health Corp., 3.70%, 03/09/23		26,630	26,494,957

			32,138,063
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 3.95%, 10/15/20		4,525	4,597,096
Marriott International, Inc.:
3.00%, 03/01/19		4,315	4,315,516
2.88%, 03/01/21		2,620	2,583,624
Series N, 3.13%, 10/15/21		10,265	10,150,357
Unique Pub Finance Co. plc (The):
Series A3, 6.54%, 03/30/21		2,427	3,375,865
Series M, 7.40%, 03/28/24		4,920	7,150,843

			32,173,301
Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC, 5.20%, 10/01/19	USD	4,600	4,708,072

Industrial Conglomerates — 0.0%(b)
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 07/20/23		78	63,297
Grupo KUO SAB de CV, 5.75%, 07/07/27		662	605,730

			669,027
Insurance — 0.7%
Ambac Assurance Corp., 5.10%, 06/07/20(b)		73	98,141
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 6.81%, 02/12/23(a)(b)		352	357,394
American International Group, Inc.:
6.40%, 12/15/20		1,965	2,106,133
4.88%, 06/01/22		500	523,663
Aon plc, 2.80%, 03/15/21		3,789	3,724,836
AXIS Specialty Finance plc, 2.65%, 04/01/19		13,545	13,509,729
Hartford Financial Services Group, Inc. (The), 5.13%, 04/15/22		4,423	4,667,660
Marsh & McLennan Cos., Inc., 2.35%, 03/06/20		7,145	7,046,159
Pricoa Global Funding I, 2.45%, 09/21/22(b)		4,090	3,923,490
Willis North America, Inc., 3.60%, 05/15/24		3,827	3,698,401
Willis Towers Watson plc, 5.75%, 03/15/21		2,206	2,325,664

			41,981,270
Internet Software & Services — 0.3%
Baidu, Inc.:

6

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Internet Software & Services (continued)
2.75%, 06/09/19	USD	10,000	$9,958,010
2.88%, 07/06/22		8,205	7,904,648

			17,862,658
IT Services — 0.1%
Total System Services, Inc., 3.75%, 06/01/23		4,640	4,598,335
Visa, Inc., 2.80%, 12/14/22		3,695	3,627,089

			8,225,424
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.:
3.30%, 02/15/22		12,715	12,640,795
3.00%, 04/15/23		4,620	4,492,016

			17,132,811
Marine — 0.0%
Hidrovias International Finance SARL, 5.95%, 01/24/25(b)		344	308,743

Media — 1.0%
Cablevision SA, 6.50%, 06/15/21(b)		177	175,862
Charter Communications Operating LLC:
4.46%, 07/23/22		9,515	9,631,909
4.50%, 02/01/24		3,775	3,771,284
Cox Communications, Inc., 3.15%, 08/15/24(b)		8,155	7,725,782
Discovery Communications LLC, 4.38%, 06/15/21		3,695	3,776,932
Sky plc, 2.63%, 09/16/19(b)		22,885	22,723,418
Time Warner Cable LLC:
8.75%, 02/14/19		3,000	3,100,102
8.25%, 04/01/19		1,845	1,913,703
Viacom, Inc., 2.75%, 12/15/19		491	486,547
Warner Media LLC, 4.70%, 01/15/21		2,860	2,943,595

			56,249,134
Metals & Mining — 0.1%
Anglo American Capital plc, 4.13%, 04/15/21(b)		2,221	2,241,589
Largo Resources Ltd., 9.25%, 06/01/21(b)		66	66,000
Vale Overseas Ltd., 4.38%, 01/11/22		2,173	2,199,054

			4,506,643
Multi-Utilities — 0.5%
Berkshire Hathaway Energy Co., 2.38%, 01/15/21		2,100	2,055,966
CenterPoint Energy, Inc., 2.50%, 09/01/22		5,150	4,941,649
Dominion Energy, Inc., 2.58%, 07/01/20		2,525	2,487,969
Sempra Energy:
1.63%, 10/07/19		7,405	7,265,340
(LIBOR USD 3 Month + 0.50%), 2.85%, 01/15/21(a)		6,185	6,188,110
WEC Energy Group, Inc., 3.38%, 06/15/21		6,505	6,523,490

			29,462,524
Oil, Gas & Consumable Fuels — 2.4%
Andeavor Logistics LP:
6.25%, 10/15/22		2,658	2,753,341
3.50%, 12/01/22		4,885	4,773,021

Security	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Apache Corp.:
3.63%, 02/01/21	USD	2,219	$2,226,235
3.25%, 04/15/22		5,670	5,573,783
Canadian Natural Resources Ltd., 2.95%, 01/15/23		5,165	4,983,212
Devon Energy Corp., 3.25%, 05/15/22		8,390	8,247,524
Enbridge Energy Partners LP, 5.20%, 03/15/20		5,330	5,480,868
Enbridge, Inc., 2.90%, 07/15/22		5,020	4,875,833
Energy Transfer Partners LP:
4.15%, 10/01/20		7,614	7,700,916
3.60%, 02/01/23		2,900	2,833,213
Enterprise Products Operating LLC, 5.20%, 09/01/20		4,650	4,845,648
EOG Resources, Inc., 2.45%, 04/01/20		5,680	5,615,864
Frontera Energy Corp., 9.70%, 06/25/23(b)		501	496,616
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21		3,485	3,475,388
Kinder Morgan, Inc.:
3.05%, 12/01/19		14,410	14,365,452
5.00%, 02/15/21(b)		7,000	7,239,667
3.15%, 01/15/23		4,000	3,862,081
MPLX LP, 3.38%, 03/15/23		3,720	3,637,974
Pioneer Natural Resources Co., 3.45%, 01/15/21		6,340	6,352,845
Puma International Financing SA, 5.00%, 01/24/26(b)		412	377,064
Spectra Energy Partners LP, 4.75%, 03/15/24		1,710	1,745,154
Sunoco Logistics Partners Operations LP, 5.50%, 02/15/20		3,000	3,090,000
Sunoco LP, 4.88%, 01/15/23(b)		860	825,600
Tecpetrol SA, 4.88%, 12/12/22(b)		344	317,237
Texas Eastern Transmission LP, 2.80%, 10/15/22(b)		5,740	5,488,059
TransCanada PipeLines Ltd.:
6.50%, 08/15/18		4,415	4,435,861
3.75%, 10/16/23		6,590	6,613,292
Williams Cos., Inc. (The), 4.55%, 06/24/24		6,305	6,305,000
Williams Partners LP:
4.00%, 11/15/21		4,650	4,690,652
3.60%, 03/15/22		6,000	5,970,674

			139,198,074
Paper & Forest Products — 0.0%
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21(b)		312	321,126

Pharmaceuticals — 2.0%
Allergan Finance LLC, 3.25%, 10/01/22		6,133	5,958,517
Allergan Funding SCS:
2.45%, 06/15/19		1,650	1,642,007
3.00%, 03/12/20		9,635	9,589,343
3.45%, 03/15/22		28,940	28,476,606
Bayer US Finance II LLC(b):
3.50%, 06/25/21		4,850	4,859,647
3.88%, 12/15/23		7,610	7,610,319
Bayer US Finance LLC, 2.38%, 10/08/19(b)		5,435	5,388,690
Shire Acquisitions Investments Ireland DAC:
1.90%, 09/23/19		42,468	41,800,689

7

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Pharmaceuticals (continued)
2.88%, 09/23/23	USD	10,855	$10,212,325

			115,538,143
Road & Rail — 1.2%
CSX Corp., 3.70%, 10/30/20		5,920	5,981,013
Park Aerospace Holdings Ltd., 5.25%, 08/15/22(b)		3,610	3,573,936
Penske Truck Leasing Co. LP(b):
2.88%, 07/17/18		16,908	16,910,170
3.05%, 01/09/20		20,121	20,026,245
3.30%, 04/01/21		7,930	7,867,991
3.38%, 02/01/22		4,759	4,690,707
Rumo Luxembourg SARL, 5.88%, 01/18/25(b)		347	317,509
Ryder System, Inc.:
2.65%, 03/02/20		5,675	5,627,656
2.88%, 09/01/20		2,250	2,225,312
3.75%, 06/09/23		4,735	4,731,271

			71,951,810
Semiconductors & Semiconductor Equipment — 2.4%
Analog Devices, Inc., 2.85%, 03/12/20		2,115	2,104,625
Broadcom Corp.:
3.00%, 01/15/22		20,068	19,519,353
2.65%, 01/15/23		1,335	1,257,221
Lam Research Corp.:
2.75%, 03/15/20		7,863	7,817,020
2.80%, 06/15/21		23,925	23,516,885
Maxim Integrated Products, Inc., 2.50%, 11/15/18		18,000	17,993,940
NXP BV(b):
4.13%, 06/15/20		14,930	15,079,300
4.13%, 06/01/21		22,520	22,463,700
3.88%, 09/01/22		2,479	2,435,617
QUALCOMM, Inc.:
3.00%, 05/20/22		12,775	12,582,421
2.60%, 01/30/23		9,960	9,524,107
Xilinx, Inc., 2.13%, 03/15/19		6,220	6,192,676

			140,486,865
Software — 0.3%
CA, Inc., 3.60%, 08/15/22		3,655	3,619,708
Oracle Corp., 1.90%, 09/15/21		11,990	11,419,507

			15,039,215
Technology Hardware, Storage & Peripherals — 0.8%
Dell International LLC, 4.42%, 06/15/21(b)		2,203	2,235,213
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		3,363	3,367,881
2.10%, 10/04/19(b)		7,650	7,553,701

Security	Par (000)		Value
Technology Hardware, Storage & Peripherals (continued)
3.60%, 10/15/20	USD	8,000	$8,038,009
NetApp, Inc., 2.00%, 09/27/19		7,825	7,715,765
Xerox Corp.:
3.50%, 08/20/20		8,620	8,585,889
3.63%, 03/15/23		6,877	6,598,442

			44,094,900
Thrifts & Mortgage Finance — 0.0%
BPCE SA(b):
3.00%, 05/22/22		1,830	1,767,522
2.75%, 01/11/23		250	238,883

			2,006,405
Tobacco — 0.7%
BAT Capital Corp.(b):
2.30%, 08/14/20		18,305	17,888,118
2.76%, 08/15/22		9,015	8,644,446
BAT International Finance plc, 3.25%, 06/07/22(b)		545	536,177
Reynolds American, Inc.:
6.88%, 05/01/20		7,889	8,371,494
3.25%, 06/12/20		6,460	6,453,370

			41,893,605
Trading Companies & Distributors — 0.7%
Air Lease Corp.:
2.63%, 09/04/18		1,860	1,859,243
3.38%, 01/15/19		895	896,726
2.63%, 07/01/22		8,375	8,025,156
Aviation Capital Group LLC, 2.88%, 01/20/22(b)		7,310	7,070,431
International Lease Finance Corp.:
7.13%, 09/01/18(b)		3,680	3,704,008
5.88%, 04/01/19		11,255	11,485,342
4.63%, 04/15/21		5,702	5,827,351

			38,868,257
Wireless Telecommunication Services — 0.2%(b)
Digicel Group Ltd.:
8.25%, 09/30/20		331	249,905
7.13%, 04/01/22(f)		344	225,320
Sprint Communications, Inc., 9.00%, 11/15/18		4,715	4,809,300
Sprint Spectrum Co. LLC:

8

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Wireless Telecommunication Services (continued)
3.36%, 09/20/21	USD	2,555	$2,526,565
4.74%, 03/20/25		5,500	5,457,650

			13,268,740
Total Corporate Bonds — 36.4% (Cost: $2,171,406,162)			2,142,187,529

Foreign Agency Obligations — 0.3%

Argentina — 0.1%
YPF SA:
8.88%, 12/19/18(b)		756	767,340
8.50%, 03/23/21(b)		443	450,310
8.75%, 04/04/24(b)		377	372,476
8.75%, 04/04/24		946	934,648

			2,524,774
Chile — 0.1%
Empresa Nacional del Petroleo, 5.25%, 08/10/20(b)		6,150	6,301,198

Colombia — 0.1%
Ecopetrol SA, 7.63%, 07/23/19		7,910	8,256,458

Mexico — 0.0%
Petroleos Mexicanos, 5.35%, 02/12/28(b)		1,969	1,864,249

Panama — 0.0%(b)
Aeropuerto Internacional de Tocumen SA, 5.63%, 05/18/36		323	337,535
AES Panama SRL, 6.00%, 06/25/22		265	273,029

			610,564
Total Foreign Agency Obligations — 0.3% (Cost: $19,891,029)			19,557,243

Foreign Government Obligations — 0.9%

Argentina — 0.2%
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	ARS	7,325	234,902
Provincia de Rio Negro, 7.75%, 12/07/25(b)	USD	600	468,738
Republic of Argentina:
6.25%, 04/22/19		1,645	1,651,597
8.00%, 10/08/20		1,049	1,082,063
6.88%, 04/22/21		2,905	2,861,425
5.63%, 01/26/22		3,090	2,887,605
8.75%, 05/07/24		1,409	1,459,900

			10,646,230
Bahrain — 0.0%
Kingdom of Bahrain, 6.75%, 09/20/29(b)		351	305,370

Colombia — 0.0%
Republic of Colombia, 4.38%, 07/12/21		1,919	1,958,340

Security	Par (000)		Value
Cyprus — 0.4%
Republic of Cyprus:
4.75%, 06/25/19	EUR	9,815	11,969,607
4.63%, 02/03/20(b)		8,454	10,491,592

			22,461,199
Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 04/29/20	USD	1,260	1,275,485
6.13%, 01/31/22		364	357,831
5.58%, 02/21/23(b)		708	670,830
4.75%, 04/16/26(b)	EUR	309	331,080

			2,635,226
Indonesia — 0.1%
Republic of Indonesia:
8.38%, 09/15/26	IDR	21,314,000	1,513,398
7.00%, 05/15/27		24,642,000	1,613,853

			3,127,251
Lebanon — 0.0%
Republic of Lebanon:
6.10%, 10/04/22	USD	578	495,705
6.25%, 11/04/24		433	350,470
6.85%, 03/23/27		145	114,431

			960,606
Qatar — 0.0%
State of Qatar, 3.88%, 04/23/23(b)		851	850,380

Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.50%, 04/17/30(b)		1,363	1,361,411

South Africa — 0.1%
Republic of South Africa:
5.50%, 03/09/20		3,202	3,282,908
5.88%, 05/30/22		678	709,362
6.25%, 03/31/36	ZAR	19,794	1,043,053
8.50%, 01/31/37		15,059	994,817
6.50%, 02/28/41		14,539	755,923

			6,786,063
Turkey — 0.0%
Republic of Turkey, 6.25%, 09/26/22	USD	1,132	1,135,217

Total Foreign Government Obligations — 0.9% (Cost: $54,187,130)			52,227,293

	shares
Investment Companies — 1.0%
iShares Short Maturity Bond ETF(m)		1,180,000	59,200,600

Total Investment Companies — 1.0% (Cost: $59,218,280)			59,200,600

9

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Non-Agency Mortgage-Backed Securities — 12.9%

Collateralized Mortgage Obligations — 2.8%
Apollo Trust, Series 2009-1, Class A3, 3.18%, 10/03/40(d)	AUD	864	$640,907
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 3.73%, 11/25/33(d)	USD	523	526,098
Bear Stearns ARM Trust(d):
Series 2004-5, Class 2A, 4.24%, 07/25/34		647	641,706
Series 2004-7, Class 4A, 3.87%, 10/25/34		23	23,465
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 15.06%, 12/25/35(b)(d)(m)		19	17,194
CHL Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 2.63%, 02/25/35(d)		455	432,588
Series 2005-17, Class 1A6, 5.50%, 09/25/35		1,068	1,062,881
Series 2005-HYB8, Class 2A1, 4.02%, 12/20/35(d)		1,240	1,079,083
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(d):
Series 2017-DNA2, Class M1, 3.29%, 10/25/29		23,247	23,506,343
Series 2017-HQA3, Class M1, 2.64%, 04/25/30		2,819	2,816,475
Federal National Mortgage Association(d):
Series 2014-C02, Class 1M1, 3.04%, 05/25/24		883	885,414
Series 2017-C04, Class 2M1, 2.94%, 11/25/29		13,885	13,927,042
Federal National Mortgage Association Variable Rate Notes, Series 2017-C02, Class 2M1, 3.24%, 09/25/29(d)		11,519	11,583,513
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 1A1, 3.80%, 02/25/35(d)		178	178,901
JPMorgan Mortgage Trust(b)(d):
Series 2016-2, Class A1, 2.71%, 06/25/46		18,773	18,585,479
Series 2017-1, Class A4, 3.50%, 01/25/47		17,189	17,074,898
Series 2017-3, Class 1A6, 3.00%, 08/25/47		14,399	14,255,582
MortgageIT Trust, Series 2004-1, Class A1, 2.87%, 11/25/34(d)		1,391	1,364,486
National RMBS Trust, Series 2012-2, Class A1, 3.06%, 06/20/44(d)	AUD	1,258	936,072
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 3.25%, 09/25/56(b)(d)	USD	3,662	3,615,367
Permanent Master Issuer plc, Series 2018-1A, Class 1A1, 2.75%, 07/15/58(b)(d)		16,640	16,640,000
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50%, 11/25/57		12,705	12,646,311
Sequoia Mortgage Trust(b)(d):
Series 2017-CH1, Class A2, 3.50%, 08/25/47		11,714	11,645,416
Series 2017-CH2, Class A10, 4.00%, 12/25/47		6,384	6,437,901
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.49%, 09/25/34(d)		917	854,044
TORRENS Trust, Series 2013-1, Class A, 2.86%, 04/12/44(d)	AUD	7,001	5,181,730
Walsh Acceptance, Series 1997-2, Class A, 4.00%, 03/01/27(b)(c)(d)	USD	10	3,030

			166,561,926
Commercial Mortgage-Backed Securities — 10.0%
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/05/32(b)(d)		16,080	16,334,279
Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, 3.50%, 11/15/33(b)(d)		4,350	4,352,733
Bear Stearns Commercial Mortgage Securities Trust(d):
Series 2004-PWR4, Class F, 6.19%, 06/11/41(b)		2,500	2,561,382
Series 2005-PW10, Class AJ, 5.78%, 12/11/40		21,220	22,493,559
Series 2005-PW10, Class B, 5.79%, 12/11/40		13,697	14,034,013
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A, 3.53%, 10/15/34(b)		12,989	13,022,817
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 2.86%, 07/15/32(b)(d)		5,940	5,941,852
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 09/10/45		15,000	14,836,719
Series 2013-375P, Class A, 3.25%, 05/10/35(b)		9,460	9,395,427
CLNS Trust, Series 2017-IKPR, Class A, 2.85%, 06/11/32(b)(d)		21,360	21,339,796
Commercial Mortgage Trust:
Series 2012-CR1, Class A3, 3.39%, 05/15/45		9,571	9,583,591
Series 2013-CR10, Class ASB, 3.80%, 08/10/46		3,300	3,355,123
Series 2014-CR15, Class ASB, 3.60%, 02/10/47		6,004	6,058,403
Series 2014-PAT, Class A, 2.85%, 08/13/27(b)(d)		14,450	14,440,875

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust: (continued)
Series 2014-UBS3, Class ASB, 3.37%, 06/10/47	USD	16,590	$16,650,439
Series 2014-UBS5, Class ASB, 3.55%, 09/10/47		7,340	7,393,152
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47		1,800	1,802,247
Series 2015-CR23, Class A2, 2.85%, 05/10/48		16,620	16,571,837
Series 2015-CR24, Class ASB, 3.45%, 08/10/48		7,580	7,589,566
Series 2015-LC21, Class A2, 2.98%, 07/10/48		32,500	32,455,199
Core Industrial Trust, Series 2015-CALW, Class A, 3.04%, 02/10/34(b)		23,990	23,804,080
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class ASB, 3.35%, 04/15/50		13,700	13,697,733
Exantas Capital Corp. Ltd., Series 2018-RSO6, Class A, 2.79%, 06/15/35(b)(d)		8,360	8,354,355
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28(b)		8,582	8,992,509
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFX, 3.23%, 12/15/34(b)		10,000	10,004,239
Great Wolf Trust, Series 2017-WOLF, Class A, 3.07%, 09/15/34(b)(d)		5,980	5,985,559
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 04/10/34(b)		17,000	17,131,901
GS Mortgage Securities Trust:
Series 2013-GC13, Class AAB, 3.72%, 07/10/46(d)		8,300	8,398,776
Series 2014-GC24, Class AAB, 3.65%, 09/10/47		9,620	9,729,738
Hospitality Mortgage Trust, Series 2017-HIT, Class A, 2.88%, 05/08/30(b)(d)		9,230	9,230,393
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB, 3.66%, 09/15/47		6,780	6,864,158
JPMorgan Chase Commercial Mortgage Securities Trust(d):
Series 2003-CB7, Class F, 5.89%, 01/12/38(b)		5,000	5,058,829
Series 2007-CB18, Class AMFL, 2.21%, 06/12/47		4,852	4,771,723
LMREC, Inc., Series 2015-CRE1, Class AR, 3.06%, 02/22/32(b)(d)		5,000	5,001,300
Madison Avenue Trust, Series 2013-650M, Class A, 3.84%, 10/12/32(b)		16,255	16,487,999
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.66%, 05/15/46		5,780	5,717,201
Series 2014-C18, Class ASB, 3.62%, 10/15/47		9,900	9,995,161
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,600	5,612,046
Series 2014-C19, Class ASB, 3.33%, 12/15/47		7,950	7,953,121
Series 2015-C23, Class A2, 2.98%, 07/15/50		25,100	25,063,146
Morgan Stanley Capital I Trust:
Series 2012-C4, Class A4, 3.24%, 03/15/45		4,655	4,638,911
Series 2014-CPT, Class A, 3.35%, 07/13/29(b)		5,000	5,016,742
Series 2014-MP, Class A, 3.47%, 08/11/33(b)		4,215	4,207,973
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 2.87%, 06/15/35(b)(d)		6,510	6,510,000
RAIT Trust, Series 2017-FL7, Class A, 3.02%, 06/15/37(b)(d)		6,286	6,288,647
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3, 3.40%, 05/10/45		4,445	4,453,944
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class ASB, 2.79%, 04/10/46		7,623	7,572,404
VNDO Mortgage Trust, Series 2012-6AVE, Class A, 3.00%, 11/15/30(b)		17,196	16,953,536
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.21%, 02/15/51(d)		2,764	2,834,368
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.42%, 06/15/29(b)(d)		3,510	3,511,042
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB, 3.48%, 08/15/50		11,680	11,774,561
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/44		13,691	13,856,619

10

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2012-C10, Class ASB, 2.45%, 12/15/45	USD	18,225	$17,976,271
Series 2012-C6, Class A4, 3.44%, 04/15/45		1,970	1,979,882
Series 2014-C21, Class ASB, 3.39%, 08/15/47		14,690	14,759,393
Series 2014-C21, Class ASBF, 2.63%, 08/15/47(b)(d)		3,800	3,803,288
Series 2014-C24, Class ASB, 3.32%, 11/15/47		10,315	10,286,474

			584,491,031
Interest Only Commercial Mortgage-Backed Securities — 0.1%(d)
Commercial Mortgage Trust, Series 2015-CR23, Class XA, 1.11%, 05/10/48		40,135	1,769,122
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.90%, 02/10/34(b)		100,000	2,418,700
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA, 0.94%, 12/15/49		46,472	1,944,439

			6,132,261
Total Non-Agency Mortgage-Backed Securities — 12.9% (Cost: $773,039,208)			757,185,218

U.S. Government Sponsored Agency Securities — 9.6%

Collateralized Mortgage Obligations — 2.8%
Federal Home Loan Mortgage Corp.:
Series 4569, Class JA, 3.00%, 03/15/42		17,842	17,740,195
Series 4482, Class DH, 3.00%, 06/15/42		6,560	6,554,124
Series 4459, Class BN, 3.00%, 08/15/43		11,710	11,527,735
Series 4390, Class CA, 3.50%, 06/15/50		9,114	9,190,268
Series 4446, Class MA, 3.50%, 12/15/50		16,238	16,316,116
Series 3710, Class MG, 4.00%, 08/15/25(g)		1,407	1,473,862
Series 4593, Class MP, 4.00%, 04/15/54		26,317	27,134,215
Series 3986, Class M, 4.50%, 09/15/41		3,673	3,824,171
Series 3959, Class MA, 4.50%, 11/15/41		3,165	3,310,452
Series 1165, Class LD, 7.00%, 11/15/21		64	65,688
Series 1997-20, Class FB, 1.93%, 03/25/27(h)		162	160,429
Series 2013-133, Class NA, 3.00%, 05/25/36		6,889	6,870,321
Series 2015-10, Class KA, 3.00%, 07/25/40		9,118	9,012,030
Series 2011-48, Class MG, 4.00%, 06/25/26(g)		2,298	2,404,881
Series 2011-84, Class MG, 4.00%, 09/25/26(g)		3,202	3,285,891
Series 2014-48, Class AB, 4.00%, 10/25/40		9,619	9,810,332
Government National Mortgage Association:
Series 2018-36, Class KC, 3.00%, 02/20/46		27,150	26,793,457
Series 2013-131, Class PA, 3.50%, 06/16/42		6,990	7,076,973

			162,551,140

Security	Par (000)		Value
Commercial Mortgage-Backed Securities — 0.4%
Federal Home Loan Mortgage Corp.:
Series KP03, Class A2, 1.78%, 07/25/19	USD	3,488	$3,459,228
Series KJ05, Class A2, 2.16%, 10/25/21		11,543	11,266,713
Series KIR2, Class A1, 2.75%, 03/25/27		8,638	8,497,649

			23,223,590

Interest Only Commercial Mortgage-Backed Securities — 0.1%(h)
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series K718, Class X1, 0.76%, 01/25/22		12,654	243,517
Series K044, Class X1, 0.88%, 01/25/25		54,358	2,192,902
Series KW01, Class X1, 1.12%, 01/25/26		47,380	2,775,096
Federal National Mortgage Association ACES Variable Rate Notes, Series 2013-M5, Class X2, 2.31%, 01/25/22		22,904	903,143
Government National Mortgage Association Variable Rate Notes, Series 2012-120, 0.78%, 02/16/53		26,482	1,211,802

			7,326,460

Mortgage-Backed Securities — 6.3%
Federal Home Loan Mortgage Corp.:
2.50%, 11/01/27		24,589	24,050,386
3.00%, 07/15/33(i)		41,000	40,709,958
Federal Home Loan Mortgage Corp. Variable Rate Notes, (LIBOR USD 12 Month + 1.63%), 2.93%, 10/01/45(a)		6,379	6,367,485
Federal National Mortgage Association:
2.50%, 12/01/27 - 04/01/32		55,431	54,011,612
2.50%, 04/25/29(i)		51,947	50,486,120
3.00%, 07/25/33(i)		122,000	121,283,811
4.00%, 09/01/18 - 06/01/32		21,255	21,848,610
4.50%, 12/25/22(i)		10,490	10,555,562
5.00%, 04/01/21		1	834
5.50%, 06/01/20 - 10/01/21		325	333,222
6.50%, 04/01/21		40	41,041
Federal National Mortgage Association Variable Rate Notes:(a)
(LIBOR USD 12 Month + 1.59%), 2.88%, 09/01/45		13,944	13,963,460
(LIBOR USD 12 Month + 1.59%), 2.92%, 11/01/45		1,117	1,118,572
(LIBOR USD 12 Month + 1.59%), 3.14%, 06/01/45		14,530	14,567,023
(LIBOR USD 12 Month + 1.74%), 3.31%, 09/01/42		9,947	10,078,003

			369,415,699
Total U.S. Government Sponsored Agency Securities — 9.6% (Cost: $570,917,243)			562,516,889

11

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Treasury Obligations — 15.9%
U.S. Treasury Notes:
1.25%, 05/31/19(f)	USD	180,400	$178,624,187
1.38%, 07/31/19(f)		385,000	380,834,181
1.63%, 10/15/20(f)		248,300	243,091,520
1.75%, 11/15/20		51,200	50,224,000
2.63%, 06/15/21		83,000	83,009,727

Total U.S. Treasury Obligations — 15.9% (Cost: $941,598,238)			935,783,615

Total Long-Term Investments — 103.2% (Cost: $6,142,016,372)			6,072,269,465

Short-Term Securities — 13.5%

Certificates of Deposit — 6.2%

Domestic — 1.4%
Bank of America NA, (LIBOR USD 3 Month + 0.08%), 2.40%, 10/10/18(a)		28,000	27,999,958
Standard Chartered Bank, 2.68%, 04/18/19		28,000	27,992,089
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.25%), 2.58%, 04/05/19(a)		28,000	28,025,063

			84,017,110

Yankee — 4.8%(j)
BNP Paribas SA, New York(a):
(LIBOR USD 3 Month + 0.25%), 2.59%, 12/28/18		13,000	13,010,750
(LIBOR USD 3 Month + 0.25%), 2.57%, 04/08/19		28,000	28,029,571
Canadian Imperial Bank of Commerce, New York, 2.66%, 04/16/19		28,000	28,003,728
Citibank NA, New York, 2.30%, 08/06/18		28,000	28,005,915
Cooperatieve Rabobank UA, New York, (LIBOR USD 3 Month + 0.20%), 2.52%, 04/05/19(a)		28,000	28,022,979

Security	Par (000)		Value
Yankee (continued)
Credit Suisse AG, New York, (LIBOR USD 3 Month + 0.27%), 2.63%, 05/01/19(a)	USD	28,000	$28,006,744
Mizuho Bank Ltd., New York, 2.34%, 07/05/18		28,000	28,001,675
Natixis SA, New York, 2.40%, 07/31/18		28,000	28,009,706
Nordea Bank AB, New York, (LIBOR USD 3 Month + 0.20%), 2.52%, 04/05/19(a)		28,000	28,014,615
Royal Bank of Canada, New York, (LIBOR USD 3 Month + 0.28%), 2.61%, 03/22/19(a)		28,000	28,040,054
Toronto-Dominion Bank (The), New York, (LIBOR USD 3 Month + 0.11%), 2.43%, 11/06/18(a)		18,000	18,011,394

			283,157,131

Total Certificates of Deposit — 6.2% (Cost: $367,004,464)			367,174,241

Commercial Paper — 5.4%
American Electric Power Co., Inc, 2.33%, 07/09/18(k)		15,000	14,990,562
Barclays Bank plc, 2.60%, 09/28/18(k)		28,000	27,832,823
BAT International Finance plc, 2.72%, 09/13/18(k)		15,000	14,920,738
BNZ International Funding Ltd., (LIBOR USD 3 Month + 0.20%), 2.55%, 04/16/19(a)		12,250	12,255,675
BPCE SA, 2.72%, 04/15/19(k)		28,000	27,397,541
CenterPoint Energy Resources Corp., 2.62%, 09/11/18(k)		13,000	12,933,274
Enbridge Energy Partners LP, 3.09%, 08/13/18(k)		14,500	14,456,409
HSBC Bank plc, 2.70%, 04/16/19(k)		28,000	27,392,974
Sempra Global, 2.56%, 08/02/18(k)		28,000	27,937,459
Societe Generale SA, (LIBOR USD 1 Month + 0.44%), 2.53%, 10/31/18(a)		28,000	28,024,752
Suncor Energy, Inc., 2.57%, 08/20/18(k)		15,000	14,947,437
Suncorp-Metway Ltd., 2.55%, 10/10/18(k)		28,000	27,808,695
TransCanada PipeLines Ltd., 2.30%, 07/09/18(k)		14,100	14,091,129
UBS AG:
2.48%, 09/04/18(k)		28,000	27,886,398
(LIBOR USD 3 Month + 0.33%), 2.65%, 04/04/19(a)		28,000	28,027,050

Total Commercial Paper — 5.4% (Cost: $320,829,926)			320,902,916

12

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value
Money Market Funds — 0.5%(l)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.80%(m)	USD	11,331,163	$11,331,163
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 1.72%		18,112,377	18,112,377

Total Money Market Funds — 0.5% (Cost: $29,443,540)			29,443,540

Total Repurchase Agreements — 1.4% (Cost: $80,000,000)			80,000,000

Total Short-Term Securities — 13.5% (Cost: $797,277,930)			797,520,697

Total Options Purchased — 0.0% (Cost: $1,946,807)			767,797

Total Investments Before Options Written — 116.7% (Cost: $6,941,241,109)			6,870,557,959

Total Options Written — (0.1)% (Premium Received — $7,386,465)			(6,713,668)

Total Investments Net of Options Written — 116.6% (Cost: $6,933,854,644)			6,863,844,291
Liabilities in Excess of Other Assets — (16.6)%			(978,033,731)

Net Assets — 100.0%			$5,885,810,560

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Perpetual security with no stated maturity date.
(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(h)	Variable rate security. Rate shown is the rate in effect as of period end.
(i)	Represents or includes a TBA transaction.
(j)	Issuer is a U.S. branch of a foreign domiciled bank.
(k)	Rates are discount rates or a range of discount rates at the time of purchase.
(l)	Annualized 7-day yield as of period end.

13

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio

(m)	During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended and/or related Parties of the Fund, were as follows:

Affiliate	Shares Held at 09/30/17	Shares Purchased		Shares Sold	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,440,721	5,890,442	(b)	—	11,331,163	$11,331,163	$402,738	$—	$—
BlackRock Capital Finance LP, Series 1997-R2, Class AP	18,554	—		—	18,554	17,194	1,029	—	790
iShares 1-3 Year Treasury Bond ETF	—	960,000		(960,000)	—	—	115,047	(185,897)	—
iShares Short Maturity Bond ETF	1,180,000	—		—	1,180,000	59,200,600	795,272	—	(141,600)

						$70,548,957	$1,314,086	$(185,897)	$(140,810)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Mizuho Securities USA LLC	3.08	%(a)	06/29/18	10/02/18	$80,000	$80,000	$80,651,147	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 2.75%, due 07/05/18 to 08/20/41	$85,062,783	$83,279,539

Total						$80,000				$83,279,539

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date		Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Barclays Capital, Inc.	1.50%	05/22/18	Open	(a)	$173,530	$173,765	Corporate Bonds	Open
Cantor Fitzgerald & Co.	2.08%	06/18/18	07/03/18		147,187,500	147,289,550	U.S. Treasury Obligations	Up to 30 days
Credit Suisse Securities USA LLC	0.50%	06/28/18	Open	(a)	43,700	43,701	Corporate Bonds	Open
Amherst Pierpont Securities LLC	2.28%	06/29/18	07/02/18		153,643,750	153,663,212	U.S. Treasury Obligations	Overnight
Credit Suisse AG NY Branch	2.28%	06/29/18	07/02/18		383,075,000	383,123,523	U.S. Treasury Obligations	Overnight

					$684,123,480	$684,293,751

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Ultra Bond	37	09/19/18	$5,904	$121,727
U.S. Treasury 2 Year Note	9,743	09/28/18	2,063,841	2,011,501
3 Month Eurodollar	1	12/16/19	243	124

				2,133,352

Short Contracts
Euro-Bund	15	09/06/18	2,847	(39,462)
U.S. Treasury 10 Year Note	892	09/19/18	107,207	(565,851)
U.S. Treasury 10 Year Ultra Note	530	09/19/18	67,964	77,689
U.S. Treasury Long Bond	115	09/19/18	16,675	(348,608)
U.S. Treasury 5 Year Note	5,542	09/28/18	629,666	1,619,564
90-Day Eurodollar	12	12/14/20	2,911	1,185

				744,517

				$2,877,869

14

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	680,000	ARS	14,608,440	BNP Paribas SA	07/02/18	$174,955
EUR	1,170,000	USD	1,363,581	Bank of America NA	07/03/18	2,745
USD	75,820	BRL	292,495	Citibank NA	07/03/18	352
USD	54,000	BRL	203,232	Goldman Sachs International	07/03/18	1,563
USD	293,159	CLP	184,515,000	JP Morgan Chase Bank NA	07/03/18	10,765
USD	1,437,494	EUR	1,170,000	Goldman Sachs International	07/03/18	71,168
AUD	4,100,000	USD	3,023,736	BNP Paribas SA	07/05/18	10,457
EUR	10,888,000	USD	12,673,196	HSBC Bank plc	07/05/18	43,583
GBP	5,397,000	USD	7,102,992	Barclays Bank plc	07/05/18	20,308
USD	3,319,881	AUD	4,378,000	National Australia Bank Ltd.	07/05/18	79,955
USD	13,280,791	EUR	11,348,000	Morgan Stanley & Co. International plc	07/05/18	26,749
USD	7,191,044	GBP	5,397,000	BNP Paribas SA	07/05/18	67,744
USD	7,114,000	RUB	443,145,288	JP Morgan Chase Bank NA	07/09/18	62,114
RUB	128,331,600	USD	2,007,377	Morgan Stanley & Co. International plc	07/12/18	34,122
RUB	74,115,217	USD	1,157,056	UBS AG	07/12/18	21,969
USD	10,909,121	RUB	635,996,327	BNP Paribas SA	07/12/18	791,693
TRY	2,378,457	USD	510,000	Citibank NA	07/16/18	4,872
TRY	7,367,587	USD	1,580,000	JP Morgan Chase Bank NA	07/16/18	14,885
TRY	4,990,480	USD	1,070,000	Royal Bank of Scotland	07/16/18	10,305
USD	1,024,288	TRY	4,513,011	Deutsche Bank AG	07/16/18	47,342
USD	2,135,712	TRY	9,401,320	Morgan Stanley & Co. International plc	07/16/18	100,579
USD	202,156	EUR	170,551	Toronto Dominion Bank	07/18/18	2,768
USD	550,000	COP	1,583,450,000	UBS AG	07/23/18	10,279
USD	375,000	ARS	8,036,250	BNP Paribas SA	07/31/18	105,667
USD	375,000	ARS	8,036,250	Citibank NA	07/31/18	105,667
USD	719,000	ARS	15,629,924	JP Morgan Chase Bank NA	07/31/18	195,167
USD	3,106,000	BRL	11,432,565	Goldman Sachs International	08/02/18	167,037
USD	1,161,457	ZAR	14,448,056	Citibank NA	08/03/18	112,477
USD	7,114,000	RUB	445,457,338	JP Morgan Chase Bank NA	08/07/18	48,397
USD	166,000	ARS	4,555,040	BNP Paribas SA	08/08/18	14,554
USD	494,000	ARS	13,050,887	JP Morgan Chase Bank NA	08/08/18	60,083
USD	1,761,719	EUR	1,502,100	Barclays Bank plc	08/08/18	2,791
USD	4,347,861	ZAR	55,219,006	Barclays Bank plc	08/16/18	345,938
ZAR	7,351,095	USD	530,571	HSBC Bank plc	08/16/18	2,190
USD	154,718	EUR	130,590	Nomura International plc	08/17/18	1,690
USD	202,249	EUR	170,698	State Street Bank and Trust Co.	08/17/18	2,223
USD	789,469	IDR	11,058,090,531	BNP Paribas SA	08/20/18	21,838
USD	2,506,336	IDR	35,112,907,036	Deutsche Bank AG	08/20/18	68,868
USD	2,141,728	IDR	30,322,114,673	JP Morgan Chase Bank NA	08/20/18	36,827
USD	2,146,082	TRY	8,718,460	BNP Paribas SA	08/20/18	288,099
USD	2,964,209	TRY	11,946,540	Citibank NA	08/20/18	418,292
MXN	97,041	USD	4,720	Goldman Sachs International	08/22/18	126
USD	2,590,600	IDR	37,022,264,600	Deutsche Bank AG	08/31/18	26,142
USD	1,152,000	ARS	25,807,334	BNP Paribas SA	09/14/18	324,232
USD	166,000	ARS	5,021,500	Citibank NA	09/17/18	5,409
CAD	18,994,018	AUD	19,350,000	ANZ Banking Group Ltd.	09/20/18	144,318
CAD	15,810,253	NZD	17,290,000	ANZ Banking Group Ltd.	09/20/18	331,269
NOK	10,981,774	EUR	1,150,000	Goldman Sachs International	09/20/18	1,566
SEK	13,387,330	EUR	1,280,000	Goldman Sachs International	09/20/18	16

						4,442,155

ARS	17,584,936	USD	680,000	BNP Paribas SA	07/02/18	(72,051)
BRL	476,349	USD	129,820	BNP Paribas SA	07/03/18	(6,915)
CLP	184,515,000	USD	291,608	JP Morgan Chase Bank NA	07/03/18	(9,214)
RUB	444,127,020	USD	7,114,000	JP Morgan Chase Bank NA	07/09/18	(46,491)
RUB	124,512,936	USD	2,002,138	Bank of America NA	07/12/18	(21,386)
RUB	309,036,575	USD	4,957,119	Citibank NA	07/12/18	(40,965)
EUR	165,399	USD	194,394	UBS AG	07/18/18	(1,029)
USD	2,599,000	MXN	51,893,713	Citibank NA	07/23/18	(5,539)
BRL	11,611,781	USD	3,106,000	JP Morgan Chase Bank NA	08/02/18	(120,966)
USD	1,366,748	EUR	1,170,000	Bank of America NA	08/03/18	(2,752)
USD	12,702,757	EUR	10,888,000	HSBC Bank plc	08/06/18	(44,833)
USD	7,113,170	GBP	5,397,000	Barclays Bank plc	08/06/18	(20,827)
RUB	181,602,600	USD	2,901,000	BNP Paribas SA	08/07/18	(20,518)
USD	3,024,119	AUD	4,100,000	BNP Paribas SA	08/07/18	(10,458)
ARS	6,873,000	USD	290,000	BNP Paribas SA	08/08/18	(61,486)
ARS	6,766,667	USD	290,000	JP Morgan Chase Bank NA	08/08/18	(65,022)
USD	1,580,000	IDR	22,846,800,000	JP Morgan Chase Bank NA	08/09/18	(9,429)
COP	1,557,649,500	USD	550,000	Goldman Sachs International	08/10/18	(19,485)
ZAR	15,257,162	USD	1,114,475	Bank of America NA	08/16/18	(8,733)
IDR	9,691,280,484	USD	681,237	Citibank NA	08/20/18	(8,488)
IDR	9,691,280,000	USD	680,090	Goldman Sachs International	08/20/18	(7,341)
IDR	9,546,635,000	USD	669,986	Nomura International plc	08/20/18	(7,278)
TRY	20,665,000	USD	5,317,092	BNP Paribas SA	08/20/18	(913,192)
RUB	170,646,344	USD	2,719,290	Bank of America NA	08/21/18	(16,788)
RUB	112,008,830	USD	1,786,710	Credit Suisse International	08/21/18	(12,842)
USD	4,844	MXN	97,041	Deutsche Bank AG	08/22/18	(2)
IDR	36,555,939,000	USD	2,614,500	Deutsche Bank AG	08/31/18	(82,343)
ARS	9,417,600	USD	345,600	BNP Paribas SA	09/14/18	(43,531)
ARS	10,136,250	USD	375,000	Citibank NA	09/14/18	(49,881)
ARS	11,660,742	USD	431,400	JP Morgan Chase Bank NA	09/14/18	(57,383)
ARS	4,623,100	USD	166,000	BNP Paribas SA	09/17/18	(18,150)
CAD	9,280,000	CHF	6,961,745	Royal Bank of Scotland	09/20/18	(10,554)
CAD	4,055,003	NZD	4,560,000	Northern Trust Co.	09/20/18	(25)
JPY	1,595,462,274	CHF	14,350,000	Goldman Sachs International	09/20/18	(99,984)
JPY	1,597,909,650	USD	14,540,000	Goldman Sachs International	09/20/18	(25,771)
NOK	59,429,300	CHF	7,240,000	Nomura International plc	09/20/18	(41,614)
NOK	109,534,712	EUR	11,540,000	Morgan Stanley & Co. International plc	09/20/18	(66,200)
SEK	116,839,867	EUR	11,450,000	Westpac Banking Corp.	09/20/18	(327,212)
MXN	50,605,389	USD	2,599,000	HSBC Bank plc	11/26/18	(109,368)

						(2,486,046)

	Net Unrealized Appreciation					$1,956,109

15

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio

OTC Interest Rate Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap	1.38%	Semi-Annual	6 month LIBOR	Semi-Annual	Credit Suisse International	01/23/19	1.38%	JPY	31,240,000	$28,025
5-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	01/18/22	3.35%	USD	45,285	739,771

										$767,796

OTC Interest Rate Swaptions Written

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.35%	Semi-Annual	UBS AG	02/21/20	2.35%	USD	773,500	$(1,909,493)

Put
2-Year Interest Rate Swap	3.10%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/28/19	3.10%	USD	845,340	(1,984,605)
2-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	UBS AG	02/21/20	3.35%	USD	773,500	(2,819,570)

										(4,804,175)

										$(6,713,668)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.30.V1	1.00%	Quarterly	06/20/23	USD	26,237	$(396,167)	$(454,129)	$57,962

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	B+	USD	48,675	$3,062,669	$2,885,296	$177,373
CDX.NA.HY.30.V1	5.00%	Quarterly	06/20/23	B	USD	15,000	884,727	861,551	23,176

							$3,947,396	$3,746,847	$200,549

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

16

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund					Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Effective Date		Termination Date			Value
7.36%	Monthly	28 day MXIBTIIE	Monthly	N/A		01/28/19	MXN	147,861	$38,435	$—	$38,435
0.45%	Annual	6 month EURIBOR	Semi-Annual	N/A		07/04/19	EUR	120,000	(1,808,784)	—	(1,808,784)
6 month EURIBOR	Semi-Annual	0.49%	Annual	N/A		07/04/19	EUR	120,000	1,931,573	—	1,931,573
2.45%	Annual	1 day Fed Funds	Annual	10/03/18	(a)	06/30/20	USD	172,620	44,678	—	44,678
2.52%	Annual	1 day Fed Funds	Annual	10/03/18	(a)	06/30/20	USD	173,740	(156,825)	—	(156,825)
28 day MXIBTIIE	Monthly	7.66%	Monthly	N/A		02/22/21	MXN	62,018	(26,429)	—	(26,429)
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	24,445	35,482	—	35,482
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	18,547	26,749	—	26,749
28 day MXIBTIIE	Monthly	7.94%	Monthly	N/A		06/19/23	MXN	56,707	7,433	—	7,433
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A		07/17/25	MXN	20,635	(91,016)	—	(91,016)
3 month LIBOR	Quarterly	2.70%	Semi-Annual	01/20/22	(a)	01/20/27	USD	15,090	(156,483)	—	(156,483)
2.96%	Annual	6 month WIBOR	Semi-Annual	N/A		03/06/28	PLN	4,381	(9,107)	—	(9,107)
7.64%	Quarterly	3 month JIBAR	Quarterly	N/A		03/06/28	ZAR	18,410	56,340	—	56,340
7.66%	Quarterly	3 month JIBAR	Quarterly	N/A		03/06/28	ZAR	18,685	55,337	—	55,337
7.90%	Quarterly	3 month JIBAR	Quarterly	N/A		06/20/28	ZAR	13,216	25,949	—	25,949
7.92%	Quarterly	3 month JIBAR	Quarterly	N/A		06/20/28	ZAR	15,785	29,177	—	29,177
7.93%	Quarterly	3 month JIBAR	Quarterly	N/A		06/20/28	ZAR	15,910	28,851	—	28,851
7.94%	Quarterly	3 month JIBAR	Quarterly	N/A		06/20/28	ZAR	22,880	39,775	—	39,775
7.94%	Quarterly	3 month JIBAR	Quarterly	N/A		06/20/28	ZAR	15,910	28,055	—	28,055

									$99,190	$—	$99,190

(a) Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/20	USD	2,086	$(15,158)	$9,272	$(24,430)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	2,086	(14,260)	13,870	(28,130)
Federative Republic of Brazil	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	277	19,875	8,053	11,822
Federative Republic of Brazil	1.00%	Quarterly	BNP Paribas SA	06/20/23	USD	456	32,719	18,215	14,504
Federative Republic of Brazil	1.00%	Quarterly	BNP Paribas SA	06/20/23	USD	456	32,719	18,215	14,504
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/23	USD	828	59,393	47,919	11,474
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/23	USD	712	51,087	55,670	(4,583)
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/23	USD	452	32,432	35,341	(2,909)
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/23	USD	453	32,503	35,510	(3,007)
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/23	USD	453	32,504	35,601	(3,097)
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/23	USD	453	32,504	35,784	(3,280)
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/23	USD	453	32,521	27,181	5,340
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/23	USD	414	29,705	16,890	12,815
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/23	USD	290	20,808	8,194	12,614
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/23	USD	414	29,705	24,139	5,566
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/23	USD	414	29,705	24,139	5,566
Federative Republic of Brazil	1.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	222	15,929	6,042	9,887
Federative Republic of Brazil	1.00%	Quarterly	HSBC Bank plc	06/20/23	USD	604	43,338	22,770	20,568
Federative Republic of Brazil	1.00%	Quarterly	HSBC Bank plc	06/20/23	USD	494	35,446	18,729	16,717
Kingdom of Bahrain	1.00%	Quarterly	HSBC Bank plc	06/20/23	USD	450	57,491	30,546	26,945
Republic of Argentina	5.00%	Quarterly	Bank of America NA	06/20/23	USD	145	(3,911)	(5,782)	1,871
Republic of Argentina	5.00%	Quarterly	Citibank NA	06/20/23	USD	1,521	(41,137)	(145,452)	104,315
Republic of Argentina	5.00%	Quarterly	HSBC Bank plc	06/20/23	USD	198	(5,354)	(9,216)	3,862
Republic of Argentina	5.00%	Quarterly	HSBC Bank plc	06/20/23	USD	271	(7,328)	(12,034)	4,706
Republic of Argentina	5.00%	Quarterly	HSBC Bank plc	06/20/23	USD	198	(5,354)	(8,792)	3,438
Republic of Colombia	1.00%	Quarterly	HSBC Bank plc	06/20/23	USD	367	4,086	5,036	(950)
Republic of South Africa	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	USD	1,304	64,842	33,556	31,286
Republic of the Philippines	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	3,518	(8,431)	(41,548)	33,117
Republic of Turkey	1.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	230	19,748	16,714	3,034
Republic of Turkey	1.00%	Quarterly	HSBC Bank plc	06/20/23	USD	360	30,910	24,861	6,049
Republic of Turkey	1.00%	Quarterly	HSBC Bank plc	06/20/23	USD	265	22,753	17,761	4,992
Republic of Turkey	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	USD	38	3,263	2,629	634
Republic of Turkey	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	USD	218	18,719	16,282	2,437
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	356	4,888	6,940	(2,052)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	446	6,124	8,694	(2,570)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	282	3,873	2,293	1,580
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	446	6,124	8,004	(1,880)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	445	6,110	8,576	(2,466)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	593	8,143	4,693	3,450
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	446	6,124	8,398	(2,274)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	432	5,932	3,401	2,531
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	393	5,397	3,709	1,688
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	459	6,303	8,846	(2,543)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	548	7,525	4,490	3,035
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	686	9,421	5,643	3,778
United Mexican States	1.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	503	6,907	2,524	4,383

							$766,643	$462,306	$304,337

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+	USD	2,086	$15,158	$(10,447)	$25,605
United Mexican States	1.00%	Quarterly	JP Morgan Chase Bank NA	09/20/20	BBB+	USD	2,086	14,260	(12,343)	26,603

								$29,418	$(22,790)	$52,208

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

17

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund				Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date			Value
28 day MXIBTIIE %	Monthly	7.07%	Monthly	Citibank NA	11/21/18	MXN	147,861	$(36,982)	$—	$(36,982)
28 day MXIBTIIE	Monthly	7.06%	Monthly	JP Morgan Chase Bank NA	11/21/18	MXN	177,433	(44,785)	—	(44,785)
28 day MXIBTIIE	Monthly	6.98%	Monthly	Citibank NA	11/28/18	MXN	180,400	(49,433)	—	(49,433)
28 day MXIBTIIE	Monthly	6.98%	Monthly	JP Morgan Chase Bank NA	11/28/18	MXN	143,151	(39,227)	—	(39,227)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	07/17/25	MXN	10,282	(45,208)	—	(45,208)
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs Bank USA	08/06/25	MXN	30,867	(137,816)	—	(137,816)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	08/11/25	MXN	10,120	45,367	—	45,367
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	08/11/25	MXN	10,120	45,367	—	45,367
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	37,565	168,691	—	168,691

								$(94,026)	$—	$(94,026)

18

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1D FEDERAL_FUNDS_H15	1 day Fed Funds	1.91%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.10%
3 month JIBAR	Johannesburg Interbank Average Rate	6.96%
3 month LIBOR	London Interbank Offered Rate	2.34%
6 month EURIBOR	Euro Interbank Offered Rate	-0.27%
6 month WIBOR	Warsaw Interbank Offered Rate	1.68%

Currency

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	New Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-The-Counter
TBA	To-be-announced
WIBOR	WIBOR

19

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its Semi-annual report. The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,532,466,552	$11,144,526	$1,543,611,078
Corporate Bonds(a)	—	2,142,187,529	—	2,142,187,529
Foreign Agency Obligations	—	19,557,243	—	19,557,243
Foreign Government Obligations	—	52,227,293	—	52,227,293
Investment Companies	59,200,600	—	—	59,200,600
Non-Agency Mortgage-Backed Securities	—	757,182,188	3,030	757,185,218
U.S. Government Sponsored Agency Securities	—	562,516,889	—	562,516,889
U.S. Treasury Obligations	—	935,783,615	—	935,783,615
Short-Term Securities:
Certificates of Deposit	—	367,174,241	—	367,174,241
Commercial Paper	—	320,902,916	—	320,902,916
Money Market Funds	29,443,540	—	—	29,443,540
Repurchase Agreements	—	80,000,000	—	80,000,000
Options Purchased:
Interest rate contracts	—	767,797	—	767,797

	$88,644,140	$6,770,766,263	$11,147,556	$6,870,557,959

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$699,227	$—	$699,227

Foreign currency exchange contracts	—	4,442,155	—	4,442,155
Interest rate contracts	3,831,790	2,607,259	—	6,439,049
Liabilities:
Credit contracts	—	(84,171)	—	(84,171)
Foreign currency exchange contracts	—	(2,486,046)	—	(2,486,046)
Interest rate contracts	(953,921)	(9,315,763)	—	(10,269,684)

	$2,877,869	$(4,137,339)	$—	$(1,259,470)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

20

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Low Duration Bond Portfolio

During the period ended June 30, 2018 there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage- Backed Securities	Total
Investments:
Assets:
Opening Balance, as of September 30, 2017	$37,863,572	$11,045,574	$48,909,146
Transfers into Level 3	—	—	—
Transfers out of Level 3	(25,135,640)	(5,980,000)	(31,115,640)
Accrued discounts/premiums	26	(550)	(524)
Net realized gain (loss)	(17,189)	(5,002)	(22,191)
Net change in unrealized appreciation (depreciation)	13,133	(56,492)	(43,359)
Purchases	—	—	—
Sales	(1,579,376)	(5,000,500)	(6,579,876)

Closing Balance, as of June 30, 2018	$11,144,526	$3,030	$11,147,556

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018(a)	$13,133	$748	$13,881

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

21

Schedule of Investments (unaudited) June 30, 2018	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Asset-Backed Securities — 4.2%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 3.77%, 09/15/26(a)(b)	USD	1,840	$1,847,816
BSPRT Issuer Ltd., Series 2017-FL1, Class A, (LIBOR USD 1 Month + 1.35%), 3.42%, 06/15/27(a)(b)		1,970	1,971,653
CIFC Funding Ltd., Series 2014-V, (LIBOR USD 3 Month + 1.40%), 3.75%, 01/17/27(a)		3,300	3,304,091
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.54%, 08/15/30(a)(b)		5,800	5,808,097
Federal National Mortgage Association Variable Rate Notes, Series 1996-W1, Class AL, (LIBOR USD 3 Month + 1.40%), 7.25%, 03/25/26(a)		7	7,757
OCP CLO Ltd., Series 2012-2A, Class A1R, (LIBOR USD 3 Month + 1.40%), 3.73%, 11/22/25(a)(b)		7,300	7,311,708
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, (LIBOR USD 3 Month + 1.12%), 3.48%, 04/20/25(a)(b)		2,690	2,690,407
Progress Residential Trust(b):
Series 2015-SFR2, Class A, 2.74%, 06/12/32		2,162	2,132,246
Series 2017-SFR1, Class A, 2.77%, 08/17/34		977	944,931

Total Asset-Backed Securities — 4.2% (Cost: $26,023,832)			26,018,706

Foreign Government Obligations — 1.2%

Colombia — 0.1%
Republic of Colombia, 4.38%, 07/12/21		200	204,100

France — 0.3%
Republic of France, 0.00%, 02/25/20	EUR	1,650	1,945,079

Germany — 0.3%
Federal Republic of Germany, 0.00%, 12/13/19		1,650	1,946,196

Indonesia — 0.1%
Republic of Indonesia:
8.38%, 09/15/26	IDR	2,972,000	211,027
7.00%, 05/15/27		3,436,000	225,030
6.13%, 05/15/28		2,085,000	129,130

			565,187
Japan — 0.3%
Japan Government Two Year Bond, 0.10%, 03/15/20	JPY	220,950	2,003,468

Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 4.50%, 04/17/30(b)	USD	200	199,767

Security	Par (000)		Value
South Africa — 0.1%
Republic of South Africa:
5.50%, 03/09/20	USD	215	$220,433
6.25%, 03/31/36	ZAR	1,574	82,942
6.50%, 02/28/41		810	42,094

			345,469
Total Foreign Government Obligations — 1.2% (Cost: $7,583,888)			7,209,266

Non-Agency Mortgage-Backed Securities — 3.7%

Collateralized Mortgage Obligations — 0.2%
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50%, 11/25/57	USD	1,405	1,398,510

Commercial Mortgage-Backed Securities — 3.1%(b)
AREIT Trust, Series 2018-CRE1, Class A, 2.92%, 02/15/35(c)(d)		1,575	1,575,945
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 3.48%, 07/05/33(c)		6,500	6,503,725
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.24%, 10/10/29		4,050	3,950,197
CSMC Trust:
Series 2016-MFF, Class A, 3.67%, 11/15/33(c)		478	480,646
Series 2017-CALI, Class A, 3.43%, 11/10/32		1,180	1,170,231
DBUBS Mortgage Trust, Series 2017-BRBK, Class A, 3.45%, 10/10/34		1,840	1,827,132
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 3.37%, 12/15/34(c)		1,319	1,319,282
LMREC, Inc., Series 2016-CRE2, Class A, 3.78%, 11/24/31(c)		780	783,900
RAIT Trust, Series 2017-FL7, Class A, 3.02%, 06/15/37(c)		1,824	1,825,096

			19,436,154
Interest Only Commercial Mortgage-Backed Securities — 0.4%(c)
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.90%, 05/10/58		7,537	760,746
Core Industrial Trust(b):
Series 2015-TEXW, Class XA, 0.90%, 02/10/34		29,200	706,260
Series 2015-WEST, Class XA, 1.08%, 02/10/37		14,700	801,815

			2,268,821
Total Non-Agency Mortgage-Backed Securities — 3.7% (Cost: $23,442,962)			23,103,485

1

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Government Sponsored Agency Securities — 70.8%

Agency Obligations — 0.7%
Federal Home Loan Bank, 4.00%, 04/10/28	USD	4,100	$4,353,806
United States Small Business Administration, 5.50%, 10/01/18		12	12,047

			4,365,853
Collateralized Mortgage Obligations — 2.3%
Federal National Mortgage Association:
Series 2017-69, Class HA, 3.00%, 06/25/46		6,110	6,015,099
Series 2014-27, Class VC, 4.00%, 05/25/31		3,236	3,350,919
Series 2011-8, Class ZA, 4.00%, 02/25/41		3,093	3,153,749
Government National Mortgage Association Variable Rate Notes, Series 2014-107, Class WX, 6.80%, 07/20/39(e)		1,664	1,840,504

			14,360,271
Interest Only Commercial Mortgage-Backed Securities — 2.7%
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series K064, Class X1, 0.74%, 03/25/27(e)		13,647	617,516
Federal National Mortgage Association ACES Variable Rate Notes:(e)
Series 2015-M1, Class X2, 0.65%, 09/25/24		69,422	1,990,708
Series 2016-M4, Class X2, 2.68%, 01/25/39		3,749	387,804
Finnish Real Estate Management Federation Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/22(b)(e)		204,665	582,927
Government National Mortgage Association Variable Rate Notes:
Series 2005-50, 0.43%, 06/16/45(e)		1,965	16,005
Series 2005-9, 0.56%, 01/16/45(e)		4,060	60,629
Series 2017-54, 0.65%, 12/16/58(e)		1,757	109,706
Series 2017-168, 0.66%, 12/16/59(e)		7,281	464,218
Series 2017-72, 0.68%, 04/16/57(e)		12,840	811,283
Series 2017-53, 0.69%, 11/16/56(e)		20,085	1,194,074
Series 2017-44, 0.70%, 04/17/51(e)		7,288	427,545
Series 2017-64, 0.72%, 11/16/57(e)		3,459	227,677
Series 2017-30, 0.76%, 08/16/58(e)		7,289	453,769
Series 2017-61, 0.77%, 05/16/59(e)		4,915	377,800
Series 2016-22, 0.77%, 11/16/55(e)		25,787	1,409,744
Series 2016-45, 1.01%, 02/16/58(e)		35,777	2,775,919
Series 2016-119, 1.13%, 04/16/58(e)		38,427	3,218,252
Series 2016-113, 1.19%, 02/16/58(e)		15,818	1,451,416
Series 2006-30, 2.30%, 05/16/46(e)		1,381	83,066

			16,660,058
Mortgage-Backed Securities — 65.1%
Federal Home Loan Mortgage Corp.:
2.50%, 09/01/27 - 02/01/32		4,270	4,158,367
3.00%, 09/01/27 - 12/01/46		6,409	6,299,225
3.00%, 07/15/33 - 07/15/48(f)		4,497	4,417,621
3.50%, 07/15/33 - 06/15/44(f)		3,753	3,755,524
3.50%, 12/01/40 - 01/01/48		27,432	27,477,922
4.00%, 08/01/40 - 08/01/47		6,626	6,808,283
4.00%, 09/15/43(f)		7,660	7,807,614

Security	Par (000)			Value
Mortgage-Backed Securities (continued)
4.50%, 02/01/39 - 10/01/45	USD	2,193		$2,295,909
4.50%, 11/15/40(f)		2,361		2,456,652
5.00%, 04/01/36 - 10/01/41		1,407		1,500,502
5.50%, 06/01/41		1,441		1,558,989
Federal National Mortgage Association:
2.00%, 10/01/31 - 03/01/32		1,524		1,444,002
2.50%, 06/01/28 - 02/01/33		15,798		15,391,404
2.50%, 04/25/29(f)		388		377,088
3.00%, 04/01/28 - 03/01/47		44,553		43,722,795
3.00%, 07/25/33 - 05/25/44(f)		23,524		23,165,258
3.50%, 10/25/27 - 04/25/44(f)		25,070		24,958,151
3.50%, 11/01/28 - 01/01/48		44,477		44,686,750
4.00%, 02/01/25 - 04/01/48		35,526		36,526,829
4.00%, 09/25/43(f)		11,386		11,608,047
4.50%, 02/01/25 - 12/01/47		19,224		20,179,593
4.50%, 04/25/41(f)		1,304		1,357,801
5.00%, 11/01/32 - 06/01/45		1,294		1,383,561
5.00%, 04/25/37(f)		959		1,015,879
5.50%, 02/01/35 - 04/01/41		4,328		4,700,826
6.00%, 05/01/33 - 06/01/41		3,937		4,337,050
6.50%, 05/01/40		901		1,002,823
Government National Mortgage Association:
3.00%, 02/15/45 - 07/20/47		20,432		20,075,925
3.00%, 07/15/48(f)		8,667		8,478,782
3.50%, 12/20/41 - 10/20/46		31,152		31,362,030
3.50%, 07/15/48(f)		3,824		3,838,979
4.00%, 04/20/39 - 04/20/48		7,221		7,436,042
4.00%, 07/15/48(f)		14,501		14,862,393
4.50%, 09/15/39 - 10/20/41(f)		1,634		1,698,352
4.50%, 12/20/39 - 02/15/42		8,675		9,123,649
5.00%, 12/15/38 - 07/20/41		3,414		3,645,928
7.00%, 06/15/23 - 03/15/24		—	(g)	68

				404,916,613
Total U.S. Government Sponsored Agency Securities — 70.8% (Cost: $449,106,615)				440,302,795

U.S. Treasury Obligations — 55.5%
U.S. Treasury Bonds:
4.25%, 05/15/39		2,055		2,478,924
4.50%, 08/15/39		1,996		2,488,840
4.38%, 11/15/39		2,003		2,460,091
3.13%, 02/15/43		7,800		8,007,492
2.88%, 05/15/43 - 11/15/46		10,067		9,884,177
3.63%, 08/15/43		7,444		8,297,734
3.75%, 11/15/43		7,900		8,981,004
3.00%, 02/15/47		1,419		1,424,100
3.13%, 05/15/48(h)		10,571		10,864,593

2

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes:
1.25%, 08/31/19(h)	USD	20,000	$19,732,812
1.00%, 10/15/19(h)		20,000	19,635,156
2.50%, 05/31/20(h)		30,897	30,882,517
1.63%, 06/30/20 - 10/31/23		36,000	34,926,309
2.63%, 05/15/21(h)		23,453	23,454,832
1.13%, 06/30/21		14,000	13,395,156
2.25%, 07/31/21 - 02/15/27		38,104	37,086,156
2.13%, 09/30/21		14,000	13,772,500
1.88%, 04/30/22		14,000	13,584,922
2.75%, 05/31/23(h)		27,000	27,033,750
2.00%, 04/30/24 - 08/15/25		29,000	27,716,328
2.88%, 05/31/25		13,000	13,049,766
2.00%, 11/15/26(h)		8,277	7,756,778
2.88%, 05/15/28(h)		8,050	8,066,038

Total U.S. Treasury Obligations — 55.5% (Cost: $347,418,940)			344,979,975

Total Long-Term Investments — 135.4% (Cost: $853,576,237)			841,614,227

Short-Term Securities — 4.8%

Certificates of Deposit — 1.3%

Yankee — 1.3%(i)
BNP Paribas SA, New York, 2.66%, 04/18/19		1,280	1,280,512
Canadian Imperial Bank of Commerce, New York, 2.66%, 04/17/19		1,280	1,280,163
MUFG Bank Ltd., New York, 2.68%, 04/17/19(b)		1,280	1,280,874
Royal Bank of Canada, New York, (LIBOR USD 3 Month + 0.18%), 2.54%, 04/18/19(a)		1,280	1,280,296
Toronto-Dominion Bank (The), New York, (LIBOR USD 3 Month + 0.17%), 2.53%, 04/17/19(a)		1,280	1,280,695
Wells Fargo Bank NA:
(LIBOR USD 3 Month + 0.21%), 2.56%, 04/16/19(a)		1,280	1,280,792
2.70%, 04/16/19		620	620,342

			8,303,674

Total Certificates of Deposit — 1.3% (Cost: $8,299,999)			8,303,674

Commercial Paper — 0.9%
AT&T, Inc.(j):
2.84%, 12/06/18		830	820,051
2.97%, 03/07/19		830	813,872
JPMorgan Securities LLC, (LIBOR USD 3 Month + 0.18%), 2.53%, 04/15/19(a)		1,280	1,280,294
Societe Generale SA, 2.72%, 04/12/19(j)		1,280	1,253,417
Sumitomo Mitsui Banking Corp., 2.68%, 04/17/19(j)		1,280	1,253,297

Total Commercial Paper — 0.9% (Cost: $5,419,387)			5,420,931

Security	Par (000)		Value
Foreign Government Obligations — 2.0%

Japan — 2.0%
Government of Japan Treasury Bills:(j)
(0.14)%, 08/13/18	JPY	679,400	$6,137,354
(0.14)%, 09/03/18		680,000	6,143,229

			12,280,583
Total Foreign Government Obligations — 2.0% (Cost: $12,337,669)			12,280,583

	Shares
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.80%(k)(l)		3,903,168	3,903,168

Total Money Market Funds — 0.6% (Cost: $3,903,168)			3,903,168
Total Short-Term Securities — 4.8% (Cost: $29,960,223)			29,908,356

Total Options Purchased — 0.2% (Cost: $1,337,692)			1,129,184

Total Investments Before Options Written and TBA Sale Commitments — 140.4% (Cost: $884,874,153)			872,651,767

Total Options Written — 0.0% (Premium Received — $(344,419))			(258,879)

	Par (000)
TBA Sale Commitments — (16.3)%(f)

Mortgage-Backed Securities — (16.3)%
Federal Home Loan Mortgage Corp.:
2.50%, 07/15/33	USD	3,227	(3,132,487)
3.00%, 07/15/48		185	(179,057)
3.50%, 06/15/44		9,901	(9,849,312)
4.00%, 09/15/43		1,643	(1,674,662)
5.00%, 04/15/37		28	(29,556)

3

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Mortgage-Backed Securities (continued)
Federal National Mortgage Association:
2.00%, 02/25/29	USD	1,466	$(1,388,294)
2.50%, 04/25/29		2,356	(2,289,646)
3.00%, 02/25/29 - 05/25/44		2,605	(2,581,324)
3.50%, 10/25/27 - 04/25/44		17,003	(16,999,466)
4.00%, 07/25/33 - 09/25/43		25,828	(26,345,371)
4.50%, 12/25/22 - 08/25/48		2,561	(2,651,205)
5.00%, 04/25/37		994	(1,052,955)
5.50%, 08/25/34		2,358	(2,528,402)
6.00%, 10/25/34		2,510	(2,745,313)
Government National Mortgage Association:
3.00%, 02/20/45 - 07/15/48		18,646	(18,232,586)
3.50%, 07/15/48		4,383	(4,399,864)
4.00%, 07/15/48		67	(68,670)
4.50%, 09/15/39		4,675	(4,859,118)

Total TBA Sale Commitments — (16.3)% (Proceeds: $100,710,034)			(101,007,288)

Total Investments Net of Options Written and TBA Sale Commitments — 124.1% (Cost: $783,819,699)			771,385,600
Liabilities in Excess of Other Assets — (24.1)%			(149,877,731)

Net Assets — 100.0%			$621,507,869

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Represents or includes a TBA transaction.
(g)	Amount is less than $500.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Issuer is a U.S. branch of a foreign domiciled bank.
(j)	Rates are discount rates or a range of discount rates at the time of purchase.
(k)	Annualized 7-day yield as of period end.
(l)

During the period ended June 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/17	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,571,022	(1,667,854)	3,903,168	$3,903,168	$75,738	$—	$—

(a)	Includes net capital gain distributions, if applicable.

4

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock U.S. Government Bond Portfolio

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas SA	1.97%	06/29/18	07/02/18	$30,935,621	$30,939,007	U.S. Treasury Obligations	Overnight
BNP Paribas SA	2.07%	06/29/18	07/02/18	8,100,313	8,101,244	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	2.15%	06/29/18	07/02/18	27,101,250	27,104,487	U.S. Treasury Obligations	Overnight
JP Morgan Securities LLC	2.10%	06/29/18	07/02/18	10,927,771	10,929,046	U.S. Treasury Obligations	Overnight
RBC Capital Markets, LLC	2.30%	06/29/18	07/02/18	7,780,380	7,781,374	U.S. Treasury Obligations	Overnight
RBC Capital Markets, LLC	2.30%	06/29/18	07/02/18	23,540,949	23,543,957	U.S. Treasury Obligations	Overnight
RBC Capital Markets, LLC	2.30%	06/29/18	07/02/18	19,675,000	19,677,514	U.S. Treasury Obligations	Overnight
RBC Capital Markets, LLC	2.30%	06/29/18	07/02/18	19,825,000	19,827,533	U.S. Treasury Obligations	Overnight

Total				$147,886,284	$147,904,162

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Long Bond	28	09/19/18	$4,060	$32,767
U.S. Treasury Ultra Bond	10	09/19/18	1,596	(1,132)
U.S. Treasury 2 Year Note	550	09/28/18	116,505	(83,350)
U.S. Treasury 5 Year Note	40	09/28/18	4,545	4,095

				(47,620)

Short Contracts
Euro-Bund	148	09/06/18	28,094	(299,573)
U.S. Treasury 10 Year Note	983	09/19/18	118,144	(447,360)
U.S. Treasury 10 Year Ultra Note	1	09/19/18	128	(564)
90-Day Eurodollar	1	12/14/20	243	99

				(747,398)

				$(795,018)

5

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock U.S. Government Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	195,000	USD	227,263	Bank of America NA	07/03/18	$458
USD	59,820	BRL	230,771	Citibank NA	07/03/18	278
USD	44,000	BRL	165,596	Goldman Sachs International	07/03/18	1,273
USD	96,000	BRL	356,256	UBS AG	07/03/18	4,081
USD	48,860	CLP	30,752,500	JP Morgan Chase Bank NA	07/03/18	1,794
USD	239,582	EUR	195,000	Goldman Sachs International	07/03/18	11,861
USD	433,677	EUR	367,000	Goldman Sachs International	07/05/18	5,034
USD	380,000	RUB	23,670,960	JP Morgan Chase Bank NA	07/09/18	3,318
TRY	139,909	USD	30,000	Citibank NA	07/16/18	287
TRY	419,673	USD	90,000	JP Morgan Chase Bank NA	07/16/18	848
TRY	279,840	USD	60,000	Royal Bank of Scotland	07/16/18	578
USD	58,345	TRY	257,070	Deutsche Bank AG	07/16/18	2,697
USD	121,655	TRY	535,518	Morgan Stanley & Co. International plc	07/16/18	5,729
MXN	2,032,708	USD	99,000	Deutsche Bank AG	07/19/18	3,087
USD	99,000	MXN	1,813,086	UBS AG	07/19/18	7,943
EUR	657,367	USD	1,613,006	Bank of America NA	07/03/18	28,334
USD	700,804	BRL	1,324,215	Citibank NA	07/03/18	3,123
USD	744,240	BRL	1,035,424	Goldman Sachs International	07/03/18	2,585
USD	787,677	BRL	746,633	UBS AG	07/03/18	12,649
USD	831,114	CLP	457,842	JP Morgan Chase Bank NA	07/03/18	283
USD	874,551	EUR	169,051	Goldman Sachs International	07/03/18	4,138
USD	917,988	EUR	(119,740)	Goldman Sachs International	07/05/18	26,344
USD	961,425	RUB	(408,531)	JP Morgan Chase Bank NA	07/09/18	360
TRY	1,004,862	USD	(697,322)	Citibank NA	07/16/18	3,692
TRY	1,048,299	USD	(986,113)	JP Morgan Chase Bank NA	07/16/18	11,643
TRY	1,091,736	USD	(1,274,905)	Royal Bank of Scotland	07/16/18	3,711
USD	1,135,173	TRY	(1,563,696)	Deutsche Bank AG	07/16/18	50,189
USD	1,178,610	TRY	(1,852,487)	Morgan Stanley & Co. International plc	07/16/18	72,869
MXN	1,222,047	USD	(2,141,278)	Deutsche Bank AG	07/19/18	3,272
USD	1,265,483	MXN	(2,430,069)	UBS AG	07/19/18	49,769
EUR	1,308,920	USD	(2,718,860)	Bank of America NA	07/03/18	1,690
USD	1,352,357	BRL	(3,007,651)	Citibank NA	07/03/18	867
USD	1,395,794	BRL	(3,296,442)	Goldman Sachs International	07/03/18	2,567
USD	1,439,231	BRL	(3,585,233)	UBS AG	07/03/18	7,357
USD	1,482,668	CLP	(3,874,024)	JP Morgan Chase Bank NA	07/03/18	9,706
USD	1,526,105	EUR	(4,162,815)	Goldman Sachs International	07/03/18	1,039
USD	1,569,542	EUR	(4,451,606)	Goldman Sachs International	07/05/18	809
USD	1,612,979	RUB	(4,740,397)	JP Morgan Chase Bank NA	07/09/18	673
TRY	1,656,416	USD	(5,029,188)	Citibank NA	07/16/18	682
TRY	1,699,853	USD	(5,317,980)	JP Morgan Chase Bank NA	07/16/18	2,265
TRY	1,743,290	USD	(5,606,771)	Royal Bank of Scotland	07/16/18	75
USD	1,786,726	TRY	(5,895,562)	Deutsche Bank AG	07/16/18	23,285
USD	1,830,163	TRY	(6,184,353)	Morgan Stanley & Co. International plc	07/16/18	565
MXN	1,873,600	USD	(6,473,144)	Deutsche Bank AG	07/19/18	579
USD	1,917,037	MXN	(6,761,935)	UBS AG	07/19/18	532
EUR	1,960,474	USD	(7,050,726)	Bank of America NA	07/03/18	69
USD	2,003,911	BRL	(7,339,517)	Citibank NA	07/03/18	400
USD	2,047,348	BRL	(7,628,308)	Goldman Sachs International	07/03/18	404
USD	2,090,785	BRL	(7,917,099)	UBS AG	07/03/18	516
USD	2,134,222	CLP	(8,205,890)	JP Morgan Chase Bank NA	07/03/18	128
USD	2,177,659	EUR	(8,494,681)	Goldman Sachs International	07/03/18	243
USD	2,221,096	EUR	(8,783,472)	Goldman Sachs International	07/05/18	126,385
USD	2,264,533	RUB	(9,072,263)	JP Morgan Chase Bank NA	07/09/18	126,705
TRY	2,307,969	USD	(9,361,054)	Citibank NA	07/16/18	103,084

						732,852

BRL	143,492	USD	38,400	Barclays Bank plc	07/03/18	(1,377)
BRL	378,591	USD	103,820	BNP Paribas SA	07/03/18	(6,138)
BRL	218,477	USD	57,600	UBS AG	07/03/18	(1,230)
CLP	30,752,500	USD	48,601	JP Morgan Chase Bank NA	07/03/18	(1,536)
RUB	23,723,400	USD	380,000	JP Morgan Chase Bank NA	07/09/18	(2,483)
USD	374,600	MXN	7,479,563	Citibank NA	07/23/18	(798)
ARS	4,123,660	USD	154,792	BNP Paribas SA	07/31/18	(16,589)
BRL	974,951	USD	267,000	BNP Paribas SA	08/02/18	(16,370)
BRL	998,180	USD	267,000	JP Morgan Chase Bank NA	08/02/18	(10,399)
CNY	537,163	USD	83,840	Deutsche Bank AG	08/03/18	(2,954)
USD	227,791	EUR	195,000	Bank of America NA	08/03/18	(459)
RUB	18,905,200	USD	302,000	BNP Paribas SA	08/07/18	(2,136)
USD	90,000	IDR	1,301,400,000	JP Morgan Chase Bank NA	08/09/18	(537)
ZAR	1,092,075	USD	79,772	Bank of America NA	08/16/18	(625)
IDR	283,944,923	USD	19,960	Citibank NA	08/20/18	(249)
IDR	283,945,000	USD	19,926	Goldman Sachs International	08/20/18	(215)
IDR	279,710,000	USD	19,630	Nomura International plc	08/20/18	(213)
TRY	3,600,000	USD	926,215	BNP Paribas SA	08/20/18	(159,022)
RUB	14,693,915	USD	234,151	Bank of America NA	08/21/18	(1,446)
RUB	9,644,791	USD	153,849	Credit Suisse International	08/21/18	(1,106)
IDR	3,803,104,000	USD	272,000	Deutsche Bank AG	08/31/18	(8,567)
CAD	511,000	MXN	8,201,294	Bank of America NA	09/19/18	(18,597)
JPY	16,205,852	USD	148,000	Bank of America NA	09/19/18	(809)
NZD	42,000	USD	28,638	Royal Bank of Scotland	09/19/18	(189)
SEK	5,755,293	CHF	639,000	Deutsche Bank AG	09/19/18	(3,224)
SEK	106,215	USD	12,000	Deutsche Bank AG	09/19/18	(69)
USD	472,483	AUD	639,000	Citibank NA	09/19/18	(523)
USD	247,039	AUD	335,000	Royal Bank of Canada	09/19/18	(937)
USD	638,000	CAD	847,419	Goldman Sachs International	09/19/18	(7,470)
USD	180,000	CHF	177,823	Goldman Sachs International	09/19/18	(805)
USD	160,000	CHF	157,954	Morgan Stanley & Co. International plc	09/19/18	(604)
USD	152,758	EUR	131,000	Morgan Stanley & Co. International plc	09/19/18	(1,145)
USD	419,686	GBP	320,000	UBS AG	09/19/18	(4,134)
USD	332,000	NOK	2,714,187	Barclays Bank plc	09/19/18	(2,319)
MXN	7,029,067	USD	361,000	HSBC Bank plc	11/26/18	(15,191)

						(290,465)

	Net Unrealized Appreciation					$442,387

6

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock U.S. Government Bond Portfolio

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
2Y-10 CMS Index Cap	0.44%	Citibank NA	07/23/18	USD	205,570	$21	$102,785	$(102,764)
30Y-5Y CMS Index Cap	0.30%	Barclays Bank plc	07/30/18	USD	121,500	12	69,255	(69,243)
2Y-10 CMS Index Cap	0.34%	Citibank NA	08/28/18	USD	49,220	372	32,239	(31,867)

						$405	$204,279	$(203,874)

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Down and Out	Deutsche Bank AG	07/19/18	BRL	3.68	BRL	3.55	USD	185	$98
USD Currency	One-Touch	BNP Paribas SA	07/20/18	ZAR	11.60	ZAR	11.60	USD	14	1
USD Currency	One-Touch	Morgan Stanley & Co. International plc	07/24/18	TRY	4.30	TRY	4.30	USD	14	686
USD Currency	Down and Out	Morgan Stanley & Co. International plc	08/10/18	TRY	4.65	TRY	4.38	USD	144	2,925
USD Currency	One-Touch	Deutsche Bank AG	08/20/18	BRL	3.50	BRL	3.50	USD	9	282
USD Currency	One-Touch	Morgan Stanley & Co. International plc	10/25/18	MXN	16.50	MXN	16.50	USD	18	422

										$4,414

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	HSBC Bank USA NA	07/05/18	IDR	14,000.00	USD	90	$15
USD Currency	Deutsche Bank AG	08/13/18	MXN	18.50	USD	330	697
USD Currency	Morgan Stanley & Co. International plc	08/20/18	MXN	19.50	USD	9,476	120,549
USD Currency	Morgan Stanley & Co. International plc	09/26/18	ZAR	12.90	USD	2,198	12,986
USD Currency	Morgan Stanley & Co. International plc	09/26/18	TRY	4.52	USD	2,245	21,794
USD Currency	HSBC Bank USA NA	10/18/18	ZAR	12.63	USD	3,683	15,710
USD Currency	Citibank NA	10/19/18	TRY	4.50	USD	2,851	25,464

							$197,215

7

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock U.S. Government Bond Portfolio

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.04%	Semi-Annual	JP Morgan Chase Bank NA	04/27/38	3.04%	USD	8,720	$492,265

Put
10-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	11/16/18	3.35%	USD	12,500	38,838
10-Year Interest Rate Swap	3.04%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	04/27/38	3.04%	USD	8,720	396,047

										434,885

										$927,150

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.50%	Semi-Annual	Bank of America NA	11/16/18	2.50%	USD	22,080	$(9,615)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.50%	Semi-Annual	Bank of America NA	11/26/18	2.50%	USD	22,080	(10,767)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.74%	Semi-Annual	JP Morgan Chase Bank NA	12/27/18	2.74%	USD	79,170	(125,400)

										(145,782)

Put
2-Year Interest Rate Swap	3.25%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	10/19/18	3.25%	USD	33,400	(8,248)
2-Year Interest Rate Swap	3.14%	Semi-Annual	3 month LIBOR	Quarterly	JP Morgan Chase Bank NA	12/27/18	3.14%	USD	79,170	(104,849)

										(113,097)

										$(258,879)

8

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock U.S. Government Bond Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.30.V1	1.00%	Quarterly	06/20/23	USD	2,281	$(34,442)	$(38,358)	$3,916

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	1.63%	At Termination	06/15/28	EUR	2,450	$1,931	$—	$1,931

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of the Philippines	1.00%	Quarterly	JP Morgan Chase Bank NA	06/20/23	USD	470	$(1,127)	$(5,551)	$4,424
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	59	810	1,059	(249)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	60	824	1,156	(332)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	98	1,346	776	570
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	47	645	382	263
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	60	824	1,130	(306)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	59	811	1,150	(339)
United Mexican States	1.00%	Quarterly	Barclays Bank plc	06/20/23	USD	48	659	936	(277)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	114	1,565	938	627
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	53	727	500	227
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	59	811	464	347
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	91	1,250	744	506
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/23	USD	61	838	1,176	(338)
United Mexican States	1.00%	Quarterly	Deutsche Bank AG	06/20/23	USD	141	1,936	708	1,228

							$11,919	$5,568	$6,351

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency			Notional Amount (000)
7.36%	Monthly	28 day MXIBTIIE	Monthly	N/A	01/28/19	MXN	28,737	$7,503	$—	$7,503
1.37%	Semi-Annual	3 month LIBOR	Quarterly	N/A	11/30/20	USD	10,970	379,819	—	379,819
28 day MXIBTIIE	Monthly	7.66%	Monthly	N/A	02/22/21	MXN	8,616	(3,672)	—	(3,672)
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/14/22	MXN	3,205	4,611	—	4,611
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A	10/14/22	MXN	4,224	6,117	—	6,117
2.50%	Semi-Annual	3 month LIBOR	Quarterly	N/A	01/29/23	USD	11,601	112,149	—	112,149
28 day MXIBTIIE	Monthly	7.94%	Monthly	N/A	06/19/23	MXN	7,434	1,002	—	1,002
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A	08/25/25	USD	130	(5,813)	—	(5,813)
6 month EURIBOR	Semi-Annual	0.94%	Annual	09/10/18(a)	08/15/27	EUR	15,140	214,524	—	214,524
2.96%	Annual	6 month WIBOR	Semi-Annual	N/A	03/06/28	PLN	609	(1,225)	—	(1,225)
3 month LIBOR	Quarterly	3.13%	Semi-Annual	N/A	05/22/28	USD	2,200	41,007	—	41,007

								$756,022	$—	$756,022

(a)	Forward Swap.

9

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock U.S. Government Bond Portfolio

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency			Notional Amount (000)
28 day MXIBTIIE	Monthly	7.07%	Monthly	Citibank NA	11/21/18	MXN	9,141	$(2,285)	—	$(2,285)
28 day MXIBTIIE	Monthly	7.06%	Monthly	JP Morgan Chase Bank NA	11/21/18	MXN	10,969	(2,769)	—	(2,769)
28 day MXIBTIIE	Monthly	6.98%	Monthly	Citibank NA	11/28/18	MXN	15,600	(4,275)	—	(4,275)
28 day MXIBTIIE	Monthly	6.98%	Monthly	JP Morgan Chase Bank NA	11/28/18	MXN	8,850	(2,425)	—	(2,425)
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	5,716	(25,436)	—	(25,436)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	7,502	33,685	—	33,685

								$(3,505)	$—	$(3,505)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.10%
3 month LIBOR	London Interbank Offered Rate	2.34%
6 month EURIBOR	Euro Interbank Offered Rate	-0.27%
6 month WIBOR	Warsaw Interbank Offered Rate	1.68%

10

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock U.S. Government Bond Portfolio

Currency

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	New Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviations

CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
CSMC	Credit Suisse Mortgage Capital
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-The-Counter
TBA	To-be-announced
WIBOR	WIBOR

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its Semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$26,018,706	$—	$26,018,706
Foreign Government Obligations	—	7,209,266	—	7,209,266
Non-Agency Mortgage-Backed Securities	—	21,527,540	1,575,945	23,103,485
U.S. Government Sponsored Agency Securities	—	440,302,795	—	440,302,795
U.S. Treasury Obligations	—	344,979,975	—	344,979,975
Short-Term Securities:
Certificates of Deposit	—	8,303,674	—	8,303,674
Commercial Paper	—	5,420,931	—	5,420,931
Foreign Government Obligations	—	12,280,583	—	12,280,583
Money Market Funds	3,903,168	—	—	3,903,168
Options Purchased:
Foreign currency exchange contracts	—	201,629	—	201,629
Interest rate contracts	—	927,555	—	927,555
Liabilities:
TBA Sale Commitments	—	(101,007,288)	—	(101,007,288)

	$3,903,168	$766,165,366	$1,575,945	$771,644,479

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$12,108	$—	$12,108
Foreign currency exchange contracts	—	732,852	—	732,852
Interest rate contracts	36,961	800,417	—	837,378
Other contracts	—	1,931	—	1,931
Liabilities:
Credit contracts	—	(1,841)	—	(1,841)
Foreign currency exchange contracts	—	(290,465)	—	(290,465)
Interest rate contracts	(831,979)	(306,779)	—	(1,138,758)

	$(795,018)	$948,223	$—	$153,205

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $147,904,162 are categorized as level 2 within the disclosure hierarchy.

During the period ended June 30, 2018, there were no transfers between levels.

11

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: August 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: August 22, 2018